UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

[Attached EDGARIZED SCHEDULE OF INVESTMENTS]

Growth Stock Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (94.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.7%)
	Abercrombie & Fitch Co. - Class A	71,000	4,168
*	Amazon.com, Inc.	54,700	9,853
	Coach, Inc.	94,600	4,923
	DeVry, Inc.	60,100	3,310
*	DIRECTV - Class A	114,900	5,377
*	Discovery Communications, Inc.	103,800	3,655
*	Ford Motor Co.	91,400	1,363
	Johnson Controls, Inc.	139,200	5,786
	Kohl’s Corp.	68,700	3,644
*	Las Vegas Sands Corp.	66,500	2,808
	Limited Brands, Inc.	137,400	4,518
	Marriott International, Inc. - Class A	118,500	4,216
	McDonald’s Corp.	99,700	7,586
	NIKE, Inc. - Class B	31,600	2,392
*	O’Reilly Automotive, Inc.	48,600	2,792
*	Priceline.com, Inc.	11,000	5,571
	Target Corp.	80,600	4,031
	The Walt Disney Co.	172,600	7,437

	Total		83,430

	Consumer Staples (6.0%)
	The Coca-Cola Co.	122,500	8,128
	Costco Wholesale Corp.	115,400	8,461
	CVS Caremark Corp.	120,529	4,137
*	Hansen Natural Corp.	52,800	3,180
	Mead Johnson Nutrition Co.	52,400	3,035
	Philip Morris International, Inc.	112,600	7,390

	Total		34,331

	Energy (9.2%)
	Anadarko Petroleum Corp.	81,900	6,709
	Halliburton Co.	188,300	9,385
	Occidental Petroleum Corp.	94,600	9,885
	Petroleo Brasileiro SA, ADR	156,300	6,319
	Schlumberger, Ltd.	154,000	14,362
*	Weatherford International, Ltd.	261,300	5,906

	Total		52,566

	Financials (6.8%)
	American Express Co.	127,300	5,754
	CME Group, Inc. - Class A	8,000	2,412
	The Goldman Sachs Group, Inc.	46,700	7,401
	Invesco, Ltd.	283,000	7,233

	Common Stocks (94.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	JPMorgan Chase & Co.	166,000	7,653
	MetLife, Inc.	106,700	4,773
	Wells Fargo & Co.	117,900	3,737

	Total		38,963

	Health Care (9.9%)
*	Alexion Pharmaceuticals, Inc.	30,800	3,039
	Allergan, Inc.	73,800	5,241
	AmerisourceBergen Corp.	168,500	6,666
*	Celgene Corp.	95,100	5,471
*	Cerner Corp.	27,000	3,002
	Covidien PLC	69,300	3,600
*	Express Scripts, Inc.	174,400	9,698
*	Intuitive Surgical, Inc.	8,000	2,668
	Pharmaceutical Product Development, Inc.	150,100	4,159
	Teva Pharmaceutical Industries, Ltd., ADR	132,800	6,663
*	Thermo Fisher Scientific, Inc.	112,900	6,272

	Total		56,479

	Industrials (12.3%)
	Caterpillar, Inc.	45,300	5,044
	Cummins, Inc.	38,100	4,177
	Danaher Corp.	169,800	8,813
	Dover Corp.	98,100	6,449
	FedEx Corp.	53,200	4,977
*	Foster Wheeler AG	84,300	3,171
	Honeywell International, Inc.	123,950	7,401
	Illinois Tool Works, Inc.	125,300	6,731
	PACCAR, Inc.	99,800	5,225
	Precision Castparts Corp.	24,300	3,576
	Union Pacific Corp.	66,800	6,568
	United Parcel Service, Inc. - Class B	59,000	4,385
	United Technologies Corp.	44,350	3,754

	Total		70,271

	Information Technology (29.5%)
	Amphenol Corp. - Class A	46,200	2,513
*	Apple, Inc.	98,300	34,253
	Avago Technologies, Ltd.	111,100	3,455
*	Baidu, Inc., ADR	41,300	5,692
*	BMC Software, Inc.	50,100	2,492
	Broadcom Corp. - Class A	172,150	6,779
*	Check Point Software Technologies, Ltd.	25,200	1,286
	Cisco Systems, Inc.	469,000	8,043
*	Citrix Systems, Inc.	54,200	3,981
*	Cognizant Technology Solutions Corp. - Class A	93,700	7,627

	Common Stocks (94.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	EMC Corp.	260,700	6,922
*	Google, Inc. - Class A	29,842	17,494
	Hewlett-Packard Co.	111,600	4,572
	International Business Machines Corp.	46,000	7,501
*	Juniper Networks, Inc.	72,100	3,034
	MasterCard, Inc. - Class A	33,000	8,307
	Microsoft Corp.	438,300	11,115
	Oracle Corp.	449,000	14,983
	QUALCOMM, Inc.	214,400	11,756
	Siliconware Precision Industries Co., ADR	395,500	2,389
	Western Union Co.	183,100	3,803

	Total		167,997

	Materials (4.5%)
	Freeport-McMoRan Copper & Gold, Inc.	104,000	5,777
	Goldcorp, Inc.	59,600	2,968
*	LyondellBasell Industries NV - Class A	171,400	6,779
	Potash Corp. of Saskatchewan, Inc.	74,400	4,385
	Praxair, Inc.	54,400	5,527

	Total		25,436

	Telecommunication Services (1.7%)
*	American Tower Corp. - Class A	186,300	9,654

	Total		9,654

	Total Common Stocks
	(Cost: $439,111)		539,127

	Short-Term Investments (6.0%)

	Energy (0.9%)
	Sempra Global, 0.28%, 4/4/11	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (0.3%)
(b)	Federal Home Loan Bank, 0.155%, 4/25/11	2,000,000	2,000

	Total		2,000

	Finance Services (0.9%)
	Govco LLC, 0.22%, 5/25/11	5,000,000	4,998

	Total		4,998

	Food Processors (0.9%)
	Kellogg Co., 0.27%, 4/11/11	5,000,000	4,999

	Total		4,999

Growth Stock Portfolio

Short-Term Investments (6.0%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas (2.1%)
Devon Energy Corp., 0.20%, 4/1/11	6,900,000	6,900
Kinder Morgan Energy Partners LP, 0.32%, 4/8/11	5,000,000	5,000

Total		11,900

Short Term Business Credit (0.9%)
Falcon Asset Securitization Co. LLC, 0.16%, 4/8/11	5,000,000	5,000

Total		5,000

Total Short-Term Investments
(Cost: $33,897)		33,897

Total Investments (100.6%)
(Cost: $473,008)(a)		573,024

Other Assets, Less
Liabilities (-0.6%)		(3,566)

Net Assets (100.0%)		569,458

Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $473,008 and the net unrealized appreciation of investments based on that cost was $100,016 which is comprised of $109,117 aggregate gross unrealized appreciation and $9,101 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2011, $11,159)	175	6/11	$400

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$539,127	$-	$-
Short-Term Investments	-	33,897	-
Other Financial Instruments^	400	-	-
Total	$539,527	$33,897	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Focused Appreciation Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (93.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.5%)
	Compagnie Financiere Richemont SA, ADR	1,191,695	6,864
*	Ford Motor Co.	621,825	9,271
*	General Motors Co.	157,710	4,894
	Limited Brands, Inc.	277,140	9,112
	News Corp. - Class A	722,710	12,691
	NIKE, Inc. - Class B	46,260	3,502

	Total		46,334

	Consumer Staples (1.8%)
	Anheuser-Busch InBev NV, ADR	102,090	5,837

	Total		5,837

	Energy (2.4%)
	BG Group PLC, ADR	31,830	3,976
	Petroleo Brasileiro SA, ADR	91,397	3,695

	Total		7,671

	Financials (11.5%)
	Bank of America Corp.	990,230	13,200
	The Charles Schwab Corp.	422,919	7,625
	CME Group, Inc. - Class A	27,935	8,424
	Prudential PLC, ADR	334,572	7,601

	Total		36,850

	Health Care (10.0%)
*	Celgene Corp.	292,870	16,849
*	Intuitive Surgical, Inc.	5,930	1,977
*	Medco Health Solutions, Inc.	154,658	8,686
*	Vertex Pharmaceuticals, Inc.	91,893	4,404

	Total		31,916

	Industrials (11.2%)
	C.H. Robinson Worldwide, Inc.	90,660	6,721
	FANUC, Ltd., ADR	282,075	7,080
	Precision Castparts Corp.	75,195	11,067
	United Parcel Service, Inc. - Class B	147,000	10,925

	Total		35,793

	Information Technology (34.8%)
*	Adobe Systems, Inc.	197,180	6,538
	Amphenol Corp. - Class A	67,470	3,670
*	Apple, Inc.	101,174	35,254
	Cisco Systems, Inc.	282,030	4,837
*	eBay, Inc.	557,335	17,300
*	Google, Inc. - Class A	24,437	14,325
	Microsoft Corp.	565,860	14,350

	Common Stocks (93.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Oracle Corp.	256,040	8,544
	TE Connectivity, Ltd.	71,820	2,501
*	Yahoo!, Inc.	221,596	3,690

	Total		111,009

	Materials (4.8%)
*	Ivanhoe Mines, Ltd.	564,195	15,493

	Total		15,493

	Telecommunication Services (2.5%)
*	Crown Castle International Corp.	184,230	7,839

	Total		7,839

	Total Common Stocks
	(Cost: $239,279)		298,742

	Short-Term Investments (6.8%)

	Federal Government & Agencies (6.8%)
	Federal Home Loan Bank, 0.02%, 4/15/11	100,000	100
	Federal Home Loan Bank, 0.05%, 5/20/11	5,000,000	5,000
	Federal Home Loan Bank, 0.095%, 5/20/11	4,400,000	4,399
	Federal Home Loan Bank, 0.10%, 5/20/11	12,300,000	12,298

	Total		21,797

	Total Short-Term Investments
	(Cost: $21,797)		21,797

	Total Investments (100.3%)
	(Cost: $261,076)(a)		320,539

	Other Assets, Less
	Liabilities (-0.3%)		(1,098)

	Net Assets (100.0%)		319,441

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $261,076 and the net unrealized appreciation of investments based on that cost was $59,463 which is comprised of $66,341 aggregate gross unrealized appreciation and $6,878 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$298,742	$-	$-
Short-Term Investments	-	21,797	-
Other Financial Instruments^	-	-	-
Total	$298,742	$21,797	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2011, this Portfolio did not hold any derivative instruments.

Large Cap Core Stock Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.1%)
	Abercrombie & Fitch Co. - Class A	54,700	3,211
*	Amazon.com, Inc.	9,700	1,747
	Coach, Inc.	57,200	2,977
*	DIRECTV - Class A	81,700	3,824
*	Discovery Communications, Inc.	73,700	2,595
*	Ford Motor Co.	200,200	2,985
	The Home Depot, Inc.	31,500	1,167
	Johnson Controls, Inc.	98,100	4,078
	Kohl’s Corp.	37,400	1,984
*	Las Vegas Sands Corp.	50,500	2,132
	Limited Brands, Inc.	100,100	3,291
	Marriott International, Inc. - Class A	81,100	2,886
	McDonald’s Corp.	68,600	5,220
	Target Corp.	43,100	2,155
	The Walt Disney Co.	137,500	5,925

	Total		46,177

	Consumer Staples (9.0%)
	The Coca-Cola Co.	127,600	8,466
	Costco Wholesale Corp.	69,800	5,118
	CVS Caremark Corp.	101,422	3,481
*	Hansen Natural Corp.	35,200	2,120
	Mead Johnson Nutrition Co.	45,400	2,630
	PepsiCo, Inc.	77,800	5,011
	Philip Morris International, Inc.	107,400	7,049
	The Procter & Gamble Co.	62,162	3,829

	Total		37,704

	Energy (14.4%)
	Anadarko Petroleum Corp.	66,600	5,456
	Chevron Corp.	79,100	8,498
	Exxon Mobil Corp.	181,249	15,248
	Halliburton Co.	122,000	6,081
	Occidental Petroleum Corp.	72,400	7,565
	Petroleo Brasileiro SA, ADR	111,900	4,524
	Schlumberger, Ltd.	93,100	8,683
*	Weatherford International, Ltd.	169,800	3,837

	Total		59,892

	Financials (15.2%)
	American Express Co.	102,900	4,651
*	Citigroup, Inc.	951,800	4,207
	CME Group, Inc. - Class A	5,900	1,779
	The Goldman Sachs Group, Inc.	45,200	7,163
	Invesco, Ltd.	198,200	5,066
	JPMorgan Chase & Co.	268,296	12,368
	MetLife, Inc.	110,100	4,925

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Morgan Stanley	129,800	3,546
	PNC Financial Services Group, Inc.	42,430	2,673
	Prudential Financial, Inc.	55,000	3,387
	SunTrust Banks, Inc.	104,300	3,008
	The Travelers Cos., Inc.	26,800	1,594
	Wells Fargo & Co.	288,300	9,139

	Total		63,506

	Health Care (11.8%)
*	Alexion Pharmaceuticals, Inc.	15,500	1,530
	Allergan, Inc.	49,200	3,494
	AmerisourceBergen Corp.	125,100	4,949
	Bristol-Myers Squibb Co.	152,100	4,020
*	Celgene Corp.	32,695	1,881
*	Cerner Corp.	20,400	2,268
	Covidien PLC	56,900	2,955
*	Express Scripts, Inc.	80,200	4,460
*	Intuitive Surgical, Inc.	3,000	1,000
	Johnson & Johnson	52,900	3,134
	Pfizer, Inc.	390,200	7,925
	Pharmaceutical Product Development, Inc.	111,100	3,079
	Teva Pharmaceutical Industries, Ltd., ADR	57,600	2,890
*	Thermo Fisher Scientific, Inc.	68,800	3,822
	UnitedHealth Group, Inc.	40,300	1,822

	Total		49,229

	Industrials (11.1%)
	Caterpillar, Inc.	31,900	3,552
	Cummins, Inc.	27,600	3,026
	Danaher Corp.	93,009	4,827
	Dover Corp.	58,700	3,859
	FedEx Corp.	38,500	3,602
*	Foster Wheeler AG	62,500	2,351
	General Electric Co.	208,700	4,185
	Honeywell International, Inc.	99,050	5,914
	Illinois Tool Works, Inc.	65,400	3,513
	PACCAR, Inc.	80,650	4,222
	Precision Castparts Corp.	8,400	1,236
	Union Pacific Corp.	26,250	2,581
	United Parcel Service, Inc. - Class B	45,200	3,359

	Total		46,227

	Information Technology (17.9%)
*	Apple, Inc.	34,300	11,952
	Avago Technologies, Ltd.	73,000	2,270
	Broadcom Corp. - Class A	88,200	3,473
*	Check Point Software Technologies, Ltd.	19,200	980
	Cisco Systems, Inc.	257,800	4,421

	Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Cognizant Technology Solutions Corp. - Class A	47,600	3,875
*	EMC Corp.	162,400	4,312
*	Google, Inc. - Class A	9,700	5,686
	Hewlett-Packard Co.	92,300	3,782
	Intel Corp.	105,000	2,118
	International Business Machines Corp.	44,000	7,175
*	Juniper Networks, Inc.	39,800	1,675
	MasterCard, Inc. - Class A	12,300	3,096
	Microsoft Corp.	313,500	7,950
	Oracle Corp.	234,000	7,809
	QUALCOMM, Inc.	77,100	4,227

	Total		74,801

	Materials (4.4%)
	Agnico-Eagle Mines, Ltd.	18,100	1,201
	The Dow Chemical Co.	151,000	5,700
	Freeport-McMoRan Copper & Gold, Inc.	45,600	2,533
	Goldcorp, Inc.	49,700	2,475
*	LyondellBasell Industries NV - Class A	55,500	2,195
	Potash Corp. of Saskatchewan, Inc.	28,200	1,662
	Praxair, Inc.	25,300	2,571

	Total		18,337

	Telecommunication Services (2.9%)
*	American Tower Corp. - Class A	122,400	6,343
	Verizon Communications, Inc.	152,500	5,877

	Total		12,220

	Utilities (1.2%)
	American Electric Power Co., Inc.	72,300	2,540
	PG&E Corp.	56,900	2,514

	Total		5,054

	Total Common Stocks
	(Cost: $340,334)		413,147

Large Cap Core Stock Portfolio

Short-Term Investments (1.3%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas (1.3%)
Devon Energy Corp., 0.20%, 4/1/11	5,400,000	5,400

Total		5,400

Total Short-Term Investments
(Cost: $5,400)		5,400

Total Investments (100.3%)
(Cost: $345,734)(a)		418,547

Other Assets, Less
Liabilities (-0.3%)		(1,273)

Net Assets (100.0%)		417,274

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $345,734 and the net unrealized appreciation of investments based on that cost was $72,813 which is comprised of $79,358 aggregate gross unrealized appreciation and $6,545 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$413,147	$-	$-
Short-Term Investments	-	5,400	-
Other Financial Instruments^	-	-	-
Total	$413,147	$5,400	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2011, this Portfolio did not hold any derivative instruments.

Large Cap Blend Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.5%)
	CBS Corp. - Class B	23,200	581
	Coach, Inc.	13,400	697
	Comcast Corp. - Class A	52,300	1,293
*	DreamWorks Animation SKG, Inc. - Class A	8,000	223
	Gannett Co., Inc.	50,900	775
	The Home Depot, Inc.	9,700	360
	Lowe’s Cos., Inc.	14,900	394
	McDonald’s Corp.	2,000	152
	NIKE, Inc. - Class B	2,500	189
	Scripps Networks Interactive - Class A	8,300	416
	Stanley Black & Decker, Inc.	1,500	115
	Target Corp.	28,100	1,405
	Tiffany & Co.	16,300	1,001
	Time Warner Cable, Inc.	11,543	824
*	TRW Automotive Holdings Corp.	700	39
*	Urban Outfitters, Inc.	24,200	722
	Viacom, Inc. - Class B	11,500	535
	The Walt Disney Co.	6,500	280

	Total		10,001

	Consumer Staples (7.1%)
	Alberto-Culver Co.	3,100	115
	Altria Group, Inc.	7,100	185
	Avon Products, Inc.	21,800	589
	Colgate-Palmolive Co.	7,800	630
	General Mills, Inc.	2,100	77
	Kraft Foods, Inc. - Class A	22,500	705
	PepsiCo, Inc.	12,900	831
	Philip Morris International, Inc.	23,200	1,523
	The Procter & Gamble Co.	3,600	222

	Total		4,877

	Energy (17.5%)
	Anadarko Petroleum Corp.	13,600	1,114
	Baker Hughes, Inc.	6,100	448
	Cenovus Energy, Inc.	29,800	1,174
	Chevron Corp.	6,300	677
*	Cobalt International Energy, Inc.	11,400	192
	Encana Corp.	20,600	711
	Halliburton Co.	34,600	1,724
	Noble Energy, Inc.	10,900	1,054
	Royal Dutch Shell PLC - Class A, ADR	16,400	1,195
	Royal Dutch Shell PLC - Class B, ADR	1,700	125
	Schlumberger, Ltd.	17,000	1,585
*	Transocean, Ltd.	6,700	522

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Weatherford International, Ltd.	70,500	1,593

	Total		12,114

	Financials (9.9%)
	ACE, Ltd.	3,000	194
	The Allstate Corp.	53,500	1,700
	Aon Corp.	7,200	382
	The Bank of New York Mellon Corp.	2,300	69
	BB&T Corp.	10,100	277
*	Berkshire Hathaway, Inc. - Class A	1	125
	The Charles Schwab Corp.	88,200	1,590
	The Goldman Sachs Group, Inc.	5,400	856
	JPMorgan Chase & Co.	11,400	526
	NYSE Euronext	3,800	134
	Plum Creek Timber Co., Inc.	1,400	61
	The Progressive Corp.	21,400	452
	T. Rowe Price Group, Inc.	3,100	206
	Ventas, Inc.	2,600	141
	Wells Fargo & Co.	4,300	136

	Total		6,849

	Health Care (8.0%)
	Allergan, Inc.	12,600	895
*	AMERIGROUP Corp.	12,600	810
*	Boston Scientific Corp.	97,800	703
*	Centene Corp.	2,400	79
*	Cerner Corp.	9,000	1,001
	Merck & Co., Inc.	3,699	122
*	Mettler-Toledo International, Inc.	800	138
*	Pharmasset, Inc.	3,800	299
	Shire PLC, ADR	10,200	888
	Universal Health Services, Inc. - Class B	11,800	583

	Total		5,518

	Industrials (9.9%)
	The Boeing Co.	3,400	251
	Danaher Corp.	9,200	478
	Emerson Electric Co.	8,800	514
	FedEx Corp.	13,900	1,300
	General Electric Co.	16,100	323
	Illinois Tool Works, Inc.	14,200	763
	Iron Mountain, Inc.	10,800	337
*	Jacobs Engineering Group, Inc.	8,900	458
*	Nielsen Holdings N.V.	2,400	66
	Norfolk Southern Corp.	13,500	935
	Republic Services, Inc.	9,600	288

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Spirit AeroSystems Holdings, Inc. - Class A	19,200	493
	United Technologies Corp.	7,800	660

	Total		6,866

	Information Technology (18.0%)
*	Akamai Technologies, Inc.	4,600	175
*	Alliance Data Systems Corp.	1,300	112
*	Apple, Inc.	1,300	453
	Broadcom Corp. - Class A	20,400	803
	Cisco Systems, Inc.	22,100	379
*	First Solar, Inc.	600	96
*	Flextronics International, Ltd.	25,500	190
*	Google, Inc. - Class A	2,870	1,682
	International Business Machines Corp.	5,400	880
	Jabil Circuit, Inc.	17,800	364
*	Juniper Networks, Inc.	30,100	1,267
	KLA-Tencor Corp.	14,600	692
	MasterCard, Inc. - Class A	400	101
	Maxim Integrated Products, Inc.	26,800	686
	Microchip Technology, Inc.	4,600	175
	Microsoft Corp.	17,300	439
	Nintendo Co., Ltd., ADR	21,200	715
	Oracle Corp.	25,100	838
	QUALCOMM, Inc.	25,100	1,376
	TE Connectivity, Ltd.	7,200	251
	Visa, Inc. - Class A	10,600	780

	Total		12,454

	Materials (6.3%)
	Air Products and Chemicals, Inc.	4,800	433
	Allegheny Technologies, Inc.	15,300	1,036
	Barrick Gold Corp.	14,100	732
	Cliffs Natural Resources, Inc.	7,300	717
	Freeport-McMoRan Copper & Gold, Inc.	6,600	366
	Monsanto Co.	11,000	795
	Nucor Corp.	6,100	281

	Total		4,360

	Telecommunication Services (1.7%)
*	American Tower Corp. - Class A	22,400	1,161

	Total		1,161

Large Cap Blend Portfolio

Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

Utilities (0.5%)
Edison International	4,800	175
PG&E Corp.	2,800	124
PPL Corp.	2,500	63

Total		362

Total Common Stocks
(Cost: $50,836)		64,562

Short-Term Investments (5.1%)

Federal Government & Agencies (5.1%)
Federal Home Loan Bank, 0.02%, 4/15/11	700,000	700
Federal Home Loan Bank, 0.10%, 5/20/11	2,800,000	2,800

Total		3,500

Total Short-Term Investments
(Cost: $3,500)		3,500

Total Investments (98.5%)
(Cost: $54,336)(a)		68,062

Other Assets, Less
Liabilities (1.5%)		1,036

Net Assets (100.0%)		69,098

Large Cap Blend Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $54,336 and the net unrealized appreciation of investments based on that cost was $13,726 which is comprised of $14,374 aggregate gross unrealized appreciation and $648 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$64,562	$-	$-
Short-Term Investments	-	3,500	-
Other Financial Instruments^	-	-	-
Total	$64,562	$3,500	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2011, this Portfolio did not hold any derivative instruments.

Index 500 Stock Porfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.2%)
	Abercrombie & Fitch Co. - Class A	12,100	710
*	Amazon.com, Inc.	49,400	8,898
*	Apollo Group, Inc. - Class A	17,100	713
*	AutoNation, Inc.	8,929	316
*	AutoZone, Inc.	3,725	1,019
*	Bed Bath & Beyond, Inc.	35,300	1,704
	Best Buy Co., Inc.	45,275	1,300
*	Big Lots, Inc.	10,500	456
	Cablevision Systems Corp. - Class A	32,200	1,115
*	CarMax, Inc.	31,200	1,002
	Carnival Corp.	59,809	2,294
	CBS Corp. - Class B	93,124	2,332
	Coach, Inc.	41,000	2,134
	Comcast Corp. - Class A	384,605	9,508
	D.R. Horton, Inc.	38,900	453
	Darden Restaurants, Inc.	19,150	941
	DeVry, Inc.	8,500	468
*	DIRECTV - Class A	109,900	5,143
*	Discovery Communications, Inc. - Class A	39,000	1,556
	Expedia, Inc.	27,700	628
	Family Dollar Stores, Inc.	17,500	898
*	Ford Motor Co.	523,965	7,812
	Fortune Brands, Inc.	21,267	1,316
*	GameStop Corp. - Class A	21,000	473
	Gannett Co., Inc.	33,150	505
	The Gap, Inc.	60,375	1,368
	Genuine Parts Co.	21,800	1,169
*	The Goodyear Tire & Rubber Co.	33,700	505
	H&R Block, Inc.	42,300	708
	Harley-Davidson, Inc.	32,600	1,385
	Harman International Industries, Inc.	9,700	454
	Hasbro, Inc.	19,025	891
	The Home Depot, Inc.	227,000	8,413
	International Game Technology	41,400	672
	The Interpublic Group of Companies, Inc.	67,800	852
	J.C. Penney Co., Inc.	32,750	1,176
	Johnson Controls, Inc.	93,800	3,899
	Kohl’s Corp.	40,467	2,146
	Leggett & Platt, Inc.	20,233	496
	Lennar Corp. - Class A	22,300	404
	Limited Brands, Inc.	36,587	1,203
	Lowe’s Cos., Inc.	191,100	5,051
	Macy’s, Inc.	58,646	1,423
	Marriott International, Inc. - Class A	40,256	1,432
	Mattel, Inc.	48,288	1,204

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	McDonald’s Corp.	144,478	10,993
	The McGraw-Hill Cos., Inc.	42,520	1,675
*	NetFlix, Inc.	6,100	1,448
	Newell Rubbermaid, Inc.	40,292	771
	News Corp. - Class A	316,300	5,554
	NIKE, Inc. - Class B	53,000	4,012
	Nordstrom, Inc.	23,234	1,043
	Omnicom Group, Inc.	39,300	1,928
*	O’Reilly Automotive, Inc.	19,500	1,121
	Polo Ralph Lauren Corp. - Class A	9,100	1,125
*	Priceline.com, Inc.	6,800	3,444
*	Pulte Homes, Inc.	46,535	344
	RadioShack Corp.	14,700	221
	Ross Stores, Inc.	16,500	1,174
	Scripps Networks Interactive - Class A	12,500	626
*	Sears Holdings Corp.	6,080	503
	Stanley Black & Decker, Inc.	23,142	1,773
	Staples, Inc.	99,650	1,935
	Starbucks Corp.	103,300	3,817
	Starwood Hotels & Resorts Worldwide, Inc.	26,600	1,546
	Target Corp.	98,057	4,904
	Tiffany & Co.	17,467	1,073
	Time Warner Cable, Inc.	47,592	3,395
	Time Warner, Inc.	151,333	5,403
	The TJX Cos., Inc.	54,800	2,725
*	Urban Outfitters, Inc.	17,700	528
	VF Corp.	11,957	1,178
	Viacom, Inc. - Class B	82,724	3,848
	The Walt Disney Co.	263,057	11,335
	The Washington Post Co. - Class B	700	306
	Whirlpool Corp.	10,544	900
	Wyndham Worldwide Corp.	23,986	763
	Wynn Resorts, Ltd.	10,500	1,336
	Yum! Brands, Inc.	64,760	3,327

	Total		174,619

	Consumer Staples (10.0%)
	Altria Group, Inc.	289,722	7,541
	Archer-Daniels-Midland Co.	88,303	3,180
	Avon Products, Inc.	59,500	1,609
	Brown-Forman Corp. - Class B	14,322	978
	Campbell Soup Co.	25,322	838
	The Clorox Co.	19,050	1,335
	The Coca-Cola Co.	317,775	21,084
	Coca-Cola Enterprises, Inc.	45,700	1,248
	Colgate-Palmolive Co.	68,422	5,526

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	ConAgra Foods, Inc.	60,367	1,434
*	Constellation Brands, Inc. - Class A	24,400	495
	Costco Wholesale Corp.	60,464	4,433
	CVS Caremark Corp.	189,461	6,502
*	Dean Foods Co.	25,300	253
	Dr. Pepper Snapple Group, Inc.	31,000	1,152
	The Estee Lauder Cos., Inc. - Class A	15,900	1,532
	General Mills, Inc.	88,034	3,218
	H.J. Heinz Co.	44,617	2,178
	The Hershey Co.	21,400	1,163
	Hormel Foods Corp.	19,200	534
	The J.M. Smucker Co.	16,500	1,178
	Kellogg Co.	34,857	1,882
	Kimberly-Clark Corp.	56,056	3,659
	Kraft Foods, Inc. - Class A	242,296	7,598
	The Kroger Co.	88,105	2,112
	Lorillard, Inc.	20,146	1,914
	McCormick & Co., Inc.	18,400	880
	Mead Johnson Nutrition Co.	28,331	1,641
	Molson Coors Brewing Co. - Class B	22,000	1,032
	PepsiCo, Inc.	219,725	14,152
	Philip Morris International, Inc.	248,922	16,337
	The Procter & Gamble Co.	387,964	23,899
	Reynolds American, Inc.	46,800	1,663
	Safeway, Inc.	51,000	1,201
	Sara Lee Corp.	86,235	1,524
	SUPERVALU, INC.	29,370	262
	Sysco Corp.	80,725	2,236
	Tyson Foods, Inc. - Class A	41,300	793
	Walgreen Co.	127,746	5,128
	Wal-Mart Stores, Inc.	271,400	14,126
	Whole Foods Market, Inc.	20,400	1,344

	Total		170,794

	Energy (13.0%)
	Anadarko Petroleum Corp.	68,724	5,630
	Apache Corp.	53,046	6,945
	Baker Hughes, Inc.	60,164	4,418
	Cabot Oil & Gas Corp.	14,400	763
*	Cameron International Corp.	33,900	1,936
	Chesapeake Energy Corp.	91,100	3,054
	Chevron Corp.	278,014	29,867
	ConocoPhillips	198,038	15,815
	CONSOL Energy, Inc.	31,300	1,679

Index 500 Stock Porfolio

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Denbury Resources, Inc.	55,500	1,354
	Devon Energy Corp.	59,100	5,424
	Diamond Offshore Drilling, Inc.	9,600	746
	El Paso Corp.	97,571	1,756
	EOG Resources, Inc.	37,120	4,399
	EQT Corp.	20,700	1,033
	Exxon Mobil Corp.	686,801	57,780
*	FMC Technologies, Inc.	16,600	1,568
	Halliburton Co.	126,538	6,307
	Helmerich & Payne, Inc.	14,700	1,010
	Hess Corp.	41,600	3,545
	Marathon Oil Corp.	98,366	5,244
	Massey Energy Co.	14,300	977
	Murphy Oil Corp.	26,700	1,960
*	Nabors Industries, Ltd.	39,600	1,203
	National-Oilwell Varco, Inc.	58,300	4,621
*	Newfield Exploration Co.	18,600	1,414
	Noble Corp.	34,900	1,592
	Noble Energy, Inc.	24,300	2,349
	Occidental Petroleum Corp.	112,640	11,770
	Peabody Energy Corp.	37,500	2,698
	Pioneer Natural Resources Co.	16,100	1,641
	QEP Resources, Inc.	24,400	989
	Range Resources Corp.	22,200	1,298
*	Rowan Cos., Inc.	17,450	771
	Schlumberger, Ltd.	188,484	17,578
*	Southwestern Energy Co.	48,200	2,071
	Spectra Energy Corp.	89,836	2,442
	Sunoco, Inc.	16,700	761
*	Tesoro Corp.	19,800	531
	Valero Energy Corp.	78,800	2,350
	The Williams Companies, Inc.	81,200	2,532

	Total		221,821

	Financials (15.5%)
	ACE, Ltd.	46,500	3,009
	Aflac, Inc.	65,150	3,439
	The Allstate Corp.	73,428	2,333
	American Express Co.	144,875	6,548
*	American International Group, Inc.	19,891	699
	Ameriprise Financial, Inc.	34,155	2,086
	Aon Corp.	46,100	2,441
	Apartment Investment & Management Co. - Class A	16,356	417
	Assurant, Inc.	13,800	531
	AvalonBay Communities, Inc.	11,973	1,438
	Bank of America Corp.	1,401,896	18,687
	The Bank of New York Mellon Corp.	171,963	5,136
	BB&T Corp.	96,200	2,641
*	Berkshire Hathaway, Inc. - Class B	239,766	20,052

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Boston Properties, Inc.	19,800	1,878
	Capital One Financial Corp.	63,329	3,291
*	CB Richard Ellis Group, Inc. - Class A	40,300	1,076
	The Charles Schwab Corp.	138,311	2,494
	The Chubb Corp.	40,900	2,508
	Cincinnati Financial Corp.	22,575	740
*	Citigroup, Inc.	4,024,648	17,789
	CME Group, Inc. - Class A	9,300	2,804
	Comerica, Inc.	24,450	898
	Discover Financial Services	75,556	1,822
*	E*TRADE Financial Corp.	30,660	479
	Equity Residential	40,700	2,296
	Federated Investors, Inc. - Class B	12,800	342
	Fifth Third Bancorp	127,134	1,765
	First Horizon National Corp.	36,466	409
	Franklin Resources, Inc.	20,050	2,508
*	Genworth Financial, Inc. - Class A	67,900	914
	The Goldman Sachs Group, Inc.	72,100	11,426
	The Hartford Financial Services Group, Inc.	61,650	1,660
	HCP, Inc.	55,500	2,106
	Health Care REIT, Inc.	24,400	1,279
	Host Hotels & Resorts, Inc.	94,294	1,660
	Hudson City Bancorp, Inc.	73,000	707
	Huntington Bancshares, Inc.	119,542	794
*	IntercontinentalExchange, Inc.	10,200	1,260
	Invesco, Ltd.	63,800	1,631
	Janus Capital Group, Inc.	25,729	321
	JPMorgan Chase & Co.	551,729	25,435
	KeyCorp	131,775	1,170
	Kimco Realty Corp.	56,300	1,032
	Legg Mason, Inc.	21,100	761
	Leucadia National Corp.	27,400	1,029
	Lincoln National Corp.	43,730	1,314
	Loews Corp.	43,521	1,875
	M&T Bank Corp.	16,700	1,477
	Marsh & McLennan Cos., Inc.	75,380	2,247
	Marshall & Ilsley Corp.	73,300	586
	MetLife, Inc.	146,174	6,538
	Moody’s Corp.	27,650	938
	Morgan Stanley	214,113	5,850
*	The Nasdaq OMX Group, Inc.	20,700	535
	Northern Trust Corp.	33,550	1,703

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	NYSE Euronext	36,200	1,273
	People’s United Financial, Inc.	50,100	630
	Plum Creek Timber Co., Inc.	22,400	977
	PNC Financial Services Group, Inc.	72,789	4,585
	Principal Financial Group, Inc.	44,400	1,426
	The Progressive Corp.	91,400	1,931
	ProLogis	79,000	1,262
	Prudential Financial, Inc.	67,300	4,144
	Public Storage	19,400	2,152
	Regions Financial Corp.	174,190	1,265
	Simon Property Group, Inc.	41,136	4,408
*	SLM Corp.	72,942	1,116
	State Street Corp.	69,600	3,128
	SunTrust Banks, Inc.	74,233	2,141
	T. Rowe Price Group, Inc.	35,900	2,384
	Torchmark Corp.	10,750	715
	The Travelers Cos., Inc.	59,710	3,552
	U.S. Bancorp	266,221	7,036
	Unum Group	42,931	1,127
	Ventas, Inc.	22,600	1,227
	Vornado Realty Trust	22,674	1,984
	Wells Fargo & Co.	729,731	23,132
	Weyerhaeuser Co.	74,453	1,832
	XL Group PLC	43,100	1,060
	Zions Bancorporation	25,400	586

	Total		263,877

	Health Care (10.8%)
	Abbott Laboratories	214,350	10,514
	Aetna, Inc.	53,308	1,995
*	Agilent Technologies, Inc.	47,837	2,142
	Allergan, Inc.	42,334	3,007
	AmerisourceBergen Corp.	38,000	1,503
*	Amgen, Inc.	129,117	6,901
	Baxter International, Inc.	80,300	4,318
	Becton, Dickinson and Co.	30,650	2,440
*	Biogen Idec, Inc.	33,390	2,450
*	Boston Scientific Corp.	210,922	1,516
	Bristol-Myers Squibb Co.	235,813	6,233
	C.R. Bard, Inc.	11,800	1,172
	Cardinal Health, Inc.	48,425	1,992
*	CareFusion Corp.	30,912	872
*	Celgene Corp.	64,400	3,705
*	Cephalon, Inc.	10,500	796
*	Cerner Corp.	9,900	1,101
	CIGNA Corp.	37,587	1,664
*	Coventry Health Care, Inc.	20,700	660
	Covidien PLC	68,400	3,553
*	DaVita, Inc.	13,300	1,137

Index 500 Stock Porfolio

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	DENTSPLY International, Inc.	19,700	729
	Eli Lilly and Co.	141,106	4,963
*	Express Scripts, Inc.	73,200	4,071
*	Forest Laboratories, Inc.	39,666	1,281
*	Genzyme Corp.	36,200	2,757
*	Gilead Sciences, Inc.	110,200	4,677
*	Hospira, Inc.	23,065	1,273
*	Humana, Inc.	23,300	1,630
*	Intuitive Surgical, Inc.	5,400	1,801
	Johnson & Johnson	378,837	22,446
*	Laboratory Corp. of America Holdings	13,900	1,281
*	Life Technologies Corp.	24,980	1,309
	McKesson Corp.	35,205	2,783
*	Medco Health Solutions, Inc.	56,044	3,147
	Medtronic, Inc.	148,100	5,828
	Merck & Co., Inc.	427,083	14,098
*	Mylan, Inc.	60,500	1,371
	Patterson Cos., Inc.	13,300	428
	PerkinElmer, Inc.	15,700	412
	Pfizer, Inc.	1,107,492	22,493
	Quest Diagnostics, Inc.	21,600	1,247
	St. Jude Medical, Inc.	45,100	2,312
	Stryker Corp.	46,600	2,833
*	Tenet Healthcare Corp.	67,350	502
*	Thermo Fisher Scientific, Inc.	54,100	3,005
	UnitedHealth Group, Inc.	151,444	6,845
*	Varian Medical Systems, Inc.	16,600	1,123
*	Waters Corp.	12,600	1,095
*	Watson Pharmaceuticals, Inc.	17,400	975
	WellPoint, Inc.	52,000	3,629
*	Zimmer Holdings, Inc.	26,637	1,612

	Total		183,627

	Industrials (11.1%)
	3M Co.	98,576	9,217
	Avery Dennison Corp.	14,850	623
	The Boeing Co.	101,976	7,539
	C.H. Robinson Worldwide, Inc.	23,000	1,705
	Caterpillar, Inc.	88,476	9,852
	Cintas Corp.	17,533	531
	CSX Corp.	51,300	4,032
	Cummins, Inc.	27,400	3,004
	Danaher Corp.	74,900	3,887
	Deere & Co.	58,320	5,651
	Dover Corp.	25,867	1,700
	The Dun & Bradstreet Corp.	6,900	554
	Eaton Corp.	47,100	2,611
	Emerson Electric Co.	104,500	6,106
	Equifax, Inc.	17,000	660
	Expeditors International of Washington, Inc.	29,400	1,474
	Fastenal Co.	20,400	1,323

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	FedEx Corp.	43,620	4,081
	Flowserve Corp.	7,700	992
	Fluor Corp.	24,500	1,805
	General Dynamics Corp.	51,600	3,950
	General Electric Co.	1,470,806	29,490
	Goodrich Corp.	17,400	1,488
	Honeywell International, Inc.	108,650	6,487
*	Huntington Ingalls Industries, Inc.	6,720	279
	Illinois Tool Works, Inc.	69,000	3,707
	Ingersoll-Rand PLC	45,700	2,208
	Iron Mountain, Inc.	27,700	865
	ITT Corp.	25,400	1,525
*	Jacobs Engineering Group, Inc.	17,500	900
	Joy Global, Inc.	14,500	1,433
	L-3 Communications Holdings, Inc.	15,700	1,229
	Lockheed Martin Corp.	39,708	3,193
	Masco Corp.	49,600	690
	Norfolk Southern Corp.	49,357	3,419
	Northrop Grumman Corp.	40,320	2,528
	PACCAR, Inc.	50,615	2,650
	Pall Corp.	15,950	919
	Parker Hannifin Corp.	22,412	2,122
	Pitney Bowes, Inc.	28,237	725
	Precision Castparts Corp.	19,900	2,929
*	Quanta Services, Inc.	29,900	671
	R.R. Donnelley & Sons Co.	28,634	542
	Raytheon Co.	49,800	2,533
	Republic Services, Inc.	42,607	1,280
	Robert Half International, Inc.	20,240	619
	Rockwell Automation, Inc.	19,750	1,869
	Rockwell Collins, Inc.	21,450	1,391
	Roper Industries, Inc.	13,200	1,141
	Ryder System, Inc.	7,100	359
	Snap-on, Inc.	8,117	488
	Southwest Airlines Co.	103,567	1,308
*	Stericycle, Inc.	11,800	1,046
	Textron, Inc.	38,200	1,046
	Tyco International, Ltd.	65,600	2,937
	Union Pacific Corp.	68,020	6,688
	United Parcel Service, Inc. - Class B	136,700	10,160
	United Technologies Corp.	127,534	10,796
	W.W. Grainger, Inc.	8,100	1,115
	Waste Management, Inc.	65,885	2,460

	Total		188,532

	Information Technology (17.7%)
*	Adobe Systems, Inc.	70,150	2,326
*	Advanced Micro Devices, Inc.	79,700	685
*	Akamai Technologies, Inc.	25,900	984

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Altera Corp.	44,311	1,951
	Amphenol Corp. - Class A	24,400	1,327
	Analog Devices, Inc.	41,457	1,633
*	Apple, Inc.	127,600	44,462
	Applied Materials, Inc.	182,800	2,855
*	Autodesk, Inc.	31,668	1,397
	Automatic Data Processing, Inc.	68,750	3,528
*	BMC Software, Inc.	24,760	1,232
	Broadcom Corp. - Class A	65,900	2,595
	CA, Inc.	52,992	1,281
	Cisco Systems, Inc.	765,700	13,132
*	Citrix Systems, Inc.	26,020	1,911
*	Cognizant Technology Solutions Corp. - Class A	42,100	3,427
	Computer Sciences Corp.	21,450	1,045
*	Compuware Corp.	30,257	349
	Corning, Inc.	216,900	4,475
*	Dell, Inc.	232,633	3,375
*	eBay, Inc.	158,300	4,914
*	Electronic Arts, Inc.	46,300	904
*	EMC Corp.	286,574	7,609
*	F5 Networks, Inc.	11,200	1,149
	Fidelity National Information Services, Inc.	36,900	1,206
*	First Solar, Inc.	7,500	1,206
*	Fiserv, Inc.	20,225	1,269
	FLIR Systems, Inc.	22,100	765
*	Google, Inc. - Class A	34,700	20,341
	Harris Corp.	17,700	878
	Hewlett-Packard Co.	301,226	12,341
	Intel Corp.	760,163	15,332
	International Business Machines Corp.	168,939	27,549
*	Intuit, Inc.	37,700	2,002
	Jabil Circuit, Inc.	27,167	555
*	JDS Uniphase Corp.	31,050	647
*	Juniper Networks, Inc.	74,100	3,118
	KLA-Tencor Corp.	23,200	1,099
*	Lexmark International, Inc. - Class A	10,900	404
	Linear Technology Corp.	31,450	1,058
*	LSI Corp.	85,300	580
	MasterCard, Inc. - Class A	13,400	3,373
*	MEMC Electronic Materials, Inc.	31,900	413
	Microchip Technology, Inc.	26,100	992
*	Micron Technology, Inc.	118,750	1,361
	Microsoft Corp.	1,024,192	25,974
	Molex, Inc.	19,150	481
*	Monster Worldwide, Inc.	18,067	287
*	Motorola Mobility Holdings, Inc.	40,709	993
	Motorola Solutions, Inc.	46,653	2,085

Index 500 Stock Porfolio

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	National Semiconductor Corp.	33,386	479
*	NetApp, Inc.	51,000	2,457
*	Novell, Inc.	48,700	289
*	Novellus Systems, Inc.	12,500	464
*	NVIDIA Corp.	80,450	1,485
	Oracle Corp.	538,825	17,981
	Paychex, Inc.	44,635	1,400
	QUALCOMM, Inc.	227,634	12,481
*	Red Hat, Inc.	26,700	1,212
*	SAIC, Inc.	40,700	689
*	Salesforce.com, Inc.	16,400	2,191
*	SanDisk Corp.	32,800	1,512
*	Symantec Corp.	105,754	1,961
	Tellabs, Inc.	50,192	263
*	Teradata Corp.	23,300	1,181
*	Teradyne, Inc.	25,650	457
	Texas Instruments, Inc.	162,300	5,609
	Total System Services, Inc.	22,478	405
	VeriSign, Inc.	24,000	869
	Visa, Inc. - Class A	67,100	4,940
*	Western Digital Corp.	32,100	1,197
	Western Union Co.	89,632	1,862
	Xerox Corp.	193,870	2,065
	Xilinx, Inc.	36,200	1,187
*	Yahoo!, Inc.	181,400	3,020

	Total		302,511

	Materials (3.6%)
	Air Products and Chemicals, Inc.	29,767	2,684
	Airgas, Inc.	10,400	691
	AK Steel Holding Corp.	15,300	241
	Alcoa, Inc.	147,207	2,598
	Allegheny Technologies, Inc.	13,717	929
	Ball Corp.	23,464	841
	Bemis Co., Inc.	14,800	486
	CF Industries Holdings, Inc.	9,900	1,354
	Cliffs Natural Resources, Inc.	18,800	1,848
	The Dow Chemical Co.	161,809	6,108
	E.I. du Pont de Nemours and Co.	127,628	7,016
	Eastman Chemical Co.	9,825	976
	Ecolab, Inc.	32,200	1,643
	FMC Corp.	9,900	841
	Freeport-McMoRan Copper & Gold, Inc.	131,076	7,281
	International Flavors & Fragrances, Inc.	11,100	692
	International Paper Co.	60,866	1,837
	MeadWestvaco Corp.	23,279	706
	Monsanto Co.	74,306	5,369
	Newmont Mining Corp.	68,280	3,727
	Nucor Corp.	43,732	2,013
*	Owens-Illinois, Inc.	22,700	685
	PPG Industries, Inc.	22,267	2,120

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Praxair, Inc.	42,000	4,267
	Sealed Air Corp.	22,042	588
	The Sherwin-Williams Co.	12,313	1,034
	Sigma-Aldrich Corp.	16,900	1,076
*	Titanium Metals Corp.	12,500	232
	United States Steel Corp.	19,950	1,076
	Vulcan Materials Co.	17,900	816

	Total		61,775

	Telecommunication Services (3.0%)
*	American Tower Corp. - Class A	55,100	2,855
	AT&T, Inc.	818,775	25,055
	CenturyLink, Inc.	42,359	1,760
	Frontier Communications Corp.	137,697	1,132
*	MetroPCS Communications, Inc.	36,600	594
	Qwest Communications International, Inc.	241,435	1,649
*	Sprint Nextel Corp.	414,202	1,922
	Verizon Communications, Inc.	391,742	15,098
	Windstream Corp.	69,892	899

	Total		50,964

	Utilities (3.1%)
*	The AES Corp.	91,700	1,192
	Ameren Corp.	33,367	937
	American Electric Power Co., Inc.	66,640	2,342
	CenterPoint Energy, Inc.	58,862	1,034
	CMS Energy Corp.	34,900	685
	Consolidated Edison, Inc.	40,450	2,052
	Constellation Energy Group, Inc.	27,700	862
	Dominion Resources, Inc.	80,476	3,597
	DTE Energy Co.	23,450	1,148
	Duke Energy Corp.	184,073	3,341
	Edison International	45,120	1,651
	Entergy Corp.	24,809	1,667
	Exelon Corp.	91,724	3,783
	FirstEnergy Corp.	57,906	2,148
	Integrys Energy Group, Inc.	10,832	547
	NextEra Energy, Inc.	58,314	3,214
	Nicor, Inc.	6,350	341
	NiSource, Inc.	38,673	742
	Northeast Utilities	24,400	844
*	NRG Energy, Inc.	34,300	739
	ONEOK, Inc.	14,800	990
	Pepco Holdings, Inc.	31,200	582
	PG&E Corp.	54,925	2,426
	Pinnacle West Capital Corp.	15,100	646
	PPL Corp.	67,068	1,697
	Progress Energy, Inc.	40,692	1,877
	Public Service Enterprise Group, Inc.	70,072	2,208

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	SCANA Corp.	15,800	622
	Sempra Energy	33,302	1,782
	Southern Co.	117,100	4,463
	TECO Energy, Inc.	29,800	559
	Wisconsin Energy Corp.	32,400	988
	Xcel Energy, Inc.	66,820	1,596

	Total		53,302

	Total Common Stocks
	(Cost: $1,301,642)		1,671,822

	Short-Term Investments (1.9%)

	Commercial Banks Non-US (0.5%)
	Royal Bank Of Canada, 0.17%, 4/7/11	8,500,000	8,500

	Total		8,500

	Federal Government & Agencies (0.3%)
	Federal Home Loan Bank, 0.12%, 6/8/11	6,000,000	5,999

	Total		5,999

	Finance Services (0.2%)
(b)	Govco LLC, 0.22%, 4/18/11	3,000,000	3,000

	Total		3,000

	Oil and Gas (0.5%)
	Devon Energy Corp., 0.20%, 4/1/11	8,100,000	8,100

	Total		8,100

	Short Term Business Credit (0.4%)
	Atlantic Asset Securitization LLC, 0.22%, 4/11/11	3,000,000	3,000
	Atlantic Asset Securitization LLC, 0.24%, 4/29/11	4,000,000	3,999

	Total		6,999

	Total Short-Term Investments
	(Cost: $32,597)		32,598

	Total Investments (99.9%)
	(Cost: $1,334,239)(a)		1,704,420

	Other Assets, Less
	Liabilities (0.1%)		1,796

	Net Assets (100.0%)		1,706,216

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $1,334,239 and the net unrealized appreciation of investments based on that cost was $370,181 which is comprised of $554,242 aggregate gross unrealized appreciation and $184,061 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2011, $31,471)	493	6/11	$1,090

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets;
Domestic Common Stocks	$1,671,822	$-	$-
Short-Term Investments	-	32,598	-
Other Financial Instruments^	1,090	-	-
Total	$1,672,912	$32,598	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (94.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (6.9%)
	Best Buy Co., Inc.	4,200	121
	CBS Corp. - Class B	18,200	456
	Comcast Corp. - Class A	47,640	1,178
	Kohl’s Corp.	8,700	461
	Macy’s, Inc.	16,900	410
	Time Warner Cable, Inc.	4,500	321
	Time Warner, Inc.	21,900	782
	VF Corp.	2,500	246
	Viacom, Inc. - Class B	13,700	637

	Total		4,612

	Consumer Staples (11.4%)
	Altria Group, Inc.	21,700	565
	The Clorox Co.	2,400	168
	The Coca-Cola Co.	2,500	166
	CVS Caremark Corp.	18,900	649
*	Energizer Holdings, Inc.	4,295	306
	Kraft Foods, Inc. - Class A	28,400	890
	The Kroger Co.	26,300	630
	PepsiCo, Inc.	10,800	696
	The Procter & Gamble Co.	28,400	1,749
	Sysco Corp.	13,100	363
	Unilever NV	4,400	138
	Walgreen Co.	8,600	345
	Wal-Mart Stores, Inc.	19,600	1,020

	Total		7,685

	Energy (12.2%)
	Apache Corp.	5,600	733
	Baker Hughes, Inc.	2,000	147
	Chevron Corp.	25,700	2,761
	ConocoPhillips	16,500	1,318
	Exxon Mobil Corp.	17,600	1,480
	National-Oilwell Varco, Inc.	3,100	246
	Occidental Petroleum Corp.	4,400	460
	Total SA, ADR	6,000	366
*	Transocean, Ltd.	5,000	390
	Valero Energy Corp.	10,000	298

	Total		8,199

	Financials (24.3%)
	The Allstate Corp.	25,500	810
	Ameriprise Financial, Inc.	5,800	354
	Bank of America Corp.	117,200	1,562
	The Bank of New York Mellon Corp.	21,200	633
*	Berkshire Hathaway, Inc. - Class B	7,500	627
	The Chubb Corp.	13,400	822
*	Citigroup, Inc.	274,700	1,214
	The Goldman Sachs Group, Inc.	7,200	1,141
	JPMorgan Chase & Co.	51,300	2,365

	Common Stocks (94.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Loews Corp.	16,000	690
	MetLife, Inc.	5,300	237
	Morgan Stanley	18,900	516
	PNC Financial Services Group, Inc.	12,400	781
	Principal Financial Group, Inc.	12,200	392
	Torchmark Corp.	5,500	366
	The Travelers Cos., Inc.	14,400	857
	U.S. Bancorp	35,600	941
	Wells Fargo & Co.	63,000	1,997

	Total		16,305

	Health Care (14.4%)
	Abbott Laboratories	11,500	564
	Aetna, Inc.	9,500	355
*	Amgen, Inc.	18,100	967
*	Gilead Sciences, Inc.	10,700	454
*	HCA Holdings, Inc.	8,049	273
	Johnson & Johnson	35,200	2,086
	Medtronic, Inc.	12,600	496
	Merck & Co., Inc.	49,200	1,624
	Pfizer, Inc.	105,800	2,149
	Quest Diagnostics, Inc.	4,800	277
	WellPoint, Inc.	6,600	461

	Total		9,706

	Industrials (7.3%)
	Avery Dennison Corp.	7,500	315
	Dover Corp.	4,100	270
	General Electric Co.	110,600	2,217
	Honeywell International, Inc.	2,300	137
	Ingersoll-Rand PLC	11,300	546
	Lockheed Martin Corp.	4,600	370
	Northrop Grumman Corp.	9,600	602
	Tyco International, Ltd.	9,700	434

	Total		4,891

	Information Technology (7.4%)
	Activision Blizzard, Inc.	25,000	274
	Applied Materials, Inc.	14,800	231
	Cisco Systems, Inc.	29,400	504
*	Fiserv, Inc.	3,900	245
	Hewlett-Packard Co.	16,600	680
	Intel Corp.	27,200	549
	International Business Machines Corp.	3,000	489
*	Marvell Technology Group, Ltd.	10,300	160
	Microsoft Corp.	44,900	1,139
	Oracle Corp.	12,600	420
*	Western Digital Corp.	7,800	291

	Total		4,982

	Common Stocks (94.6%)	Shares/ $ Par	Value $ (000’s)

	Materials (1.8%)
	E.I. du Pont de Nemours and Co.	7,700	423
	Freeport-McMoRan Copper & Gold, Inc.	1,600	89
	International Paper Co.	11,000	332
	Nucor Corp.	8,200	377

	Total		1,221

	Telecommunication Services (5.9%)
	AT&T, Inc.	76,400	2,338
	CenturyLink, Inc.	6,600	274
	Verizon Communications, Inc.	35,300	1,360

	Total		3,972

	Utilities (3.0%)
	American Electric Power Co., Inc.	16,400	576
	Exelon Corp.	6,300	260
*	NRG Energy, Inc.	8,600	185
	PG&E Corp.	13,100	579
	PPL Corp.	15,400	390

	Total		1,990

	Total Common Stocks
	(Cost: $55,841)		63,563

	Short-Term Investments (4.7%)

	Other Holdings (4.7%)
(b)	JPMorgan Money Market Fund	3,176,504	3,177

	Total Short-Term Investments
	(Cost: $3,177)		3,177

	Total Investments (99.3%)
	(Cost: $59,018)(a)		66,740

	Other Assets, Less
	Liabilities (0.7%)		472

	Net Assets (100.0%)		67,212

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $59,018 and the net unrealized appreciation of investments based on that cost was $7,722 which is comprised of $8,477 aggregate gross unrealized appreciation and $755 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2011, $2,425)	37	6/11	$19

(h)	Forward foreign currency contracts outstanding on March 31, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	UBS AG	EUR	281	4/11	$-	$(2)	$(2)

					$-	$(2)	$(2)

EUR — Euro

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$63,563	$-	$-
Short-Term Investments	-	3,177	-
Other Financial Instruments – Futures^	19	-
Liabilities:
Other Financial Instruments – Forward Currency Contracts^	-	(2)	-
Total	$63,582	$3,175	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (95.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.6%)
	CBS Corp. - Class B	211,800	5,303
	Comcast Corp. - Class A	390,300	9,648
*	Daimler AG	16,700	1,182
*	Discovery Communications, Inc. - Class A	97,100	3,874
	Gannett Co., Inc.	278,900	4,248
	The Home Depot, Inc.	60,300	2,235
	Leggett & Platt, Inc.	223,700	5,481
	Lowe’s Cos., Inc.	97,400	2,574
	McDonald’s Corp.	50,500	3,843
	Stanley Black & Decker, Inc.	154,600	11,842
	Target Corp.	132,300	6,616
	Time Warner Cable, Inc.	86,000	6,135
	Time Warner, Inc.	16,233	580
	Viacom, Inc. - Class B	158,700	7,383

	Total		70,944

	Consumer Staples (8.8%)
	Altria Group, Inc.	233,400	6,075
	Colgate-Palmolive Co.	45,200	3,650
	General Mills, Inc.	67,400	2,464
	Kraft Foods, Inc. - Class A	156,257	4,900
	Lorillard, Inc.	13,500	1,283
	PepsiCo, Inc.	32,100	2,068
	Philip Morris International, Inc.	215,500	14,143
	The Procter & Gamble Co.	48,400	2,981

	Total		37,564

	Energy (14.1%)
	Anadarko Petroleum Corp.	59,600	4,883
	Cenovus Energy, Inc.	51,000	2,008
	Chevron Corp.	129,446	13,906
	ConocoPhillips	61,600	4,919
	Diamond Offshore Drilling, Inc.	28,200	2,191
	Encana Corp.	291,500	10,066
	Royal Dutch Shell PLC - Class A, ADR	113,000	8,233
	Royal Dutch Shell PLC - Class B, ADR	46,628	3,415
*	Transocean, Ltd.	43,847	3,418
*	Weatherford International, Ltd.	330,200	7,463

	Total		60,502

	Financials (12.8%)
	The Allstate Corp.	281,200	8,937
	Aon Corp.	54,300	2,876
	Arthur J. Gallagher & Co.	179,900	5,471

	Common Stocks (95.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Bank of New York Mellon Corp.	143,000	4,271
	BB&T Corp.	228,000	6,259
	The Goldman Sachs Group, Inc.	46,230	7,326
	Invesco, Ltd.	62,500	1,597
	JPMorgan Chase & Co.	166,300	7,666
	Mercury General Corp.	153,000	5,987
	Ventas, Inc.	81,600	4,431

	Total		54,821

	Health Care (4.9%)
*	Boston Scientific Corp.	1,198,400	8,616
	Bristol-Myers Squibb Co.	198,600	5,249
	Medtronic, Inc.	66,900	2,633
	Merck & Co., Inc.	138,803	4,582

	Total		21,080

	Industrials (16.0%)
	3M Co.	59,100	5,526
	The Boeing Co.	33,000	2,440
	Emerson Electric Co.	138,100	8,069
	General Electric Co.	602,300	12,076
	Illinois Tool Works, Inc.	199,200	10,701
	Norfolk Southern Corp.	158,100	10,951
	Republic Services, Inc.	220,800	6,633
*	Spirit AeroSystems Holdings, Inc. - Class A	150,100	3,853
	United Parcel Service, Inc. - Class B	43,200	3,211
	United Technologies Corp.	62,400	5,282

	Total		68,742

	Information Technology (11.7%)
	International Business Machines Corp.	47,500	7,746
	Jabil Circuit, Inc.	523,900	10,703
	KLA-Tencor Corp.	125,000	5,921
	Maxim Integrated Products, Inc.	535,400	13,706
	Microsoft Corp.	88,900	2,255
	Nintendo Co., Ltd., ADR	196,800	6,640
	TE Connectivity, Ltd.	92,300	3,214

	Total		50,185

	Materials (6.4%)
	Air Products and Chemicals, Inc.	74,100	6,682
	Cliffs Natural Resources, Inc.	61,500	6,044
	The Dow Chemical Co.	55,800	2,107
	Nucor Corp.	204,300	9,402
	Vulcan Materials Co.	69,800	3,183

	Total		27,418

Common Stocks (95.4%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (1.2%)
AT&T, Inc.	37,900	1,159
CenturyLink, Inc.	38,000	1,579
Verizon Communications, Inc.	56,900	2,193

Total		4,931

Utilities (2.9%)
American Electric Power Co., Inc.	53,900	1,894
Edison International	54,900	2,009
National Grid PLC, ADR	107,900	5,184
PG&E Corp.	75,000	3,313

Total		12,400

Total Common Stocks
(Cost: $324,030)		408,587

Short-Term Investments (4.1%)

Federal Government & Agencies (4.1%)
Federal Home Loan Bank, 0.02%, 4/15/11	500,000	500
Federal Home Loan Bank, 0.05%, 5/20/11	3,000,000	3,000
Federal Home Loan Bank, 0.095%, 5/20/11	1,200,000	1,200
Federal Home Loan Bank, 0.10%, 5/20/11	12,800,000	12,798

Total		17,498

Total Short-Term Investments
(Cost: $17,498)		17,498

Total Investments (99.5%)
(Cost: $341,528)(a)		426,085

Other Assets, Less
Liabilities (0.5%)		2,320

Net Assets (100.0%)		428,405

Domestic Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $341,528 and the net unrealized appreciation of investments based on that cost was $84,557 which is comprised of $88,739 aggregate gross unrealized appreciation and $4,182 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$408,587	$-	$-
Short-Term Investments	-	17,498	-
Other Financial Instruments^	-	-	-
Total	$408,587	$17,498	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2011, this Portfolio did not hold any derivative instruments.

Equity Income Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.7%)
*	Bed Bath & Beyond, Inc.	42,100	2,032
	Cablevision Systems Corp. - Class A	58,600	2,028
	Comcast Corp. - Class A	62,800	1,552
	D.R. Horton, Inc.	37,500	437
	Expedia, Inc.	28,100	637
	Fortune Brands, Inc.	58,200	3,602
*	General Motors Co.	23,700	735
	Genuine Parts Co.	24,800	1,330
	H&R Block, Inc.	41,300	691
	Harley-Davidson, Inc.	35,400	1,504
	The Home Depot, Inc.	111,700	4,140
	Macy’s, Inc.	43,500	1,055
*	Madison Square Garden, Inc. - Class A	14,350	387
	Marriott International, Inc. - Class A	39,827	1,417
	Mattel, Inc.	92,200	2,299
	The McGraw-Hill Cos., Inc.	71,800	2,829
*	MGM Resorts International	40,200	529
*	The New York Times Co. - Class A	88,200	835
	Staples, Inc.	11,500	223
	Tiffany & Co.	3,200	197
	Time Warner, Inc.	109,000	3,891
	The Walt Disney Co.	79,800	3,439
	Whirlpool Corp.	33,000	2,817
	WPP PLC, ADR	5,400	334

	Total		38,940

	Consumer Staples (6.9%)
	Archer-Daniels-Midland Co.	25,300	911
	Avon Products, Inc.	87,900	2,377
	Campbell Soup Co.	43,700	1,447
	The Clorox Co.	43,700	3,062
	ConAgra Foods, Inc.	69,600	1,653
	The Hershey Co.	63,900	3,473
	Kimberly-Clark Corp.	41,900	2,735
	McCormick & Co., Inc.	23,600	1,129
	PepsiCo, Inc.	41,400	2,666

	Total		19,453

	Energy (13.7%)
	Anadarko Petroleum Corp.	40,700	3,334
	Baker Hughes, Inc.	18,800	1,381
	BP PLC, ADR	44,700	1,973
	Chevron Corp.	74,100	7,961
	ConocoPhillips	24,500	1,957
	Exxon Mobil Corp.	77,500	6,520
	Murphy Oil Corp.	53,300	3,913
	Royal Dutch Shell PLC - Class A, ADR	74,200	5,406
	Schlumberger, Ltd.	39,800	3,712
	Spectra Energy Corp.	46,950	1,276

	Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Sunoco, Inc.	31,200	1,422

	Total		38,855

	Financials (19.4%)
	The Allstate Corp.	77,100	2,450
	American Express Co.	116,200	5,252
	Bank of America Corp.	315,723	4,209
	The Bank of New York Mellon Corp.	76,300	2,279
	Capital One Financial Corp.	37,400	1,943
	The Chubb Corp.	18,700	1,146
	JPMorgan Chase & Co.	173,188	7,984
	KeyCorp	120,800	1,073
	Legg Mason, Inc.	72,200	2,606
	Lincoln National Corp.	63,676	1,913
	Marsh & McLennan Cos., Inc.	100,000	2,981
	Morgan Stanley	32,400	885
	NYSE Euronext	44,300	1,558
	Och-Ziff Capital Management Group - Class A	32,700	534
	PNC Financial Services Group, Inc.	25,300	1,594
	Regions Financial Corp.	138,900	1,008
*	SLM Corp.	119,900	1,834
	Sun Life Financial, Inc.	50,700	1,594
	SunTrust Banks, Inc.	71,700	2,068
	U.S. Bancorp	148,500	3,925
	Wells Fargo & Co.	154,900	4,910
	Weyerhaeuser Co.	48,135	1,184

	Total		54,930

	Health Care (4.9%)
*	Amgen, Inc.	27,600	1,475
	Bristol-Myers Squibb Co.	75,000	1,982
	Eli Lilly and Co.	38,000	1,337
	Johnson & Johnson	57,700	3,419
	Merck & Co., Inc.	83,200	2,746
	Pfizer, Inc.	152,226	3,092

	Total		14,051

	Industrials (12.1%)
	3M Co.	46,900	4,385
	Avery Dennison Corp.	39,200	1,645
	The Boeing Co.	34,100	2,521
	Cooper Industries PLC	32,700	2,122
	Emerson Electric Co.	19,600	1,145
	General Electric Co.	361,900	7,256
	Honeywell International, Inc.	56,400	3,368
	Illinois Tool Works, Inc.	63,800	3,427
	ITT Corp.	32,100	1,928
	Lockheed Martin Corp.	18,800	1,511
	Masco Corp.	106,500	1,482

Equity Income Portfolio

	Common Stocks (94.0%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	United Parcel Service, Inc. - Class B	38,800	2,884
*	USG Corp.	37,500	625

	Total		34,299

	Information Technology (6.6%)
	Analog Devices, Inc.	53,000	2,087
	Applied Materials, Inc.	138,300	2,160
	Cisco Systems, Inc.	75,900	1,302
	Computer Sciences Corp.	55,500	2,705
*	Dell, Inc.	91,200	1,323
*	Electronic Arts, Inc.	48,200	941
	Harris Corp.	52,000	2,579
	Hewlett-Packard Co.	52,000	2,131
	Microsoft Corp.	109,900	2,787
	Texas Instruments, Inc.	18,800	650

	Total		18,665

	Materials (5.9%)
	E.I. du Pont de Nemours and Co.	30,300	1,665
	International Flavors & Fragrances, Inc.	32,100	2,000
	International Paper Co.	110,800	3,344
	MeadWestvaco Corp.	50,900	1,544
	Monsanto Co.	41,600	3,006
	Nucor Corp.	63,200	2,908
	Vulcan Materials Co.	48,200	2,198

	Total		16,665

	Telecommunication Services (3.4%)
	AT&T, Inc.	167,035	5,111
	Qwest Communications International, Inc.	286,600	1,958
	Verizon Communications, Inc.	63,800	2,459

	Total		9,528

	Utilities (7.4%)
	CenterPoint Energy, Inc.	40,600	713
	Constellation Energy Group, Inc.	66,100	2,058
	Duke Energy Corp.	84,100	1,526
	Entergy Corp.	41,700	2,802
	Exelon Corp.	73,200	3,019
	FirstEnergy Corp.	28,900	1,072
	NiSource, Inc.	130,200	2,497
*	NRG Energy, Inc.	20,200	435
	Pinnacle West Capital Corp.	31,200	1,335
	PPL Corp.	47,500	1,202
	Progress Energy, Inc.	40,600	1,873
	TECO Energy, Inc.	30,000	563
	Xcel Energy, Inc.	75,000	1,792

	Total		20,887

	Total Common Stocks
	(Cost: $244,086)		266,273

Foreign Common Stocks (0.6%)	Country	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (0.2%)
WPP PLC	United Kingdom	49,400	609

Total			609

Telecommunication Services (0.4%)
Vodafone Group PLC	United Kingdom	399,100	1,130

Total			1,130

Total Foreign Common Stocks
(Cost: $1,203)			1,739

Preferred Stocks (0.7%)

Consumer Discretionary (0.7%)
General Motors Co., Series B, 4.75%, 12/1/13		38,200	1,841

Total Preferred Stocks
(Cost: $1,911)			1,841

Short-Term Investments (4.6%)

Other Holdings (4.6%)
T. Rowe Price Reserve Investment Fund		13,042,506	13,043

Total Short-Term Investments
(Cost: $13,043)			13,043

Total Investments (99.9%)
(Cost: $260,243)(a)			282,896

Other Assets, Less Liabilities (0.1%)			394

Net Assets (100.0%)			283,290

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $260,243 and the net unrealized appreciation of investments based on that cost was $22,653 which is comprised of $41,347 aggregate gross unrealized appreciation and $18,694 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$266,273	$-	$-
Foreign Common Stocks	1,739	-	-
Preferred Stocks	1,841	-	-
Short-Term Investments	-	13,043	-
Other Financial Instruments^	-	-	-
Total	$269,853	$13,043	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2011, this Portfolio did not hold any derivative instruments.

Mid Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (18.9%)
*	Bed Bath & Beyond, Inc.	251,500	12,140
*	BorgWarner, Inc.	104,400	8,320
	Chico’s FAS, Inc.	824,100	12,279
	DeVry, Inc.	311,400	17,149
*	Dollar Tree, Inc.	229,050	12,717
	Fortune Brands, Inc.	27,890	1,726
*	GameStop Corp. - Class A	338,000	7,612
*	Jack in the Box, Inc.	500,600	11,354
*	Lamar Advertising Co. - Class A	293,400	10,838
	Limited Brands, Inc.	398,400	13,099
	Macy’s, Inc.	181,500	4,403
	Marriott International, Inc. - Class A	182,900	6,508
	The McGraw-Hill Cos., Inc.	179,800	7,084
*	MGM Resorts International	563,000	7,403
	Nordstrom, Inc.	252,500	11,332
*	O’Reilly Automotive, Inc.	304,960	17,523
*	Penn National Gaming, Inc.	293,100	10,862
*	Priceline.com, Inc.	24,300	12,307

	Total		184,656

	Consumer Staples (1.6%)
	Mead Johnson Nutrition Co.	143,000	8,284
*	Ralcorp Holdings, Inc.	101,700	6,959

	Total		15,243

	Energy (8.0%)
*	Cameron International Corp.	252,300	14,406
	Cimarex Energy Co.	121,300	13,979
*	Denbury Resources, Inc.	492,200	12,010
*	FMC Technologies, Inc.	119,400	11,281
*	Forest Oil Corp.	247,200	9,351
*	Weatherford International, Ltd.	744,400	16,823

	Total		77,850

	Financials (7.9%)
	Assured Guaranty, Ltd.	397,912	5,929
*	CB Richard Ellis Group, Inc. - Class A	388,700	10,378
	DuPont Fabros Technology, Inc.	277,700	6,734
*	IntercontinentalExchange, Inc.	112,483	13,896
	Invesco, Ltd.	421,100	10,764
	Lazard, Ltd. - Class A	162,200	6,744
*	MBIA, Inc.	601,300	6,037
	Raymond James Financial, Inc.	327,300	12,516

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Synovus Financial Corp.	1,735,800	4,166

	Total		77,164

	Health Care (12.3%)
	AmerisourceBergen Corp.	470,800	18,625
*	Cerner Corp.	73,900	8,218
*	Charles River Laboratories International, Inc.	198,000	7,599
*	Covance, Inc.	129,700	7,097
*	DaVita, Inc.	151,050	12,916
*	Express Scripts, Inc.	253,000	14,069
*	Immucor, Inc.	755,049	14,935
*	Intuitive Surgical, Inc.	34,000	11,338
*	Mettler-Toledo International, Inc.	104,400	17,957
	Pharmaceutical Product Development, Inc.	269,000	7,454

	Total		120,208

	Industrials (15.4%)
	Cooper Industries PLC	117,500	7,626
*	Corrections Corp. of America	483,700	11,802
	Cummins, Inc.	117,800	12,913
	Dover Corp.	307,600	20,221
	Expeditors International of Washington, Inc.	250,860	12,578
*	Foster Wheeler AG	359,400	13,521
	Joy Global, Inc.	85,600	8,458
	Knight Transportation, Inc.	329,500	6,343
	MSC Industrial Direct Co., Inc. - Class A	236,700	16,207
	Precision Castparts Corp.	41,200	6,064
	Republic Services, Inc.	219,000	6,579
	Robert Half International, Inc.	317,800	9,725
	Roper Industries, Inc.	211,200	18,260

	Total		150,297

	Information Technology (24.0%)
*	Alliance Data Systems Corp.	198,600	17,058
	Amphenol Corp. - Class A	365,100	19,858
*	Autodesk, Inc.	355,000	15,659
	Avago Technologies, Ltd.	430,100	13,376
*	BMC Software, Inc.	374,600	18,633
*	Check Point Software Technologies, Ltd.	87,400	4,462
*	Citrix Systems, Inc.	166,500	12,231
*	Cognizant Technology Solutions Corp. - Class A	131,500	10,704

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	FactSet Research Systems, Inc.	39,000	4,084
	Global Payments, Inc.	288,000	14,089
*	Juniper Networks, Inc.	209,000	8,795
*	Marvell Technology Group, Ltd.	734,700	11,425
	Microchip Technology, Inc.	268,495	10,205
*	Monster Worldwide, Inc.	208,600	3,317
*	NetApp, Inc.	143,800	6,928
	Siliconware Precision Industries Co., ADR	1,230,600	7,433
*	Skyworks Solutions, Inc.	298,100	9,664
*	VeriFone Systems, Inc.	252,400	13,869
	Western Union Co.	794,800	16,508
*	Zebra Technologies Corp. - Class A	409,700	16,077

	Total		234,375

	Materials (5.2%)
	Ecolab, Inc.	189,300	9,658
*	Owens-Illinois, Inc.	434,800	13,127
	Praxair, Inc.	133,240	13,537
*	Solutia, Inc.	286,400	7,274
*	Titanium Metals Corp.	363,600	6,756

	Total		50,352

	Telecommunication Services (2.3%)
*	NII Holdings, Inc.	223,600	9,318
*	SBA Communications Corp. - Class A	342,500	13,590

	Total		22,908

	Total Common Stocks
	(Cost: $738,364)		933,053

	Short-Term Investments (3.7%)

	Energy (0.5%)
(b)	Sempra Global, 0.28%, 4/8/11	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (0.1%)
	Federal Home Loan Bank, 0.15%, 4/25/11	1,000,000	1,000

	Total		1,000

	Finance Services (1.0%)
	Govco LLC, 0.22%, 5/25/11	10,000,000	9,997

	Total		9,997

	Information Technology (0.5%)
	Google, Inc., 0.15%, 4/20/11	5,000,000	4,999

	Total		4,999

Mid Cap Growth Stock Portfolio

Short-Term Investments (3.7%)	Shares/ $ Par	Value $ (000’s)
Oil and Gas (0.9%)
Devon Energy Corp., 0.20%, 4/1/11	8,400,000	8,400

Total		8,400

Short Term Business Credit (0.7%)
Atlantic Asset Securitization LLC, 0.22%, 5/6/11	6,500,000	6,499

Total		6,499

Total Short-Term Investments
(Cost: $35,895)		35,895

Total Investments (99.3%)
(Cost: $774,259)(a)		968,948

Other Assets, Less
Liabilities (0.7%)		6,788

Net Assets (100.0%)		975,736

Mid Cap Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $774,259 and the net unrealized appreciation of investments based on that cost was $194,689 which is comprised of $237,961 aggregate gross unrealized appreciation and $43,272 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
E-mini S&P MidCap 400 Index Futures (Long) (Total Notional Value at March 31, 2011, $10,608)	113	6/11	$548

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$933,053	$-	$-
Short-Term Investments	-	35,895	-
Other Financial Instruments^	548	-	-
Total	$933,601	$35,895	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Index 400 Stock Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (89.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.5%)
*	99 Cents Only Stores	17,933	351
	Aaron’s, Inc.	27,500	697
	Advance Auto Parts, Inc.	30,500	2,001
*	Aeropostale, Inc.	33,575	817
	American Eagle Outfitters, Inc.	74,650	1,186
	American Greetings Corp. - Class A	15,300	361
*	Ann, Inc.	22,150	645
*	Ascena Retail Group, Inc.	26,500	859
*	Bally Technologies, Inc.	20,400	772
	Barnes & Noble, Inc.	14,900	137
	Bob Evans Farms, Inc.	11,600	378
*	BorgWarner, Inc.	42,600	3,395
*	Boyd Gaming Corp.	21,400	201
	Brinker International, Inc.	34,075	862
*	Career Education Corp.	23,900	543
*	The Cheesecake Factory, Inc.	22,850	688
	Chico’s FAS, Inc.	67,800	1,010
*	Chipotle Mexican Grill, Inc.	11,800	3,214
*	Collective Brands, Inc.	23,842	515
*	Deckers Outdoor Corp.	14,700	1,266
*	Dick’s Sporting Goods, Inc.	33,800	1,351
*	Dollar Tree, Inc.	47,750	2,651
*	DreamWorks Animation SKG, Inc. - Class A	27,400	765
*	Eastman Kodak Co.	102,600	331
	Foot Locker, Inc.	59,200	1,167
*	Fossil, Inc.	20,500	1,920
	Gentex Corp.	54,400	1,646
	Guess?, Inc.	24,200	952
*	Hanesbrands, Inc.	36,800	995
	Harte-Hanks, Inc.	14,850	177
	International Speedway Corp. - Class A	11,200	334
*	ITT Educational Services, Inc.	9,400	678
	John Wiley & Sons, Inc. - Class A	17,800	905
	KB Home	27,600	343
*	Lamar Advertising Co. - Class A	21,900	809
*	Life Time Fitness, Inc.	16,000	597
*	LKQ Corp.	55,600	1,340
	M.D.C. Holdings, Inc.	14,400	365
	Matthews International Corp. - Class A	11,300	436
	Meredith Corp.	13,900	471
*	Mohawk Industries, Inc.	21,500	1,315
*	The New York Times Co. - Class A	45,400	430
*	NVR, Inc.	2,200	1,663
*	Office Depot, Inc.	105,800	490

	Common Stocks (89.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Panera Bread Co. - Class A	12,000	1,524
	PetSmart, Inc.	44,900	1,839
	Phillips-Van Heusen Corp.	25,600	1,665
	Polaris Industries, Inc.	13,000	1,131
	Regis Corp.	22,000	390
	Rent-A-Center, Inc.	24,200	845
	The Ryland Group, Inc.	16,900	269
*	Saks, Inc.	61,400	694
	Scholastic Corp.	9,100	246
*	Scientific Games Corp. - Class A	24,200	212
	Service Corp. International	91,600	1,013
	Sotheby’s	25,600	1,347
	Strayer Education, Inc.	5,100	665
	Thor Industries, Inc.	16,200	541
*	The Timberland Co. - Class A	14,600	603
*	Toll Brothers, Inc.	55,400	1,095
	Tractor Supply Co.	27,800	1,664
	Tupperware Brands Corp.	24,000	1,433
*	Under Armour, Inc.	13,500	919
*	The Warnaco Group, Inc.	16,700	955
	Wendy’s/Arby’s Group, Inc.	123,100	619
	Williams-Sonoma, Inc.	40,100	1,624
*	WMS Industries, Inc.	22,000	778

	Total		64,100

	Consumer Staples (3.5%)
	Alberto-Culver Co.	32,700	1,219
*	BJ’s Wholesale Club, Inc.	20,800	1,016
	Church & Dwight Co., Inc.	27,250	2,162
	Corn Products International, Inc.	29,101	1,508
*	Energizer Holdings, Inc.	27,000	1,921
	Flowers Foods, Inc.	28,800	784
*	Green Mountain Coffee Roasters, Inc.	44,300	2,862
*	Hansen Natural Corp.	26,500	1,596
	Lancaster Colony Corp.	7,300	443
*	Ralcorp Holdings, Inc.	21,000	1,437
	Ruddick Corp.	16,300	629
*	Smithfield Foods, Inc.	63,300	1,523
	Tootsie Roll Industries, Inc.	9,493	269
	Universal Corp.	9,000	392

	Total		17,761

	Energy (6.0%)
	Arch Coal, Inc.	62,000	2,235
*	Atwood Oceanics, Inc.	21,500	998
*	Bill Barrett Corp.	17,900	714

	Common Stocks (89.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Cimarex Energy Co.	32,600	3,757
*	Comstock Resources, Inc.	18,200	563
*	Dril-Quip, Inc.	13,100	1,035
*	Exterran Holdings, Inc.	24,102	572
*	Forest Oil Corp.	43,400	1,642
	Frontier Oil Corp.	40,400	1,185
*	Helix Energy Solutions Group, Inc.	40,400	695
*	Northern Oil and Gas, Inc.	20,700	553
*	Oceaneering International, Inc.	20,600	1,843
	Overseas Shipholding Group, Inc.	10,200	328
*	Patriot Coal Corp.	34,800	899
	Patterson-UTI Energy, Inc.	58,800	1,728
*	Plains Exploration & Production Co.	53,466	1,937
*	Pride International, Inc.	67,600	2,903
*	Quicksilver Resources, Inc.	46,200	661
	SM Energy Co.	24,200	1,795
	Southern Union Co.	47,600	1,362
*	Superior Energy Services, Inc.	30,100	1,234
	Tidewater, Inc.	19,600	1,173
*	Unit Corp.	15,200	942

	Total		30,754

	Financials (17.6%)
*	Affiliated Managers Group, Inc.	19,800	2,166
	Alexandria Real Estate Equities, Inc.	21,100	1,645
	AMB Property Corp.	64,600	2,324
	American Financial Group, Inc.	29,250	1,024
	Apollo Investment Corp.	74,673	901
	Arthur J. Gallagher & Co.	41,400	1,259
	Aspen Insurance Holdings, Ltd.	26,900	741
	Associated Banc-Corp.	66,063	981
	Astoria Financial Corp.	31,600	454
	BancorpSouth, Inc.	28,000	433
	Bank of Hawaii Corp.	18,300	875
	BRE Properties, Inc.	24,700	1,165
	Brown & Brown, Inc.	44,600	1,151
	Camden Property Trust	26,600	1,511
	Cathay General Bancorp	30,000	512
	City National Corp.	18,000	1,027
	Commerce Bancshares, Inc.	29,527	1,194
	Corporate Office Properties Trust	25,500	922
	Cousins Properties, Inc.	39,576	330
	Cullen/Frost Bankers, Inc.	23,300	1,375

Index 400 Stock Portfolio

	Common Stocks (89.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Duke Realty Corp.	96,400	1,351
	East West Bancorp, Inc.	56,700	1,245
	Eaton Vance Corp.	45,500	1,467
	Equity One, Inc.	18,300	343
	Essex Property Trust, Inc.	12,300	1,525
	Everest Re Group, Ltd.	20,800	1,834
	Federal Realty Investment Trust	23,500	1,917
	Fidelity National Financial, Inc. - Class A	85,391	1,207
	First American Financial Corp.	39,900	658
	First Niagara Financial Group, Inc.	79,900	1,085
	FirstMerit Corp.	41,510	708
	Fulton Financial Corp.	76,000	844
	Greenhill & Co., Inc.	9,700	638
	Hanover Insurance Group, Inc.	17,300	783
	HCC Insurance Holdings, Inc.	43,850	1,373
	Highwoods Properties, Inc.	27,400	959
	Hospitality Properties Trust	47,100	1,090
	International Bancshares Corp.	20,100	369
	Jefferies Group, Inc.	48,800	1,217
	Jones Lang LaSalle, Inc.	16,400	1,636
	Liberty Property Trust	43,700	1,438
	The Macerich Co.	49,688	2,461
	Mack-Cali Realty Corp.	33,100	1,122
	Mercury General Corp.	13,600	532
*	MSCI, Inc. - Class A	45,700	1,683
	Nationwide Health Properties, Inc.	48,300	2,054
	New York Community Bancorp, Inc.	166,721	2,878
	NewAlliance Bancshares, Inc.	40,100	595
	Old Republic International Corp.	98,875	1,255
	OMEGA Healthcare Investors, Inc.	38,200	853
	PacWest Bancorp	12,500	272
	Potlatch Corp.	15,247	613
	Prosperity Bancshares, Inc.	17,800	761
	Protective Life Corp.	32,700	868
	Raymond James Financial, Inc.	38,525	1,473
	Rayonier, Inc.	30,966	1,930
	Realty Income Corp.	48,000	1,678
	Regency Centers Corp.	31,200	1,357
	Reinsurance Group of America, Inc.	30,100	1,890
	SEI Investments Co.	55,400	1,323
	Senior Housing Properties Trust	54,100	1,246
	SL Green Realty Corp.	30,100	2,264

	Common Stocks (89.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	StanCorp Financial Group, Inc.	17,500	807
*	SVB Financial Group	16,200	922
	Synovus Financial Corp.	299,600	719
	Taubman Centers, Inc.	21,300	1,141
	TCF Financial Corp.	59,500	944
	Transatlantic Holdings, Inc.	23,800	1,158
	Trustmark Corp.	21,700	508
	UDR, Inc.	69,602	1,696
	Unitrin, Inc.	18,900	584
	Valley National Bancorp	61,630	860
	W.R. Berkley Corp.	44,150	1,422
	Waddell & Reed Financial, Inc. - Class A	32,800	1,332
	Washington Federal, Inc.	42,865	743
	Webster Financial Corp.	27,900	598
	Weingarten Realty Investors	46,000	1,153
	Westamerica Bancorporation	11,100	570

	Total		89,942

	Health Care (9.7%)
*	Allscripts Healthcare Solutions, Inc.	72,100	1,513
	Beckman Coulter, Inc.	26,500	2,201
*	Bio-Rad Laboratories, Inc. - Class A	7,400	889
*	Charles River Laboratories International, Inc.	21,600	829
*	Community Health Systems, Inc.	35,400	1,416
	The Cooper Cos., Inc.	18,000	1,250
*	Covance, Inc.	23,100	1,264
*	Endo Pharmaceuticals Holdings, Inc.	44,800	1,710
*	Gen-Probe, Inc.	18,400	1,221
*	Health Management Associates, Inc. - Class A	96,100	1,047
*	Health Net, Inc.	35,600	1,164
*	Henry Schein, Inc.	35,100	2,463
	Hill-Rom Holdings, Inc.	24,100	915
*	Hologic, Inc.	99,500	2,209
*	IDEXX Laboratories, Inc.	21,900	1,691
*	Immucor, Inc.	26,700	528
*	Kindred Healthcare, Inc.	15,100	361
*	Kinetic Concepts, Inc.	24,000	1,306
*	LifePoint Hospitals, Inc.	19,600	787
	Lincare Holdings, Inc.	36,750	1,090
	Masimo Corp.	22,700	751
	Medicis Pharmaceutical Corp. - Class A	22,500	721
*	MEDNAX, Inc.	18,300	1,219
*	Mettler-Toledo International, Inc.	12,300	2,116
	Omnicare, Inc.	44,600	1,338
	Owens & Minor, Inc.	24,250	788

	Common Stocks (89.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Perrigo Co.	31,700	2,521
	Pharmaceutical Product Development, Inc.	44,000	1,219
*	ResMed, Inc.	58,500	1,755
	STERIS Corp.	22,600	781
	Techne Corp.	14,200	1,017
	Teleflex, Inc.	15,300	887
*	Thoratec Corp.	22,400	581
*	United Therapeutics Corp.	19,400	1,300
	Universal Health Services, Inc. - Class B	37,200	1,838
*	VCA Antech, Inc.	32,900	828
*	Vertex Pharmaceuticals, Inc.	78,000	3,738
*	WellCare Health Plans, Inc.	16,200	680

	Total		49,932

	Industrials (13.9%)
	Acuity Brands, Inc.	16,500	965
*	Aecom Technology Corp.	45,300	1,256
*	AGCO Corp.	36,000	1,979
*	AirTran Holdings, Inc.	51,700	385
*	Alaska Air Group, Inc.	13,700	869
	Alexander & Baldwin, Inc.	15,800	721
	Alliant Techsystems, Inc.	12,700	898
	AMETEK, Inc.	61,375	2,693
*	BE Aerospace, Inc.	39,000	1,386
	The Brink’s Co.	17,800	589
	Bucyrus International, Inc.	31,100	2,844
	Carlisle Cos., Inc.	23,300	1,038
*	Clean Harbors, Inc.	8,800	868
	Con-way, Inc.	21,000	825
*	Copart, Inc.	22,786	987
	The Corporate Executive Board Co.	13,100	529
*	Corrections Corp. of America	41,700	1,018
	Crane Co.	17,600	852
	Deluxe Corp.	19,600	520
	Donaldson Co., Inc.	29,300	1,796
*	FTI Consulting, Inc.	17,600	675
	Gardner Denver, Inc.	19,900	1,553
	GATX Corp.	17,700	684
	Graco, Inc.	22,900	1,042
	Granite Construction, Inc.	13,000	365
	Harsco Corp.	30,800	1,087
	Herman Miller, Inc.	21,800	599
	HNI Corp.	17,100	540
	Hubbell, Inc. - Class B	23,100	1,641
*	Huntington Ingalls Industries, Inc.	19,200	797
	IDEX Corp.	31,480	1,374
	J.B. Hunt Transport Services, Inc.	33,300	1,513
*	JetBlue Airways Corp.	77,225	484
*	Kansas City Southern	39,200	2,134
	KBR, Inc.	57,700	2,179
	Kennametal, Inc.	31,300	1,221

Index 400 Stock Portfolio

	Common Stocks (89.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Kirby Corp.	20,500	1,174
*	Korn/Ferry International	17,700	394
	Landstar System, Inc.	18,300	836
	Lennox International, Inc.	17,200	904
	Lincoln Electric Holdings, Inc.	16,100	1,222
	Manpower, Inc.	31,200	1,962
	Mine Safety Appliances Co.	11,800	433
	MSC Industrial Direct Co., Inc. - Class A	17,200	1,178
	Nordson Corp.	13,000	1,496
*	Oshkosh Corp.	34,600	1,224
	Pentair, Inc.	37,600	1,421
	Regal-Beloit Corp.	14,700	1,085
	Rollins, Inc.	24,230	492
*	The Shaw Group, Inc.	32,500	1,151
	SPX Corp.	19,300	1,532
*	Terex Corp.	41,600	1,541
*	Thomas & Betts Corp.	19,900	1,183
	The Timken Co.	31,000	1,621
	Towers Watson & Co. - Class A	17,400	965
	Trinity Industries, Inc.	30,450	1,117
*	United Rentals, Inc.	23,123	770
*	URS Corp.	30,800	1,418
	Valmont Industries, Inc.	8,100	845
	Wabtec Corp.	18,300	1,241
	Waste Connections, Inc.	43,450	1,251
	Watsco, Inc.	10,700	746
	Werner Enterprises, Inc.	16,950	449
	Woodward Governor Co.	22,600	781

	Total		71,338

	Information Technology (14.6%)
*	ACI Worldwide, Inc.	12,700	417
*	Acxiom Corp.	30,702	441
	ADTRAN, Inc.	24,600	1,045
*	Advent Software, Inc.	12,400	355
*	Alliance Data Systems Corp.	19,500	1,675
*	ANSYS, Inc.	35,000	1,897
*	AOL, Inc.	40,800	797
*	Arrow Electronics, Inc.	43,800	1,834
*	Atmel Corp.	174,300	2,376
*	Avnet, Inc.	58,300	1,987
	Broadridge Financial Solutions, Inc.	47,800	1,085
*	Cadence Design Systems, Inc.	102,400	998
*	Ciena Corp.	36,200	940
*	Concur Technologies, Inc.	17,800	987
*	Convergys Corp.	46,700	671
*	CoreLogic, Inc.	39,700	734
*	Cree, Inc.	41,700	1,925
*	Cypress Semiconductor Corp.	66,300	1,285
	Diebold, Inc.	25,100	890
*	Digital River, Inc.	14,900	558
	DST Systems, Inc.	13,600	718

	Common Stocks (89.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Equinix, Inc.	17,600	1,603
	FactSet Research Systems, Inc.	17,700	1,854
	Fair Isaac Corp.	15,300	484
*	Fairchild Semiconductor International, Inc.	48,200	877
*	Gartner, Inc.	32,600	1,358
	Global Payments, Inc.	30,400	1,487
*	Informatica Corp.	36,200	1,891
*	Ingram Micro, Inc. - Class A	60,800	1,279
*	Integrated Device Technology, Inc.	57,530	424
*	International Rectifier Corp.	26,600	879
	Intersil Corp. - Class A	47,600	593
*	Itron, Inc.	15,500	875
	Jack Henry & Associates, Inc.	32,900	1,115
*	Lam Research Corp.	47,100	2,669
	Lender Processing Services, Inc.	33,900	1,091
*	ManTech International Corp. - Class A	8,600	365
*	Mentor Graphics Corp.	41,800	612
*	MICROS Systems, Inc.	30,800	1,522
	National Instruments Corp.	33,975	1,113
*	NCR Corp.	61,100	1,151
*	NeuStar, Inc. - Class A	28,200	721
*	Parametric Technology Corp.	45,100	1,014
	Plantronics, Inc.	18,600	681
*	Polycom, Inc.	33,500	1,737
*	QLogic Corp.	40,200	746
*	Quest Software, Inc.	24,200	614
*	Rackspace Hosting, Inc.	37,600	1,611
*	RF Micro Devices, Inc.	105,400	676
*	Riverbed Technology, Inc.	57,600	2,169
*	Rovi Corp.	43,100	2,312
*	Semtech Corp.	24,200	605
*	Silicon Laboratories, Inc.	16,800	726
*	Skyworks Solutions, Inc.	70,800	2,295
	Solera Holdings, Inc.	26,900	1,375
*	SRA International, Inc. - Class A	16,400	465
*	Synopsys, Inc.	57,600	1,593
*	Tech Data Corp.	17,800	905
*	TIBCO Software, Inc.	63,100	1,719
*	Trimble Navigation, Ltd.	46,600	2,355
*	ValueClick, Inc.	30,900	447
*	Varian Semiconductor Equipment Associates, Inc.	28,700	1,397
*	Vishay Intertechnology, Inc.	63,087	1,119
*	Zebra Technologies Corp. - Class A	21,300	836

	Total		74,975

	Common Stocks (89.7%)	Shares/ $ Par	Value $ (000’s)

	Materials (6.2%)
	Albemarle Corp.	35,000	2,092
	AptarGroup, Inc.	25,600	1,283
	Ashland, Inc.	30,200	1,744
	Cabot Corp.	25,000	1,157
	Carpenter Technology Corp.	16,800	718
	Commercial Metals Co.	43,700	755
	Compass Minerals International, Inc.	12,500	1,169
	Cytec Industries, Inc.	18,900	1,028
	Grief, Inc. - Class A	11,900	778
*	Intrepid Potash, Inc.	16,900	588
*	Louisiana-Pacific Corp.	50,400	529
	The Lubrizol Corp.	24,500	3,282
	Martin Marietta Materials, Inc.	17,400	1,560
	Minerals Technologies, Inc.	7,000	480
	NewMarket Corp.	3,700	585
	Olin Corp.	30,400	697
	Packaging Corp. of America	39,100	1,130
	Reliance Steel & Aluminum Co.	28,500	1,647
	Rock-Tenn Co. - Class A	15,000	1,040
	RPM International, Inc.	49,600	1,177
	The Scotts Miracle-Gro Co. - Class A	17,400	1,007
	Sensient Technologies Corp.	19,100	685
	Silgan Holdings, Inc.	18,713	714
	Sonoco Products Co.	38,300	1,388
	Steel Dynamics, Inc.	83,200	1,562
	Temple-Inland, Inc.	41,300	966
	The Valspar Corp.	36,600	1,431
	Worthington Industries, Inc.	21,200	443

	Total		31,635

	Telecommunication Services (0.4%)
	Telephone and Data Systems, Inc.	34,900	1,176
*	tw telecom, Inc.	57,400	1,102

	Total		2,278

	Utilities (5.3%)
	AGL Resources, Inc.	29,800	1,187
	Alliant Energy Corp.	42,300	1,647
	Aqua America, Inc.	52,633	1,205
	Atmos Energy Corp.	34,600	1,180
	Black Hills Corp.	15,000	501
	Cleco Corp.	23,300	799
	DPL, Inc.	45,500	1,247
	Energen Corp.	27,500	1,736
	Great Plains Energy, Inc.	51,777	1,036
	Hawaiian Electric Industries, Inc.	36,200	898
	IDACORP, Inc.	18,900	720

Index 400 Stock Portfolio

Common Stocks (89.7%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
MDU Resources Group, Inc.	72,000	1,654
National Fuel Gas Co.	31,400	2,324
NSTAR	39,500	1,828
NV Energy, Inc.	89,881	1,338
OGE Energy Corp.	37,300	1,886
PNM Resources, Inc.	33,050	493
Questar Corp.	67,500	1,178
UGI Corp.	42,400	1,395
Vectren Corp.	31,200	849
Westar Energy, Inc.	43,300	1,144
WGL Holdings, Inc.	19,500	760

Total		27,005

Total Common Stocks
(Cost: $368,290)		459,720

Short-Term Investments (9.8%)

Beverage/Bottling (1.1%)
PepsiCo, Inc., 0.16%, 4/18/11	5,750,000	5,750

Total		5,750

Commercial Banks Non-US (1.7%)
Royal Bank of Canada, 0.17%, 4/7/11	8,500,000	8,500

Total		8,500

Commercial Banks US (0.8%)
The Goldman Sachs Group, Inc., 0.16%, 4/7/11	4,000,000	4,000

Total		4,000

Federal Government & Agencies (1.1%)
Federal Home Loan Bank, 0.115%, 6/8/11	2,000,000	1,999
Federal Home Loan Bank, 0.12%, 6/8/11	4,000,000	3,999

Total		5,998

Finance Services (1.0%)
Govco LLC, 0.21%, 4/18/11	2,800,000	2,800
Govco LLC, 0.25%, 4/27/11	2,250,000	2,249

Total		5,049

Oil and Gas (1.6%)
Devon Energy Corp., 0.20%, 4/1/11	8,000,000	8,000

Total		8,000

Short Term Business Credit (2.5%)
Atlantic Asset Securitization LLC, 0.22%, 4/11/11	4,000,000	4,000
Atlantic Asset Securitization LLC, 0.22%, 4/29/11	3,000,000	2,999

	Short-Term Investments (9.8%)	Shares/ $ Par	Value $ (000’s)

	Short Term Business Credit continued
	Atlantic Asset Securitization LLC, 0.24%, 4/27/11	2,000,000	2,000
(b)	Falcon Asset Securitization Co. LLC, 0.16%, 4/8/11	4,000,000	4,000

	Total		12,999

	Total Short-Term Investments
	(Cost: $50,296)		50,296

	Total Investments (99.5%)
	(Cost: $418,586)(a)		510,016

	Other Assets, Less
	Liabilities (0.5%)		2,560

	Net Assets (100.0%)		512,576

Index 400 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $418,586 and the net unrealized appreciation of investments based on that cost was $91,430 which is comprised of $123,301 aggregate gross unrealized appreciation and $31,871 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
E-mini S&P MidCap 400 Index Futures (Long) (Total Notional Value at March 31, 2011, $47,650)	507	6/11	$2,405

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$459,720	$-	$-
Short-Term Investments	-	50,296	-
Other Financial Instruments^	2,405	-	-
Total	$462,125	$50,296	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.4%)
	Best Buy Co., Inc.	27,932	802
	CEC Entertainment, Inc.	45,176	1,705
	Genuine Parts Co.	5,956	319
	International Speedway Corp. - Class A	18,718	558
	Lowe’s Cos., Inc.	103,891	2,746
	Mattel, Inc.	22,710	566
	Speedway Motorsports, Inc.	18,905	302
	Stanley Black & Decker, Inc.	7,914	606
	Staples, Inc.	91,653	1,780
	Target Corp.	18,513	926
	Whirlpool Corp.	15,065	1,286

	Total		11,596

	Consumer Staples (12.4%)
	The Clorox Co.	15,588	1,092
	ConAgra Foods, Inc.	95,828	2,276
	CVS Caremark Corp.	57,475	1,972
*	Energizer Holdings, Inc.	6,995	498
	General Mills, Inc.	42,014	1,536
	H.J. Heinz Co.	35,805	1,748
	Kellogg Co.	32,765	1,769
	Kimberly-Clark Corp.	43,394	2,832
	Sysco Corp.	56,712	1,571

	Total		15,294

	Energy (6.0%)
	Devon Energy Corp.	6,995	642
	EQT Corp.	40,747	2,033
	Murphy Oil Corp.	28,109	2,064
	Noble Energy, Inc.	3,809	368
*	Southwestern Energy Co.	13,673	588
	Spectra Energy Partners LP	20,619	678
*	Ultra Petroleum Corp.	4,713	232
	Williams Partners LP	13,941	722

	Total		7,327

	Financials (26.7%)
	ACE, Ltd.	22,646	1,465
	The Allstate Corp.	39,485	1,255
	Annaly Capital Management, Inc.	52,876	923
	Aon Corp.	29,741	1,575
	BOK Financial Corp.	6,162	318
	Capitol Federal Financial, Inc.	42,091	474
	Capstead Mortgage Corp.	34,164	437
	The Chubb Corp.	17,955	1,101
	Comerica, Inc.	48,934	1,797
	Commerce Bancshares, Inc.	34,498	1,395
	Cullen/Frost Bankers, Inc.	4,211	249
	Franklin Resources, Inc.	8,013	1,002
	Government Properties Income Trust	67,770	1,820

	Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	HCC Insurance Holdings, Inc.	48,625	1,522
	Host Hotels & Resorts, Inc.	8,329	147
	Hudson City Bancorp, Inc.	218,615	2,116
	Marsh & McLennan Cos., Inc.	45,097	1,344
	National Health Investors, Inc.	7,448	357
	Northern Trust Corp.	61,813	3,137
	People’s United Financial, Inc.	132,013	1,661
	Piedmont Office Realty Trust, Inc. - Class A	86,118	1,672
	State Street Corp.	13,616	612
	SunTrust Banks, Inc.	25,247	728
	Symetra Financial Corp.	42,599	579
	Torchmark Corp.	6,140	408
	Transatlantic Holdings, Inc.	33,956	1,653
	The Travelers Cos., Inc.	26,808	1,595
	Unum Group	35,076	921
	Weyerhaeuser Co.	27,866	685

	Total		32,948

	Health Care (6.5%)
*	Boston Scientific Corp.	86,219	620
*	CareFusion Corp.	40,054	1,130
	Covidien PLC	10,832	563
*	LifePoint Hospitals, Inc.	40,750	1,637
	Patterson Cos., Inc.	44,968	1,447
	Quest Diagnostics, Inc.	5,413	312
*	Select Medical Holdings Corp.	32,516	262
*	Symmetry Medical, Inc.	16,455	161
*	Zimmer Holdings, Inc.	31,020	1,878

	Total		8,010

	Industrials (12.6%)
*	Beacon Roofing Supply, Inc.	26,165	536
	Cintas Corp.	29,712	899
	Harsco Corp.	11,744	414
	Hubbell, Inc. - Class B	18,508	1,315
*	Huntington Ingalls Industries, Inc.	14,528	603
	ITT Corp.	15,637	939
	Kaydon Corp.	41,008	1,607
	Molex, Inc. - Class A	32,087	664
	Pitney Bowes, Inc.	18,682	480
	Republic Services, Inc.	128,509	3,860
	Southwest Airlines Co.	71,656	905
*	Thomas & Betts Corp.	33,535	1,994
	Tyco International, Ltd.	18,767	840
	Waste Management, Inc.	13,217	494

	Total		15,550

	Information Technology (3.7%)
	Applied Materials, Inc.	106,569	1,665
	Automatic Data Processing, Inc.	6,126	314
*	Booz Allen Hamilton Holding Corp.	34,352	619

Mid Cap Value Portfolio

	Common Stocks (93.0%)		Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Cadence Design Systems, Inc.		59,934	584
*	Emulex Corp.		71,070	758
*	Teradyne, Inc.		32,758	584

	Total			4,524

	Materials (3.7%)
	Bemis Co., Inc.		55,539	1,822
	MeadWestvaco Corp.		24,915	756
	Minerals Technologies, Inc.		11,765	806
	Newmont Mining Corp.		22,480	1,227

	Total			4,611

	Other Holdings (1.3%)
	iShares Russell Midcap Value Index Fund		32,040	1,543

	Total			1,543

	Telecommunication Services (1.8%)
	Consolidated Communications Holdings, Inc.		22,795	427
	Qwest Communications International, Inc.		203,084	1,387
	Windstream Corp.		28,907	372

	Total			2,186

	Utilities (8.9%)
	AGL Resources, Inc.		23,092	920
	American Electric Power Co., Inc.		20,947	736
	Consolidated Edison, Inc.		8,324	422
	IDACORP, Inc.		5,919	226
	Northeast Utilities		28,764	995
	NV Energy, Inc.		108,915	1,622
	PG&E Corp.		54,740	2,418
	Portland General Electric Co.		25,051	596
	Westar Energy, Inc.		67,198	1,775
	Wisconsin Energy Corp.		9,836	300
	Xcel Energy, Inc.		42,238	1,009

	Total			11,019

	Total Common Stocks
	(Cost: $104,354)			114,608

	Foreign Common Stocks (5.6%)	Country

	Energy (2.3%)
	Imperial Oil, Ltd.	Canada	54,514	2,786

	Total			2,786

	Industrials (1.7%)
	Royal Philips Electronics NV	Netherlands	67,663	2,163

	Total			2,163

	Telecommunication Services (1.6%)
	Rogers Communications, Inc. - Class B	Canada	27,176	988
	Telus Corp.	Canada	18,960	969

Foreign Common Stocks (5.6%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued
Telus Corp.	Canada	18,960	969

Total			1,957

Total Foreign Common Stocks
(Cost: $6,114)			6,906

Short-Term Investments (0.5%)

Other Holdings (0.5%)
JPMorgan Money Market Fund		656,028	656

Total Short-Term Investments
(Cost: $656)			656

Total Investments (99.1%)
(Cost: $111,124)(a)			122,170

Other Assets, Less
Liabilities (0.9%)			1,145

Net Assets (100.0%)			123,315

Mid Cap Value Portfolio

*	Non-Income Producing

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $111,124 and the net unrealized appreciation of investments based on that cost was $11,046 which is comprised of $12,347 aggregate gross unrealized appreciation and $1,301 aggregate gross unrealized depreciation.

(h)	Forward foreign currency contracts outstanding on March 31, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Bank of America, N.A.	CAD	3,743	4/11	$-		$(21)	$(21)
Sell	UBS AG	EUR	1,230	4/11	-	(m)	(8)	(8)

					$-		$(29)	$(29)

CAD — Canadian Dollar

EUR — Euro

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$114,608	$-	$-
Foreign Common Stocks	6,906	-	-
Short-Term Investments	-	656	-
Liabilities:
Other Financial Instruments – Forward Currency Contracts^	-	(29)	-
Total	$121,514	$627	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (95.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.2%)
*	American Public Education, Inc.	95,790	3,875
*	Bally Technologies, Inc.	90,808	3,437
*	Bravo Brio Restaurant Group, Inc.	264,400	4,677
*	Deckers Outdoor Corp.	40,000	3,446
*	Genesco, Inc.	122,200	4,912
*	Grand Canyon Education, Inc.	117,703	1,707
*	Kirkland’s, Inc.	292,200	4,512
*	LKQ Corp.	292,865	7,058
	Monro Muffler Brake, Inc.	203,059	6,697
	P.F. Chang’s China Bistro, Inc.	45,067	2,082
*	Shuffle Master, Inc.	208,250	2,224
*	Ulta Salon, Cosmetics & Fragrance, Inc.	145,650	7,010
*	Vera Bradley, Inc.	98,400	4,153

	Total		55,790

	Consumer Staples (4.4%)
*	Heckmann Corp.	649,200	4,252
*	Primo Water Corp.	163,314	2,001
*	TreeHouse Foods, Inc.	142,600	8,110
*	United Natural Foods, Inc.	128,519	5,760

	Total		20,123

	Energy (7.9%)
*	Brigham Exploration Co.	191,143	7,107
	CARBO Ceramics, Inc.	47,446	6,695
*	Carrizo Oil & Gas, Inc.	207,351	7,657
*	Gulfport Energy Corp.	52,800	1,909
	Lufkin Industries, Inc.	26,400	2,468
*	Superior Energy Services, Inc.	140,650	5,767
*	Swift Energy Co.	108,000	4,609

	Total		36,212

	Financials (8.3%)
	Boston Private Financial Holdings, Inc.	442,340	3,127
	Digital Realty Trust, Inc.	60,816	3,536
	East West Bancorp, Inc.	126,650	2,781
	Greenhill & Co., Inc.	27,658	1,820
	Market Vectors Junior Gold Miners ETF	115,100	4,514
*	MF Global Holdings, Ltd.	577,966	4,786
	MFA Financial, Inc.	460,942	3,780
*	Netspend Holdings, Inc.	273,197	2,874
*	Portfolio Recovery Associates, Inc.	105,231	8,958

	Common Stocks (95.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Synovus Financial Corp.	728,900	1,749

	Total		37,925

	Health Care (11.8%)
*	Align Technology, Inc.	194,934	3,992
*	American Medical Systems Holdings, Inc.	215,102	4,655
*	DexCom, Inc.	473,392	7,347
*	Exact Sciences Corp.	303,000	2,230
*	Fluidigm Corp.	110,400	1,580
*	Illumina, Inc.	63,850	4,474
*	IPC The Hospitalist Co.	173,350	7,872
*	MAP Pharmaceuticals, Inc.	107,750	1,486
	Masimo Corp.	97,651	3,232
*	Natus Medical, Inc.	148,200	2,490
*	Nektar Therapeutics	187,150	1,772
*	NxStage Medical, Inc.	183,962	4,043
*	PSS World Medical, Inc.	116,750	3,170
*	Volcano Corp.	85,500	2,189
*	Zoll Medical Corp.	69,450	3,112

	Total		53,644

	Industrials (16.9%)
	Actuant Corp. - Class A	190,500	5,524
*	Chart Industries, Inc.	50,900	2,802
*	GrafTech International, Ltd.	251,404	5,186
*	Higher One Holdings, Inc.	199,500	2,883
*	Hub Group, Inc. - Class A	241,190	8,729
*	The Keyw Holding Corp.	204,350	2,509
	Knight Transportation, Inc.	183,038	3,523
	Knoll, Inc.	183,923	3,855
*	Oshkosh Corp.	162,650	5,755
*	Polypore International, Inc.	108,350	6,239
	Resources Connection, Inc.	212,150	4,114
	Snap-on, Inc.	84,300	5,063
	Tennant Co.	76,150	3,201
*	Titan Machinery, Inc.	132,900	3,356
*	TransDigm Group, Inc.	87,100	7,302
	Valmont Industries, Inc.	21,100	2,202
*	WESCO International, Inc.	75,480	4,717

	Total		76,960

	Information Technology (28.1%)
*	Advanced Energy Industries, Inc.	317,217	5,187

	Common Stocks (95.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Ancestry.com, Inc.	125,600	4,453
*	Calix, Inc.	271,250	5,509
*	Cardtronics, Inc.	275,250	5,601
*	Concur Technologies, Inc.	97,550	5,409
*	Cornerstone OnDemand, Inc.	56,600	1,032
*	DG Fastchannel, Inc.	96,429	3,107
*	Dice Holdings, Inc.	343,950	5,197
*	Diodes, Inc.	142,350	4,848
*	Equinix, Inc.	57,830	5,268
*	EZchip Semiconductor, Ltd.	63,820	1,892
*	Finisar Corp.	109,100	2,684
*	Hittite Microwave Corp.	13,300	848
*	InterXion Holding NV	40,700	529
*	Intralinks Holdings, Inc.	66,210	1,771
*	Microsemi Corp.	199,765	4,137
	MKS Instruments, Inc.	52,105	1,735
*	Nanometrics, Inc.	118,700	2,147
	Pegasystems, Inc.	102,600	3,893
*	RightNow Technologies, Inc.	179,550	5,620
*	Riverbed Technology, Inc.	89,400	3,366
*	Sourcefire, Inc.	306,437	8,430
*	SPS Commerce, Inc.	191,500	2,970
*	SuccessFactors, Inc.	142,553	5,572
*	Synchronoss Technologies, Inc.	208,032	7,229
*	Taleo Corp. - Class A	63,773	2,274
*	The Ultimate Software Group, Inc.	137,800	8,096
*	VanceInfo Technologies, Inc., ADR	125,655	3,947
*	VASCO Data Security International, Inc.	175,400	2,408
*	VeriFone Systems, Inc.	108,100	5,940
*	VistaPrint NV	133,326	6,920

	Total		128,019

	Materials (2.3%)
	Balchem Corp.	73,700	2,765
	Kronos Worldwide, Inc.	129,350	7,561

	Total		10,326

	Other Holdings (2.2%)
	iShares Nasdaq Biotechnology Index Fund	42,170	4,224
	SPDR Metals & Mining ETF	80,939	6,012

	Total		10,236

Small Cap Growth Stock Portfolio

	Common Stocks (95.1%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (1.0%)
	AboveNet, Inc.	67,050	4,349

	Total		4,349

	Total Common Stocks
	(Cost: $315,469)		433,584

	Short-Term Investments (5.2%)

	Federal Government & Agencies (0.1%)
(b)	Federal Home Loan Bank, 0.12%, 6/8/11	500,000	500

	Total		500

	Finance Services (2.2%)
	Govco LLC, 0.20%, 4/20/11	10,000,000	9,999

	Total		9,999

	Oil and Gas (0.7%)
	Devon Energy Corp., 0.20%, 4/1/11	3,100,000	3,100

	Total		3,100

	Short Term Business Credit (2.2%)
	Atlantic Asset Securitization LLC, 0.23%, 4/18/11	5,000,000	4,999
	Falcon Asset Securitization Co. LLC, 0.16%, 4/8/11	5,000,000	5,000

	Total		9,999

	Total Short-Term Investments
	(Cost: $23,598)		23,598

	Total Investments (100.3%)
	(Cost: $339,067)(a)		457,182

	Other Assets, Less
	Liabilities (-0.3%)		(1,162)

	Net Assets (100.0%)		456,020

Small Cap Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $339,067 and the net unrealized appreciation of investments based on that cost was $118,115 which is comprised of $121,935 aggregate gross unrealized appreciation and $3,820 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Mini Index Futures (Long) (Total Notional Value at March 31, 2011, $1,966)	25	6/11	$138

(i)	Written options outstanding on March 31, 2011.

Exchange traded options

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - Advanced Energy Industries, Inc.	$17.500	4/11	634	$(10)
Call - Ancestry.com, Inc.	40.000	4/11	314	(6)
Call - Equinix, Inc.	95.000	4/11	87	(6)
Call - Pegasystems, Inc.	40.000	4/11	205	(5)
Call - Sourcefire, Inc.	30.000	4/11	460	(9)

(Premiums Received $15)				$(36)

(j)	Swap agreements outstanding on March 31, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR - 20 Basis Points (Bps)	Russell 2000 Growth Biotechnology Industry Index Total Return	12/11	10,099	$859

						$859

(k)	Cash in the amount of $1,270 (in thousands) has been pledged as collateral for swap contracts outstanding and written options on March 31, 2011.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Small Cap Growth Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$433,584	$-	$-
Short-Term Investments	-	23,598	-
Other Financial Instruments^
Futures	138	-	-
Total Return Swap	-	859	-
Liabilities:
Other Financial Instruments – Written Options^	(36)	-	-
Total	$433,686	$24,457	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Index 600 Stock Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.0%)
*	American Public Education, Inc.	1,651	67
	Arbitron, Inc.	2,401	96
*	Arctic Cat, Inc.	1,086	17
*	Audiovox Corp. - Class A	1,656	13
	Big 5 Sporting Goods Corp.	1,938	23
*	Biglari Holdings, Inc.	127	54
*	BJ’s Restaurants, Inc.	2,020	79
*	Blue Nile, Inc.	1,293	70
	Blyth, Inc.	482	16
	Brown Shoe Co., Inc.	3,891	48
	Brunswick Corp.	7,890	201
	The Buckle, Inc.	2,322	94
*	Buffalo Wild Wings, Inc.	1,617	88
*	Cabela’s, Inc.	3,580	90
*	California Pizza Kitchen, Inc.	2,180	37
	Callaway Golf Co.	5,706	39
*	Capella Education Co.	1,447	72
*	Carter’s, Inc.	5,119	147
	The Cato Corp. - Class A	2,617	64
	CEC Entertainment, Inc.	1,803	68
*	The Children’s Place Retail Stores, Inc.	2,305	115
	Christopher & Banks Corp.	3,163	20
*	Coinstar, Inc.	2,824	130
*	Coldwater Creek, Inc.	5,328	14
*	Corinthian Colleges, Inc.	7,502	33
	Cracker Barrel Old Country Store, Inc.	2,056	101
*	Crocs, Inc.	7,868	140
*	DineEquity, Inc.	1,393	77
	Drew Industries, Inc.	1,696	38
*	The E.W. Scripps Co. - Class A	2,749	27
	Ethan Allen Interiors, Inc.	2,548	56
	The Finish Line, Inc. - Class A	4,738	94
	Fred’s, Inc. - Class A	3,484	46
*	Genesco, Inc.	2,096	84
	Group 1 Automotive, Inc.	2,112	90
	Haverty Furniture Cos., Inc.	1,649	22
*	Helen of Troy, Ltd.	2,725	80
*	Hibbett Sports, Inc.	2,479	89
	Hillenbrand, Inc.	5,557	119
	Hot Topic, Inc.	3,955	23
*	HSN, Inc.	3,449	110
*	Iconix Brand Group, Inc.	6,459	139
*	Interval Leisure Group, Inc.	3,595	59
*	Jack in the Box, Inc.	4,503	102
*	JAKKS Pacific, Inc.	2,396	46

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Jos. A. Bank Clothiers, Inc.	2,450	125
*	Kid Brands, Inc.	1,911	14
*	Kirkland’s, Inc.	1,395	22
*	K-Swiss, Inc. - Class A	2,417	27
*	La-Z-Boy, Inc.	4,601	44
	Lithia Motors, Inc. - Class A	1,939	28
*	Live Nation, Inc.	13,860	139
*	Liz Claiborne, Inc.	8,388	45
*	Lumber Liquidators Holdings, Inc.	2,082	52
*	M/I Homes, Inc.	1,654	25
*	Maidenform Brands, Inc.	2,074	59
	The Marcus Corp.	1,920	21
*	MarineMax, Inc.	2,050	20
	The Men’s Wearhouse, Inc.	4,686	127
*	Meritage Homes Corp.	2,866	69
*	Midas, Inc.	1,259	10
*	Monarch Casino & Resort, Inc.	1,002	10
	Monro Muffler Brake, Inc.	2,695	89
*	Movado Group, Inc.	1,536	23
*	Multimedia Games, Inc.	2,370	14
	NutriSystem, Inc.	2,377	34
*	O’Charley’s, Inc.	1,680	10
*	OfficeMax, Inc.	7,546	98
	Oxford Industries, Inc.	1,235	42
	P.F. Chang’s China Bistro, Inc.	2,026	94
*	Papa John’s International, Inc.	1,776	56
*	Peet’s Coffee & Tea, Inc.	1,159	56
	The Pep Boys - Manny, Moe & Jack	4,659	59
*	Perry Ellis International, Inc.	1,103	30
	PetMed Express, Inc.	1,998	32
*	Pinnacle Entertainment, Inc.	5,491	75
	Pool Corp.	4,333	104
*	Pre-Paid Legal Services, Inc.	866	57
*	Quiksilver, Inc.	11,540	51
*	RC2 Corp.	1,921	54
*	Red Robin Gourmet Burgers, Inc.	1,386	37
*	Ruby Tuesday, Inc.	5,762	76
*	Ruth’s Hospitality Group, Inc.	2,744	14
*	Shuffle Master, Inc.	4,793	51
*	Skechers U.S.A., Inc. - Class A	3,037	62
	Skyline Corp.	610	12

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Sonic Automotive, Inc. - Class A	3,138	44
*	Sonic Corp.	5,468	49
	Spartan Motors, Inc.	2,947	20
	Stage Stores, Inc.	3,249	62
	Standard Motor Products, Inc.	1,729	24
*	Standard Pacific Corp.	8,744	33
	Stein Mart, Inc.	2,391	24
*	Steven Madden, Ltd.	2,063	97
	Sturm, Ruger & Co., Inc.	1,659	38
	Superior Industries International, Inc.	2,063	53
	Texas Roadhouse, Inc.	5,206	88
*	True Religion Apparel, Inc.	2,248	53
*	Tuesday Morning Corp.	3,248	16
*	Universal Electronics, Inc.	1,317	39
	Universal Technical Institute, Inc.	1,858	36
*	Vitamin Shoppe, Inc.	2,269	77
	Volcom, Inc.	1,516	28
*	Winnebago Industries, Inc.	2,583	35
	Wolverine World Wide, Inc.	4,401	164
*	Zale Corp.	2,052	8
*	Zumiez, Inc.	1,850	49

	Total		6,341

	Consumer Staples (3.2%)
*	Alliance One International, Inc.	7,725	31
	The Andersons, Inc.	1,641	80
	B&G Foods, Inc.	4,249	80
*	The Boston Beer Co., Inc. - Class A	810	75
	Calavo Growers, Inc.	1,069	23
	Cal-Maine Foods, Inc.	1,185	35
	Casey’s General Stores, Inc.	3,367	131
*	Central Garden & Pet Co. - Class A	4,667	43
*	Darling International, Inc.	10,357	159
	Diamond Foods, Inc.	1,949	109
*	The Hain Celestial Group, Inc.	3,816	123
	J & J Snack Foods Corp.	1,269	60
*	Medifast, Inc.	1,190	23
	Nash Finch Co.	1,074	41
*	Prestige Brands Holdings, Inc.	4,456	51
	Sanderson Farms, Inc.	1,668	77
*	Seneca Foods Corp. - Class A	812	24
	Snyders-Lance, Inc.	4,184	83
	Spartan Stores, Inc.	2,008	30

Index 600 Stock Portfolio

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
*	TreeHouse Foods, Inc.	3,144	179
*	United Natural Foods, Inc.	4,275	192
	WD-40 Co.	1,514	64

	Total		1,713

	Energy (5.5%)
*	Basic Energy Services, Inc.	2,067	53
*	Bristow Group, Inc.	3,219	152
	CARBO Ceramics, Inc.	1,685	238
*	Contango Oil & Gas Co.	1,140	72
*	GeoResources, Inc.	1,613	50
	Gulf Island Fabrication, Inc.	1,273	41
*	Gulfport Energy Corp.	2,811	102
	Holly Corp.	3,922	238
*	Hornbeck Offshore Services, Inc.	2,065	64
*	ION Geophysical Corp.	13,575	172
	Lufkin Industries, Inc.	2,726	255
*	Matrix Service Co.	2,344	32
*	Oil States International, Inc.	4,513	344
	Penn Virginia Corp.	4,045	69
*	Petroleum Development Corp.	2,081	100
*	PetroQuest Energy, Inc.	4,935	46
*	Pioneer Drilling Co.	4,812	66
	SEACOR Holdings, Inc.	1,901	176
*	Stone Energy Corp.	4,348	145
*	Swift Energy Co.	3,730	159
*	TETRA Technologies, Inc.	6,795	105
	World Fuel Services Corp.	6,174	251

	Total		2,930

	Financials (16.3%)
	Acadia Realty Trust	3,577	68
*	AMERISAFE, Inc.	1,614	36
	Bank Mutual Corp.	4,060	17
	Bank of the Ozarks, Inc.	1,165	51
	BioMed Realty Trust, Inc.	11,647	222
	Boston Private Financial Holdings, Inc.	6,780	48
	Brookline Bancorp, Inc.	5,240	55
	Cash America International, Inc.	2,625	121
	Cedar Shopping Centers, Inc.	4,170	25
	City Holding Co.	1,364	48
	Colonial Properties Trust	7,179	138
	Columbia Banking System, Inc.	3,491	67
	Community Bank System, Inc.	2,965	72
	Delphi Financial Group, Inc. - Class A	4,838	149
	DiamondRock Hospitality Co.	14,814	165
	Dime Community Bancshares	2,455	36

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	EastGroup Properties, Inc.	2,393	105
*	eHealth, Inc.	1,969	26
	Employers Holdings, Inc.	3,413	71
	Entertainment Properties Trust	4,123	193
	Extra Space Storage, Inc.	7,802	162
*	EZCORP, Inc. - Class A	4,429	139
*	First BanCorp.	1,890	9
*	First Cash Financial Services, Inc.	2,783	107
	First Commonwealth Financial Corp.	8,371	57
	First Financial Bancorp.	5,150	86
	First Financial Bankshares, Inc.	1,859	96
	First Midwest Bancorp, Inc.	6,613	78
*	Forestar Group, Inc.	3,142	60
	Franklin Street Properties Corp.	6,285	88
	Getty Realty Corp.	2,221	51
	Glacier Bancorp, Inc.	6,380	96
	Hancock Holding Co.	2,620	86
*	Hanmi Financial Corp.	13,413	17
	Healthcare Realty Trust, Inc.	5,962	135
	Home Bancshares, Inc.	1,943	44
	Home Properties, Inc.	3,369	199
	Horace Mann Educators Corp.	3,528	59
	Independent Bank Corp.	1,886	51
	Infinity Property & Casualty Corp.	1,101	66
	Inland Real Estate Corp.	6,783	65
	Interactive Brokers Group, Inc. - Class A	3,746	60
*	Investment Technology Group, Inc.	3,689	67
	Kilroy Realty Corp.	4,650	181
	Kite Realty Group Trust	5,619	30
*	LaBranche & Co., Inc.	3,195	13
	LaSalle Hotel Properties	6,720	181
	Lexington Realty Trust	11,205	105
	LTC Properties, Inc.	2,337	66
	Meadowbrook Insurance Group, Inc.	4,723	49
	Medical Properties Trust, Inc.	9,903	115
	Mid-America Apartment Communities, Inc.	3,168	203
*	Nara Bancorp, Inc.	3,370	32
*	National Financial Partners Corp.	3,864	57
	National Penn Bancshares, Inc.	10,875	84
	National Retail Properties, Inc.	7,430	194
*	The Navigators Group, Inc.	1,104	57
	NBT Bancorp, Inc.	3,066	70

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Old National Bancorp	8,406	90
	optionsXpress Holdings, Inc.	3,773	69
	Parkway Properties, Inc.	1,948	33
	Pennsylvania Real Estate Investment Trust	4,918	70
*	Pinnacle Financial Partners, Inc.	3,015	50
*	Piper Jaffray Cos., Inc.	1,289	53
*	Portfolio Recovery Associates, Inc.	1,517	129
	Post Properties, Inc.	4,367	171
	Presidential Life Corp.	1,889	18
	PrivateBancorp, Inc.	5,191	79
*	ProAssurance Corp.	2,706	171
	Prospect Capital Corp.	6,991	85
	Provident Financial Services, Inc.	4,572	68
	PS Business Parks, Inc.	1,664	96
	RLI Corp.	1,474	85
	S&T Bancorp, Inc.	2,207	48
	Safety Insurance Group, Inc.	1,334	62
	Saul Centers, Inc.	1,028	46
	Selective Insurance Group, Inc.	4,785	83
*	Signature Bank	3,601	203
	Simmons First National Corp. - Class A	1,533	42
	Sovran Self Storage, Inc.	2,454	97
	Sterling Bancorp	2,738	27
	Sterling Bancshares, Inc.	9,053	78
	Stewart Information Services Corp.	1,689	18
*	Stifel Financial Corp.	3,039	218
	Susquehanna Bancshares, Inc.	11,530	108
	SWS Group, Inc.	2,599	16
	Tanger Factory Outlet Centers, Inc.	7,208	189
*	Texas Capital Bancshares, Inc.	3,293	86
	Tompkins Financial Corp.	735	31
	Tower Group, Inc.	3,680	88
*	TradeStation Group, Inc.	3,547	25
	TrustCo Bank Corp. NY	6,852	41
	UMB Financial Corp.	2,661	99
	Umpqua Holdings Corp.	10,165	116
	United Bankshares, Inc.	3,406	90
*	United Community Banks, Inc.	8,400	20
	United Fire & Casualty Co.	1,882	38
	Universal Health Realty Income Trust	1,122	45
	Urstadt Biddle Properties, Inc. - Class A	2,070	39
	Whitney Holding Corp.	8,573	117
	Wilmington Trust Corp.	8,110	37
	Wilshire Bancorp, Inc.	1,726	8

Index 600 Stock Portfolio

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Wintrust Financial Corp.	3,100	114
*	World Acceptance Corp.	1,405	92

	Total		8,616

	Health Care (11.0%)
*	Abaxis, Inc.	1,998	58
*	Affymetrix, Inc.	6,258	33
*	Air Methods Corp.	990	67
*	Align Technology, Inc.	6,070	124
*	Almost Family, Inc.	738	28
*	Amedisys, Inc.	2,616	92
*	American Medical Systems Holdings, Inc.	6,814	147
*	AMERIGROUP Corp.	4,391	282
*	AMN Healthcare Services, Inc.	3,469	30
*	AmSurg Corp.	2,777	71
	Analogic Corp.	1,137	64
*	ArQule, Inc.	3,910	28
*	Bio-Reference Laboratories, Inc.	2,174	49
*	Cambrex Corp.	2,615	14
	Cantel Medical Corp.	1,135	29
*	Catalyst Health Solutions, Inc.	3,472	194
*	Centene Corp.	4,404	145
	Chemed Corp.	1,874	125
	Computer Programs and Systems, Inc.	973	63
*	CONMED Corp.	2,508	66
*	CorVel Corp.	578	31
*	Cross Country Healthcare, Inc.	2,759	22
*	CryoLife, Inc.	2,413	15
*	Cubist Pharmaceuticals, Inc.	5,274	133
*	Cyberonics, Inc.	2,163	69
*	Dionex Corp.	1,550	183
*	Emergent Biosolutions, Inc.	1,910	46
	Ensign Group, Inc.	1,165	37
*	Enzo Biochem, Inc.	2,940	12
*	eResearchTechnology, Inc.	3,830	26
*	Gentiva Health Services, Inc.	2,650	74
*	Greatbatch, Inc.	2,071	55
*	Haemonetics Corp.	2,255	148
*	Hanger Orthopedic Group, Inc.	2,944	77
*	Healthspring, Inc.	5,132	192
*	Healthways, Inc.	3,018	46
*	Hi-Tech Pharmacal Co., Inc.	905	18
*	HMS Holdings Corp.	2,473	202
*	ICU Medical, Inc.	1,055	46
*	Integra LifeSciences Holdings	1,827	87
	Invacare Corp.	2,874	89
*	IPC The Hospitalist Co.	1,448	66
*	Kendle International, Inc.	1,324	14

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Kensey Nash Corp.	756	19
	Landauer, Inc.	835	51
*	LCA-Vision, Inc.	1,660	11
*	LHC Group, Inc.	1,392	42
*	Magellan Health Services, Inc.	2,933	144
*	MedCath Corp.	1,802	25
	Meridian Bioscience, Inc.	3,634	87
*	Merit Medical Systems, Inc.	2,512	49
*	Molina Healthcare, Inc.	1,516	61
*	MWI Veterinary Supply, Inc.	1,110	90
*	Natus Medical, Inc.	2,565	43
*	Neogen Corp.	2,051	85
*	Omnicell, Inc.	2,925	45
*	Palomar Medical Technologies, Inc.	1,679	25
*	Par Pharmaceutical Cos., Inc.	3,185	99
*	PAREXEL International Corp.	5,199	129
*	PharMerica Corp.	2,605	30
*	PSS World Medical, Inc.	4,910	133
	Quality Systems, Inc.	1,697	141
*	Questcor Pharmaceuticals, Inc.	5,539	80
*	Regeneron Pharmaceuticals, Inc.	6,544	294
*	RehabCare Group, Inc.	2,210	81
*	Salix Pharmaceuticals, Ltd.	5,160	181
*	Savient Pharmaceuticals, Inc.	6,287	67
*	SurModics, Inc.	1,551	19
*	Symmetry Medical, Inc.	3,188	31
*	ViroPharma, Inc.	6,936	138
	West Pharmaceutical Services, Inc.	2,958	132
*	Zoll Medical Corp.	1,921	86

	Total		5,815

	Industrials (14.1%)
	A.O. Smith Corp.	2,969	132
	AAON, Inc.	1,056	35
*	AAR Corp.	3,520	98
	ABM Industries, Inc.	4,224	107
	Actuant Corp. - Class A	6,077	176
*	Aerovironment, Inc.	1,336	47
	Albany International Corp. - Class A	2,463	61
	Allegiant Travel Co.	1,332	58
	American Science and Engineering, Inc.	805	74
	Apogee Enterprises, Inc.	2,495	33
	Applied Industrial Technologies, Inc.	3,352	112
	Arkansas Best Corp.	2,254	58
*	Astec Industries, Inc.	1,768	66
	AZZ, Inc.	1,109	51

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Badger Meter, Inc.	1,335	55
	Barnes Group, Inc.	4,001	84
	Belden, Inc.	4,191	157
	Brady Corp. - Class A	4,674	167
	Briggs & Stratton Corp.	4,465	101
	Cascade Corp.	817	36
	CDI Corp.	1,148	17
*	Ceradyne, Inc.	2,203	99
	CIRCOR International, Inc.	1,519	71
	CLARCOR, Inc.	4,469	201
	Comfort Systems USA, Inc.	3,362	47
*	Consolidated Graphics, Inc.	882	48
	Cubic Corp.	1,399	81
	Curtiss-Wright Corp.	4,109	144
*	Dolan Co.	2,707	33
*	Dycom Industries, Inc.	3,124	54
*	EMCOR Group, Inc.	5,916	183
	Encore Wire Corp.	1,689	41
*	EnPro Industries, Inc.	1,827	66
	ESCO Technologies, Inc.	2,356	90
*	Esterline Technologies Corp.	2,704	191
*	Exponent, Inc.	1,245	56
	Federal Signal Corp.	5,519	36
	Forward Air Corp.	2,585	79
	G & K Services, Inc. - Class A	1,658	55
*	GenCorp, Inc.	5,257	31
*	The GEO Group, Inc.	5,717	147
*	Gibraltar Industries, Inc.	2,697	32
*	Griffon Corp.	4,133	54
	Healthcare Services Group, Inc.	5,874	103
	Heartland Express, Inc.	4,505	79
	Heidrick & Struggles International, Inc.	1,556	43
*	Hub Group, Inc. - Class A	3,325	120
*	II-VI, Inc.	2,266	113
*	Insituform Technologies, Inc. - Class A	3,495	94
	Insperity, Inc.	1,993	61
	Interface, Inc. - Class A	5,702	105
	John Bean Technologies Corp.	2,541	49
	Kaman Corp.	2,310	81
	Kaydon Corp.	2,910	114
*	Kelly Services, Inc. - Class A	2,508	55
	Knight Transportation, Inc.	5,501	106
	Lawson Products, Inc.	356	8
	Lindsay Corp.	1,113	88
*	Lydall, Inc.	1,520	14
*	Mobile Mini, Inc.	3,263	78
*	Moog, Inc. - Class A	4,031	185
	Mueller Industries, Inc.	3,358	123
	National Presto Industries, Inc.	463	52

Index 600 Stock Portfolio

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Navigant Consulting, Inc.	4,577	46
*	NCI Building Systems, Inc.	1,523	19
*	Old Dominion Freight Line, Inc.	3,721	131
*	On Assignment, Inc.	3,244	31
*	Orbital Sciences Corp.	5,173	98
*	Orion Marine Group, Inc.	2,396	26
*	Powell Industries, Inc.	790	31
	Quanex Building Products Corp.	3,327	65
	Robbins & Myers, Inc.	4,028	185
*	School Specialty, Inc.	1,423	20
*	SFN Group, Inc.	4,533	64
	Simpson Manufacturing Co., Inc.	3,556	105
	SkyWest, Inc.	4,782	81
	The Standard Register Co.	1,130	4
	Standex International Corp.	1,109	42
*	Sykes Enterprises, Inc.	3,633	72
*	Teledyne Technologies, Inc.	3,250	168
*	Tetra Tech, Inc.	5,526	137
	The Toro Co.	2,754	182
	Tredegar Corp.	2,037	44
	Triumph Group, Inc.	1,462	129
*	TrueBlue, Inc.	3,913	66
	UniFirst Corp.	1,302	69
	United Stationers, Inc.	2,054	146
	Universal Forest Products, Inc.	1,716	63
	Viad Corp.	1,793	43
	Vicor Corp.	1,742	29
	Watts Water Technologies, Inc. - Class A	2,598	99

	Total		7,430

	Information Technology (16.4%)
*	Advanced Energy Industries, Inc.	3,431	56
*	Agilysys, Inc.	1,738	10
	Anixter International, Inc.	2,516	176
*	Arris Group, Inc.	10,771	137
*	ATMI, Inc.	2,801	53
*	Avid Technology, Inc.	2,571	57
	Bel Fuse, Inc. - Class B	1,038	23
*	Benchmark Electronics, Inc.	5,424	103
	Black Box Corp.	1,576	55
	Blackbaud, Inc.	3,948	108
*	Blue Coat Systems, Inc.	3,859	109
*	Bottomline Technologies, Inc.	2,946	74
*	Brightpoint, Inc.	6,030	65
*	Brooks Automation, Inc.	5,803	80
*	Cabot Microelectronics Corp.	2,062	108
*	CACI International, Inc. - Class A	2,697	165

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Cardtronics, Inc.	2,708	55
*	CEVA, Inc.	1,952	52
*	Checkpoint Systems, Inc.	3,538	79
*	CIBER, Inc.	6,295	42
	Cognex Corp.	3,656	103
	Cohu, Inc.	2,129	33
*	CommVault Systems, Inc.	3,867	154
*	comScore, Inc.	2,258	67
	Comtech Telecommunications Corp.	2,437	66
*	CSG Systems International, Inc.	3,072	61
	CTS Corp.	3,045	33
*	Cymer, Inc.	2,675	151
	Daktronics, Inc.	3,134	34
*	DealerTrack Holdings, Inc.	3,625	83
*	DG Fastchannel, Inc.	2,131	69
*	Digi International, Inc.	2,235	24
*	Diodes, Inc.	3,219	110
*	DSP Group, Inc.	2,072	16
*	DTS, Inc.	1,538	72
*	Ebix, Inc.	3,410	81
*	Electro Scientific Industries, Inc.	2,126	37
*	EMS Technologies, Inc.	1,358	27
*	Epicor Software Corp.	4,103	45
	EPIQ Systems, Inc.	2,779	40
*	Exar Corp.	3,949	24
*	FARO Technologies, Inc.	1,439	58
*	FEI Co.	3,421	115
	Forrester Research, Inc.	1,293	49
*	Gerber Scientific, Inc.	2,230	21
*	Harmonic, Inc.	8,789	82
	Heartland Payment Systems, Inc.	3,408	60
*	Hittite Microwave Corp.	2,218	141
*	Hutchinson Technology, Inc.	2,005	6
	iGATE Corp.	2,595	49
*	InfoSpace, Inc.	3,206	28
*	Insight Enterprises, Inc.	4,113	70
*	Integral Systems, Inc.	1,566	19
*	Interactive Intelligence, Inc.	1,185	46
*	Intermec, Inc.	4,275	46
*	Intevac, Inc.	2,019	25
*	j2 Global Communications, Inc.	4,070	120
*	JDA Software Group, Inc.	3,745	113
*	The Knot, Inc.	2,714	33
*	Kopin Corp.	5,757	26
*	Kulicke and Soffa Industries, Inc.	6,335	59
*	Liquidity Services, Inc.	1,542	28
	Littelfuse, Inc.	2,001	114
*	LogMeIn, Inc.	1,465	62
*	LoJack Corp.	1,623	8
*	Manhattan Associates, Inc.	1,937	63
	MAXIMUS, Inc.	1,523	124

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Mercury Computer Systems, Inc.	2,674	57
	Methode Electronics, Inc.	3,277	40
	Micrel, Inc.	4,452	60
*	Microsemi Corp.	7,607	158
*	MicroStrategy, Inc. - Class A	728	98
	MKS Instruments, Inc.	4,590	153
*	Monolithic Power Systems	3,133	44
	MTS Systems Corp.	1,361	62
*	NCI, Inc. - Class A	703	17
*	NETGEAR, Inc.	3,227	105
*	NetScout Systems, Inc.	3,110	85
*	Network Equipment Technologies, Inc.	2,681	10
*	Newport Corp.	3,279	58
*	Novatel Wireless, Inc.	2,807	15
*	Oplink Communications, Inc.	1,767	34
*	OSI Systems, Inc.	1,679	63
	Park Electrochemical Corp.	1,834	59
*	PC-Tel, Inc.	1,585	12
*	Perficient, Inc.	2,628	32
*	Pericom Semiconductor Corp.	2,214	23
*	Plexus Corp.	3,596	126
	Power Integrations, Inc.	2,549	98
*	Progress Software Corp.	5,952	173
	Pulse Electronics Corp.	3,681	22
*	Radiant Systems, Inc.	2,976	53
*	RadiSys Corp.	2,160	19
*	RightNow Technologies, Inc.	2,112	66
*	Rofin-Sinar Technologies, Inc.	2,531	100
*	Rogers Corp.	1,408	63
*	Rudolph Technologies, Inc.	2,789	30
*	ScanSource, Inc.	2,386	91
*	Sigma Designs, Inc.	2,449	32
*	Smith Micro Software, Inc.	2,730	26
*	Sourcefire, Inc.	2,485	68
	Stamps.com, Inc.	1,056	14
*	Standard Microsystems Corp.	2,029	50
*	StarTek, Inc.	1,024	5
*	Stratasys, Inc.	1,871	88
*	Super Micro Computer, Inc.	2,249	36
*	Supertex, Inc.	1,152	26
*	Symmetricom, Inc.	3,855	24
*	Synaptics, Inc.	3,007	81
*	Synchronoss Technologies, Inc.	2,227	77
*	SYNNEX Corp.	2,126	70
*	Take-Two Interactive Software, Inc.	7,587	117
*	Taleo Corp. - Class A	3,620	129

Index 600 Stock Portfolio

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Tekelec	6,093	49
*	TeleTech Holdings, Inc.	2,476	48
*	Tessera Technologies, Inc.	4,528	83
*	THQ, Inc.	6,036	27
*	Tollgrade Communications, Inc.	946	10
*	TriQuint Semiconductor, Inc.	14,433	186
*	TTM Technologies, Inc.	3,836	70
*	Tyler Technologies, Inc.	2,213	52
*	Ultratech, Inc.	2,225	65
	United Online, Inc.	7,807	49
*	Veeco Instruments, Inc.	3,603	183
*	ViaSat, Inc.	3,690	147
*	Volterra Semiconductor Corp.	2,164	54
*	Websense, Inc.	3,603	83
*	Wright Express Corp.	3,410	177

	Total		8,654

	Materials (4.1%)
	A. Schulman, Inc.	2,794	69
*	A.M. Castle & Co.	1,486	28
	AMCOL International Corp.	2,252	81
	American Vanguard Corp.	1,900	16
	Arch Chemicals, Inc.	2,231	93
	Balchem Corp.	2,552	96
	Buckeye Technologies, Inc.	3,427	93
*	Calgon Carbon Corp.	5,003	79
*	Century Aluminum Co.	5,019	94
*	Clearwater Paper Corp.	1,018	83
	Deltic Timber Corp.	954	64
	Eagle Materials, Inc.	3,922	119
	H.B. Fuller Co.	4,360	94
*	Headwaters, Inc.	5,389	32
	Kaiser Aluminum Corp.	1,312	65
*	KapStone Paper & Packaging Corp.	3,388	58
	Koppers Holdings, Inc.	1,846	79
*	LSB Industries, Inc.	1,445	57
*	Materion Corp.	1,806	74
	Myers Industries, Inc.	3,134	31
	Neenah Paper, Inc.	1,320	29
	Olympic Steel, Inc.	812	27
*	OM Group, Inc.	2,739	100
	PolyOne Corp.	8,341	118
	Quaker Chemical Corp.	1,021	41
*	RTI International Metals, Inc.	2,676	83
	Schweitzer-Mauduit International, Inc.	1,532	77
	Stepan Co.	690	50
*	STR Holdings, Inc.	3,670	70
	Texas Industries, Inc.	2,469	112
	Wausau Paper Corp.	4,360	33
	Zep, Inc.	1,938	34

	Total		2,179

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings (2.2%)
	iShares S&P SmallCap 600 Index Fund	15,603	1,148

	Total		1,148

	Telecommunication Services (0.5%)
	Atlantic Tele-Network, Inc.	805	30
*	Cbeyond, Inc.	2,735	32
*	Cincinnati Bell, Inc.	17,633	47
*	General Communication, Inc. - Class A	3,446	38
*	Neutral Tandem, Inc.	2,945	43
	NTELOS Holdings Corp.	2,644	49
	USA Mobility, Inc.	1,958	28

	Total		267

	Utilities (3.2%)
	ALLETE, Inc.	2,763	108
	American States Water Co.	1,652	59
	Avista Corp.	5,081	118
	Central Vermont Public Service Corp.	1,163	27
	CH Energy Group, Inc.	1,392	70
*	El Paso Electric Co.	3,781	115
	The Laclede Group, Inc.	1,986	76
	New Jersey Resources Corp.	3,674	158
	Northwest Natural Gas Co.	2,366	109
	NorthWestern Corp.	3,214	97
	Piedmont Natural Gas Co., Inc.	6,425	195
	South Jersey Industries, Inc.	2,651	148
	Southwest Gas Corp.	4,062	158
	UIL Holdings Corp.	4,477	137
	Unisource Energy Corp.	3,247	117

	Total		1,692

	Total Common Stocks
	(Cost: $40,655)		46,785

	Short-Term Investments (11.0%)
	Beverage/Bottling (1.1%)
(k)	PepsiCo, Inc., 0.16%, 4/18/11	600,000	600

	Total		600

	Commercial Banks Non-US (2.5%)
	Rabobank USA Financial Corp., 0.20%, 4/7/11	600,000	600
	Royal Bank of Canada, 0.17%, 4/7/11	700,000	700

	Total		1,300

	Commercial Banks US (0.8%)
	The Goldman Sachs Group, Inc., 0.16%, 4/7/11	400,000	400

	Total		400

Short-Term Investments (11.0%)	Shares/ $ Par	Value $ (000’s)

Energy (1.1%)
Sempra Global, 0.28%, 4/8/11	600,000	600

Total		600

Finance Services (1.5%)
Govco LLC, 0.22%, 4/18/11	800,000	800

Total		800

Oil and Gas (1.5%)
Devon Energy Corp., 0.20%, 4/1/11	800,000	800

Total		800

Short Term Business Credit (2.5%)
Atlantic Asset Securitization LLC, 0.23%, 4/18/11	500,000	500
Falcon Asset Securitization Co. LLC, 0.16%, 4/12/11	400,000	400
Falcon Asset Securitization Co. LLC, 0.22%, 4/1/11	400,000	400

Total		1,300

Total Short-Term Investments
(Cost: $5,800)		5,800

Total Investments (99.5%)
(Cost: $46,455)(a)		52,585

Other Assets, Less
Liabilities (0.5%)		277

Net Assets (100.0%)		52,862

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $46,455 and the net unrealized appreciation of investments based on that cost was $6,130 which is comprised of $8,542 aggregate gross unrealized appreciation and $2,412 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on March 31, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	JPMorgan Chase Bank, N.A.	1-Month USD LIBOR - 10 Basis Points (Bps)	S&P SmallCap 600 Index Total Return	5/11	5,701	$172

						$172

(k)	Securities with an aggregate value of $600 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2011.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$46,785	$-	$-
Short-Term Investments	-	5,800	-
Other Financial Instruments – Total Return Swaps^	-	172	-
Total	$46,785	$5,972	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.9%)
	Aaron’s, Inc.	318,500	8,077
*	Ascent Media Corp. - Class A	44,000	2,149
	Brunswick Corp.	49,200	1,251
	CSS Industries, Inc.	71,200	1,342
*	Culp, Inc.	79,200	735
	Drew Industries, Inc.	123,600	2,760
	Ethan Allen Interiors, Inc.	45,900	1,005
	Fred’s, Inc. - Class A	118,800	1,582
	Haverty Furniture Cos., Inc.	143,600	1,904
*	M/I Homes, Inc.	69,100	1,036
*	MarineMax, Inc.	123,000	1,213
	Matthews International Corp. - Class A	104,400	4,025
	The Men’s Wearhouse, Inc.	99,600	2,695
*	Meritage Homes Corp.	112,500	2,715
*	Orient-Express Hotels, Ltd. - Class A	240,000	2,969
	Pool Corp.	99,525	2,400
*	Saga Communications, Inc. - Class A	38,500	1,339
*	Stanley Furniture Co., Inc.	89,000	491
	Stein Mart, Inc.	226,000	2,285
*	Winnebago Industries, Inc.	153,400	2,051

	Total		44,024

	Consumer Staples (0.9%)
*	Alliance One International, Inc.	280,400	1,127
	Nash Finch Co.	62,800	2,383
	PriceSmart, Inc.	3,800	139

	Total		3,649

	Energy (7.1%)
*	Atwood Oceanics, Inc.	44,000	2,043
	CARBO Ceramics, Inc.	34,600	4,883
*	Cloud Peak Energy, Inc.	95,000	2,051
*	Forest Oil Corp.	68,950	2,608
*	Hercules Offshore, Inc.	148,100	979
*	Northern Oil and Gas, Inc.	141,000	3,765
*	Oasis Petroleum, Inc.	144,000	4,553
	Overseas Shipholding Group, Inc.	28,400	913
	Penn Virginia Corp.	182,000	3,087
*	TETRA Technologies, Inc.	200,000	3,080
*	Union Drilling, Inc.	68,900	706

	Total		28,668

	Financials (20.6%)
	Acadia Realty Trust	76,000	1,438
	Alterra Capital Holdings, Ltd.	118,600	2,650
	Ares Capital Corp.	274,200	4,634
	CBL & Associates Properties, Inc.	315,800	5,501

	Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Cedar Shopping Centers, Inc.	143,800	867
	Columbia Banking System, Inc.	66,400	1,273
	Compass Diversified Holdings	136,000	2,005
	East West Bancorp, Inc.	190,300	4,179
	Employers Holdings, Inc.	65,700	1,357
*	First Opportunity Fund, Inc.	125,700	911
	First Potomac Realty Trust	163,000	2,567
*	Fortegra Financial Corp.	34,800	395
	Glacier Bancorp, Inc.	175,800	2,646
	Hatteras Financial Corp.	71,700	2,016
	Hercules Technology Growth Capital, Inc.	181,000	1,991
	Home Bancshares, Inc.	117,000	2,662
	JMP Group, Inc.	87,800	756
	Kilroy Realty Corp.	109,100	4,236
	Kohlberg Capital Corp.	162,050	1,339
	LaSalle Hotel Properties	132,200	3,569
*	Markel Corp.	5,800	2,404
	National Interstate Corp.	103,300	2,154
	Parkway Properties, Inc.	43,500	739
*	Piper Jaffray Cos., Inc.	34,800	1,442
	Potlatch Corp.	78,300	3,148
*	ProAssurance Corp.	104,200	6,603
	Redwood Trust, Inc.	125,500	1,952
*	Signature Bank	49,200	2,775
*	Stifel Financial Corp.	53,300	3,826
*	SVB Financial Group	96,900	5,516
	Washington Real Estate Investment Trust	70,300	2,186
	Wintrust Financial Corp.	97,500	3,583

	Total		83,320

	Health Care (5.7%)
	Analogic Corp.	32,300	1,827
*	AngioDynamics, Inc.	92,200	1,394
*	Exelixis, Inc.	215,800	2,438
	Landauer, Inc.	32,300	1,987
	National Healthcare Corp.	56,200	2,613
	Owens & Minor, Inc.	191,350	6,215
*	Quidel Corp.	96,000	1,148
*	Triple-S Management Corp. - Class B	86,100	1,772
	West Pharmaceutical Services, Inc.	78,000	3,492

	Total		22,886

	Industrials (25.3%)
*	Alaska Air Group, Inc.	78,000	4,947
	Ameron International Corp.	39,300	2,743
*	Astec Industries, Inc.	44,100	1,644
*	Beacon Roofing Supply, Inc.	268,000	5,486

	Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Belden, Inc.	92,400	3,470
	Cascade Corp.	44,400	1,979
	CIRCOR International, Inc.	58,800	2,765
	Comfort Systems USA, Inc.	119,000	1,674
*	Dolan Co.	90,000	1,093
	Franklin Electric Co., Inc.	24,000	1,109
*	FTI Consulting, Inc.	54,000	2,070
	G & K Services, Inc. - Class A	78,000	2,594
*	Genesee & Wyoming, Inc. - Class A	117,300	6,827
*	Gibraltar Industries, Inc.	143,600	1,713
	IDEX Corp.	96,900	4,230
*	Insituform Technologies, Inc. - Class A	143,000	3,825
	Kaman Corp.	63,500	2,235
*	Kirby Corp.	115,900	6,640
*	Kratos Defense & Security Solutions, Inc.	73,200	1,042
	Landstar System, Inc.	159,000	7,263
	McGrath Rentcorp	160,000	4,363
	Mine Safety Appliances Co.	56,100	2,057
*	Navigant Consulting, Inc.	165,500	1,653
	Nordson Corp.	75,300	8,664
*	On Assignment, Inc.	225,000	2,129
	Robbins & Myers, Inc.	97,300	4,475
*	Sterling Construction Co., Inc.	40,600	685
	Universal Forest Products, Inc.	65,000	2,382
	UTI Worldwide, Inc.	154,620	3,130
	Waste Connections, Inc.	136,050	3,917
	Woodward Governor Co.	108,200	3,739

	Total		102,543

	Information Technology (10.9%)
*	Accelrys, Inc.	97,000	776
*	Advanced Energy Industries, Inc.	143,000	2,338
*	ATMI, Inc.	67,000	1,265
*	Brooks Automation, Inc.	138,000	1,895
*	Cabot Microelectronics Corp.	39,500	2,064
	Cognex Corp.	37,200	1,051
*	Cymer, Inc.	60,800	3,440
	Electro Rent Corp.	169,600	2,914
*	Electro Scientific Industries, Inc.	73,000	1,267
*	Ixia	193,500	3,073
	Littelfuse, Inc.	66,600	3,803
	Methode Electronics, Inc.	73,300	885
*	Newport Corp.	111,000	1,979
*	Progress Software Corp.	179,800	5,230
*	Sonus Networks, Inc.	464,500	1,746
*	StarTek, Inc.	123,000	620

Small Cap Value Portfolio

	Common Stocks (96.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	SYNNEX Corp.	88,000	2,880
*	Teradyne, Inc.	178,200	3,174
*	Websense, Inc.	108,000	2,481
*	Xyratex, Ltd.	92,300	1,032

	Total		43,913

	Materials (10.2%)
	AMCOL International Corp.	68,000	2,447
	American Vanguard Corp.	120,300	1,044
	AptarGroup, Inc.	112,200	5,624
	Arch Chemicals, Inc.	86,600	3,602
	Carpenter Technology Corp.	79,000	3,374
*	Clearwater Paper Corp.	41,200	3,354
	Deltic Timber Corp.	54,500	3,643
*	Innospec, Inc.	140,600	4,491
	Minerals Technologies, Inc.	31,000	2,124
	Myers Industries, Inc.	180,700	1,794
*	North American Palladium, Ltd.	544,400	3,533
	Royal Gold, Inc.	49,486	2,593
	Sims Metal Management, Ltd., ADR	138,740	2,518
	Wausau Paper Corp.	168,700	1,289

	Total		41,430

	Other Holdings (0.7%)
	iShares Russell 2000 Value Index Fund	39,100	2,948

	Total		2,948

	Telecommunication Services (0.4%)
*	Premiere Global Services, Inc.	207,900	1,584

	Total		1,584

	Utilities (4.1%)
	Black Hills Corp.	50,467	1,688
	Cleco Corp.	109,400	3,751
*	El Paso Electric Co.	133,700	4,065
	The Empire District Electric Co.	33,000	719
	NorthWestern Corp.	64,900	1,966
	Southwest Gas Corp.	73,200	2,853
	Vectren Corp.	51,400	1,398

	Total		16,440

	Total Common Stocks
	(Cost: $291,753)		391,405

	Preferred Stocks (1.0%)

	Federal Savings Institutions (0.6%)
	East West Bancorp, Inc., 8.00%, 12/31/49	1,359	2,186

	Total		2,186

Preferred Stocks (1.0%)	Shares/ $ Par	Value $ (000’s)

Finance Services (0.4%)
Assured Guaranty, Ltd., 8.50%, 6/1/12	25,200	1,580

Total		1,580

Total Preferred Stocks
(Cost: $2,620)		3,766

Short-Term Investments (2.2%)

Other Holdings (2.2%)
T. Rowe Price Reserve Investment Fund	9,071,275	9,071

Total Short-Term Investments
(Cost: $9,071)		9,071

Total Investments (100.0%)
(Cost: $303,444)(a)		404,242

Other Assets, Less
Liabilities (0.0%)		172

Net Assets (100.0%)		404,414

Small Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $303,444 and the net unrealized appreciation of investments based on that cost was $100,798 which is comprised of $119,652 aggregate gross unrealized appreciation and $18,854 aggregate gross unrealized depreciation.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$391,405	$-	$-
Preferred Stocks	-	3,766	-
Short-Term Investments	-	9,071	-
Other Financial Instruments^	-	-	-
Total	$391,405	$12,837	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2011, this Portfolio did not hold any derivative instruments.

International Growth Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Foreign Common Stocks (95.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.8%)
*	Ctrip.com International, Ltd., ADR	China	140,575	5,833
	Fast Retailing Co., Ltd.	Japan	17,600	2,203
	Hengdeli Holdings, Ltd.	Hong Kong	7,156,000	3,772
	Isuzu Motors, Ltd.	Japan	1,681,000	6,649
*	Kabel Deutschland Holding AG	Germany	36,760	1,948
	Li & Fung, Ltd.	Hong Kong	1,392,000	7,122
	WPP PLC	Ireland	383,112	4,723
	Yamada Denki Co., Ltd.	Japan	65,880	4,443

	Total			36,693

	Consumer Staples (8.0%)
	Danone SA	France	68,385	4,467
	Imperial Tobacco Group PLC	United Kingdom	138,751	4,289
	Japan Tobacco, Inc.	Japan	1,986	7,175
	Olam International, Ltd.	Singapore	2,245,000	4,987
	Reckitt Benckiser Group PLC	United Kingdom	76,091	3,909

	Total			24,827

	Energy (14.8%)
	AMEC PLC	United Kingdom	272,340	5,212
	BG Group PLC	United Kingdom	232,940	5,796
*	Cairn Energy PLC	United Kingdom	445,260	3,301
	Eurasia Drilling Co., Ltd. GDR	United Kingdom	78,253	2,660
	Gazprom OAO, ADR	Russia	199,875	6,470
	Inpex Corp.	Japan	438	3,323
	Petroleo Brasileiro SA, ADR	Brazil	164,320	6,643
*	Petroplus Holdings AG	Switzerland	2,258	36
	Reliance Industries, Ltd.	India	190,552	4,493
	Total SA	France	80,114	4,877
	Tullow Oil PLC	United Kingdom	137,688	3,198

	Total			46,009

	Financials (23.8%)
*	AIA Group, Ltd.	Hong Kong	1,885,600	5,806
	Banco Bilbao Vizcaya Argentaria SA	Spain	719,971	8,735
	Banco Santander Brasil SA	Brazil	510,800	6,195
	China Merchants Bank Co., Ltd.	China	1,288,000	3,568
	Credit Suisse Group AG	Switzerland	95,610	4,063
	DBS Group Holdings, Ltd.	Singapore	469,000	5,447
	DLF, Ltd.	India	436,958	2,663
	Hang Lung Properties, Ltd.	Hong Kong	1,313,000	5,781
	Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	211,800	4,594
	HSBC Holdings PLC	United Kingdom	534,466	5,496
*	ING Groep NV	Netherlands	359,987	4,556
	Mitsubishi Estate Co., Ltd.	Japan	164,000	2,774
	Prudential PLC	United Kingdom	586,848	6,651
	Standard Chartered PLC	United Kingdom	111,934	2,904
*	UBS AG	Switzerland	154,028	2,764

	Foreign Common Stocks (95.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	UniCredit SpA	Italy	922,591	2,280

	Total			74,277

	Health Care (4.1%)
	Novartis AG	Switzerland	80,205	4,350
	Shionogi & Co., Ltd.	Japan	140,900	2,404
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	119,400	5,990

	Total			12,744

	Industrials (12.1%)
	Adani Enterprises, Ltd.	India	110,685	1,648
	Aggreko PLC	United Kingdom	125,369	3,170
	Canadian National Railway Co.	Canada	52,384	3,952
*	Deutsche Lufthansa AG	Germany	149,378	3,166
	Fanuc Corp.	Japan	53,500	8,098
	Kuehne + Nagel International AG	Switzerland	51,605	7,220
	Nippon Sheet Glass Co., Ltd.	Japan	1,294,000	3,733
	Prysmian SpA	Italy	202,428	4,343
	Ryanair Holdings PLC, ADR	Ireland	89,235	2,481

	Total			37,811

	Information Technology (6.7%)
	ARM Holdings PLC	United Kingdom	310,503	2,864
	ASML Holding NV	Netherlands	136,744	6,027
*	Autonomy Corp. PLC	United Kingdom	133,721	3,409
	Hirose Electric Co., Ltd.	Japan	46,000	4,955
	Keyence Corp.	Japan	14,100	3,609

	Total			20,864

	Materials (10.6%)
	ArcelorMittal	Luxembourg	86,053	3,113
	BHP Billiton, Ltd.	Australia	106,692	5,138
	Huabao International Holdings, Ltd.	Hong Kong	1,638,000	2,527
	K+S AG	Germany	65,528	4,947
	Linde AG	Germany	23,571	3,723
*	LyondellBasell Industries NV - Class A	Netherlands	90,320	3,572
	Potash Corp. of Saskatchewan, Inc.	Canada	53,210	3,139
	Rio Tinto PLC	United Kingdom	96,659	6,790

	Total			32,949

	Telecommunication Services (2.2%)
	Vodafone Group PLC	United Kingdom	2,448,654	6,933

	Total			6,933

International Growth Portfolio

	Foreign Common Stocks (95.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Utilities (1.7%)
*	Fortum OYJ	Finland	154,670	5,252

	Total			5,252

	Total Foreign Common Stocks
	(Cost: $263,325)			298,359

	Short-Term Investments (2.6%)

	Federal Government & Agencies (2.6%)
	Federal Home Loan Bank, 0.00%, 4/1/11	United States	8,200,000	8,200

	Total Short-Term Investments
	(Cost: $8,200)			8,200

	Total Investments (98.4%)
	(Cost: $271,525)(a)			306,559

	Other Assets, Less
	Liabilities (1.6%)			4,852

	Net Assets (100.0%)			311,411

International Growth Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $271,525 and the net unrealized appreciation of investments based on that cost was $35,034 which is comprised of $37,565 aggregate gross unrealized appreciation and $2,531 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	21.4%
Japan	15.9%
Hong Kong	9.5%
Switzerland	5.9%
Other	45.7%
Total	98.4%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$298,359	$-	$-
Short-Term Investments	-	8,200	-
Other Financial Instruments^	-	-	-
Total	$298,359	$8,200	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2011, this Portfolio did not hold any derivative instruments.

Research International Core Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Foreign Common Stocks (98.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.5%)
	Bayerische Motoren Werke (BMW) AG	Germany	10,879	906
	Compass Group PLC	United Kingdom	15,360	138
	DENSO Corp.	Japan	18,000	597
	Esprit Holdings, Ltd.	Hong Kong	55,975	257
	Honda Motor Co., Ltd.	Japan	19,500	733
	Industria de Diseno Textil SA (Inditex)	Spain	4,647	373
	Kingfisher PLC	United Kingdom	64,660	255
	Li & Fung, Ltd.	Hong Kong	54,000	276
	LVMH Moet Hennessy Louis Vuitton SA	France	4,549	720
	Nippon Television Network Corp.	Japan	3,220	458
	Publicis Groupe SA	France	12,869	722
*	Sands China, Ltd.	Cayman Islands	177,600	396
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	57,240	133

	Total			5,964

	Consumer Staples (9.6%)
	DANONE SA	France	16,551	1,081
	Heineken NV	Netherlands	18,864	1,031
	Japan Tobacco, Inc.	Japan	143	517
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	23,080	143
	Lawson, Inc.	Japan	15,100	728
	Nestle SA	Switzerland	32,624	1,870
	Reckitt Benckiser Group PLC	United Kingdom	13,465	692
	Tesco PLC	United Kingdom	117,533	718

	Total			6,780

	Energy (8.9%)
	AMEC PLC	United Kingdom	16,500	316
*	Bankers Petroleum, Ltd.	Canada	31,091	279
	BG Group PLC	United Kingdom	30,510	759
	BP PLC	United Kingdom	147,824	1,077
	China Petroleum & Chemical Corp. - Class H	China	308,000	309
	INPEX Corp.	Japan	142	1,077
	Petroleo Brasileiro SA, ADR	Brazil	6,980	282
	Royal Dutch Shell PLC - Class A	Netherlands	51,412	1,867
	Technip SA	France	3,120	333

	Total			6,299

	Financials (23.6%)
	Aberdeen Asset Management PLC	United Kingdom	55,295	187
	Aeon Credit Service Co., Ltd.	Japan	31,500	434
	Amlin PLC	United Kingdom	18,846	115
	Banco Santander Brasil SA, ADR	Brazil	44,060	540
	Bank of China, Ltd.	China	752,000	419

	Foreign Common Stocks (98.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Barclays PLC	United Kingdom	154,445	688
	BM&F BOVESPA SA	Brazil	43,300	314
	BNP Paribas	France	19,516	1,427
	China Construction Bank Corp. - Class H	China	552,980	518
	China Pacific Insurance Group Co., Ltd. - Class H	China	97,400	409
	Credit Suisse Group AG	Switzerland	18,510	787
	Deutsche Boerse AG	Germany	5,283	401
	Erste Group Bank AG	Austria	11,231	567
	Hang Lung Properties, Ltd.	Hong Kong	59,000	260
	HDFC Bank, Ltd., ADR	India	2,390	406
	Hiscox, Ltd.	Bermuda	43,667	264
	HSBC Holdings PLC	United Kingdom	173,466	1,784
	ICICI Bank, Ltd.	India	29,884	747
*	ING Groep NV	Netherlands	91,028	1,152
	Julius Baer Group, Ltd.	Switzerland	9,527	413
*	KBC Groep NV	Belgium	10,818	407
	Komercni Banka AS	Czech Republic	1,586	400
	Mitsubishi UFJ Financial Group, Inc.	Japan	67,400	311
	Nomura Holdings, Inc.	Japan	57,800	302
	Sberbank of Russia	Russia	130,480	491
*	SNS REAAL NV	Netherlands	52,769	299
	Sumitomo Mitsui Financial Group, Inc.	Japan	23,400	727
	Swiss Reinsurance Co., Ltd.	Switzerland	12,577	720
	United Overseas Bank, Ltd.	Singapore	18,000	268
	Westpac Banking Corp.	Australia	33,270	837

	Total			16,594

	Health Care (7.6%)
	Bayer AG	Germany	8,632	668
	Diagnosticos da America SA	Brazil	23,700	305
	Miraca Holdings, Inc.	Japan	14,000	536
	Rhoen-Klinikum AG	Germany	23,701	514
	Roche Holding AG	Switzerland	8,688	1,241
	Sanofi-Aventis SA	France	12,776	896
	Santen Pharmaceutical Co., Ltd.	Japan	14,100	562
	Sonova Holding AG	Switzerland	2,333	208
	Synthes, Inc.	United States	3,300	446

	Total			5,376

	Industrials (12.3%)
	BEML, Ltd.	India	7,207	111
	East Japan Railway Co.	Japan	9,600	534
	Glory, Ltd.	Japan	23,300	513
*	Hutchison Port Holdings Trust	Singapore	4,300	4
	Hutchison Whampoa, Ltd.	Hong Kong	38,000	450
	JGC Corp.	Japan	31,000	726
	Keppel Corp., Ltd.	Singapore	44,000	429
	Kone Oyj - Class B	Finland	546	31
	Legrand SA	France	4,127	172
	MAN SE	Germany	8,056	1,005
	Mitsubishi Corp.	Japan	24,700	686

Research International Core Portfolio

	Foreign Common Stocks (98.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Outotec OYJ	Finland	5,134	309
	Schindler Holding AG	Switzerland	1,437	173
	Schneider Electric SA	France	6,068	1,037
	Siemens AG	Germany	10,943	1,500
	Sinotruk Hong Kong, Ltd.	China	217,000	185
	Yamato Holdings Co., Ltd.	Japan	50,800	788

	Total			8,653

	Information Technology (6.9%)
	Acer, Inc.	Taiwan	301,697	616
*	Cognizant Technology Solutions Corp. - Class A	United States	5,140	418
	Dassault Systemes SA	France	6,513	501
	Konica Minolta Holdings, Inc.	Japan	102,500	859
	Nomura Research Institute, Ltd.	Japan	15,200	335
	Ricoh Co., Ltd.	Japan	28,000	329
	Samsung Electronics Co., Ltd.	South Korea	610	518
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	256,189	615
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	54,846	707

	Total			4,898

	Materials (10.9%)
	Akzo Nobel NV	Netherlands	18,721	1,286
	BHP Billiton PLC	United Kingdom	37,499	1,480
	Chugoku Marine Paints, Ltd.	Japan	21,000	176
	Iluka Resources, Ltd.	Australia	69,517	956
	Linde AG	Germany	6,998	1,105
	Monsanto Co.	United States	3,200	231
	Newcrest Mining, Ltd.	Australia	12,151	501
	Nippon Paint Co., Ltd.	Japan	17,000	114
*	Nufarm, Ltd.	Australia	70,669	378
	Steel Authority of India, Ltd.	India	44,011	168
	Sumitomo Metal Industries, Ltd.	Japan	82,000	183
	Symrise AG	Germany	8,570	251
	Teck Resources, Ltd. - Class B	Canada	15,765	836

	Total			7,665

	Telecommunication Services (5.8%)
	China Unicom Hong Kong, Ltd.	Hong Kong	316,000	526
	KDDI Corp.	Japan	87	539
	Koninklijke (Royal) KPN NV	Netherlands	48,583	828
	Telecom Italia S.p.A.	Italy	147,768	227
	Telecom Italia S.p.A. - Rights	Italy	207,032	278
	Vivo Participacoes SA, ADR	Brazil	9,550	386
	Vodafone Group PLC	United Kingdom	452,522	1,281

	Total			4,065

	Utilities (4.4%)
	CEZ AS	Czech Republic	10,585	541
	Cheung Kong Infrastructure Holdings, Ltd.	Hong Kong	25,000	118
	EDP - Energias de Portugal SA	Portugal	221,724	864
*	Fortum OYJ	Finland	12,142	412
	Red Electrica Corp. SA	Spain	5,748	327
	Tokyo Gas Co., Ltd.	Japan	127,000	580

Foreign Common Stocks (98.5%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities continued
Tractebel Energia SA	Brazil	14,270	241

Total			3,083

Total Foreign Common Stocks
(Cost: $59,932)			69,377

Short-Term Investments (1.3%)

Commercial Banks Non-US (1.3%)
Barclays US Funding LLC, 0.10%, 4/1/11	United States	914,000	914

Total Short-Term Investments
(Cost: $914)			914

Total Investments (99.8%)
(Cost: $60,846)(a)			70,291

Other Assets, Less
Liabilities (0.2%)			159

Net Assets (100.0%)			70,450

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $60,846 and the net unrealized appreciation of investments based on that cost was $9,445 which is comprised of $10,964 aggregate gross unrealized appreciation and $1,519 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Japan	18.9%
United Kingdom	13.5%
France	9.8%
Netherlands	9.2%
Germany	9.0%
Switzerland	7.7%
Other	31.7%
Total	99.8%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$69,377	$-	$-
Short-Term Investments	-	914	-
Other Financial Instruments^	-	-	-
Total	$69,377	$914	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2011, this Portfolio did not hold any derivative instruments.

International Equity Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Foreign Common Stocks (94.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.3%)
	Cie Generale des Etablissements Michelin - Class B	France	307,508	25,974
	Hyundai Motor Co.	South Korea	123,810	22,912
	Kingfisher PLC	United Kingdom	3,825,490	15,091
	Marks & Spencer Group PLC	United Kingdom	1,142,320	6,170
	Nissan Motor Co., Ltd.	Japan	1,132,980	10,052
	Pearson PLC	United Kingdom	697,770	12,324
	Sony Corp.	Japan	323,400	10,358
	Vivendi	France	547,770	15,642

	Total			118,523

	Consumer Staples (2.5%)
	Carrefour SA	France	80,360	3,558
	Nestle SA	Switzerland	389,800	22,344
	Unilever PLC	United Kingdom	348,295	10,616

	Total			36,518

	Energy (10.0%)
	BP PLC	United Kingdom	1,866,830	13,596
	China Coal Energy Co., Ltd.	China	2,425,000	3,305
	China Shenhua Energy Co., Ltd.	China	1,578,500	7,448
	ENI SPA	Italy	414,535	10,181
	Gazprom OAO, ADR	Russia	368,660	11,922
	Husky Energy, Inc.	Canada	135,410	4,115
	Petroleo Brasileiro SA, ADR	Brazil	359,140	14,520
	Royal Dutch Shell PLC - Class B	United Kingdom	704,315	25,535
	SBM Offshore NV	Netherlands	464,278	13,475
	Statoil ASA	Norway	771,470	21,385
	Talisman Energy, Inc.	Canada	188,100	4,651
	Total SA	France	205,958	12,538

	Total			142,671

	Financials (21.8%)
	ACE, Ltd.	Switzerland	234,580	15,177
*	AIA Group, Ltd.	Hong Kong	10,626,000	32,717
	Aviva PLC	United Kingdom	2,395,180	16,630
	AXA SA	France	554,855	11,595
	Bangkok Bank Public Co., Ltd.	Thailand	3,283,700	18,837
	Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	16,978
	Credit Agricole SA	France	364,020	5,974
	DBS Group Holdings, Ltd.	Singapore	2,652,000	30,802
	Hana Financial Group, Inc.	South Korea	415,550	17,975
	Housing Development Finance Corp., Ltd.	India	220,670	3,454
	HSBC Holdings PLC	United Kingdom	1,474,937	15,520
*	ING Groep NV	Netherlands	1,268,502	16,055
	KB Financial Group, Inc.	South Korea	289,785	15,190
	Mitsubishi UFJ Financial Group, Inc.	Japan	1,955,720	9,029

	Foreign Common Stocks (94.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Mitsubishi UFJ Financial Group, Inc., ADR	Japan	222,000	1,021
	Nomura Holdings, Inc.	Japan	332,400	1,738
	Shinhan Financial Group Co., Ltd.	South Korea	254,270	11,555
	Standard Chartered PLC	United Kingdom	370,360	9,607
	Swire Pacific, Ltd.	Hong Kong	1,276,500	18,741
	Swiss Reinsurance Co., Ltd.	Switzerland	410,402	23,480
	UniCredit SpA	Italy	2,143,121	5,297
	United Overseas Bank, Ltd.	Singapore	940,000	14,020

	Total			311,392

	Health Care (9.4%)
*	Basilea Pharmaceutica AG	Switzerland	87,430	6,301
	Bayer AG	Germany	43,920	3,401
	Celesio AG	Germany	261,230	6,416
	GlaxoSmithKline PLC	United Kingdom	1,355,400	25,864
	Lonza Group AG	Switzerland	162,050	13,594
	Merck KGaA	Germany	192,990	17,417
	Rhoen-Klinikum AG	Germany	284,710	6,173
	Roche Holding AG	Switzerland	189,550	27,075
	Sanofi-Aventis SA	France	259,555	18,199
	Takeda Pharmaceutical Co., Ltd.	Japan	208,500	9,726

	Total			134,166

	Industrials (13.7%)
	Alstom SA	France	102,790	6,078
	BAE Systems PLC	United Kingdom	3,411,020	17,778
*	Deutsche Lufthansa AG	Germany	373,830	7,923
	Deutsche Post AG	Germany	935,380	16,862
	Embraer SA, ADR	Brazil	416,340	14,031
	G4S PLC	United Kingdom	2,463,160	10,092
	Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	21,620
*	International Consolidated Airlines Group SA	United Kingdom	930,000	3,387
	ITOCHU Corp.	Japan	1,481,000	15,508
*	Koninklijke Philips Electronics NV	Netherlands	449,135	14,357
	Mabuchi Motor Co., Ltd.	Japan	168,400	8,017
*	Rentokil Initial PLC	United Kingdom	2,225,440	3,213
	Shanghai Electric Group Co., Ltd.	China	31,604,000	15,846
	Siemens AG, ADR	Germany	199,230	27,362
	Thales SA	France	180,240	7,189
*	Vestas Wind Systems A/S	Denmark	167,380	7,260

	Total			196,523

	Information Technology (12.0%)
	Compal Electronics, Inc.	Taiwan	8,390,247	8,331
*	Flextronics International, Ltd.	Singapore	1,651,810	12,339
	FUJIFILM Holdings Corp.	Japan	159,300	4,933
	Lite-On Technology Corp.	Taiwan	3,502,639	4,312
	Nintendo Co., Ltd.	Japan	77,630	20,971

International Equity Portfolio

Foreign Common Stocks (94.4%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Samsung Electronics Co., Ltd.	South Korea	35,970	30,561
SAP AG	Germany	418,620	25,629
Siliconware Precision Industries Co.	Taiwan	12,980,000	16,243
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	10,216,825	24,529
Telefonaktiebolaget LM Ericsson - Class B	Sweden	622,120	8,023
Trend Micro, Inc.	Japan	570,000	15,179

Total			171,050

Materials (3.6%)
Akzo Nobel NV	Netherlands	155,660	10,695
Rexam PLC	United Kingdom	2,633,620	15,353
Vale SA, ADR	Brazil	881,000	26,007

Total			52,055

Telecommunication Services (12.5%)
China Mobile, Ltd.	Hong Kong	2,423,500	22,323
China Telecom Corp., Ltd.	China	49,406,000	30,234
France Telecom SA	France	756,770	16,956
KT Corp., ADR	South Korea	385,100	7,521
Nippon Telegraph & Telephone Corp.	Japan	193,000	8,666
Telefonica SA, ADR	Spain	1,187,514	29,949
Telenor ASA	Norway	1,208,610	19,888
Turkcell Iletisim Hizmetleri AS	Turkey	1,369,410	8,106
Vodafone Group PLC	United Kingdom	12,341,413	34,944

Total			178,587

Utilities (0.6%)
Centrais Eletricas Brasileiras SA	Brazil	533,150	8,056

Total			8,056

Total Foreign Common Stocks
(Cost: $1,142,180)			1,349,541

Short-Term Investments (5.3%)	Country	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (5.3%)
Federal Home Loan Bank, 0.02%, 4/15/11	United States	500,000	500
Federal Home Loan Bank, 0.05%, 5/20/11	United States	600,000	600
Federal Home Loan Bank, 0.08%, 4/13/11	United States	11,000,000	11,000
Federal Home Loan Bank, 0.10%, 5/20/11	United States	63,800,000	63,791

Total			75,891

Total Short-Term Investments
(Cost: $75,891)			75,891

Total Investments (99.7%)
(Cost: $1,218,071)(a)			1,425,432

Other Assets, Less
Liabilities (0.3%)			4,244

Net Assets (100.0%)			1,429,676

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $1,218,071 and the net unrealized appreciation of investments based on that cost was $207,361 which is comprised of $297,148 aggregate gross unrealized appreciation and $89,787 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	16.5%
France	8.7%
Japan	8.1%
Hong Kong	7.9%
Germany	7.8%
Switzerland	7.6%
South Korea	7.4%
United States	5.3%
Other	30.4%
Total	99.7%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$1,349,541	$-	$-
Short-Term Investments	-	75,891	-
Other Financial Instruments^	-	-	-
Total	$1,349,541	$75,891	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2011, this Portfolio did not hold any derivative instruments.

Emerging Markets Equity Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Foreign Common Stocks (98.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.5%)
	Anhanguera Educacional Participacoes SA	Brazil	38,100	933
*	Arezzo Industria e Comercio SA	Brazil	41,460	578
	Companhia Hering	Brazil	42,900	788
*	Corporacion GEO SAB de CV - Series B	Mexico	118,580	333
	Geely Automobile Holdings, Ltd.	Hong Kong	2,080,000	773
*	Grupo Televisa SA, ADR	Mexico	17,588	431
*	Kroton Educacional SA	Brazil	34,001	438
	Lewis Group, Ltd.	South Africa	96,789	1,066
	Li & Fung, Ltd.	Hong Kong	300,000	1,535
	Lojas Renner SA	Brazil	18,000	583
	Mando Corp.	South Korea	14,385	2,275
	Naspers, Ltd. - Class N	South Africa	35,017	1,884
*	Sands China, Ltd.	Macau	483,600	1,079
	Stella International Holdings, Ltd.	Hong Kong	616,500	1,376
	Truworths International, Ltd.	South Africa	183,444	1,912
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	231,574	538

	Total			16,522

	Consumer Staples (6.2%)
	BIM Birlesik Magazalar AS	Turkey	9,075	306
	Companhia de Bebidas das Americas, ADR	Brazil	31,900	903
	Dabur India, Ltd.	India	667,810	1,444
	Dairy Farm International Holdings, Ltd.	Hong Kong	71,100	592
	Grupo Continental SAB de CV	Mexico	72,200	244
	Hengan International Group Co., Ltd.	Hong Kong	107,500	798
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	40,428	251
	KT&G Corp.	South Korea	17,154	893
	M Dias Branco SA	Brazil	25,000	597
	Shinsegae Co., Ltd.	South Korea	7,871	1,873
	Shoprite Holdings, Ltd.	South Africa	19,560	300
	Tiger Brands, Ltd.	South Africa	26,976	698

	Total			8,899

	Energy (11.3%)
*	Bankers Petroleum, Ltd.	Canada	100,655	903
	China Shenhua Energy Co., Ltd. - Class H	China	255,500	1,205
	CNOOC, Ltd.	Hong Kong	519,000	1,310
	Gazprom OAO, ADR	Russia	93,957	3,038
	INPEX Corp.	Japan	161	1,221
	Lukoil OAO, ADR	Russia	13,261	947
	Petroleo Brasileiro SA, ADR	Brazil	84,014	3,397
	PTT Exploration & Production PCL	Thailand	208,400	1,254

	Foreign Common Stocks (98.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Reliance Industries, Ltd.	India	70,000	1,651
	Tenaris SA, ADR	Luxembourg	9,598	475
	Tupras-Turkiye Petrol Rafinerileri AS	Turkey	28,390	835

	Total			16,236

	Financials (26.1%)
	Banco Santander Brasil SA	Brazil	74,700	906
	Banco Santander Chile, ADR	Chile	3,386	294
	Bancolombia SA, ADR	Colombia	5,274	330
	Bangkok Bank PCL	Thailand	201,900	1,158
	Bank of China, Ltd. - Class H	China	4,507,000	2,509
	BM&F BOVESPA SA	Brazil	152,900	1,110
	Bolsa Mexicana de Valores SAB de CV	Mexico	132,300	279
	Brasil Brokers Participacoes SA	Brazil	164,000	854
*	Brasil Insurance Participacoes e Administracao SA	Brazil	1,000	1,102
	CETIP SA - Balcao Organizado de Ativos e Derivativos	Brazil	40,700	673
	China Construction Bank Corp. - Class H	China	3,648,020	3,419
	China Overseas Land & Investment, Ltd.	Hong Kong	436,000	891
	China Pacific Insurance Group Co., Ltd. - Class H	China	443,400	1,861
	Chinatrust Financial Holding Co., Ltd.	Taiwan	1,321,000	1,123
	CIMB Group Holdings Bhd	Malaysia	415,500	1,125
	Commercial International Bank Egypt SAE	Egypt	147,800	811
*	Compartamos SAB de CV	Mexico	207,850	374
	Credicorp, Ltd.	Peru	4,371	459
	Erste Group Bank AG	Austria	20,460	1,032
	First Pacific Co., Ltd.	Hong Kong	2,172,000	1,946
	Hana Financial Group, Inc.	South Korea	42,060	1,819
	Hang Lung Properties, Ltd.	Hong Kong	138,000	608
	Housing Development Finance Corp., Ltd.	India	132,619	2,076
	ICICI Bank, Ltd.	India	45,791	1,144
	Itau Unibanco Holding SA, ADR	Brazil	27,028	650
	Komercni Banka AS	Czech Republic	5,143	1,298
	LPS Brasil - Consultoria de Imoveis SA	Brazil	33,200	779
	PT Bank Negara Indonesia Persero Tbk	Indonesia	213,831	98
	Sberbank of Russia	Russia	555,950	2,090
	Standard Chartered PLC	United Kingdom	89,139	2,344
	Turkiye Garanti Bankasi AS	Turkey	481,317	2,251

	Total			37,413

Emerging Markets Equity Portfolio

	Foreign Common Stocks (98.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Health Care (2.1%)
	Diagnosticos da America SA	Brazil	86,400	1,111
	Fleury SA	Brazil	47,300	703
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	168,200	380
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	15,944	800

	Total			2,994

	Industrials (2.5%)
*	Alfa SAB de CV - Class A	Mexico	26,820	347
	BEML, Ltd.	India	18,065	280
	Copa Holdings SA - Class A	Panama	6,876	363
	Grupo Aeroportuario del Sureste SAB de CV, ADR	Mexico	13,330	783
	Sinotruk Hong Kong, Ltd.	Hong Kong	1,218,500	1,042
*	TK Corp.	South Korea	43,248	775

	Total			3,590

	Information Technology (15.6%)
	Acer, Inc.	Taiwan	505,812	1,032
	Cielo SA	Brazil	92,640	785
	CSU Cardsystem SA	Brazil	171,219	512
	Hon Hai Precision Industry Co., Ltd.	Taiwan	402,568	1,410
	HTC Corp.	Taiwan	37,609	1,471
	Infosys Technologies, Ltd., ADR	India	45,723	3,279
*	NICE Systems, Ltd., ADR	Israel	18,658	689
	Redecard SA	Brazil	33,600	495
	Samsung Electronics Co., Ltd.	South Korea	6,682	5,677
	Seoul Semiconductor Co., Ltd.	South Korea	16,862	659
	Siliconware Precision Industries Co.	Taiwan	1,636,000	2,047
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,251,290	3,004
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	28,973	353
	Totvs SA	Brazil	21,300	409
	VTech Holdings, Ltd.	Hong Kong	44,300	502

	Total			22,324

	Materials (13.4%)
	Anglo Platinum, Ltd.	South Africa	10,459	1,078
	Anhui Conch Cement Co., Ltd. - Class H	China	382,000	2,392
	Chugoku Marine Paints, Ltd.	Japan	60,000	503
	Companhia Siderurgica Nacional SA, ADR	Brazil	20,380	340
	Corporacion Moctezuma SAB de CV	Mexico	190,000	471
	Duratex SA	Brazil	55,986	591
	Formosa Plastics Corp.	Taiwan	399,000	1,404
	Gold Fields, Ltd.	South Africa	50,370	882
	Grupo Mexico SAB de CV - Series B	Mexico	170,780	640
	Maanshan Iron and Steel Co., Ltd. - Class H	China	868,000	470

	Foreign Common Stocks (98.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Magnitogorsk Iron & Steel Works	Russia	55,050	805
	Mexichem SAB de CV	Mexico	120,600	453
	Mining and Metallurgical Co. Norilsk Nickel, ADR	Russia	48,450	1,273
	MOIL, Ltd.	India	46,047	409
	Novolipetsk Steel	Russia	19,550	860
	POSCO	South Korea	1,605	739
	Steel Authority of India, Ltd.	India	380,912	1,451
	Suzano Papel e Celulose SA	Brazil	27,875	257
	Ternium SA, ADR	Luxembourg	15,100	543
	Usinas Siderurgicas de Minas Gerais SA - Class A	Brazil	29,500	357
	Vale SA, ADR	Brazil	95,947	3,200

	Total			19,118

	Telecommunication Services (7.4%)
	America Movil SAB de CV - Series L, ADR	Mexico	34,500	2,004
	China Mobile, Ltd.	Hong Kong	99,500	917
	China Unicom Hong Kong, Ltd.	Hong Kong	264,000	439
	China Unicom Hong Kong, Ltd., ADR	Hong Kong	86,641	1,438
	Empresa Nacional de Telecomunicaciones SA	Chile	18,810	308
	Mobile TeleSystems OAO, ADR	Russia	35,423	752
	MTN Group, Ltd.	South Africa	120,476	2,432
*	PT XL Axiata Tbk	Indonesia	3,098,000	1,939
	Vivo Participacoes SA, ADR	Brazil	10,615	429

	Total			10,658

	Utilities (2.0%)
	CPFL Energia SA	Brazil	12,200	347
	Eletropaulo Metropolitana SA	Brazil	34,660	766
	Enersis SA, ADR	Chile	21,505	448
	Equatorial Energia SA	Brazil	25,300	197
	Manila Water Co., Inc.	Philippines	1,416,000	592
	Tractebel Energia SA	Brazil	31,685	536

	Total			2,886

	Total Foreign Common Stocks
	(Cost: $113,466)			140,640

Emerging Markets Equity Portfolio

Short-Term Investments (1.8%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Banks Non-US (1.8%)
Barclays US Funding LLC, 0.10%, 4/1/11	United States	2,573,000	2,573
Total Short-Term Investments
(Cost: $2,573)			2,573

Total Investments (99.9%)
(Cost: $116,039)(a)			143,213

Other Assets, Less
Liabilities (0.1%)			170

Net Assets (100.0%)			143,383

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $116,039 and the net unrealized appreciation of investments based on that cost was $27,174 which is comprised of $28,932 aggregate gross unrealized appreciation and $1,758 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Brazil	17.7%
South Korea	10.3%
Hong Kong	9.9%
China	8.3%
Taiwan	8.3%
India	8.2%
South Africa	7.1%
Russia	6.8%
Mexico	5.2%
Other	18.1%
Total	99.9%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$140,640	$-	$-
Short-Term Investments	-	2,573	-
Other Financial Instruments^	-	-	-
Total	$140,640	$2,573	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2011, this Portfolio did not hold any derivative instruments.

Money Market Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Autos (7.8%)
American Honda Finance Corp., 0.24%, 6/17/11	7,500,000	7,496
American Honda Finance Corp., 0.353%, 10/7/11 144A	10,000,000	10,000
Toyota Motor Credit Corp., 0.25%, 4/18/11	7,500,000	7,499
Toyota Motor Credit Corp., 0.393%, 8/22/11	10,500,000	10,500

Total		35,495

Beverage/Bottling (2.7%)
Coca-Cola Refreshments USA, Inc., 0.911%, 5/6/11	12,295,000	12,303

Total		12,303

Commercial Banks Non-US (15.3%)
Barclays Bank PLC, 0.653%, 7/19/11	10,000,000	10,000
Barclays US Funding LLC, 0.45%, 7/19/11	5,000,000	4,993
Barclays US Funding LLC, 0.48%, 7/1/11	5,500,000	5,493
HSBC Finance Corp., 0.18%, 4/28/11	10,900,000	10,899
HSBC Finance Corp., 0.20%, 4/27/11	6,100,000	6,099
Rabobank Nederland NV of NY, 0.331%, 8/8/11	15,000,000	15,000
Royal Bank of Canada, 0.20%, 5/23/11	9,700,000	9,697
Royal Bank of Canada, 0.21%, 6/1/11	7,500,000	7,498

Total		69,679

Commercial Banks US (5.1%)
Bank of America Corp., 0.27%, 6/27/11	6,000,000	5,996
Bank of America Corp., 0.27%, 6/28/11	7,000,000	6,995
Morgan Stanley, 0.553%, 1/9/12	10,000,000	9,993

Total		22,984

Consumer Products/Retailing (1.7%)
eBay, Inc., 0.16%, 4/26/11	7,900,000	7,899

Total		7,899

Electronics (2.3%)
Cisco Systems, Inc., 0.20%, 4/20/11	10,400,000	10,399

Total		10,399

Federal Government & Agencies (1.3%)
Federal Home Loan Bank, 0.106%, 6/1/11	6,000,000	5,999

Total		5,999

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Finance Services (3.8%)
Ciesco LLC, 0.40%, 8/5/11	8,500,000	8,488
Govco LLC, 0.37%, 6/10/11	9,000,000	8,994

Total		17,482

Government (26.5%)
US Treasury, 0.875%, 4/30/11	30,000,000	30,017
US Treasury, 0.875%, 5/31/11	30,000,000	30,035
US Treasury, 1.125%, 6/30/11	30,000,000	30,074
US Treasury, 4.875%, 4/30/11	30,000,000	30,110

Total		120,236

Information Technology (3.9%)
Google, Inc., 0.17%, 4/29/11	9,500,000	9,499
Google, Inc., 0.23%, 6/7/11	8,000,000	7,996

Total		17,495

Life Insurance (3.8%)
Mass Mutual Global Funding II, 0.303%, 4/21/11 144A	9,900,000	9,900
New York Life Global Funding, 0.261%, 4/1/11 144A	7,400,000	7,400

Total		17,300

Machinery (5.6%)
Caterpillar Financial Services Corp., 0.05%, 4/1/11	12,400,000	12,400
Caterpillar Financial Services Corp., 0.16%, 4/1/11	6,400,000	6,400
John Deere Capital Corp., 0.17%, 4/20/11	6,500,000	6,499

Total		25,299

Miscellaneous Business Credit Institutions (3.9%)
General Electric Capital Corp., 0.22%, 4/19/11	12,300,000	12,298
General Electric Capital Corp., 0.373%, 4/18/11	5,500,000	5,500

Total		17,798

Personal Credit Institutions (6.6%)
Old Line Funding LLC, 0.20%, 5/9/11	10,000,000	9,998
Old Line Funding LLC, 0.24%, 4/5/11	7,800,000	7,800
Straight-A Funding LLC, 0.20%, 5/17/11	8,000,000	7,998

Money Market Investments (99.8%)	Shares/ $ Par	Value $ (000’s)

Personal Credit Institutions continued
Straight-A Funding LLC, 0.21%, 4/6/11	4,000,000	4,000

Total		29,796

Short Term Business Credit (9.5%)
Atlantic Asset Securitization LLC, 0.23%, 4/7/11	9,200,000	9,200
Atlantic Asset Securitization LLC, 0.26%, 4/12/11	7,800,000	7,799
Falcon Asset Securitization Co. LLC, 0.20%, 4/15/11	6,000,000	6,000
Falcon Asset Securitization Co. LLC, 0.26%, 5/2/11	11,400,000	11,397
Sheffield Receivables, 0.21%, 5/4/11	9,000,000	8,998

Total		43,394

Total Money Market Investments
(Cost: $453,558)		453,558

Total Investments (99.8%)
(Cost: $453,558)		453,558

Other Assets, Less
Liabilities (0.2%)		1,063

Net Assets (100.0%)		454,621

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011 the value of these securities (in thousands) was $27,300 representing 6.0% of the net assets.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market value differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$120,236	$-
Corporate Bonds	-	90,595	-
Commercial Paper	-	242,727	-
Other Financial Instruments^	-	-	-
Total	$-	$453,558	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2011, this Portfolio did not hold any derivative instruments.

Short-Term Bond Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

Corporate Bonds (37.3%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.6%)
Boeing Capital Corp., 5.80%, 1/15/13	80,000	87
The Boeing Co., 1.875%, 11/20/12	170,000	173
General Dynamics Corp., 1.80%, 7/15/11	105,000	105
General Dynamics Corp., 5.25%, 2/1/14	135,000	149
Northrop Grumman Corp., 1.85%, 11/15/15	250,000	239

Total		753

Auto Manufacturing (1.3%)
American Honda Finance Corp., 2.375%, 3/18/13 144A	50,000	51
American Honda Finance Corp., 2.50%, 9/21/15 144A	750,000	737
Daimler Finance North America LLC, 5.75%, 9/8/11	250,000	256
PACCAR Financial Corp., 1.95%, 12/17/12	155,000	157
PACCAR, Inc., 6.875%, 2/15/14	95,000	108
Toyota Motor Credit Corp., 3.20%, 6/17/15	200,000	203
Volkswagen International Finance NV, 1.625%, 8/12/13 144A	300,000	301

Total		1,813

Banking (14.8%)
ANZ National Int’l, Ltd./London, 2.375%, 12/21/12 144A	165,000	167
The Bank of New York Mellon Corp., 1.50%, 1/31/14	650,000	648
The Bank of New York Mellon Corp., 2.95%, 6/18/15	250,000	255
Bank of Nova Scotia, 3.40%, 1/22/15	250,000	259
Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, 1/22/15 144A	125,000	129
Barclays Bank PLC, 2.50%, 9/21/15 144A	750,000	727
BB&T Corp., 3.20%, 3/15/16	230,000	228

Corporate Bonds (37.3%)	Shares/ $ Par	Value $ (000’s)

Banking continued
BB&T Corp., 3.375%, 9/25/13	240,000	250
BNP Paribas, 3.60%, 2/23/16	250,000	250
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	800,000	769
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	100,000	97
Canadian Imperial Bank of Commerce, 2.60%, 7/2/15 144A	600,000	603
Cie de Financement Foncier, 1.625%, 7/23/12 144A	1,000,000	1,002
Cie de Financement Foncier, 2.50%, 9/16/15 144A	500,000	484
Citigroup, Inc., 4.75%, 5/19/15	250,000	262
Citigroup, Inc., 6.50%, 8/19/13	200,000	219
Commonwealth Bank of Australia, 2.50%, 12/10/12 144A	1,000,000	1,026
Credit Suisse USA, Inc., 5.50%, 8/16/11	225,000	229
DnB NOR Boligkreditt, 2.10%, 10/14/15 144A	600,000	581
DnB NOR Boligkreditt, 2.90%, 3/29/16 144A	500,000	497
Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	978
Fifth Third Bancorp, 3.625%, 1/25/16	270,000	270
The Goldman Sachs Group, Inc., 3.70%, 8/1/15	180,000	181
HSBC Bank PLC, 3.50%, 6/28/15 144A	200,000	203
Jefferies Group, Inc., 3.875%, 11/9/15	215,000	214
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	266
Morgan Stanley, 3.45%, 11/2/15	250,000	246
Morgan Stanley, 6.00%, 5/13/14	150,000	163
National Australia Bank, Ltd., 2.75%, 9/28/15 144A	250,000	246
Nationwide Building Society, 2.50%, 8/17/12 144A	1,200,000	1,228
Nomura Holdings, Inc., 4.125%, 1/19/16	300,000	297

Corporate Bonds (37.3%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Nordea Bank AB, 3.70%, 11/13/14 144A	250,000	259
PNC Funding Corp., 3.00%, 5/19/14	185,000	189
Regions Financial Corp., 4.875%, 4/26/13	100,000	101
Royal Bank of Canada, 2.625%, 12/15/15	150,000	149
The Royal Bank of Scotland PLC, 3.40%, 8/23/13	350,000	358
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	250,000	242
Sparebanken 1 Boligkreditt, 1.25%, 10/25/13 144A	550,000	544
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	164
State Street Corp., 2.875%, 3/7/16	650,000	646
SunTrust Banks, Inc., 3.60%, 4/15/16	240,000	238
Swedbank AB, 2.90%, 1/14/13 144A	2,000,000	2,053
The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	625,000	618
U.S. Bancorp, 2.45%, 7/27/15	390,000	386
U.S. Bancorp, 3.442%, 2/1/16	470,000	469
Union Bank NA, 2.125%, 12/16/13	250,000	252
Wells Fargo & Co., 3.676%, 6/15/16	500,000	503
Westpac Banking Corp., 3.00%, 8/4/15	100,000	100

Total		20,245

Beverage/Bottling (0.3%)
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13	250,000	255
Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	170,000	173

Total		428

Cable/Media/Broadcasting/Satellite (0.8%)
Comcast Corp., 4.95%, 6/15/16	250,000	267
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	285,000	285

Short-Term Bond Portfolio

Corporate Bonds (37.3%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Discovery Communications LLC, 3.70%, 6/1/15	180,000	186
Time Warner, Inc., 3.15%, 7/15/15	135,000	137
Viacom, Inc., 4.375%, 9/15/14	250,000	267

Total		1,142

Conglomerate/Diversified Manufacturing (0.6%)
E. I. du Pont de Nemours & Co., 1.95%, 1/15/16	475,000	458
General Electric Co., 5.00%, 2/1/13	325,000	346

Total		804

Consumer Products (0.5%)
The Clorox Co., 3.55%, 11/1/15	250,000	256
Colgate-Palmolive Co., 4.20%, 5/15/13	125,000	133
Unilever Capital Corp., 2.75%, 2/10/16	250,000	251

Total		640

Electric Utilities (2.1%)
CenterPoint Energy Houston Electric LLC, 5.75%, 1/15/14	224,000	246
CenterPoint Energy Houston Electric LLC, 7.00%, 3/1/14	95,000	108
Commonwealth Edison Co., 1.625%, 1/15/14	120,000	119
Consolidated Edison Co. of New York, 3.85%, 6/15/13	250,000	262
Entergy Arkansas, Inc., 5.40%, 8/1/13	250,000	270
Exelon Corp., 4.90%, 6/15/15	250,000	263
Nevada Power Co., 6.50%, 4/15/12	250,000	264
NextEra Energy Capital Holding, Inc., 2.60%, 9/1/15	500,000	486
Pacific Gas & Electric Co., 4.80%, 3/1/14	250,000	268
PacifiCorp, 5.45%, 9/15/13	250,000	273
PSEG Power LLC, 2.50%, 4/15/13	100,000	101
Southern California Edison Co., 5.75%, 3/15/14	250,000	278

Total		2,938

Corporate Bonds (37.3%)	Shares/ $ Par	Value $ (000’s)

Electronics (0.7%)
Broadcom Corp., 2.375%, 11/1/15 144A	400,000	387
Hewlett-Packard Co., 4.50%, 3/1/13	250,000	266
International Business Machines Corp., 1.00%, 8/5/13	330,000	328

Total		981

Food Processors (0.6%)
ConAgra Foods, Inc., 5.875%, 4/15/14	250,000	273
H.J. Heinz Co., 5.35%, 7/15/13	250,000	272
Kraft Foods, Inc., 5.625%, 11/1/11	20,000	21
Kraft Foods, Inc., 6.25%, 6/1/12	35,000	37
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	207

Total		810

Gas Pipelines (0.9%)
DCP Midstream Operating LP, 3.25%, 10/1/15	270,000	265
Enterprise Products Operating LLC, 3.20%, 2/1/16	200,000	199
Enterprise Products Operating LLC, 5.60%, 10/15/14	250,000	276
ONEOK Partners LP, 3.25%, 2/1/16	230,000	229
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	30,000	31
Plains All American Pipeline LP/PAA Finance Corp., 5.625%, 12/15/13	175,000	191
TransCanada PipeLines, Ltd., 3.40%, 6/1/15	85,000	87

Total		1,278

Health Care/Pharmaceuticals (1.4%)
Baxter International, Inc., 1.80%, 3/15/13	50,000	51
Express Scripts, Inc., 5.25%, 6/15/12	250,000	262
Life Technologies Corp., 3.375%, 3/1/13	105,000	108
McKesson Corp., 3.25%, 3/1/16	110,000	111
Medtronic, Inc., 3.00%, 3/15/15	250,000	257
Novartis Capital Corp., 2.90%, 4/24/15	250,000	256
Sanofi-Aventis SA, 1.625%, 3/28/14	400,000	399

Corporate Bonds (37.3%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Stryker Corp., 3.00%, 1/15/15	135,000	138
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	250,000	260

Total		1,842

Independent Finance (0.3%)
General Electric Capital Corp., 5.25%, 10/19/12	25,000	27
Hyundai Capital Services, Inc., 4.375%, 7/27/16 144A	345,000	347
Nissan Motor Acceptance Corp., 3.25%, 1/30/13 144A	65,000	66
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	30,000	31

Total		471

Information/Data Technology (0.6%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	255
Microsoft Corp., 2.50%, 2/8/16	325,000	325
Xerox Corp., 4.25%, 2/15/15	250,000	263

Total		843

Life Insurance (0.7%)
American International Group, Inc., 3.65%, 1/15/14	115,000	117
Metropolitan Life Global Funding I, 2.50%, 1/11/13 144A	250,000	254
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	248
Prudential Financial, Inc., 4.75%, 9/17/15	250,000	266

Total		885

Machinery (0.7%)
Caterpillar Financial Services Corp., 1.90%, 12/17/12	180,000	183
Caterpillar Financial Services Corp., 2.65%, 4/1/16	200,000	198
John Deere Capital Corp., 1.60%, 3/3/14	320,000	320
John Deere Capital Corp., 4.95%, 12/17/12	250,000	267

Total		968

Short-Term Bond Portfolio

	Corporate Bonds (37.3%)	Shares/ $ Par	Value $ (000’s)

	Metals/Mining (0.8%)
	Anglo American Capital PLC, 2.15%, 9/27/13 144A	300,000	303
	ArcelorMittal, 5.375%, 6/1/13	250,000	266
	Rio Tinto Alcan, Inc., 4.875%, 9/15/12	250,000	263
	Steel Dynamics, Inc., 7.375%, 11/1/12	250,000	266

	Total		1,098

	Oil and Gas (2.1%)
	BP Capital Markets PLC, 3.125%, 10/1/15	385,000	387
	Cenovus Energy, Inc., 4.50%, 9/15/14	250,000	268
	Devon Financing Corp. ULC, 6.875%, 9/30/11	250,000	258
	Encana Corp., 4.75%, 10/15/13	250,000	269
	Ensco PLC, 3.25%, 3/15/16	400,000	399
	EOG Resources, Inc., 2.95%, 6/1/15	450,000	454
	Marathon Petroleum Corp., 3.50%, 3/1/16 144A	100,000	100
	Occidental Petroleum Corp., 2.50%, 2/1/16	400,000	396
	XTO Energy, Inc., 4.90%, 2/1/14	250,000	273

	Total		2,804

	Other Finance (0.7%)
	American Express Credit Corp., 2.75%, 9/15/15	200,000	197
	American Express Credit Corp., 5.125%, 8/25/14	215,000	232
	USAA Capital Corp., 2.24%, 3/30/12	500,000	506

	Total		935

	Other Holdings (3.3%)
(f)	Australia Treasury Bill, 0.00%, 9/9/11	520,000	527
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	675,000	469
(f)	Canadian Treasury Bill, 0.00%, 7/21/11	1,705,000	1,753
(f)	Mexico Cetes, 0.00%, 4/7/11	197,700,000	1,661
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	250,000	154

	Total		4,564

Corporate Bonds (37.3%)	Shares/ $ Par	Value $ (000’s)

Property and Casualty Insurance (0.3%)
ACE INA Holdings, Inc., 2.60%, 11/23/15	450,000	437

Total		437

Real Estate Investment Trusts (1.5%)
Duke Realty LP, 5.625%, 8/15/11	250,000	254
HCP, Inc., 3.75%, 2/1/16	225,000	226
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	287
Simon Property Group LP, 6.75%, 5/15/14	250,000	279
Vornado Realty LP, 4.25%, 4/1/15	235,000	241
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	250,000	286
World Financial Properties Tower B Corp., 6.91%, 9/1/13 144A	503,394	530

Total		2,103

Retail Stores (0.5%)
Lowe’s Cos., 5.00%, 10/15/15	250,000	277
Nordstrom, Inc., 6.75%, 6/1/14	145,000	166
Staples, Inc., 7.75%, 4/1/11	250,000	250

Total		693

Telecommunications (0.9%)
America Movil SAB de CV, 3.625%, 3/30/15	215,000	221
Cellco Partnership/Verizon Wireless Captial LLC, 3.75%, 5/20/11	250,000	251
France Telecom SA, 4.375%, 7/8/14	250,000	269
Telecom Italia Capital SA, 4.95%, 9/30/14	250,000	260
Telefonica Emisiones SAU, 5.855%, 2/4/13	250,000	267

Total		1,268

Vehicle Parts (0.3%)
Johnson Controls, Inc., 1.75%, 3/1/14	410,000	408

Total		408

Total Corporate Bonds
(Cost: $50,612)		51,151

	Governments (44.5%)	Shares/ $ Par	Value $ (000’s)

	Governments (44.5%)
	Federal Home Loan Bank, 1.625%, 3/20/13	5,000,000	5,076
(e)	Federal National Mortgage Association, 1.50%, 2/16/21	2,000,000	2,001
	Federal National Mortgage Association, 3.875%, 7/12/13	5,000,000	5,325
(b)	US Treasury, 0.625%, 2/28/13	12,470,000	12,439
(b)	US Treasury, 1.25%, 2/15/14	36,125,000	36,147
	Total Governments
	(Cost: $60,553)		60,988

	Municipal Bonds (0.1%)

	Municipal Bonds (0.1%)
	State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	195

	Total Municipal Bonds
	(Cost: $195)		195

	Structured Products (15.9%)

	Structured Products (15.9%)
	Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A2, 4.161%, 12/10/42	314,045	316
	BCRR Trust, Series 2010-LEAF, Class 15A, 4.23%, 5/22/33 144A	124,295	124
	BCRR Trust, Series 2010-LEAF, Class 39A, 4.23%, 3/22/34 144A	39,543	40
	BCRR Trust, Series 2010-LEAF, Class 5A, 4.23%, 5/22/35 144A	500,000	503
	BCRR Trust, Series 2010-LEAF, Class 41A, 4.23%, 12/22/35 144A	500,000	500
	Bear Stears Commercial Mortgage Securities, Inc., Series 2007-PW17, Class AAB, 5.703%, 6/11/50	750,000	788
	FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	735,996	725

Short-Term Bond Portfolio

Structured Products (15.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.521%, 8/25/20 IO	2,547,607	233
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	32,058	33
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	65,258	66
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	289,087	309
Federal Home Loan Mortgage Corp., 5.00%, 8/1/40	2,762,107	2,886
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	1,487,291	1,609
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	300,969	329
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	287,689	329
Federal National Mortgage Association, 5.00%, 5/1/20	775,128	829
Federal National Mortgage Association, 6.00%, 8/1/22	630,217	688
Federal National Mortgage Association, 6.50%, 8/1/37	925,371	1,038
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	928,000	989
GMAC Mortgage Corp. Loan Trust, Series 2010-1, Class A, 4.25%, 7/25/40 144A	245,584	248
John Deere Owner Trust, Series 2008-A, Class A4, 4.89%, 3/16/15	733,644	740
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A3, 4.719%, 1/15/38	1,490,000	1,575
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2, 4.064%, 9/15/27	40,016	40
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29	425,000	452

	Structured Products (15.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Lehman Large Loan, Series 1997-LLI, Class E, 7.30%, 10/12/34	1,000,000	1,021
	Louisiana Public Facilities Authority, Series 2008, Class A2, 5.75%, 2/1/19	75,000	83
	MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	84,105	87
	Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A4, 5.619%, 7/12/34	969,666	999
	Steiner Properties LLC, Series 1997-1, Class A, 7.482%, 3/31/12 144A	115,634	117
	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.370%, 10/25/46	986,423	977
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, .380%, 6/25/37	481,702	476
	USAA Auto Owner Trust, Series 2008-2, Class A4, 5.16%, 11/15/13	1,000,000	1,027
	Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	1,000,000	1,061
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	155,562	157
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-3, Class A, 4.75%, 4/25/19	308,391	314
	Total Structured Products
	(Cost: $21,248)		21,708

	Short-Term Investments (1.9%)

	Energy (0.7%)
(b)	Sempra Global, 0.28%, 4/4/11	1,000,000	1,000

	Total		1,000

	Federal Government & Agencies (0.5%)
(b)	Federal Home Loan Bank, 0.11%, 4/27/11	300,000	300
(b)	Federal Home Loan Bank, 0.16%, 4/29/11	300,000	300

	Total		600

	Short-Term Investments (1.9%)	Shares/ $ Par	Value $(000’s)

	Oil and Gas (0.7%)
(b)	Devon Energy Corp., 0.20%, 4/1/11	1,000,000	1,000

	Total		1,000

	Total Short-Term Investments
	(Cost: $2,600)		2,600

	Total Investments (99.7%)
	(Cost: $135,208)(a)		136,642

	Other Assets, Less
	Liabilities (0.3%)		370

	Net Assets (100.0%)		137,012

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011 the value of these securities (in thousands) was $18,740 representing 13.7% of the net assets.

IO — Interest Only Security

GO — General Obligation

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $135,208 and the net unrealized appreciation of investments based on that cost was $1,434 which is comprised of $1,780 aggregate gross unrealized appreciation and $346 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2011, $26,058)	223	6/11	$14
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2011, $7,631)	64	6/11	13
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2011, $16,165)	74	6/11	(24)

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond - par value is foreign denominated.

(h)	Forward foreign currency contracts outstanding on March 31, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	AUD	390	9/11	$-	$(5)	$(5)
Sell	Barclays Bank PLC	BRL	262	6/11	1	-	1
Sell	Barclays Bank PLC	MXN	19,600	4/11	-	(50)	(50)

					$1	$(55)	$(54)

AUD — Australian Dollar

BRL — Brazilian Real

MXN — Mexican New Peso

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Short-Term Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$60,988	$-
Foreign Bonds	-	4,564	-
Municipal Bonds	-	195	-
Corporate Bonds	-	46,587	-
Structured Products	-	21,708	-
Short-Term Investments	-	2,600	-
Other Financial Instruments^
Futures	27	-	-
Forward Currency Contracts	-	1	-
Liabilities:
Other Financial Instruments^
Futures	(24)	-	-
Forward Currency Contracts	-	(55)	-
Total	$3	$136,588	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Select Bond Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.7%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	740,000	831
Boeing Capital Corp., 5.80%, 1/15/13	240,000	260
The Boeing Co., 1.875%, 11/20/12	510,000	519
General Dynamics Corp., 1.80%, 7/15/11	415,000	417
Goodrich Corp., 4.875%, 3/1/20	250,000	260
L-3 Communications Corp., 5.20%, 10/15/19	75,000	78
L-3 Communications Corp., 6.375%, 10/15/15	2,820,000	2,905
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,162
Lockheed Martin Corp., 6.15%, 9/1/36	235,000	256
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	606
Meccanica Holdings USA, 6.25%, 7/15/19 144A	615,000	645
Meccanica Holdings USA, 6.25%, 1/15/40 144A	650,000	600
Northrop Grumman Corp., 3.50%, 3/15/21	1,765,000	1,636

Total		10,175

Auto Manufacturing (0.5%)
American Honda Finance Corp., 2.50%, 9/21/15 144A	1,205,000	1,184
American Honda Finance Corp., 3.50%, 3/16/15 144A	810,000	832
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	2,080,000	2,065
Ford Motor Co., 7.45%, 7/16/31	1,180,000	1,278
PACCAR Financial Corp., 1.95%, 12/17/12	690,000	701
PACCAR, Inc., 6.875%, 2/15/14	315,000	359
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	1,075,000	1,059

Total		7,478

Banking (9.4%)
ABN Amro Bank NV, 2.071%, 1/30/14 144A	8,500,000	8,505
Ameriprise Financial, Inc., 5.30%, 3/15/20	85,000	90
Bank of America Corp., 3.625%, 3/17/16	885,000	873

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Bank of America Corp., 5.625%, 7/1/20	730,000	749
Bank of America Corp., 5.75%, 12/1/17	985,000	1,038
Bank of America Corp., 6.00%, 9/1/17	990,000	1,061
Bank of New York Mellon Corp., 2.50%, 1/15/16	210,000	209
Barclays Bank PLC, 2.50%, 9/21/15 144A	4,500,000	4,365
Barclays Bank PLC, 5.00%, 9/22/16	125,000	133
Barclays Bank PLC, 6.05%, 12/4/17 144A	170,000	177
BNP Paribas, 7.195%, 12/31/49 144A	200,000	192
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	9,400,000	9,033
Canadian Imperial Bank of Commerce, 2.60%, 7/2/15 144A	3,470,000	3,489
Cie de Financement Foncier, 2.50%, 9/16/15 144A	3,000,000	2,905
Citigroup, Inc., 4.75%, 5/19/15	3,420,000	3,585
Citigroup, Inc., 6.125%, 11/21/17	2,075,000	2,261
Citigroup, Inc., 6.125%, 5/15/18	605,000	660
Countrywide Financial Corp., 5.80%, 6/7/12	575,000	605
Credit Agricole SA/London, 6.637%, 12/31/49 144A	220,000	197
Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	85,000	82
Credit Suisse of New York, 4.375%, 8/5/20	2,280,000	2,227
DnB NOR Boligkreditt, 2.10%, 10/14/15 144A	6,680,000	6,465
DnB NOR Boligkreditt, 2.90%, 3/29/16 144A	3,000,000	2,982
Eksportfinans ASA, 2.00%, 9/15/15	6,000,000	5,869
The Goldman Sachs Group, Inc., 3.70%, 8/1/15	380,000	383
The Goldman Sachs Group, Inc., 5.75%, 10/1/16	390,000	424
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	120,000	129
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,115,000	1,209

	Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	The Goldman Sachs Group, Inc., 6.25%, 9/1/17	65,000	71
	HSBC Bank PLC, 4.75%, 1/19/21 144A	30,000	30
	HSBC Capital Funding LP, 4.61%, 12/31/49 144A	570,000	552
	HSBC Holdings PLC, 5.10%, 4/5/21	2,035,000	2,045
	JPMorgan Chase & Co., 3.45%, 3/1/16	2,340,000	2,332
	JPMorgan Chase & Co., 4.25%, 10/15/20	3,920,000	3,746
	JPMorgan Chase & Co., 6.00%, 1/15/18	720,000	789
	KeyCorp, 5.10%, 3/24/21	655,000	651
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	99
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	126
	Lloyds TSB Bank PLC, 2.653%, 1/24/14	5,000,000	5,126
	Merrill Lynch & Co., 6.22%, 9/15/26	240,000	239
	Merrill Lynch & Co., 6.40%, 8/28/17	3,110,000	3,390
	Morgan Stanley, 3.45%, 11/2/15	1,770,000	1,740
	Morgan Stanley, 5.55%, 4/27/17	800,000	841
	Morgan Stanley, 5.95%, 12/28/17	2,380,000	2,556
	Morgan Stanley, 7.30%, 5/13/19	710,000	799
	National Australia Bank, Ltd., 2.75%, 9/28/15 144A	1,775,000	1,745
	Nationwide Building Society, 2.50%, 8/17/12 144A	5,575,000	5,704
	Nordea Bank AB, 4.875%, 1/27/20 144A	440,000	450
	Nordea Bank AB, 4.875%, 1/14/21 144A	255,000	259
	The Northern Trust Co., 5.85%, 11/9/17	250,000	277
	PNC Funding Corp., 4.375%, 8/11/20	1,680,000	1,672
	Regions Financial Corp., 5.75%, 6/15/15	930,000	947
	The Royal Bank of Scotland PLC, 6.125%, 1/11/21	1,735,000	1,784

Select Bond Portfolio

	Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	1,240,000	1,199
	Sparebanken 1 Boligkreditt, 1.25%, 10/25/13 144A	6,300,000	6,235
	State Street Corp., 2.875%, 3/7/16	1,755,000	1,743
	SunTrust Banks, Inc., 6.00%, 9/11/17	570,000	628
(b)	Swedbank AB, 2.90%, 1/14/13 144A	11,000,000	11,294
	The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	1,775,000	1,754
	U.S. Bancorp, 3.442%, 2/1/16	1,650,000	1,645
	U.S. Bancorp, 4.20%, 5/15/14	400,000	426
	UBS Preferred Funding Trust V, 6.243%, 12/31/49	170,000	168
	USB Capital XIII Trust, 6.625%, 12/15/39	415,000	434
	Wachovia Corp., 5.75%, 2/1/18	280,000	308
(d)	Washington Mutual Bank, 6.75%, 5/20/36	520,000	1
(d)	Washington Mutual Bank, 6.875%, 6/15/11	505,000	1
	Wells Fargo & Co., 3.676%, 6/15/16	3,710,000	3,732
	Wells Fargo & Co., 4.60%, 4/1/21	1,085,000	1,073
	Wells Fargo & Co., 7.98%, 12/31/49	250,000	274
	Westpac Banking Corp., 3.00%, 8/4/15	1,015,000	1,012

	Total		129,794

	Beverage/Bottling (0.6%)
	Anheuser-Busch Cos., 4.50%, 4/1/18	40,000	41
	Anheuser-Busch Cos., 5.75%, 4/1/36	200,000	206
	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	1,180,000	1,266
	Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,260,000	1,714
	The Coca-Cola Co., 3.15%, 11/15/20	1,170,000	1,089
	Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,276
	Dr. Pepper Snapple Group, Inc., 2.35%, 12/21/12	630,000	642
	Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	510,000	627
	PepsiCo, Inc., 3.125%, 11/1/20	1,590,000	1,466

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
PepsiCo, Inc., 7.90%, 11/1/18	345,000	438

Total		8,765

Cable/Media/Broadcasting/Satellite (1.3%)
Comcast Corp., 5.875%, 2/15/18	800,000	882
Comcast Corp., 6.95%, 8/15/37	1,675,000	1,824
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	1,170,000	1,172
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.875%, 10/1/19	1,710,000	1,849
Gannett Co., Inc., 6.375%, 9/1/15 144A	320,000	333
Gannett Co., Inc., 7.125%, 9/1/18 144A	400,000	401
Historic TW, Inc., 6.625%, 5/15/29	880,000	938
Historic TW, Inc., 6.875%, 6/15/18	180,000	207
NBCUniveral Media LLC, 2.875%, 4/1/16 144A	2,975,000	2,906
News America, Inc., 4.50%, 2/15/21 144A	1,770,000	1,734
News America, Inc., 6.90%, 8/15/39	170,000	185
TCI Communications, Inc., 8.75%, 8/1/15	735,000	892
Time Warner Cable, Inc., 4.125%, 2/15/21	595,000	556
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	916
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	851
Time Warner, Inc., 4.75%, 3/29/21	1,160,000	1,152
Time Warner, Inc., 6.25%, 3/29/41	930,000	924

Total		17,722

Conglomerate/Diversified Manufacturing (0.5%)
The Dow Chemical Co., 7.60%, 5/15/14	770,000	890
E.I. du Pont de Nemours & Co., 2.75%, 4/1/16	1,390,000	1,381
E.I. du Pont de Nemours & Co., 3.625%, 1/15/21	295,000	280
Eastman Chemical Co., 7.25%, 1/15/24	110,000	128
Honeywell International, Inc., 5.30%, 3/1/18	1,165,000	1,290
Monsanto Co., 5.125%, 4/15/18	55,000	60
Potash Corp. of Saskatchewan, Inc., 3.25%, 12/1/17	1,105,000	1,080

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Conglomerate/Diversified Manufacturing continued
PPG Industries, Inc., 3.60%, 11/15/20	350,000	330
United Technologies Corp., 5.375%, 12/15/17	1,745,000	1,962

Total		7,401

Consumer Products (0.4%)
Colgate-Palmolive Co., 2.95%, 11/1/20	695,000	646
Colgate-Palmolive Co., 4.20%, 5/15/13	700,000	744
Fortune Brands, Inc., 5.375%, 1/15/16	1,485,000	1,577
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	492
Unilever Capital Corp., 2.75%, 2/10/16	1,650,000	1,657

Total		5,116

Containers (0.2%)
Ball Corp., 5.75%, 5/15/21	1,340,000	1,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	615,000	620
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	670,000	687

Total		2,620

Electric Utilities (2.3%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	622
Alabama Power Co., 3.375%, 10/1/20	630,000	594
Ameren Corp., 8.875%, 5/15/14	350,000	403
Appalachian Power Co., 4.60%, 3/30/21	1,180,000	1,163
Arizona Public Service Co., 8.75%, 3/1/19	115,000	145
Bruce Mansfield Unit, 6.85%, 6/1/34	407,159	427
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	350
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	421
CMS Energy Corp., 4.25%, 9/30/15	870,000	872
Commonwealth Edison Co., 4.00%, 8/1/20	565,000	546
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	101
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	157
Connecticut Light & Power Co., 5.65%, 5/1/18	160,000	178

Select Bond Portfolio

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,091
The Detroit Edison Co., 3.45%, 10/1/20	635,000	598
The Detroit Edison Co., 5.45%, 2/15/35	105,000	105
DTE Energy Co., 6.375%, 4/15/33	415,000	433
Duke Energy Corp., 6.25%, 6/15/18	50,000	57
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,180,000	1,139
Duke Energy Ohio, Inc., 2.10%, 6/15/13	485,000	494
Entergy Louisiana LLC, 6.50%, 9/1/18	385,000	437
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	656
Exelon Generation Co. LLC, 6.20%, 10/1/17	455,000	504
Florida Power Corp., 4.80%, 3/1/13	100,000	106
Indiana Michigan Power Co., 5.05%, 11/15/14	1,560,000	1,652
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	326,240	334
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	659
Nevada Power Co., 5.95%, 3/15/16	165,000	184
Nevada Power Co., 6.50%, 4/15/12	750,000	792
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,321
NSTAR, 4.50%, 11/15/19	55,000	56
NV Energy, Inc., 6.25%, 11/15/20	535,000	544
Ohio Edison Co., 6.875%, 7/15/36	130,000	141
Pacific Gas & Electric Co., 3.50%, 10/1/20	580,000	538
Pacific Gas & Electric Co., 4.80%, 3/1/14	650,000	698
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	333
PacifiCorp, 5.45%, 9/15/13	1,510,000	1,650
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	194
PPL Energy Supply LLC, 6.50%, 5/1/18	145,000	162
Public Service Co. of Colorado, 3.20%, 11/15/20	785,000	730
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	565
Public Service Electric & Gas Co., 3.50%, 8/15/20	685,000	651
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	1,058

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Puget Sound Energy, Inc., 6.274%, 3/15/37	370,000	400
San Diego Gas & Electric Co., 4.50%, 8/15/40	685,000	607
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	190
Sempra Energy, 6.15%, 6/15/18	215,000	241
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	287
Southern California Edison Co., 5.00%, 1/15/16	1,005,000	1,099
Tampa Electric Co., 5.40%, 5/15/21 144A	700,000	759
Tampa Electric Co., 6.10%, 5/15/18	1,420,000	1,609
The Toledo Edison Co., 6.15%, 5/15/37	490,000	503
Union Electric Co., 6.40%, 6/15/17	140,000	159
Union Electric Co., 6.70%, 2/1/19	195,000	225
Virginia Electric & Power Co., 3.45%, 9/1/22	1,550,000	1,412
Virginia Electric & Power Co., 5.40%, 4/30/18	60,000	66

Total		31,418

Electronics (0.5%)
Broadcom Corp., 2.375%, 11/1/15 144A	720,000	696
Cisco Systems, Inc., 3.15%, 3/14/17	2,145,000	2,134
Hewlett-Packard Co., 2.125%, 9/13/15	1,430,000	1,402
International Business Machines Corp., 2.00%, 1/5/16	2,380,000	2,316
International Business Machines Corp., 5.60%, 11/30/39	770,000	805

Total		7,353

Food Processors (0.5%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	335,000	339
Archer-Daniels-Midland Co., 5.765%, 3/1/41	415,000	425
General Mills, Inc., 5.25%, 8/15/13	190,000	206
General Mills, Inc., 5.70%, 2/15/17	890,000	999
Kellogg Co., 4.00%, 12/15/20	605,000	592
Kraft Foods, Inc., 6.125%, 2/1/18	1,015,000	1,135
Kraft Foods, Inc., 6.50%, 8/11/17	1,250,000	1,425
Mead Johnson Nutrition Co., 4.90%, 11/1/19	960,000	994

Total		6,115

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines (0.7%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	133
DCP Midstream LLC, 5.35%, 3/15/20 144A	180,000	187
El Paso Corp., 7.00%, 6/15/17	420,000	470
El Paso Natural Gas Co., 5.95%, 4/15/17	160,000	176
Energy Transfer Partners LP, 6.70%, 7/1/18	325,000	368
Enterprise Products Operating LLC, 3.20%, 2/1/16	1,760,000	1,749
Enterprise Products Operating LLC, 6.65%, 4/15/18	1,000,000	1,139
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	165,000	182
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	205
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	1,430,000	1,477
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	508
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	1,115,000	1,209
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	680,000	701
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	220,000	247
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	195
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	170,000	202
Williams Partners LP, 5.25%, 3/15/20	190,000	198

Total		9,346

Health Care/Pharmaceuticals (0.9%)
Becton, Dickinson & Co., 3.25%, 11/12/20	715,000	667
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	479
Johnson & Johnson, 5.55%, 8/15/17	700,000	803
Johnson & Johnson, 5.85%, 7/15/38	735,000	818
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,050,000	1,224
Medtronic, Inc., 2.625%, 3/15/16	910,000	901
Merck & Co., 3.875%, 1/15/21	1,275,000	1,248

Select Bond Portfolio

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Merck & Co., 4.75%, 3/1/15	500,000	547
Merck & Co., 5.75%, 11/15/36	450,000	483
Merck & Co., 6.40%, 3/1/28	125,000	146
Pfizer, Inc., 5.35%, 3/15/15	450,000	502
Roche Holdings, Inc., 6.00%, 3/1/19 144A	1,770,000	2,006
Sanofi-Aventis SA, 2.625%, 3/29/16	1,750,000	1,735
Wyeth, 5.50%, 2/15/16	35,000	39
Wyeth, 5.95%, 4/1/37	835,000	893

Total		12,491

Independent Finance (0.5%)
American International Group, Inc., 5.60%, 10/18/16	635,000	659
American International Group, Inc., 6.40%, 12/15/20	1,385,000	1,476
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	3,930
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,180,000	1,268

Total		7,333

Information/Data Technology (0.4%)
Adobe Systems, Inc., 3.25%, 2/1/15	470,000	480
Microsoft Corp., 2.50%, 2/8/16	1,155,000	1,154
Oracle Corp., 3.875%, 7/15/20 144A	1,190,000	1,170
SAIC, Inc., 4.45%, 12/1/20 144A	590,000	594
SAIC, Inc., 5.95%, 12/1/40 144A	1,180,000	1,218
Symantec Corp., 2.75%, 9/15/15	535,000	520
Xerox Corp., 4.25%, 2/15/15	400,000	421

Total		5,557

Life Insurance (0.6%)
MassMutual Global Funding II, 2.30%, 9/28/15 144A	1,250,000	1,210
MetLife, Inc., 4.75%, 2/8/21	1,160,000	1,163
Metropolitan Life Global Funding I, 2.50%, 9/29/15 144A	875,000	852
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	465,000	461
Prudential Financial, Inc., 3.625%, 9/17/12	170,000	175

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Life Insurance continued
Prudential Financial, Inc., 4.50%, 11/15/20	1,175,000	1,151
Prudential Financial, Inc., 5.375%, 6/21/20	420,000	437
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	142
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	1,665,000	1,877
The Travelers Cos., Inc., 3.90%, 11/1/20	800,000	758
UnitedHealth Group, Inc., 4.70%, 2/15/21	595,000	602

Total		8,828

Machinery (0.2%)
Caterpillar Financial Services Corp., 5.45%, 4/15/18	560,000	623
Caterpillar Financial Services Corp., 5.85%, 9/1/17	800,000	912
John Deere Capital Corp., 5.50%, 4/13/17	850,000	948

Total		2,483

Metals/Mining (0.4%)
ArcelorMittal, 5.375%, 6/1/13	125,000	133
ArcelorMittal, 5.50%, 3/1/21	1,545,000	1,522
ArcelorMittal USA, Inc., 6.50%, 4/15/14	100,000	110
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	446
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	130,000	136
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	585,000	645
Rio Tinto Finance USA, Ltd., 1.875%, 11/2/15	795,000	765
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	296
Southern Copper Corp., 5.375%, 4/16/20	80,000	81
Vale Overseas, Ltd., 5.625%, 9/15/19	1,620,000	1,697

Total		5,831

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 6.40%, 3/15/18	205,000	229
Praxair, Inc., 4.05%, 3/15/21	1,055,000	1,055

Total		1,284

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas (1.6%)
BP Capital Markets PLC, 4.742%, 3/11/21	2,995,000	3,001
BP Capital Markets PLC, 4.75%, 3/10/19	1,975,000	2,055
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	145
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	274
Chesapeake Energy Corp., 6.125%, 2/15/21	1,128,000	1,165
ConocoPhillips, 6.00%, 1/15/20	1,770,000	2,032
Devon Energy Corp., 6.30%, 1/15/19	500,000	586
Encana Corp., 6.50%, 8/15/34	490,000	524
Encana Corp., 6.50%, 2/1/38	325,000	348
Encana Corp., 6.625%, 8/15/37	340,000	367
Ensco PLC, 4.70%, 3/15/21	880,000	873
EOG Resources, Inc., 4.10%, 2/1/21	735,000	712
EOG Resources, Inc., 4.40%, 6/1/20	340,000	341
EOG Resources, Inc., 5.625%, 6/1/19	70,000	77
Hess Corp., 5.60%, 2/15/41	585,000	559
Husky Energy, Inc., 7.25%, 12/15/19	195,000	231
Marathon Oil Corp., 6.60%, 10/1/37	130,000	143
Nexen, Inc., 6.20%, 7/30/19	590,000	652
Noble Energy, Inc., 6.00%, 3/1/41	425,000	427
Occidental Petroleum Corp., 4.125%, 6/1/16	885,000	936
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	201
Petro-Canada, 5.95%, 5/15/35	580,000	585
Petro-Canada, 6.05%, 5/15/18	480,000	540
Shell International Finance BV, 4.30%, 9/22/19	1,135,000	1,169
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	237
Talisman Energy, Inc., 3.75%, 2/1/21	1,055,000	981
Total Capital SA, 4.125%, 1/28/21	1,440,000	1,428
Valero Energy Corp., 6.125%, 2/1/20	585,000	633
XTO Energy, Inc., 6.50%, 12/15/18	750,000	905

Total		22,127

Select Bond Portfolio

	Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

	Other Finance (0.5%)
	American Express Co., 6.15%, 8/28/17	875,000	979
	American Express Credit Corp., 5.125%, 8/25/14	965,000	1,041
	CVS Pass-Through Trust, 6.036%, 12/10/28	862,500	888
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	1,085,000	1,063
	SLM Corp., 5.375%, 1/15/13	80,000	83
	SLM Corp., 5.375%, 5/15/14	445,000	462
	SLM Corp., 6.25%, 1/25/16	780,000	813
	USAA Capital Corp., 2.24%, 3/30/12	1,370,000	1,387

	Total		6,716

	Other Holdings (3.3%)
(f)	Australia Treasury Bill, 0.00%, 9/9/11	6,440,000	6,523
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	8,710,000	6,055
(b)(f)	Canadian Treasury Bill, 0.00%, 7/21/11	16,761,000	17,237
(b)(f)	Mexico Cetes, 0.00%, 4/7/11	16,809,000	14,120
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	3,665,000	2,251

	Total		46,186

	Other Services (0.1%)
	American Tower Corp., 4.625%, 4/1/15	295,000	306
	American Tower Corp., 7.00%, 10/15/17	300,000	337
	Republic Services, Inc., 5.25%, 11/15/21	515,000	539
	Waste Management, Inc., 4.60%, 3/1/21	655,000	655

	Total		1,837

	Property and Casualty Insurance (0.0%)
	ACE INA Holdings, Inc., 2.60%, 11/23/15	550,000	535

	Total		535

	Railroads (0.3%)
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	585,000	555
	Canadian National Railway Co., 5.85%, 11/15/17	120,000	136
	Canadian Pacific Railway Co., 4.45%, 3/15/23	530,000	512
	CSX Corp., 5.60%, 5/1/17	725,000	800
	Norfolk Southern Corp., 5.64%, 5/17/29	1,135,000	1,186

Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

Railroads continued
Union Pacific Corp., 4.00%, 2/1/21	340,000	334

Total		3,523

Real Estate Investment Trusts (0.7%)
Colonial Realty LP, 6.05%, 9/1/16	255,000	260
Developers Diversified Realty Corp., 4.75%, 4/15/18	2,050,000	1,996
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,102
ERP Operating LP, 5.125%, 3/15/16	555,000	596
HCP, Inc., 3.75%, 2/1/16	280,000	281
HCP, Inc., 6.00%, 1/30/17	290,000	313
HCP, Inc., 6.70%, 1/30/18	170,000	188
Health Care REIT, Inc., 3.625%, 3/15/16	440,000	436
Health Care REIT, Inc., 5.25%, 1/15/22	950,000	927
Simon Property Group LP, 5.65%, 2/1/20	380,000	409
Vornado Realty LP, 4.25%, 4/1/15	2,225,000	2,278
WEA Finance LLC, 7.125%, 4/15/18 144A	305,000	354
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	85,000	97

Total		9,237

Restaurants (0.1%)
Darden Restaurants, Inc., 6.20%, 10/15/17	540,000	597

Total		597

Retail Food and Drug (0.4%)
CVS Caremark Corp., 6.25%, 6/1/27	1,475,000	1,615
Delhaize Group, 6.50%, 6/15/17	570,000	641
The Kroger Co., 7.50%, 4/1/31	735,000	878
Safeway, Inc., 6.35%, 8/15/17	1,770,000	1,979

Total		5,113

Retail Stores (0.4%)
The Home Depot, Inc., 5.875%, 12/16/36	585,000	581
Lowe’s Cos., Inc., 5.80%, 4/15/40	450,000	465
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	590,000	634
Nordstrom, Inc., 6.25%, 1/15/18	330,000	378
Nordstrom, Inc., 7.00%, 1/15/38	225,000	267
QVC, Inc., 7.375%, 10/15/20 144A	600,000	625
Target Corp., 6.50%, 10/15/37	405,000	455

	Corporate Bonds (29.5%)	Shares/ $ Par	Value $ (000’s)

	Retail Stores continued
	Wal-Mart Stores, Inc., 3.25%, 10/25/20	295,000	276
	Wal-Mart Stores, Inc., 3.625%, 7/8/20	390,000	377
	Wal-Mart Stores, Inc., 4.875%, 7/8/40	860,000	785
	Wal-Mart Stores, Inc., 5.00%, 10/25/40	755,000	702

	Total		5,545

	Telecommunications (1.2%)
	America Movil SAB de CV, 5.00%, 3/30/20	1,525,000	1,572
	AT&T Corp., 8.00%, 11/15/31	1,470,000	1,842
	AT&T Mobility LLC, 7.125%, 12/15/31	1,535,000	1,785
	AT&T, Inc., 2.50%, 8/15/15	410,000	407
	AT&T, Inc., 6.30%, 1/15/38	2,225,000	2,243
	Qwest Corp., 6.50%, 6/1/17	920,000	1,015
	Qwest Corp., 8.375%, 5/1/16	155,000	184
	Rogers Communications, Inc., 6.375%, 3/1/14	625,000	701
	Telefonica Emisiones SAU, 3.729%, 4/27/15	855,000	863
(b)	Verizon Communications, Inc., 5.85%, 9/15/35	3,135,000	3,120
	Verizon Communications, Inc., 6.25%, 4/1/37	425,000	435
	Verizon Communications, Inc., 6.35%, 4/1/19	1,180,000	1,342
	Vodafone Group PLC, 5.375%, 1/30/15	40,000	44
	Windstream Corp., 7.75%, 10/15/20	890,000	914

	Total		16,467

	Tobacco (0.1%)
	Altria Group, Inc., 9.95%, 11/10/38	1,045,000	1,458

	Total		1,458

	Transportation Services (0.1%)
	United Parcel Service, Inc., 3.125%, 1/15/21	1,070,000	991

	Total		991

	Total Corporate Bonds
	(Cost: $399,403)		407,442

	Governments (15.5%)

	Governments (15.5%)
	Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,155
	Overseas Private Investment, 4.10%, 11/15/14	1,153,680	1,215

Select Bond Portfolio

	Governments (15.5%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	3,600,000	3,741
	US Department of Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,075
	US Department of Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,203
(g)	US Treasury, 1.25%, 2/15/14	19,650,000	19,662
	US Treasury, 1.25%, 3/15/14	6,800,000	6,798
(g)	US Treasury, 1.375%, 11/30/15	15,905,000	15,402
(g)	US Treasury, 2.125%, 12/31/15	31,025,000	31,032
	US Treasury, 2.125%, 2/29/16	9,450,000	9,420
	US Treasury, 2.625%, 8/15/20	10,500,000	9,850
(g)	US Treasury, 2.625%, 11/15/20	10,125,000	9,448
(b)	US Treasury, 2.75%, 2/15/19	31,867,000	31,138
	US Treasury, 3.00%, 9/30/16	2,278,000	2,346
(b)	US Treasury, 3.625%, 2/15/21	14,160,000	14,361
(g)	US Treasury, 3.875%, 8/15/40	21,740,000	19,454
	US Treasury, 4.25%, 11/15/40	6,660,000	6,370
	US Treasury, 5.375%, 2/15/31	4,500,000	5,146
	US Treasury, 5.50%, 8/15/28	8,317,000	9,630
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	4,255,762	4,450
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	4,247,475	4,878

	Total Governments
	(Cost: $214,237)		213,774

	Municipal Bonds (1.5%)

	Municipal Bonds (1.5%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,930,000	1,670
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,525,000	1,361

Municipal Bonds (1.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	500,000	517
The City of New York, Series C-1, 5.517%, 10/1/37 GO	870,000	819
Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB	1,170,000	1,177
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,740,000	1,537
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,755,000	1,831
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	290,000	271
The Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	269
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	285,000	291
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	623
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	3,970,000	3,596
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	775,000	858
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	640,000	607
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	170,000	168
State of California, Series 2009, 7.55%, 4/1/39 GO	950,000	1,033
State of California, Series 2010, 7.60%, 11/1/40 GO	555,000	607
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,970,000	1,965
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	522,000	463

	Municipal Bonds (1.5%)	Shares/ $ Par	Value $ (000’s)

	Municipal Bonds continued
	University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	1,230,000	1,208

	Total Municipal Bonds
	(Cost: $21,793)		20,871

	Structured Products (51.6%)

	Structured Products (51.6%)
(b)	AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	15,910,000	17,596
	Asset Securitization Corp., Series 1997-D5, Class PS1, 1.453%, 2/14/43 IO	22,518,082	505
	Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,326,961	1,023
	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,616,025	1,230
	Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.309%, 1/25/37	720,908	371
	Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.339%, 5/25/37	987,824	597
	Bear Stearns Commercial Mortgage Securities Trust, Series 2002-PBW1, Class B, 4.87%, 11/11/35	1,900,000	1,954
	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/13/50	3,871,000	3,982
	CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	1,730,000	1,919
	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.698%, 12/10/49	5,502,000	5,953
	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	573,861	585
	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	513,257	519

Select Bond Portfolio

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,490,000	1,584
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	1,937,819	1,724
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	1,822,923	1,622
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.093%, 2/15/31 IO	9,480,736	293
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.539%, 10/15/30 IO 144A	6,036,346	144
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	8,647,949	8,518
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.521%, 8/25/20 IO	27,103,101	2,476
Federal Home Loan Mortgage Corp., Series K009, Class A2, 3.808%, 8/25/20	6,700,000	6,549
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	776,530	811
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	7,866,699	7,735
Federal Home Loan Mortgage Corp., Series K010, Class A2, 4.333%, 10/25/20	5,695,000	5,739
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	943,472	998
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	2,255,749	2,380
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,242,587	1,307
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	2,324,579	2,350
Federal Home Loan Mortgage Corp., 4.50%, 2/1/39	54,775	56

	Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
(b)	Federal Home Loan Mortgage Corp., 4.50%, 3/1/40	14,851,624	15,110
	Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	14,950,116	15,210
	Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,432,987	1,461
	Federal Home Loan Mortgage Corp., 4.50%, 10/1/40	13,338,699	13,571
	Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	2,917,020	2,970
	Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	1,422,729	1,525
	Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	250,280	269
	Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	941,443	1,010
	Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	879,041	940
	Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	340,264	362
	Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	4,246,865	4,457
	Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	1,629,055	1,710
(b)	Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	14,101,148	14,795
	Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	169,215	177
	Federal Home Loan Mortgage Corp., 5.00%, 12/1/39	1,582,719	1,659
	Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	7,807,485	8,159
	Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	3,656,258	3,821
	Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	388,276	422
	Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,176,080	1,282
	Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	261,654	285
	Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,694,221	1,847

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	523,630	566
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	1,404,675	1,518
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	1,325,214	1,421
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	3,856,833	4,139
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	3,687,576	3,958
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	3,624,533	3,875
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	736,247	770
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,534,941	1,677
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	997,124	1,085
Federal Home Loan Mortgage Corp. TBA, 3.50%, 4/1/26	5,000,000	5,015
Federal Home Loan Mortgage Corp. TBA, 4.00%, 5/1/26	12,000,000	12,294
Federal Home Loan Mortgage Corp. TBA, 4.00%, 4/1/41	32,000,000	31,420
Federal National Mortgage Association, 4.00%, 6/1/19	519,812	544
Federal National Mortgage Association, 4.50%, 6/1/19	3,242,299	3,431
Federal National Mortgage Association, 4.50%, 8/1/19	503,244	532
Federal National Mortgage Association, 4.50%, 12/1/19	302,457	320
Federal National Mortgage Association, 4.50%, 7/1/20	1,165,540	1,232
Federal National Mortgage Association, 4.50%, 9/1/20	1,797,813	1,898
Federal National Mortgage Association, 4.50%, 9/1/24	2,701,021	2,836
Federal National Mortgage Association, 5.00%, 3/1/20	1,110,061	1,192

Select Bond Portfolio

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 4/1/20	418,843	450
Federal National Mortgage Association, 5.00%, 5/1/20	4,556,849	4,880
Federal National Mortgage Association, 5.00%, 5/1/23	2,928,111	3,113
Federal National Mortgage Association, 5.00%, 3/1/34	414,553	437
Federal National Mortgage Association, 5.00%, 4/1/35	1,269,051	1,340
Federal National Mortgage Association, 5.00%, 7/1/35	2,416,164	2,552
Federal National Mortgage Association, 5.00%, 10/1/35	1,558,605	1,646
Federal National Mortgage Association, 5.00%, 2/1/38	1,376,967	1,443
Federal National Mortgage Association, 5.32%, 4/1/14	1,628,502	1,752
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	6,949,000	7,486
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	2,096
Federal National Mortgage Association, 5.50%, 4/1/21	849,764	926
Federal National Mortgage Association, 5.50%, 9/1/34	715,545	770
Federal National Mortgage Association, 5.50%, 3/1/35	2,878,098	3,106
Federal National Mortgage Association, 5.50%, 7/1/35	660,025	710
Federal National Mortgage Association, 5.50%, 8/1/35	1,444,764	1,555
Federal National Mortgage Association, 5.50%, 9/1/35	10,103,641	10,873
Federal National Mortgage Association, 5.50%, 10/1/35	2,613,313	2,812
Federal National Mortgage Association, 5.50%, 11/1/35	8,333,848	8,969
Federal National Mortgage Association, 5.50%, 1/1/36	5,668,674	6,101

Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 2/1/37	2,972,378	3,197
Federal National Mortgage Association, 5.50%, 3/1/37	1,015,032	1,092
Federal National Mortgage Association, 5.50%, 5/1/37	1,339,439	1,441
Federal National Mortgage Association, 5.50%, 6/1/37	248,339	267
Federal National Mortgage Association, 5.50%, 2/1/38	5,061,099	5,447
Federal National Mortgage Association, 5.50%, 3/1/38	465,678	501
Federal National Mortgage Association, 5.50%, 4/1/38	6,806,511	7,325
Federal National Mortgage Association, 5.50%, 5/1/38	9,486,691	10,210
Federal National Mortgage Association, 5.50%, 6/1/38	3,512,380	3,780
Federal National Mortgage Association, 5.50%, 7/1/38	507,475	546
Federal National Mortgage Association, 6.00%, 5/1/35	166,325	182
Federal National Mortgage Association, 6.00%, 6/1/35	26,286	29
Federal National Mortgage Association, 6.00%, 7/1/35	2,770,599	3,034
Federal National Mortgage Association, 6.00%, 10/1/35	659,539	722
Federal National Mortgage Association, 6.00%, 11/1/35	2,152,555	2,357
Federal National Mortgage Association, 6.00%, 6/1/36	2,292,500	2,509
Federal National Mortgage Association, 6.00%, 9/1/36	1,333,887	1,459
Federal National Mortgage Association, 6.00%, 1/1/37	8,501	9
Federal National Mortgage Association, 6.00%, 6/1/37	18,697	20
Federal National Mortgage Association, 6.00%, 10/1/37	8,914	10
Federal National Mortgage Association, 6.00%, 11/1/37	8,814,795	9,629

	Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal National Mortgage Association, 6.00%, 1/1/38	6,893,462	7,508
	Federal National Mortgage Association, 6.00%, 6/1/38	3,881,796	4,228
	Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	3,629,494	3,990
	Federal National Mortgage Association, 6.50%, 10/1/36	1,013,600	1,140
(b)	Federal National Mortgage Association, 6.50%, 7/1/37	9,159,893	10,299
	Federal National Mortgage Association, 6.50%, 9/1/37	3,964,154	4,467
	Federal National Mortgage Association, 6.75%, 4/25/18	488,386	519
	Federal National Mortgage Association TBA, 4.00%, 4/1/26	162,000,000	166,455
	Federal National Mortgage Association TBA, 4.50%, 5/1/41	39,500,000	40,062
	Federal National Mortgage Association TBA, 5.00%, 5/1/41	34,600,000	36,081
	Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	3,464,551	3,578
	Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	7,217,732	7,688
	Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	5,500,000	6,182
	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.80%, 11/15/17	5,000,000	5,265
	Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	600,000	635
	Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.052%, 7/12/38 144A	600,000	654
	Government National Mortgage Association, 5.50%, 10/15/31	30,384	33
	Government National Mortgage Association, 5.50%, 11/15/31	9,590	10
	Government National Mortgage Association, 5.50%, 12/15/31	88,824	98

Select Bond Portfolio

	Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Government National Mortgage Association, 5.50%, 1/15/32	422,804	461
	Government National Mortgage Association, 5.50%, 2/15/32	114,099	124
	Government National Mortgage Association, 5.50%, 3/15/32	99,525	109
	Government National Mortgage Association, 5.50%, 4/15/32	8,393	9
	Government National Mortgage Association, 5.50%, 7/15/32	14,834	16
	Government National Mortgage Association, 5.50%, 9/15/32	1,919,892	2,093
	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	307,000	324
(b)	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.664%, 3/18/51 144A	12,233,000	13,150
	Louisiana Public Facilities Authority, Series 2008, Class A2, 5.75%, 2/1/19	833,000	926
	Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,400,000	2,793
	Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	506,988	541
	MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	933,161	964
	MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	554,345	578
	Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.319%, 1/25/37	1,640,156	689
	Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	293,470	297
(b)	Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 6.001%, 8/12/45 144A	12,290,000	13,277
	Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	352,196	360

	Structured Products (51.6%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	359,946	288
	TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.339%, 3/25/37	905,749	864
	Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.359%, 3/25/37	1,295,673	1,249
	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.369%, 10/25/46	1,737,856	1,722
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.379%, 6/25/37	2,139,236	2,113
	Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.789%, 11/25/34	678,580	627
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	248,277	250
	Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	112,541	116
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	489,898	504
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	2,206,329	2,150
	Total Structured Products
	(Cost: $692,034)		713,554

	Short-Term Investments (28.6%)

	Autos (3.0%)
(b)	American Honda Finance Corp., 0.21%, 5/12/11	12,000,000	11,997
(b)	American Honda Finance Corp., 0.681%, 11/7/12 144A	8,000,000	7,981
(b)	Toyota Motor Credit Corp., 0.13%, 5/12/11	20,000,000	19,997

	Total		39,975

	Beverage/Bottling (0.6%)
(b)	PepsiCo, Inc., 0.16%, 5/9/11	8,000,000	7,999

	Total		7,999

	Short-Term Investments (28.6%)	Shares/ $ Par	Value $ (000’s)

	Commercial Banks Non-US (4.7%)
(b)	Barclays US Funding LLC, 0.16%, 4/5/11	3,500,000	3,500
(b)	Barclays US Funding LLC, 0.18%, 4/18/11	10,000,000	9,999
(b)	HSBC Finance Corp., 0.19%, 4/28/11	10,000,000	9,999
(b)	HSBC Finance Corp., 0.23%, 4/1/11	10,000,000	10,000
(b)	Rabobank USA Financial Corp., 0.24%, 7/5/11	10,000,000	9,994
(b)	Royal Bank of Canada, 0.17%, 4/18/11	20,000,000	19,998

	Total		63,490

	Commercial Banks US (0.7%)
(b)	Bank of America Corp., 0.15%, 4/12/11	10,000,000	10,000

	Total		10,000

	Consumer Products/Retailing (0.7%)
(b)	eBay, Inc., 0.15%, 4/13/11	10,000,000	10,000

	Total		10,000

	Electronics (1.4%)
(b)	International Business Machines Corp., 0.10%, 4/1/11	20,000,000	20,000

	Total		20,000

	Energy (1.4%)
(b)	Sempra Global, 0.28%, 4/4/11	20,000,000	20,000

	Total		20,000

	Federal Government & Agencies (0.2%)
(b)	Federal Home Loan Bank, 0.17%, 4/27/11	3,000,000	3,000

	Total		3,000

	Finance Services (2.2%)
(b)	Govco LLC, 0.20%, 4/20/11	10,000,000	9,999
(b)	Govco LLC, 0.20%, 5/2/11	10,000,000	9,998
	Merrill Lynch & Co., 0.504%, 11/1/11	10,000,000	9,993

	Total		29,990

	Machinery (2.5%)
(b)	Caterpillar Financial Services Corp., 0.16%, 4/1/11	20,000,000	20,000
(b)	John Deere Capital Corp., 0.17%, 4/20/11	5,000,000	4,999
(b)	John Deere Capital Corp., 0.18%, 4/27/11	10,000,000	9,999

	Total		34,998

	Miscellaneous Business Credit Institutions (2.2%)
(b)	General Electric Capital Corp., 0.17%, 5/16/11	10,000,000	9,998

Select Bond Portfolio

	Short-Term Investments (28.6%)	Shares/ $ Par	Value $ (000’s)

	Miscellaneous Business Credit Institutions continued
(b)	PACCAR Financial Corp., 0.16%, 4/21/11	15,000,000	14,999
(b)	PACCAR Financial Corp., 0.17%, 4/26/11	5,000,000	4,999

	Total		29,996

	Oil and Gas (1.9%)
(b)	Devon Energy Corp., 0.20%, 4/1/11	6,400,000	6,400
(b)	Kinder Morgan Energy LP, 0.32%, 4/6/11	20,000,000	19,999

	Total		26,399

	Personal Credit Institutions (1.4%)
(b)	Old Line Funding LLC, 0.21%, 4/25/11	20,000,000	19,997

	Total		19,997

	Retail Stores (1.4%)
(b)	Wal-Mart Stores, Inc., 0.15%, 4/13/11	20,000,000	19,999

	Total		19,999

	Short Term Business Credit (4.3%)
(b)	Atlantic Asset Securitization LLC, 0.22%, 4/11/11	20,000,000	19,999
(b)	Falcon Asset Securitization Co. LLC, 0.20%, 4/20/11	20,000,000	19,998
(b)	Sheffield Receivables, 0.14%, 4/1/11	10,000,000	10,000
(b)	Sheffield Receivables, 0.23%, 4/6/11	10,000,000	9,999

	Total		59,996

	Total Short-Term Investments
	(Cost: $395,847)		395,839

	Total Investments (126.7%)
	(Cost: $1,723,314)(a)		1,751,480

	Other Assets, Less
	Liabilities (-26.7%)		(369,555)

	Net Assets (100.0%)		1,381,925

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011 the value of these securities (in thousands) was $161,279 representing 11.7% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $1,723,314 and the net unrealized appreciation of investments based on that cost was $28,166 which is comprised of $40,478 aggregate gross unrealized appreciation and $12,312 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Select Bond Portfolio

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Short) (Total Notional Value at March 31, 2011, $23,875)	196	6/11	$318
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2011, $140,481)	1,179	6/11	140
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2011, $73,046)	335	6/11	26
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2011, $32,560)	266	6/11	307

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond - par value is foreign denominated.

(g)	All or portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on March 31, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	AUD	4,810	9/11	$-	$(58)	$(58)
Sell	Barclays Bank PLC	BRL	3,496	6/11	7	-	7
Sell	Barclays Bank PLC	MXN	166,660	4/11	-	(421)	(421)

					$7	$(479)	$(472)

AUD — Australian Dollar

BRL — Brazilian Real

MXN — Mexican New Peso

(l)	As of March 31, 2011 portfolio securities with an aggregate value of $288 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

Select Bond Portfolio

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$213,774	$-
Foreign Bonds	-	46,186	-
Municipal Bonds	-	20,871	-
Corporate Bonds	-	361,256	-
Structured Products	-	713,266	288
Short-Term Investments	-	395,839	-
Other Financial Instruments^
Futures	791	-	-
Forward Currency Contracts	-	7	-
Liabilities:
Other Financial Instruments – Forward Currency Contracts^	-	(479)	-
Total	$791	$1,750,720	$288

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Corporate Bonds (1.1%)	Shares/ $ Par	Value $ (000’s)

	Banking (0.5%)
	Credit Suisse USA, Inc., 0.514%, 8/16/11	300,000	300
	The Goldman Sachs Group, Inc., 0.491%, 2/6/12	200,000	200

	Total		500

	Electronics (0.3%)
	Hewlett-Packard Co., 0.406%, 3/1/12	300,000	300

	Total		300

	Oil & Gas Field Machine and Services (0.3%)
	Cal Dive I - Title XI, Inc., 4.93%, 2/1/27	333,563	343

	Total		343

	Total Corporate Bonds
	(Cost: $1,164)		1,143

	Governments (105.2%)

	Governments (105.2%)
	Egypt Government AID Bonds, 4.45%, 9/15/15	1,400,000	1,524
	Federal Home Loan Mortgage Corp., 4.25%, 5/22/13	500,000	535
	Federal Home Loan Mortgage Corp., 5.00%, 7/15/14	1,200,000	1,331
	Federal Home Loan Mortgage Corp. Stripped, 0.00%, 9/15/29	1,500,000	579
(e)	Federal National Mortgage Association, 1.00%, 2/17/26	600,000	600
(k)	Federal National Mortgage Association, 5.375%, 4/11/22	6,400,000	6,673
	Federal National Mortgage Association, 5.625%, 4/17/28	100,000	112
	Federal National Mortgage Association, 5.625%, 7/15/37	500,000	560
	Financing Corp., 8.60%, 9/26/19	700,000	963
	Financing Corp. Stripped, 0.00%, 12/27/18	500,000	379
	Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	950

	Governments (105.2%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	Israel Government AID Bond, 0.00%, 5/15/21	200,000	132
	Israel Government AID Bond, 0.00%, 2/15/23	100,000	59
	Israel Government AID Bond, 0.00%, 5/15/23	500,000	290
	Israel Government AID Bond, 5.50%, 9/18/23	300,000	336
	Israel Government AID Bond, 5.50%, 12/4/23	300,000	337
	Israel Government AID Bond, 5.50%, 4/26/24	100,000	113
	Israel Government AID Bond, 5.50%, 9/18/33	300,000	330
	Residual Funding Corp. Stripped, 0.00%, 10/15/19	4,400,000	3,248
(b)	Residual Funding Corp. Stripped, 0.00%, 10/15/20	100,000	69
	Resolution Funding Corp. Stripped, 0.00%, 7/15/19	2,300,000	1,704
	Resolution Funding Corp. Stripped, 0.00%, 1/15/20	700,000	503
	Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	174
	Tennessee Valley Authority, 4.625%, 9/15/60	300,000	278
	Tennessee Valley Authority, 5.375%, 4/1/56	1,100,000	1,168
	Tennessee Valley Authority, 5.88%, 4/1/36	1,000,000	1,145
	US Treasury, 4.375%, 2/15/38	12,400,000	12,197
(k)	US Treasury, 4.375%, 11/15/39	4,300,000	4,207
	US Treasury, 5.25%, 11/15/28	8,800,000	9,907
	US Treasury, 5.50%, 8/15/28	15,700,000	18,178
	US Treasury, 6.125%, 11/15/27	5,200,000	6,424
	US Treasury, 6.25%, 8/15/23	4,400,000	5,464
	US Treasury, 8.00%, 11/15/21	5,300,000	7,402
	US Treasury, 8.75%, 8/15/20	600,000	864
	US Treasury Inflation Index Bond, 2.375%, 1/15/25	175,220	197

	Governments (105.2%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury Inflation Index Bond, 2.375%, 1/15/27	272,965	304
	US Treasury Inflation Index Bond, 2.50%, 1/15/29	256,393	290
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	1,225,242	1,580
	US Treasury Inflation Index Bond, 3.875%, 4/15/29	133,941	179
	US Treasury Stripped, 0.00%, 8/15/20	1,000,000	712
	US Treasury Stripped, 0.00%, 2/15/21	1,100,000	763
	US Treasury Stripped, 0.00%, 11/15/24	700,000	389
	US Treasury Stripped, 0.00%, 2/15/26	2,500,000	1,285
	US Treasury Stripped, 0.00%, 8/15/26	1,000,000	499
	US Treasury Stripped, 0.00%, 2/15/27	700,000	340
(k)	US Treasury Stripped, 0.00%, 8/15/27	6,200,000	2,981
	US Treasury Stripped, 0.00%, 11/15/27	2,700,000	1,280
	US Treasury Stripped, 0.00%, 2/15/28	1,200,000	551
	US Treasury Stripped, 0.00%, 5/15/28	4,500,000	2,039
	US Treasury Stripped, 0.00%, 8/15/28	800,000	358
	US Treasury Stripped, 0.00%, 5/15/32	800,000	294
	US Treasury Stripped, 0.00%, 5/15/33	2,100,000	732
	US Treasury Stripped, 0.00%, 11/15/33	800,000	272
	US Treasury Stripped, 0.00%, 2/15/38	5,600,000	1,566
	US Treasury Stripped, 0.00%, 11/15/38	800,000	209
	US Treasury Stripped, 0.00%, 8/15/39	7,400,000	1,907

	Total Governments
	(Cost: $108,301)		107,462

Long-Term U.S. Government Bond Portfolio

Municipal Bonds (0.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Iowa State Special Obligation Build America Bonds, Series 2009B, 6.75%, 6/1/34 RB	400,000	420
New York City Municipal Water Finance Authority, Series GG, 5.00%, 6/15/43 RB	300,000	288
Poway Unified Public School District, Series 2007, 4.50%, 9/15/37 RB, AMBAC	200,000	147
Puerto Rico Sales Tax Financing Corp., Series 2007A, 0.00%, 8/1/54 RB, AMBAC	1,600,000	80

Total Municipal Bonds
(Cost: $1,037)		935

Structured Products (5.9%)

Structured Products (5.9%)
American Home Mortgage Investment Trust, Series 2005-3, Class 2A2, 2.085%, 9/25/35	18,748	19
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 2.711%, 5/25/34	5,790	6
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.495%, 7/25/33	5,955	6
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.675%, 8/25/33	7,164	7
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.485%, 2/15/19	73,612	73
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	375,521	380
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	734,161	781

Structured Products (5.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-61, Class 1A1, 1.718%, 7/25/44	32,987	33
Federal National Mortgage Association, Series 2007-114, Class A6, 0.45%, 10/27/37	100,000	99
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	235,320	226
Federal National Mortgage Association, 5.00%, 6/1/35	597,639	629
Federal National Mortgage Association, 5.00%, 2/1/36	1,060,766	1,116
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A, 3.025%, 6/25/34	18,530	16
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.738%, 2/12/49	100,000	107
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.253%, 4/25/38	296,679	295
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.797%, 7/9/21 144A	399,918	380
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 2.333%, 5/25/33	15,687	16
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.937%, 5/25/33	9,093	9
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.50%, 11/25/35	42,148	36
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 1.707%, 10/25/35	37,754	35
SLM Student Loan Trust, Series 2006-6, Class A1, 0.293%, 10/25/18	12,947	13

	Structured Products (5.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	SLM Student Loan Trust, Series 2007-2, Class A2, 0.303%, 7/25/17	409,334	406
	SLM Student Loan Trust, Series 2008-7, Class A2, 0.803%, 10/25/17	200,000	200
	SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.510%, 12/15/33 144A	250,000	254
	SLM Student Loan Trust, Series 2008-9, Class A, 1.803%, 4/25/23	491,184	507
	South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.861%, 3/1/18	350,972	346
	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.584%, 10/19/34	12,903	12
	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.573%, 3/25/34	57,088	57

	Total Structured Products
	(Cost: $5,763)		6,064

	Short-Term Investments (36.3%)

	Other Holdings (36.3%)
(k)	JPMorgan Money Market Fund	37,058,233	37,058

	Total Short-Term Investments
	(Cost: $37,058)		37,058

	Total Investments (149.4%)
	(Cost: $153,323)(a)		152,662

	Other Assets, Less
	Liabilities (-49.4%)		(50,511)

	Net Assets (100.0%)		102,151

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011 the value of these securities (in thousands) was $634 representing 0.6% of the net assets.

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $153,323 and the net unrealized depreciation of investments based on that cost was $661 which is comprised of $1,354 aggregate gross unrealized appreciation and $2,015 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2011, $7,417)	30	9/11	$48
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2011, $21,800)	88	3/12	11
90 Day Euro $ Commodity Future (Long) (Total Notional Value at March 31, 2011, $8,894)	36	6/12	(2)

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(i)	Written options outstanding on March 31, 2011.

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - CBOT 90 Day Euro $ Commodity Future	$99.375	9/11	9	$(5)
Call - CBOT US Ten Year Treasury Note	122.000	5/11	14	(4)
Put - CBOT 90 Day Euro $ Commodity Future	99.375	9/11	9	(2)
Put - CBOT US Ten Year Treasury Note	117.000	5/11	14	(7)

(Premiums Received $22)				$(18)

CBOT — Chicago Board of Trade

(k)	Securities with an aggregate value of $50,919 (in thousands) have been pledged as collateral for delayed delivery securities or written options on

March 31, 2011.

Long-Term U.S. Government Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$107,462	$-
Municipal Bonds	-	935	-
Corporate Bonds	-	1,143	-
Structured Products	-	6,064	-
Short-Term Investments	-	37,058	-
Other Financial Instruments – Futures^	59	-	-
Liabilities:
Other Financial Instruments^
Futures	(2)	-	-
Forward Currency Contracts	-	(18)	-
Total	$57	$152,644	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

Corporate Bonds (29.9%)	Shares/ $ Par	Value $ (000’s)

Aerospace /Defense (0.2%)
L-3 Communications Corp., 5.20%, 10/15/19	50,000	52
L-3 Communications Corp., 6.375%, 10/15/15	150,000	155

Total		207

Auto Manufacturing (0.1%)
Ford Motor Credit Co., 7.00%, 10/1/13	100,000	108

Total		108

Banking (2.0%)
Bank of America Corp., 5.75%, 12/1/17	50,000	53
Bank of America Corp., 6.50%, 8/1/16	160,000	177
The Bear Stearns Cos. LLC, 3.58%, 1/10/14	70,000	70
Citigroup, Inc., 6.01%, 1/15/15	140,000	153
Credit Suisse AG, 5.40%, 1/14/20	30,000	30
Credit Suisse/New York NY, 5.30%, 8/13/19	110,000	116
Credit Suisse/New York NY, 5.50%, 5/1/14	150,000	164
The Goldman Sachs Group, Inc., 5.375%, 3/15/20	70,000	71
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	130,000	151
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	669
Kreditanstalt fuer Wiederaufbau, 4.75%, 5/15/12	500,000	523
Morgan Stanley, 4.20%, 11/20/14	110,000	113
Morgan Stanley, 7.30%, 5/13/19	120,000	135
PNC Bank, N.A., 6.00%, 12/7/17	100,000	111

Total		2,536

Basic Materials (0.2%)
CF Industries, Inc., 6.875%, 5/1/18	180,000	202

Total		202

Corporate Bonds (29.9%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling (0.5%)
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	150,000	161
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	120,000	142
The Coca-Cola Co., 3.15%, 11/15/20	100,000	93
The Coca-Cola Co., 3.625%, 3/15/14	100,000	106
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15	100,000	107

Total		609

Cable/Media/Broadcasting/Satellite (0.9%)
Comcast Corp., 5.15%, 3/1/20	140,000	146
Comcast Corp., 5.90%, 3/15/16	70,000	78
DIRECTV Holdings LLC, 3.55%, 3/15/15	150,000	153
NBC Universal, Inc., 4.375%, 4/1/21 144A	140,000	134
NBC Universal, Inc., 5.15%, 4/30/20 144A	100,000	103
News America, Inc., 6.90%, 8/15/39	110,000	119
Time Warner Cable, Inc., 5.40%, 7/2/12	60,000	63
Time Warner Cable, Inc., 6.75%, 7/1/18	160,000	182
Time Warner, Inc., 4.875%, 3/15/20	110,000	112

Total		1,090

Conglomerate/Diversified Manufacturing (0.1%)
The Dow Chemical Co., 2.50%, 2/15/16	130,000	125
General Electric Co., 5.25%, 12/6/17	60,000	66

Total		191

Consumer Products/Retailing (0.7%)
eBay, Inc., 3.25%, 10/15/20	170,000	155
Elizabeth Arden, Inc., 7.375%, 3/15/21	180,000	188
Hanesbrands, Inc., 6.375%, 12/15/20	110,000	107
Polymer Group, Inc., 7.75%, 2/1/19 144A	180,000	186
Rent-A-Center, Inc., 6.625%, 11/15/20 144A	200,000	197

Total		833

Corporate Bonds (29.9%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities (0.5%)
CMS Energy Corp., 4.25%, 9/30/15	50,000	50
Dominion Resources, Inc., 6.40%, 6/15/18	240,000	274
Duke Energy Ohio, Inc., 2.10%, 6/15/13	70,000	71
FirstEnergy Solutions Corp., 6.05%, 8/15/21	90,000	93
Pacific Gas & Electric Co., 5.80%, 3/1/37	47,000	48
PG&E Corp., 5.75%, 4/1/14	50,000	55
Sempra Energy, 6.50%, 6/1/16	50,000	57

Total		648

Electronics (0.3%)
Arrow Electronics, Inc., 3.375%, 11/1/15	155,000	153
Cisco Systems, Inc., 5.90%, 2/15/39	65,000	67
Jabil Circuit, Inc., 5.625%, 12/15/20	110,000	109

Total		329

Energy (0.5%)
Denbury Resources, Inc., 6.375%, 8/15/21	150,000	154
Jarden Corp., 8.00%, 5/1/16	50,000	55
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	180,000	184
Newfield Exploration Co., 6.875%, 2/1/20	100,000	105
NRG Energy, Inc., 7.625%, 1/15/18 144A	180,000	187

Total		685

Food Processors (0.6%)
Blue Merger Sub, Inc., 7.625%, 2/15/19 144A	150,000	152
Kraft Foods, Inc., 5.375%, 2/10/20	250,000	264
Kraft Foods, Inc., 6.50%, 2/9/40	80,000	86
Mead Johnson Nutrition Co., 5.90%, 11/1/39	40,000	41
TreeHouse Foods, Inc., 7.75%, 3/1/18	180,000	194

Total		737

Gaming/Leisure/Lodging (0.1%)
Host Hotels & Resorts, Inc., 6.00%, 11/1/20	90,000	88

Total		88

Inflation Protection Portfolio

Corporate Bonds (29.9%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines (0.1%)
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	150,000	156

Total		156

Health Care/Pharmaceuticals (0.9%)
Abbott Laboratories, 5.30%, 5/27/40	30,000	30
Amgen, Inc., 5.85%, 6/1/17	90,000	102
DaVita, Inc., 6.375%, 11/1/18	180,000	182
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20 144A	180,000	186
Express Scripts, Inc., 7.25%, 6/15/19	100,000	119
Medtronic, Inc., 3.00%, 3/15/15	200,000	206
Pfizer, Inc., 7.20%, 3/15/39	100,000	124
Roche Holdings, Inc., 6.00%, 3/1/19 144A	90,000	102
Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	100,000	98

Total		1,149

Independent Finance (0.3%)
General Electric Capital Corp., 4.375%, 9/16/20	50,000	49
General Electric Capital Corp., 5.625%, 9/15/17	200,000	217
General Electric Capital Corp., 6.00%, 8/7/19	60,000	65

Total		331

Information/Data Technology (0.1%)
Adobe Systems, Inc., 3.25%, 2/1/15	100,000	102

Total		102

Life Insurance (0.5%)
MetLife, Inc., 6.75%, 6/1/16	120,000	139
Prudential Financial, Inc., 3.08%, 2/10/12	200,000	202
Prudential Financial, Inc., 3.21%, 3/10/15	240,000	239

Total		580

Metals/Mining (0.3%)
Anglo American Capital PLC, 4.45%, 9/27/20 144A	30,000	30
ArcelorMittal, 5.50%, 3/1/21	130,000	128

	Corporate Bonds (29.9%)	Shares/ $ Par	Value $ (000’s)

	Metals/Mining continued
	Newmont Mining Corp., 6.25%, 10/1/39	70,000	74
	Peabody Energy Corp., 6.50%, 9/15/20	180,000	193

	Total		425

	Natural Gas Distributors (0.1%)
	Chesapeake Energy Corp., 7.625%, 7/15/13	70,000	79
	Williams Partners LP, 4.125%, 11/15/20	60,000	57

	Total		136

	Oil and Gas (0.9%)
	Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	109
	Chevron Corp., 3.95%, 3/3/14	100,000	107
	ConocoPhillips, 4.75%, 2/1/14	260,000	282
	Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	83
	Enterprise Products Operating LLC, 5.20%, 9/1/20	100,000	103
	EOG Resources, Inc., 2.50%, 2/1/16	300,000	293
	Shell International Finance BV, 4.30%, 9/22/19	110,000	113
	Talisman Energy, Inc., 7.75%, 6/1/19	50,000	61

	Total		1,151

	Other Holdings (17.2%)
(f)	Bundesobligation Inflation Linked, 2.25%, 4/15/13	1,990,119	2,980
(f)	Canadian Government Bond, 4.25%, 12/1/26	1,729,271	2,611
(f)	France Government Bond OAT, 2.25%, 7/25/20	1,429,111	2,201
(f)	Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/19	1,853,585	2,629
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16	186,238,000	2,268
(f)	United Kingdom Gilt Inflation Linked, 1.25%, 11/22/17	1,205,018	2,101
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 8/16/13	800,000	3,629
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/26/16	595,000	3,040

	Total		21,459

Corporate Bonds (29.9%)	Shares/ $ Par	Value $ (000’s)

Paper and Forest Products (0.2%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	139
International Paper Co., 9.375%, 5/15/19	60,000	77

Total		216

Railroads (0.1%)
Union Pacific Corp., 7.875%, 1/15/19	110,000	137

Total		137

Real Estate Investment Trusts (0.1%)
Developers Diversified Realty Corp., 4.75%, 4/15/18	80,000	78
Developers Diversified Realty Corp., 5.375%, 10/15/12	90,000	93

Total		171

Restaurants (0.1%)
Yum! Brands, Inc., 5.30%, 9/15/19	100,000	106

Total		106

Retail Food and Drug (0.2%)
CVS Caremark Corp., 6.60%, 3/15/19	170,000	195
Medco Health Solutions, Inc., 4.125%, 9/15/20	80,000	77

Total		272

Retail Stores (0.4%)
The Home Depot, Inc., 4.40%, 4/1/21	200,000	200
Lowe’s Cos., Inc., 2.125%, 4/15/16	120,000	117
Wal-Mart Stores, Inc., 3.25%, 10/25/20	200,000	187

Total		504

Technology (0.2%)
Oracle Corp., 5.75%, 4/15/18	200,000	224

Total		224

Telecommunications (1.2%)
AT&T, Inc., 5.10%, 9/15/14	100,000	109
AT&T, Inc., 6.55%, 2/15/39	110,000	115
British Telecommunications PLC, 5.95%, 1/15/18	100,000	110
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	100,000	110

Inflation Protection Portfolio

Corporate Bonds (29.9%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	77
CenturyLink, Inc., 7.875%, 8/15/12	150,000	161
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	153
Telecom Italia Capital SA, 6.175%, 6/18/14	160,000	172
Verizon Communications, Inc., 6.10%, 4/15/18	150,000	168
Virgin Media Finance PLC., 8.375%, 10/15/19	180,000	202
Windstream Corp., 7.875%, 11/1/17	160,000	172

Total		1,549

Utilities (0.2%)
The AES Corp., 8.00%, 10/15/17	100,000	108
Chesapeake Energy Corp., 6.125%, 2/15/21	100,000	103

Total		211

Yankee Sovereign (0.1%)
The Republic of Italy, 3.125%, 1/26/15	120,000	121

Total		121

Total Corporate Bonds
(Cost: $35,413)		37,263

Governments (61.6%)

Governments (61.6%)
Farmer Mac Guaranteed Notes Trust, 5.125%, 4/19/17 144A	500,000	543
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	2,950,000	3,280
Federal National Mortgage Association, 6.625%, 11/15/30	3,165,000	3,996
Israel Government AID Bond, 0.00%, 11/1/14	500,000	465
Tennessee Valley Authority Generic Stripped, 0.00%, 11/1/12	251,000	246
US Treasury Inflation Index Bond, 0.50%, 4/15/15	2,159,085	2,241
US Treasury Inflation Index Bond, 0.625%, 4/15/13	2,760,611	2,889

	Governments (61.6%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury Inflation Index Bond, 1.125%, 1/15/21	1,560,184	1,583
	US Treasury Inflation Index Bond, 1.25%, 4/15/14	1,716,710	1,835
	US Treasury Inflation Index Bond, 1.25%, 7/15/20	1,917,765	1,981
	US Treasury Inflation Index Bond, 1.375%, 7/15/18	408,440	435
	US Treasury Inflation Index Bond, 1.375%, 1/15/20	1,120,053	1,174
	US Treasury Inflation Index Bond, 1.625%, 1/15/15	2,623,416	2,844
	US Treasury Inflation Index Bond, 1.625%, 1/15/18	840,832	909
	US Treasury Inflation Index Bond, 1.75%, 1/15/28	1,571,305	1,601
	US Treasury Inflation Index Bond, 1.875%, 7/15/13	749,294	810
	US Treasury Inflation Index Bond, 1.875%, 7/15/15	396,207	436
	US Treasury Inflation Index Bond, 1.875%, 7/15/19	3,918,712	4,299
	US Treasury Inflation Index Bond, 2.00%, 1/15/14	2,383,340	2,597
	US Treasury Inflation Index Bond, 2.00%, 7/15/14	1,168,140	1,282
	US Treasury Inflation Index Bond, 2.00%, 1/15/16	2,135,608	2,358
	US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,326,621	4,618
	US Treasury Inflation Index Bond, 2.125%, 1/15/19	1,871,665	2,089
	US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,786,254	2,946
	US Treasury Inflation Index Bond, 2.125%, 2/15/41	1,508,205	1,594
	US Treasury Inflation Index Bond, 2.375%, 1/15/17	2,784,243	3,138
(k)	US Treasury Inflation Index Bond, 2.375%, 1/15/25	3,971,642	4,458

Governments (61.6%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 2.375%, 1/15/27	2,975,319	3,313
US Treasury Inflation Index Bond, 2.50%, 7/15/16	1,417,403	1,609
US Treasury Inflation Index Bond, 2.50%, 1/15/29	1,225,556	1,388
US Treasury Inflation Index Bond, 2.625%, 7/15/17	2,204,480	2,532
US Treasury Inflation Index Bond, 3.375%, 4/15/32	676,073	871
US Treasury Inflation Index Bond, 3.625%, 4/15/28	3,403,450	4,389
US Treasury Inflation Index Bond, 3.875%, 4/15/29	4,487,024	6,004

Total Governments
(Cost: $73,679)		76,753

Municipal Bonds (1.0%)

Municipal Bonds (1.0%)
Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	60,000	61
California Educational Facilities Authority, Series 2009-B, 5.00%, 10/1/38 RB	80,000	78
California Educational Facilities Authority, Series 2009-A, 5.00%, 10/1/39 RB	160,000	156
Department of Water and Power of the City of Los Angeles Power System, Series A, 5.716%, 7/1/39 RB	15,000	14
Metropolitan Atlanta Rapid Transit Authority, Series 2009-A, 5.00%, 7/1/39 RB	215,000	210
New York City Municipal Water Finance Authority, Series GG, 5.00%, 6/15/43 RB	245,000	235
Port of Seattle, Series 2010-B, 5.00%, 6/1/40 RB	125,000	116

Inflation Protection Portfolio

Municipal Bonds (1.0%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Salt River Project Agricultural Improvement and Power District, Series 2008-A, 5.00%, 1/1/38 RB	110,000	107
Salt River Project Agricultural Improvement and Power District, Series A, 5.00%, 1/1/39 RB	50,000	49
Texas Transportation Commission State of Texas, Series 2009A, 5.517%, 4/1/39 GO	60,000	60
Triborough Bridge and Tunnel Authority, Series 2008-C, 5.00%, 11/15/38 RB	120,000	116

Total Municipal Bonds
(Cost: $1,198)		1,202

Structured Products (5.8%)

Structured Products (5.8%)
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4, 4.76%, 11/10/39	200,000	211
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	212,757	214
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1, 5.50%, 5/25/34	154,525	156
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-35, Class 1A3, 5.00%, 9/25/18	160,494	166
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-J13, Class 1A1, 5.25%, 1/25/34	51,076	51
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 0.435%, 4/15/22 144A	246,759	241
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, 4.979%, 7/10/45	100,000	103

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	100,000	106
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, 5.426%, 6/10/36	150,000	157
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/39	750,000	789
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.761%, 7/10/39	100,000	104
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/38	700,000	750
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 3/15/36	300,000	313
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	150,000	158
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4, 4.998%, 4/15/30	400,000	409
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	300,000	308
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, 5.389%, 6/15/29	250,000	268
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class B, 6.575%, 3/15/34	300,000	311
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, 0.555%, 6/15/22 144A	370,530	359
Residential Funding Mortgage Securities I, Inc., Series 2006-S10, Class 2A1, 5.50%, 10/25/21	243,971	246
Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	181,816	182

	Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2, 4.867%, 2/15/35	200,000	209
	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, 5.11%, 7/15/42	450,000	466
	Wells Fargo Mortgage Backed Securities, Series 2005-17, Class 1A1, 5.50%, 1/25/36	270,413	265
	Wells Fargo Mortgage Backed Securities, Series 2007-3, Class 3A1, 5.50%, 4/25/22	231,727	241
	Wells Fargo Mortgage Backed Securities, Series 2006-10, Class A4, 6.00%, 8/25/36	250,000	240
	Wells Fargo Mortgage Backed Securities, Series 2007-AR10, Class 1A1, 6.19%, 1/25/38	230,373	231

	Total Structured Products
	(Cost: $7,258)		7,254

	Short-Term Investments (1.4%)

	Commercial Banks Non-US (1.4%)
	BNP Paribas Finance, Inc., 0.05%, 4/1/11	1,791,000	1,791

	Total		1,791

	Other Holdings (–%)
(m)	JPMorgan Money Market Fund	204	—

	Total		—

	Total Short-Term Investments
	(Cost: $1,791)		1,791

	Total Investments (99.7%)
	(Cost: $119,339)(a)		124,263

	Other Assets, Less Liabilities (0.3%)		349

	Net Assets (100.0%)		124,612

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011 the value of these securities (in thousands) was $2,657 representing 2.1% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $119,339 and the net unrealized appreciation of investments based on that cost was $4,924 which is comprised of $5,559 aggregate gross unrealized appreciation and $635 aggregate gross unrealized depreciation.

(f)	Foreign Bond - par value is foreign denominated.

(h)	Forward foreign currency contracts outstanding on March 31, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Westpac Banking	CAD	2,523	4/11	$-	$(79)	$(79)
Sell	Barclays Bank PLC	EUR	5,550	4/11	-	(322)	(322)
Sell	HSBC Bank USA	GBP	5,440	4/11	-	(141)	(141)
Sell	Westpac Banking	JPY	184,791	4/11	21	-	21

					$21	$(542)	$(521)

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(j)	Swap agreements outstanding on March 31, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.90%	CPURNSA Index Total Return at Maturity	5/13	2,500	$(145)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.42%	CPURNSA Index Total Return at Maturity	4/18	2,000	8
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.51%	CPURNSA Index Total Return at Maturity	3/19	2,000	4
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.64%	CPURNSA Index Total Return at Maturity	2/20	2,800	(16)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.67%	CPURNSA Index Total Return at Maturity	4/22	3,000	4
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	3.01%	CPURNSA Index Total Return at Maturity	2/30	2,700	(70)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.77%	CPURNSA Index Total Return at Maturity	6/14	1,000	(47)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.3025%	CPURNSA Index Total Return at Maturity	1/16	1,700	22

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.72%	CPURNSA Index Total Return at Maturity	8/17	2,000	$(94)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(54)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	3.02%	CPURNSA Index Total Return at Maturity	1/41	580	(7)

						$(395)

(k)	Securities with an aggregate value of $4,458 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2011.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$76,753	$-
Foreign Bonds	-	21,580	-
Municipal Bonds	-	1,202	-
Corporate Bonds	-	15,683	-
Structured Products	-	7,254	-
Short-Term Investments	-	1,791	-
Other Financial Instruments^
Forward Currency Contracts	-	21	-
Total Return Swaps	-	38	-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(542)	-
Total Return Swaps	-	(433)	-
Total	$-	$123,347	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Common Stocks (0.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (0.6%)
*	Charter Communications, Inc. - Class A	37,604	1,904
*	Dex One Corp.	26,256	127

	Total Common Stocks
	(Cost: $1,878)		2,031

	Preferred Stocks (1.1%)

	Finance Services (1.1%)
	Ally Financial, Inc., 7.00%, 12/31/11 144A	1,302	1,211
	Ally Financial, Inc., 8.5%, 5/15/16	93,329	2,324
	GMAC Capital Trust I, 8.125%, 2/15/40	24,559	626

	Total Preferred Stocks
	(Cost: $3,856)		4,161

	Bonds (92.2%)

	Aerospace/Defense (1.9%)
	AWAS Aviation Capital, Ltd., 7.00%, 10/15/16 144A	2,050,000	2,050
	Bombardier, Inc., 7.75%, 3/15/20 144A	1,240,000	1,347
	Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17 144A	815,000	664
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	1,002,725	840
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18 144A	550,000	574
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21 144A	550,000	573
	Triumph Group, Inc., 8.625%, 7/15/18	610,000	673

	Total		6,721

	Autos/Vehicle Parts (4.2%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	810,000	899
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,055,000	1,071

	Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	615,000	661
	Exide Technologies, 8.625%, 2/1/18 144A	740,000	790
	Ford Motor Co., 7.45%, 7/16/31	1,240,000	1,343
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1,165,000	1,323
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	2,140,000	2,451
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	820,000	877
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	1,020,000	1,143
(d)	Motors Liquidation Co., 7.20%, 1/15/11	380,000	109
(d)	Motors Liquidation Co., 8.375%, 7/15/33	3,515,000	1,046
	Navistar International Corp., 8.25%, 11/1/21	610,000	676
	Pinafore LLC/Pinafore, Inc., 9.00%, 10/1/18 144A	310,000	336
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	1,112,000	1,240
	Visteon Corp., 6.75%, 4/15/19 144A	1,205,000	1,205

	Total		15,170

	Basic Materials (8.9%)
	AbitibiBowater, Inc., 10.25%, 10/15/18 144A	1,235,000	1,365
	AK Steel Corp., 7.625%, 5/15/20	1,045,000	1,066
	Aleris International, Inc., 7.625%, 2/15/18 144A	460,000	461
	APERAM, 7.375%, 4/1/16 144A	342,000	348
	APERAM, 7.75%, 4/1/18 144A	342,000	349
	Arch Coal, Inc., 8.75%, 8/1/16	745,000	832
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	430,000	460
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	430,000	465
	Berry Plastics Corp., 8.25%, 11/15/15	680,000	722
	Berry Plastics Corp., 9.50%, 5/15/18	615,000	612

Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17	510,000	566
Boise Paper Holdings LLC/Bosie Co-Issuer Co., 8.00%, 4/1/20	620,000	670
Cascades, Inc., 7.875%, 1/15/20	810,000	855
Chemtura Corp., 7.875%, 9/1/18 144A	615,000	650
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	410,000	447
CONSOL Energy, Inc., 8.00%, 4/1/17	1,545,000	1,692
CONSOL Energy, Inc., 8.25%, 4/1/20	775,000	859
Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	820,000	820
FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	1,230,000	1,276
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17	675,000	724
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/1/18	310,000	332
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,255,000	1,327
Huntsman International LLC, 8.625%, 3/15/20	310,000	338
JMC Steel Group, 8.25%, 3/15/18 144A	305,000	312
LBI Escrow Corp., 8.00%, 11/1/17 144A	647,000	713
Momentive Performance Materials, Inc., 9.00%, 1/15/21 144A	615,000	636
Murray Energy Corp., 10.25%, 10/15/15 144A	610,000	656
NewPage Corp., 10.00%, 5/1/12	1,145,000	759
NewPage Corp., 11.375%, 12/31/14	2,040,000	2,043
Novelis, Inc., 7.25%, 2/15/15	1,428,000	1,457
Omnova Solutions, Inc., 7.875%, 11/1/18 144A	310,000	314
Patriot Coal Corp., 8.25%, 4/30/18	780,000	831
Polymer Group, Inc., 7.75%, 2/1/19 144A	310,000	320

High Yield Bond Portfolio

Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	1,330,000	1,317
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	205,000	206
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	615,000	630
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	905,000	957
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	615,000	636
Severstal Columbus LLC, 10.25%, 2/15/18	940,000	1,039
TPC Group LLC, 8.25%, 10/1/17 144A	490,000	518
United States Steel Corp., 7.375%, 4/1/20	930,000	974
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19 144A	430,000	447
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	245,000	262

Total		32,263

Builders/Building Materials (1.9%)
Associated Materials LLC, 9.125%, 11/1/17 144A	615,000	658
Cemex Finance LLC, 9.50%, 12/14/16 144A	565,000	609
Cemex SAB de CV, 9.00%, 1/11/18 144A	310,000	325
Headwaters, Inc., 7.625%, 4/1/19 144A	615,000	615
KB Home, 7.25%, 6/15/18	610,000	598
KB Home, 9.10%, 9/15/17	720,000	763
Lennar Corp., 6.95%, 6/1/18	1,625,000	1,609
Ply Gem Industries, Inc., 8.25%, 2/15/18 144A	305,000	313
Standard Pacific Corp., 8.375%, 5/15/18 144A	615,000	639
Texas Industries, Inc., 9.25%, 8/15/20	615,000	664
USG Corp., 8.375%, 10/15/18 144A	185,000	193

Total		6,986

Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

Capital Goods (1.7%)
Case New Holland, Inc., 7.875%, 12/1/17 144A	1,015,000	1,128
The Manitowoc Co., Inc., 8.50%, 11/1/20	740,000	794
The Manitowoc Co., Inc., 9.50%, 2/15/18	415,000	459
RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 2/1/21 144A	615,000	640
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	873,000	914
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	500,000	570
SPX Corp., 6.875%, 9/1/17 144A	615,000	661
United Rentals North America, Inc., 10.875%, 6/15/16	905,000	1,045

Total		6,211

Consumer Products/Retailing (5.8%)
American Achievement Corp., 10.875%, 4/15/16 144A	310,000	305
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	1,110,000	1,150
Chinos Acquisition Corp., 8.125%, 3/1/19 144A	655,000	643
Education Management LLC/Education Management Finance Corp., 8.75%, 6/1/14	410,000	420
Hanesbrands, Inc., 6.375%, 12/15/20	615,000	600
Hanesbrands, Inc., 8.00%, 12/15/16	335,000	363
J.C. Penney Corp., Inc., 7.40%, 4/1/37	825,000	786
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	1,840,000	1,808
Levi Strauss & Co., 7.625%, 5/15/20	615,000	616
Limited Brands, Inc., 6.625%, 4/1/21	700,000	716
Limited Brands, Inc., 8.50%, 6/15/19	580,000	665
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	1,250,000	1,241
Phillips-Van Heusen Corp., 7.375%, 5/15/20	310,000	328
Rent-A-Center, Inc., 6.625%, 11/15/20 144A	245,000	241

Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Revlon Consumer Products Corp., 9.75%, 11/15/15	675,000	731
Rite Aid Corp., 7.50%, 3/1/17	642,000	642
Rite Aid Corp., 9.375%, 12/15/15	540,000	492
Rite Aid Corp., 10.25%, 10/15/19	270,000	295
Rite Aid Corp., 10.375%, 7/15/16	470,000	506
Sears Holdings Corp., 6.625%, 10/15/18 144A	1,435,000	1,392
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	610,000	672
SUPERVALU, Inc., 7.50%, 11/15/14	1,005,000	1,010
SUPERVALU, Inc., 8.00%, 5/1/16	1,935,000	1,935
Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	455,000	489
Toys R US Property Co. I LLC, 10.75%, 7/15/17	815,000	925
Toys R US Property Co. II LLC, 8.50%, 12/1/17	810,000	871
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	465,000	487
Visant Corp., 10.00%, 10/1/17	615,000	664

Total		20,993

Energy (11.8%)
ATP Oil & Gas Corp., 11.875%, 5/1/15	925,000	971
Berry Petroleum Co., 6.75%, 11/1/20	430,000	443
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18 144A	430,000	456
Chaparral Energy, Inc., 8.25%, 9/1/21 144A	615,000	633
Chesapeake Energy Corp., 6.125%, 2/15/21	490,000	506
Chesapeake Energy Corp., 6.875%, 8/15/18	615,000	669
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	838
Cimarex Energy Co., 7.125%, 5/1/17	1,015,000	1,072
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	570,000	664
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/1/15 144A	279,000	303
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	50,000	51

High Yield Bond Portfolio

Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	905,000	1,009
Comstock Resources, Inc., 7.75%, 4/1/19	615,000	626
Concho Resources, Inc., 7.00%, 1/15/21	615,000	647
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	730,000	774
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	815,000	888
Denbury Resources, Inc., 8.25%, 2/15/20	747,000	835
El Paso Corp., 7.25%, 6/1/18	590,000	663
El Paso Corp., 7.75%, 1/15/32	1,095,000	1,227
Energy Partners, Ltd., 8.25%, 2/15/18 144A	370,000	368
Energy Transfer Equity LP, 7.50%, 10/15/20	905,000	984
EXCO Resources, Inc., 7.50%, 9/15/18	615,000	624
Exterran Holdings, Inc., 7.25%, 12/1/18 144A	735,000	750
Ferrellgas Partners LP, 6.50%, 5/1/21 144A	615,000	597
Forest Oil Corp., 7.25%, 6/15/19	725,000	758
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	1,090,000	1,150
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	940,000	1,001
Inergy LP/Inergy Finance Corp., 6.875%, 8/1/21 144A	820,000	855
James River Escrow, Inc., 7.875%, 4/1/19 144A	250,000	259
Key Energy Services, Inc., 6.75%, 3/1/21	305,000	310
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	615,000	630
Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 4/1/18	310,000	329
McJunkin Red Man Corp., 9.50%, 12/15/16 144A	1,310,000	1,326
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18	1,560,000	1,697
Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	465,000	516

Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
OPTI Canada, Inc., 7.875%, 12/15/14	620,000	328
OPTI Canada, Inc., 8.25%, 12/15/14	1,645,000	878
Petrohawk Energy Corp., 7.25%, 8/15/18	925,000	953
Petrohawk Energy Corp., 7.875%, 6/1/15	470,000	498
Petrohawk Energy Corp., 10.50%, 8/1/14	360,000	414
Plains Exploration & Production Co., 6.625%, 5/1/21	850,000	850
Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	702
Plains Exploration & Production Co., 7.625%, 6/1/18	440,000	471
Plains Exploration & Production Co., 8.625%, 10/15/19	745,000	829
QEP Resources, Inc., 6.875%, 3/1/21	1,130,000	1,187
Range Resources Corp., 7.50%, 5/15/16	235,000	244
Rosetta Resources, Inc., 9.50%, 4/15/18	615,000	683
Sabine Pass LNG LP, 7.50%, 11/30/16	825,000	848
SandRidge Energy, Inc., 7.50%, 3/15/21 144A	920,000	955
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	470,000	492
SandRidge Energy, Inc., 9.875%, 5/15/16 144A	910,000	1,010
SESI LLC, 6.875%, 6/1/14	1,145,000	1,168
SM Energy Co., 6.625%, 2/15/19 144A	305,000	313
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	375,000	401
Swift Energy Co., 8.875%, 1/15/20	900,000	983
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	925,000	976
Venoco, Inc., 8.875%, 2/15/19 144A	740,000	740
W&T Offshore, Inc., 8.25%, 6/15/14 144A	1,040,000	1,076

Total		42,428

Financials (8.3%)
Ally Financial, Inc., 7.50%, 9/15/20 144A	925,000	986
Ally Financial, Inc., 8.00%, 3/15/20	2,070,000	2,254
Ally Financial, Inc., 8.00%, 11/1/31	1,429,000	1,574

	Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Ally Financial, Inc., 8.30%, 2/12/15	625,000	685
	American General Finance Corp., 5.40%, 12/1/15	830,000	757
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15 144A	310,000	319
	CIT Group, Inc., 7.00%, 5/1/16	1,440,000	1,442
	CIT Group, Inc., 7.00%, 5/1/17	2,270,000	2,273
	Crum & Forster Holdings Corp., 7.75%, 5/1/17	772,000	808
	E*TRADE Financial Corp., 0.00%, 8/31/19	1,525,000	2,305
	E*TRADE Financial Corp., 7.875%, 12/1/15	1,320,000	1,337
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	410,000	421
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	965,000	992
	International Lease Finance Corp., 7.125%, 9/1/18 144A	1,325,000	1,424
	International Lease Finance Corp., 8.625%, 9/15/15 144A	1,235,000	1,359
	International Lease Finance Corp., 8.75%, 3/15/17 144A	2,535,000	2,852
	International Lease Finance Corp., 8.875%, 9/1/17	925,000	1,043
	JPMorgan Chase & Co., 7.90%, 4/29/49	1,120,000	1,225
	NB Capital Trust IV, 8.25%, 4/15/27	1,240,000	1,274
	Regions Financial Corp., 7.75%, 11/10/14	820,000	886
	SLM Corp., 8.00%, 3/25/20	965,000	1,052
	SLM Corp., 8.45%, 6/15/18	970,000	1,086
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	985,000	965
	Wells Fargo & Co., 7.98%, 3/29/49	560,000	613

	Total		29,932

	Foods (2.8%)
	Blue Merger Sub, Inc., 7.625%, 2/15/19 144A	615,000	623
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	920,000	957
(c)	Bumble Bee Holdco SCA, 9.625%, 3/15/18 144A	305,000	284

High Yield Bond Portfolio

Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

Foods continued
Constellation Brands, Inc., 7.25%, 9/1/16	635,000	687
Cott Beverages, Inc., 8.125%, 9/1/18	615,000	656
Cott Beverages, Inc., 8.375%, 11/15/17	905,000	966
Dean Foods Co., 7.00%, 6/1/16	820,000	782
Dean Foods Co., 9.75%, 12/15/18 144A	820,000	842
Dole Food Co., Inc., 8.00%, 10/1/16 144A	675,000	716
Dole Food Co., Inc., 13.875%, 3/15/14	399,000	483
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	965,000	992
Michael Foods, Inc., 9.75%, 7/15/18 144A	245,000	268
Pilgrim’s Pride Corp., 7.875%, 12/15/18 144A	1,190,000	1,154
Smithfield Foods, Inc., 10.00%, 7/15/14	254,000	299
TreeHouse Foods, Inc., 7.75%, 3/1/18	500,000	539

Total		10,248

Gaming/Leisure/Lodging (5.1%)
AMC Entertainment, Inc., 8.75%, 6/1/19	910,000	987
AMC Entertainment, Inc., 9.75%, 12/1/20 144A	980,000	1,049
Ameristar Casinos, Inc., 7.50%, 4/15/21 144A	1,205,000	1,194
Corrections Corp. of America, 7.75%, 6/1/17	610,000	663
The Geo Group, Inc., 6.625%, 2/15/21 144A	460,000	455
The Geo Group, Inc., 7.75%, 10/15/17	620,000	661
Harrah’s Operating Co., 10.00%, 12/15/18	933,000	851
Harrah’s Operating Co., 11.25%, 6/1/17	1,650,000	1,875
Harrah’s Operating Co., 12.75%, 4/15/18 144A	1,645,000	1,661
The Hertz Corp., 6.75%, 4/15/19 144A	800,000	793
Marina District Finance Co., Inc., 9.50%, 10/15/15 144A	185,000	194
MGM Resorts International, 7.50%, 6/1/16	1,090,000	1,030
MGM Resorts International, 9.00%, 3/15/20	745,000	820
MGM Resorts International, 11.125%, 11/15/17	730,000	836

	Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	310,000	320
	Penn National Gaming, Inc., 8.75%, 8/15/19	545,000	602
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17	340,000	371
	Regal Entertainment Group, 9.125%, 8/15/18	730,000	781
	Scientific Games Corp., 8.125%, 9/15/18 144A	185,000	195
	Scientific Games International, Inc., 9.25%, 6/15/19	340,000	373
	Speedway Motorsports, Inc., 6.75%, 2/1/19 144A	430,000	433
	Speedway Motorsports, Inc., 8.75%, 6/1/16	680,000	745
	Universal City Development Partners, Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	545,000	593
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	310,000	329
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	500,000	534

	Total		18,345

	Health Care/Pharmaceuticals (7.2%)
	Accellent, Inc., 8.375%, 2/1/17	755,000	810
	Alere, Inc., 8.625%, 10/1/18	925,000	979
	American Renal Holdings, 8.375%, 5/15/18	515,000	543
	AMGH Merger Sub, Inc., 9.25%, 11/1/18 144A	245,000	263
	Apria Healthcare Group, Inc., 12.375%, 11/1/14	680,000	739
	Axcan Intermediate Holdings, Inc., 12.75%, 3/1/16	215,000	239
(c)	Biomet, Inc., 10.375%, 10/15/17	1,459,500	1,604
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	365,000	389
	Elan Finance PLC/Elan Finance Corp., 8.75%, 10/15/16	470,000	497
	Gentiva Health Services, Inc., 11.50%, 9/1/18	615,000	696
	Giant Funding Corp., 8.25%, 2/1/18 144A	740,000	759
	HCA Holdings, Inc., 7.75%, 5/15/21 144A	1,230,000	1,282
	HCA, Inc., 7.25%, 9/15/20	415,000	444

	Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	HCA, Inc., 7.875%, 2/15/20	680,000	740
	HCA, Inc., 8.50%, 4/15/19	680,000	755
	HCA, Inc., 9.25%, 11/15/16	529,000	569
(c)	HCA, Inc., 9.625%, 11/15/16	1,339,000	1,443
	HCA, Inc., 9.875%, 2/15/17	135,000	151
	Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	1,146
	Mylan, Inc./PA, 6.00%, 11/15/18 144A	925,000	925
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	305,000	328
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	185,000	201
	Patheon, Inc., 8.625%, 4/15/17 144A	465,000	476
	Radnet Management, Inc., 10.375%, 4/1/18	550,000	556
	Service Corp. International, 6.75%, 4/1/16	825,000	879
	Service Corp. International, 7.00%, 5/15/19	430,000	452
	Service Corp. International, 8.00%, 11/15/21	225,000	245
	Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16	680,000	746
	Tenet Healthcare Corp., 8.875%, 7/1/19	1,360,000	1,550
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	1,045,000	1,032
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	245,000	241
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	820,000	804
	Valeant Pharmaceuticals International, 7.25%, 7/15/22 144A	430,000	416
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19 144A	450,000	456
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	1,455,000	1,490
	Vanguard Health Systems, Inc., 0.00%, 2/1/16 144A	925,000	587

High Yield Bond Portfolio

	Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18 144A	655,000	686

	Total		26,118

	Media (9.8%)
	Allbritton Communications Co., 8.00%, 5/15/18	615,000	649
	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	245,000	259
	Cablevision Systems Corp., 7.75%, 4/15/18	615,000	664
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	1,229,401	1,472
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19 144A	490,000	501
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	1,025,000	1,051
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	825,000	862
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	340,000	361
	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	1,300,000	1,414
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	2,220,000	2,314
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	865,000	948
	CSC Holdings LLC, 8.625%, 2/15/19	445,000	510
	CSC Holdings, Inc., 7.875%, 2/15/18	1,740,000	1,931
(c)	Dex One Corp., 12.00%, 1/29/17	1,138,054	723
	DISH DBS Corp., 7.125%, 2/1/16	1,310,000	1,398
	DISH DBS Corp., 7.875%, 9/1/19	2,195,000	2,376
	Entravision Communications Corp., 8.75%, 8/1/17	310,000	330
	Gannett Co., Inc., 6.375%, 9/1/15 144A	330,000	343
	Gannett Co., Inc., 7.125%, 9/1/18 144A	410,000	411
	Gannett Co., Inc., 9.375%, 11/15/17	505,000	571
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	800,000	888

	Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19 144A	1,050,000	1,051
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20 144A	770,000	770
	Intelsat Jackson Holdings SA, 7.50%, 4/1/21 144A	2,330,000	2,336
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19 144A	1,020,000	1,097
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	800,000	853
	Lamar Media Corp., 6.625%, 8/15/15	275,000	281
	Lamar Media Corp., 7.875%, 4/15/18	185,000	198
	The McClatchy Co., 11.50%, 2/15/17	625,000	703
	Media General, Inc., 11.75%, 2/15/17	830,000	911
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	475,000	508
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18 144A	605,000	649
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	256,000	301
	QVC, Inc., 7.375%, 10/15/20 144A	410,000	427
	QVC, Inc., 7.50%, 10/1/19 144A	1,530,000	1,607
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	1,575,000	1,658
	Univision Communications, Inc., 7.875%, 11/1/20 144A	800,000	846
	Virgin Media Finance PLC., 8.375%, 10/15/19	675,000	759
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	310,000	327

	Total		35,258

	Real Estate (0.8%)
	CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16 144A	215,000	222
(c)	CityCenter Holdings LLC/CityCenter Finance Corp., 10.75%, 1/15/17 144A	1,230,000	1,270
	DuPont Fabros Technology LP, 8.50%, 12/15/17	1,125,000	1,239

	Total		2,731

	Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

	Services (1.0%)
	Affinion Group, Inc., 7.875%, 12/15/18 144A	615,000	578
	ARAMARK Corp., 8.50%, 2/1/15	880,000	917
	EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 8/15/18 144A	310,000	344
	Great Lakes Dredge & Dock Co., 7.375%, 2/1/19 144A	310,000	314
	Mobile Mini, Inc., 7.875%, 12/1/20 144A	615,000	652
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18 144A	610,000	697

	Total		3,502

	Technology (4.8%)
	Avaya, Inc., 7.00%, 4/1/19 144A	920,000	897
	CommScope, Inc., 8.25%, 1/15/19 144A	615,000	643
	First Data Corp., 7.375%, 6/15/19 144A	870,000	884
	First Data Corp., 8.25%, 1/15/21 144A	1,335,000	1,332
	First Data Corp., 9.875%, 9/24/15	1,520,000	1,558
(c)	First Data Corp., 10.55%, 9/24/15	1,153,192	1,195
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	1,140,000	1,248
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	1,250,000	1,400
	Interactive Data Corp., 10.25%, 8/1/18 144A	370,000	415
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19 144A	1,230,000	1,259
	Seagate HDD Cayman, 6.875%, 5/1/20 144A	735,000	733
	Seagate HDD Cayman, 7.75%, 12/15/18 144A	1,230,000	1,273
	SunGard Data Systems, Inc., 7.375%, 11/15/18 144A	1,050,000	1,074
	SunGard Data Systems, Inc., 7.625%, 11/15/20 144A	925,000	951
	Travelport LLC, 9.875%, 9/1/14	530,000	516
	West Corp., 7.875%, 1/15/19 144A	820,000	835
	West Corp., 8.625%, 10/1/18 144A	615,000	647

High Yield Bond Portfolio

Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

Technology continued
West Corp., 11.00%, 10/15/16	415,000	446

Total		17,306

Telecommunications (10.0%)
Cincinnati Bell, Inc., 8.25%, 10/15/17	660,000	665
Cincinnati Bell, Inc., 8.75%, 3/15/18	1,055,000	996
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	3,035,000	3,278
Cricket Communications, Inc., 7.75%, 5/15/16	605,000	643
Cricket Communications, Inc., 7.75%, 10/15/20	1,845,000	1,859
Cricket Communications, Inc., 10.00%, 7/15/15	920,000	1,010
Digicel Group, Ltd., 8.25%, 9/1/17 144A	450,000	477
Equinix, Inc., 8.125%, 3/1/18	1,245,000	1,348
Frontier Communications Corp., 8.125%, 10/1/18	610,000	656
Frontier Communications Corp., 8.25%, 4/15/17	620,000	669
Frontier Communications Corp., 8.50%, 4/15/20	825,000	894
Frontier Communications Corp., 8.75%, 4/15/22	825,000	893
Frontier Communications Corp., 9.00%, 8/15/31	805,000	823
GCI, Inc., 8.625%, 11/15/19	1,130,000	1,240
Level 3 Financing, Inc., 9.375%, 4/1/19 144A	615,000	595
MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,640,000	1,638
MetroPCS Wireless, Inc., 7.875%, 9/1/18	595,000	637
Nextel Communications, Inc., 6.875%, 10/31/13	890,000	897
NII Capital Corp., 7.625%, 4/1/21	565,000	578
NII Capital Corp., 8.875%, 12/15/19	540,000	594
PAETEC Holding Corp., 8.875%, 6/30/17	450,000	485
Qwest Communications International, Inc., 8.00%, 10/1/15	1,015,000	1,120
SBA Telecommunications, Inc., 8.00%, 8/15/16	680,000	740
SBA Telecommunications, Inc., 8.25%, 8/15/19	475,000	525

	Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Sprint Capital Corp., 6.90%, 5/1/19	1,635,000	1,688
	Sprint Nextel Corp., 6.00%, 12/1/16	1,565,000	1,571
	Sprint Nextel Corp., 8.375%, 8/15/17	2,160,000	2,406
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	920,000	961
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	1,160,000	1,334
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	989,268	1,197
	Windstream Corp., 7.00%, 3/15/19	680,000	685
	Windstream Corp., 7.50%, 4/1/23 144A	305,000	300
	Windstream Corp., 7.75%, 10/15/20 144A	310,000	318
	Windstream Corp., 7.75%, 10/15/20	1,335,000	1,372
	Windstream Corp., 7.875%, 11/1/17	1,075,000	1,153

	Total		36,245

	Transportation (0.5%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	615,000	621
	Florida East Coast Railway Corp., 8.125%, 2/1/17 144A	370,000	386
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	480,000	523
	Teekay Corp., 8.50%, 1/15/20	250,000	271

	Total		1,801

	Utilities (5.7%)
	The AES Corp., 7.75%, 10/15/15	1,495,000	1,615
	The AES Corp., 8.00%, 10/15/17	585,000	629
	The AES Corp., 8.00%, 6/1/20	1,170,000	1,264
	Calpine Corp., 7.50%, 2/15/21 144A	925,000	957
	Calpine Corp., 7.875%, 7/31/20 144A	700,000	744
	Dynegy Holdings, Inc., 7.50%, 6/1/15	615,000	517
	Dynegy Holdings, Inc., 7.75%, 6/1/19	815,000	633
	Dynegy Holdings, Inc., 8.375%, 5/1/16	1,465,000	1,227
	Edison Mission Energy, 7.00%, 5/15/17	1,155,000	927

Bonds (92.2%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Edison Mission Energy, 7.20%, 5/15/19	1,361,000	1,061
Edison Mission Energy, 7.50%, 6/15/13	630,000	627
Edison Mission Energy, 7.75%, 6/15/16	1,435,000	1,220
Elwood Energy LLC, 8.159%, 7/5/26	897,574	888
Energy Future Holdings Corp., 10.00%, 1/15/20	820,000	869
Energy Future Holdings Corp., 10.875%, 11/1/17	436,000	364
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	1,135,000	1,203
Homer City Funding LLC, 8.137%, 10/1/19	391,950	357
Mirant Americas Generation LLC, 8.50%, 10/1/21	570,000	593
NRG Energy, Inc., 7.375%, 2/1/16	1,070,000	1,107
NRG Energy, Inc., 7.375%, 1/15/17	461,000	480
NRG Energy, Inc., 7.625%, 1/15/18 144A	615,000	638
NRG Energy, Inc., 8.25%, 9/1/20 144A	1,235,000	1,284
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	705,000	691
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	1,150,000	673

Total		20,568

Total Bonds
(Cost: $312,458)		332,826

Short-Term Investments (5.9%)

Energy (1.4%)
Xcel Energy, Inc., 0.29%, 4/8/11	5,000,000	5,000

Total		5,000

Finance Services (0.8%)
Govco LLC, 0.22%, 5/25/11	3,000,000	2,999

Total		2,999

Foods (1.4%)
Kellogg Co., 0.27%, 4/11/11	5,000,000	4,999

Total		4,999

Oil and Gas (2.3%)
Devon Energy Corp., 0.20%, 4/1/11	3,200,000	3,200

High Yield Bond Portfolio

	Short-Term Investments (5.9%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
(b)	Kinder Morgan Energy Partners LP, 0.32%, 4/8/11	5,000,000	5,000

	Total		8,200

	Total Short-Term Investments
	(Cost: $21,198)		21,198

	Total Investments (99.8%)
	(Cost: $339,390)(a)		360,216

	Other Assets, Less
	Liabilities (0.2%)		573

	Net Assets (100.0%)		360,789

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011 the value of these securities (in thousands) was $127,275 representing 35.3% of the net assets.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $339,390 and the net unrealized appreciation of investments based on that cost was $20,826 which is comprised of $26,280 aggregate gross unrealized appreciation and $5,454 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$2,031	$-	$-
Preferred Stocks	2,950	1,211	-
Corporate Bonds	-	332,826	-
Short-Term Investments	-	21,198	-
Other Financial Instruments^	-	-	-
Total	$4,981	$355,235	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On March 31, 2011, this Portfolio did not hold any derivative instruments.

Multi-Sector Bond Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Convertible Corporate Bonds (0.4%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas (0.4%)
	Transocean, Inc., 1.50%, 12/15/37	800,000	787

	Total Convertible Corporate Bonds
	(Cost: $765)		787

	Corporate Bonds (65.4%)

	Aerospace/Defense (1.0%)
	American Airlines Pass Through Trust, Series 2009-1, Class A, 10.375%, 7/2/19	97,953	115
	American Airlines Pass Through Trust, Series 2011-1, Class A, 5.25%, 1/31/21	200,000	194
	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	291,712	315
	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 1/12/21	100,000	97
	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.75%, 12/17/19	292,862	321
	United Airlines Pass Through Trust, Series 2009-2, Class A, 9.75%, 1/15/17	369,141	421
	Waha Aerospace BV, 3.925%, 7/28/20 144A	285,000	285

	Total		1,748

	Autos/Vehicle Parts (1.6%)
	ArvinMeritor, Inc., 8.125%, 9/15/15	165,000	172
	ArvinMeritor, Inc., 8.75%, 3/1/12	22,000	23
	Ford Motor Credit Co. LLC, 7.50%, 8/1/12	200,000	213
(k)	Ford Motor Credit Co. LLC, 7.80%, 6/1/12	1,300,000	1,378
	Ford Motor Credit Co. LLC, 8.00%, 6/1/14	400,000	445
	Ford Motor Credit Co. LLC, 8.70%, 10/1/14	500,000	568
	Oshkosh Corp., 8.50%, 3/1/20	100,000	112

	Total		2,911

	Corporate Bonds (65.4%)	Shares/ $ Par	Value $ (000’s)

	Banking (14.9%)
	ABN Amro Bank NV, 2.071%, 1/30/14 144A	600,000	600
	Banco do Brasil SA, 1.965%, 2/15/13	300,000	300
	Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	210
	Banco Mercantil del Norte SA, 4.375%, 7/19/15 144A	100,000	101
	Banco Santander Brasil SA, 2.409%, 3/18/14 144A	400,000	399
	Banco Santander Brasil SA, 4.25%, 1/14/16 144A	800,000	800
	Banco Votorantim SA, 5.25%, 2/11/16 144A	400,000	411
(k)	Bank of America Corp., 5.65%, 5/1/18	1,500,000	1,568
(k)	Bank of America Corp., 5.75%, 12/1/17	700,000	738
	Bank of America Corp., 7.375%, 5/15/14	200,000	226
	Bank of America Corp., 8.00%, 12/29/49	600,000	645
	Bank of America Corp., 8.125%, 12/29/49	200,000	215
	Barclays Bank PLC, 5.926%, 12/15/49 144A	200,000	186
	Barclays Bank PLC, 10.179%, 6/12/21 144A	560,000	711
(k)	BBVA Bancomer SA, 4.50%, 3/10/16 144A	1,100,000	1,103
	BPCE SA, 2.061%, 2/7/14 144A	300,000	302
(k)	Citigroup Capital XXI, 8.30%, 12/21/57	1,200,000	1,248
	The Export-Import Bank of Korea, 4.00%, 1/29/21	200,000	182
	The Export-Import Bank of Korea, 5.125%, 6/29/20	250,000	252
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450,000	454
	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	400,000	465
	HBOS PLC, 0.507%, 9/30/16	300,000	260
	HSBC Holdings PLC, 6.50%, 5/2/36	760,000	778

	Corporate Bonds (65.4%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	ICICI Bank, Ltd., 5.75%, 11/16/20 144A	100,000	99
	ICICI Bank, Ltd., 5.75%, 11/16/20	500,000	494
(k)	Intesa Sanpaolo SpA, 2.713%, 2/24/14 144A	1,600,000	1,621
	JPMorgan Chase & Co., 7.90%, 4/29/49	600,000	656
	Lloyds TSB Bank PLC, 4.375%, 1/12/15 144A	200,000	204
(k)	Lloyds TSB Bank PLC, 4.875%, 1/21/16	1,100,000	1,134
	Macquarie Group, Ltd., 6.25%, 1/14/21 144A	600,000	606
(k)	Merrill Lynch & Co., 6.875%, 4/25/18	1,500,000	1,666
	Morgan Stanley, 5.95%, 12/28/17	200,000	215
	Morgan Stanley, 6.00%, 4/28/15	500,000	545
	Rabobank Nederland NV, 11.00%, 6/30/49 144A	200,000	260
(k)	Regions Financial Corp., 0.479%, 6/26/12	1,300,000	1,255
(k)	The Royal Bank of Scotland Group PLC, 4.875%, 3/16/15	1,300,000	1,351
	The Royal Bank of Scotland PLC, 6.125%, 1/11/21	900,000	925
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, 1/14/14	500,000	544
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.75%, 5/29/18	100,000	112
	SB Capital SA, 5.40%, 3/24/17	500,000	510
	SB Capital SA, 5.499%, 7/7/15	300,000	315
	State Bank of India/London, 4.50%, 7/27/15 144A	300,000	306
	UBS AG/Stamford Branch, 5.875%, 12/20/17	100,000	109
	Wells Fargo & Co., 7.98%, 3/29/49	600,000	657
	Wells Fargo Capital XIII, 7.70%, 12/29/49	600,000	618

	Total		26,356

Multi-Sector Bond Portfolio

	Corporate Bonds (65.4%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials (3.9%)
	Berry Plastics Corp., 5.053%, 2/15/15	300,000	297
	Berry Plastics Corp., 8.25%, 11/15/15	400,000	425
	Celanese US Holdings LLC, 6.625%, 10/15/18 144A	100,000	103
	CONSOL Energy, Inc., 8.25%, 4/1/20	500,000	554
	CSN Resources SA, 6.50%, 7/21/20 144A	100,000	107
	CSN Resources SA, 6.50%, 7/21/20	200,000	213
(k)	Desarrolladora Homex SAB de CV, 9.50%, 12/11/19 144A	150,000	168
	Georgia-Pacific LLC, 7.125%, 1/15/17 144A	400,000	424
	Georgia-Pacific LLC, 8.00%, 1/15/24	100,000	114
	Georgia-Pacific LLC, 8.875%, 5/15/31	300,000	362
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	100,000	106
	LBI Escrow Corp., 8.00%, 11/1/17 144A	270,000	298
	Lyondell Chemical Co., 11.00%, 5/1/18	700,000	786
	Noble Group, Ltd., 4.875%, 8/5/15 144A	200,000	207
	Noble Group, Ltd., 4.875%, 8/5/15	200,000	207
	Noble Group, Ltd., 6.625%, 8/5/20 144A	300,000	309
	Noble Group, Ltd., 6.75%, 1/29/20 144A	700,000	749
	Noble Group, Ltd., 6.75%, 1/29/20	200,000	214
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	300,000	308
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	600,000	634
	Steel Dynamics, Inc., 7.625%, 3/15/20	300,000	322

	Total		6,907

	Builders/Building Materials (0.8%)
	Cemex Finance LLC, 9.50%, 12/14/16 144A	900,000	970
	Corporacion GEO SAB de CV, 8.875%, 9/25/14	100,000	111

	Corporate Bonds (65.4%)	Shares/ $ Par	Value $ (000’s)

	Builders/Building Materials continued
	Corporacion GEO SAB de CV, 9.25%, 6/30/20 144A	200,000	222
	Urbi Desarrollos Urbanos SAB de CV, 9.50%, 1/21/20 144A	100,000	112

	Total		1,415

	Cable/Media/Broadcasting/Satellite (2.1%)
(k)	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 4/30/12 144A	1,025,000	1,076
	Columbus International, Inc., 11.50%, 11/20/14 144A	300,000	346
	CSC Holdings LLC, 7.625%, 7/15/18	100,000	110
	CSC Holdings LLC, 8.50%, 4/15/14	300,000	336
	CSC Holdings LLC, 8.625%, 2/15/19	200,000	229
	CSC Holdings, Inc., 7.625%, 4/1/11	150,000	150
	CSC Holdings, Inc., 7.875%, 2/15/18	400,000	444
	DISH DBS Corp., 7.125%, 2/1/16	325,000	347
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	100,000	111
	Quebecor Media, Inc., 7.75%, 3/15/16	300,000	311
	Warner Music Group Corp., 9.50%, 6/15/16	300,000	317

	Total		3,777

	Consumer Products/Retailing (0.2%)
	Jarden Corp., 6.125%, 11/15/22	100,000	98
	Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	200,000	220

	Total		318

	Electric Utilities (1.0%)
	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	400,000	448
	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	200,000	224
	CMS Energy Corp., 4.25%, 9/30/15	300,000	301
	Enel Finance International SA, 5.70%, 1/15/13 144A	100,000	106

	Corporate Bonds (65.4%)	Shares/ $ Par	Value $ (000’s)

	Electric Utilities continued
	Entergy Corp., 3.625%, 9/15/15	100,000	99
	Israel Electric Corp., Ltd., 7.25%, 1/15/19 144A	200,000	212
	Korea Hydro & Nuclear Power Co., Ltd., 3.125%, 9/16/15 144A	100,000	97
	Korea Hydro & Nuclear Power Co., Ltd., 6.25%, 6/17/14	100,000	109
	NV Energy, Inc., 6.25%, 11/15/20	200,000	204

	Total		1,800

	Energy (1.1%)
	Chesapeake Energy Corp., 9.50%, 2/15/15	500,000	620
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	105
	Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	100,000	111
	Harvest Operations Corp., 6.875%, 10/1/17 144A	100,000	104
	Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21 144A	100,000	107
	Majapahit Holding BV, 7.25%, 6/28/17	100,000	109
	Majapahit Holding BV, 7.75%, 1/20/20 144A	100,000	112
	Majapahit Holding BV, 7.75%, 1/20/20	100,000	113
	Majapahit Holding BV, 8.00%, 8/7/19	100,000	114
	Petrohawk Energy Corp., 7.25%, 8/15/18	100,000	103
	SandRidge Energy, Inc., 8.00%, 6/1/18 144A	100,000	105
	SandRidge Energy, Inc., 8.75%, 1/15/20	100,000	109
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	100,000	111

	Total		1,923

	Financials (1.7%)
	CIT Group, Inc., 7.00%, 5/1/13	363,975	371
(k)	CIT Group, Inc., 7.00%, 5/1/14	1,700,000	1,732
	CIT Group, Inc., 7.00%, 5/1/15	800,000	807

Multi-Sector Bond Portfolio

	Corporate Bonds (65.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Usiminas Commercial, Ltd., 7.25%, 1/18/18 144A	100,000	111

	Total		3,021

	Gas Pipelines (1.0%)
	El Paso Corp., 7.00%, 6/15/17	325,000	364
	El Paso Corp., 7.875%, 6/15/12	100,000	106
	El Paso Corp., 8.25%, 2/15/16	100,000	118
	El Paso Corp., 12.00%, 12/12/13	800,000	978
	NGPL PipeCo LLC, 7.119%, 12/15/17 144A	200,000	224
	Selectica, 8.75%, 11/15/15	500,000	0

	Total		1,790

	Health Care/Pharmaceuticals (4.3%)
	Biomet, Inc., 10.00%, 10/15/17	548,000	601
(c)	Biomet, Inc., 10.375%, 10/15/17	300,000	330
	Biomet, Inc., 11.625%, 10/15/17	200,000	223
(k)	Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,257
(k)	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	1,575,000	1,662
	DaVita, Inc., 6.375%, 11/1/18	400,000	404
	HCA, Inc., 7.875%, 2/15/20	300,000	326
	HCA, Inc., 8.50%, 4/15/19	400,000	444
	HCA, Inc., 9.25%, 11/15/16	860,000	925
(c)	HCA, Inc., 9.625%, 11/15/16	100,000	108
	HCA, Inc., 9.875%, 2/15/17	200,000	224
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	100,000	108
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	300,000	326
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	600,000	592

	Total		7,530

	Independent Finance (4.9%)
	Ally Financial, Inc., 3.512%, 2/11/14	800,000	802
	Ally Financial, Inc., 6.00%, 12/15/11	20,000	20

	Corporate Bonds (65.4%)	Shares/ $ Par	Value $ (000’s)

	Independent Finance continued
	Ally Financial, Inc., 6.625%, 5/15/12	600,000	622
	Ally Financial, Inc., 6.875%, 8/28/12	100,000	105
	Ally Financial, Inc., 7.00%, 2/1/12	700,000	722
	Ally Financial, Inc., 7.50%, 12/31/13	400,000	431
	Ally Financial, Inc., 8.30%, 2/12/15	300,000	329
	Fibria Overseas Finance, Ltd., 6.75%, 3/3/21 144A	200,000	206
	Fibria Overseas Finance, Ltd., 7.50%, 5/4/20 144A	400,000	434
	Hyundai Capital Services, Inc., 4.375%, 7/27/16 144A	200,000	201
	Ineos Finance PLC, 9.00%, 5/15/15 144A	500,000	546
	International Lease Finance Corp., 5.40%, 2/15/12	700,000	711
(n)	LBG Capital No.1 PLC, 8.50%, 12/17/49	660,000	618
(n)	Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 5/31/18 144A	201,721	166
	Reliance Holdings USA, Inc., 4.50%, 10/19/20	300,000	283
	TNK-BP Finance SA, 7.25%, 2/2/20 144A	400,000	440
	TNK-BP Finance SA, 7.50%, 3/13/13 144A	200,000	219
	TNK-BP Finance SA, 7.50%, 3/13/13	600,000	656
	TNK-BP Finance SA, 7.875%, 3/13/18 144A	100,000	114
	TNK-BP Finance SA, 7.875%, 3/13/18	500,000	573
	Vnesheconombank Via VEB Finance, Ltd., 6.80%, 11/22/25	100,000	101
	Vnesheconombank Via VEB Finance, Ltd., 6.902%, 7/9/20	400,000	431

	Total		8,730

	Industrial - Other (0.1%)
	Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20 144A	100,000	95

	Total		95

	Metals/Mining (3.1%)
	Alcoa, Inc., 6.75%, 7/15/18	200,000	221

	Corporate Bonds (65.4%)	Shares/ $ Par	Value $ (000’s)

	Metals/Mining continued
	Alrosa Finance SA, 7.75%, 11/3/20 144A	500,000	536
	AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	101
	ArcelorMittal, 7.00%, 10/15/39	100,000	100
	CSN Islands IX Corp., 10.00%, 1/15/15	200,000	242
	CSN Islands XI Corp., 6.875%, 9/21/19 144A	700,000	777
	Gerdau Holdings, Inc., 7.00%, 1/20/20 144A	200,000	222
	Gerdau Holdings, Inc., 7.00%, 1/20/20	600,000	665
	Gerdau Trade, Inc., 5.75%, 1/30/21 144A	800,000	808
	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	200,000	192
	Peabody Energy Corp., 6.50%, 9/15/20	200,000	214
	Steel Dynamics, Inc., 7.375%, 11/1/12	900,000	959
	Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	390
	Vale Overseas, Ltd., 6.875%, 11/21/36	100,000	106

	Total		5,533

	Oil and Gas (9.9%)
	Anadarko Finance Co., 7.50%, 5/1/31	100,000	110
	Anadarko Petroleum Corp., 5.95%, 9/15/16	300,000	326
	Anadarko Petroleum Corp., 6.375%, 9/15/17	300,000	330
	Continental Resources, Inc., 7.125%, 4/1/21	100,000	106
	Ecopetrol SA, 7.625%, 7/23/19	720,000	830
	Gaz Capital SA, 7.288%, 8/16/37	700,000	756
	Gazprom OAO, 5.625%, 7/22/13	55,497	58
(k)	Gazprom OAO, 8.625%, 4/28/34	1,000,000	1,234
(k)	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	1,000,000	1,065
(k)	Indian Oil Corp., Ltd., 4.75%, 1/22/15	1,100,000	1,138
	KazMunaiGaz Finance Sub BV, 6.375%, 4/9/21 144A	900,000	929
	KazMunaiGaz Finance Sub BV, 7.00%, 5/5/20 144A	300,000	323
	KazMunaiGaz Finance Sub BV, 8.375%, 7/2/13	300,000	332

Multi-Sector Bond Portfolio

	Corporate Bonds (65.4%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	KazMunaiGaz Finance Sub BV, 11.75%, 1/23/15	700,000	875
	Nakilat, Inc., 6.067%, 12/31/33	200,000	199
	Newfield Exploration Co., 6.875%, 2/1/20	300,000	316
	Newfield Exploration Co., 7.125%, 5/15/18	100,000	107
(k)	Pemex Project Funding Master Trust, 5.75%, 3/1/18	1,440,000	1,524
	Petrobras International Finance Co., 5.375%, 1/27/21	200,000	201
	Petrobras International Finance Co., 5.875%, 3/1/18	600,000	636
	Petrobras International Finance Co., 7.875%, 3/15/19	230,000	270
	Petroleos de Venezuela SA, 4.90%, 10/28/14	100,000	74
	Petroleos de Venezuela SA, 5.00%, 10/28/15	100,000	67
(k)	Petroleos Mexicanos, 4.875%, 3/15/15	1,490,000	1,587
(k)	Petroleos Mexicanos, 8.00%, 5/3/19	1,000,000	1,201
	Pride International, Inc., 8.50%, 6/15/19	500,000	617
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.298%, 9/30/20	460,850	478
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.75%, 9/30/19	300,000	337
	Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	994
	Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	114,364	121
	TransCapitalInvest, Ltd., 7.70%, 8/7/13	200,000	224
	TransCapitalInvest, Ltd. for OJSC AK Transneft, 6.103%, 6/27/12 144A	200,000	211

	Total		17,576

	Other Finance (2.4%)
(k)	Banque PSA Finance, 2.203%, 4/4/14 144A	1,000,000	997
(k)	Banque PSA Finance, 4.375%, 4/4/16 144A	1,000,000	995
	CEDC Finance Corp. International, Inc., 9.125%, 12/1/16 144A	100,000	94
	CVS Pass-Through Trust, 7.507%, 1/10/32 144A	97,933	112

	Corporate Bonds (65.4%)	Shares/ $ Par	Value $ (000’s)

	Other Finance continued
(k)	SLM Corp., 6.25%, 1/25/16	1,900,000	1,981
	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 144A	98,006	97

	Total		4,276

	Paper and Forest Products (0.3%)
	Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	300,000	346
	Sino-Forest Corp., 6.25%, 10/21/17 144A	200,000	187

	Total		533

	Property and Casualty Insurance (1.7%)
	American International Group, Inc., 5.05%, 10/1/15	300,000	309
	American International Group, Inc., 5.60%, 10/18/16	200,000	208
	American International Group, Inc., 5.85%, 1/16/18	2,400,000	2,500

	Total		3,017

	Railroads (0.1%)
	Kazakhstan Temir Zholy Finance BV, 6.375%, 10/6/20 144A	200,000	208

	Total		208

	Real Estate Investment Trusts (0.1%)
	Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17	150,000	159

	Total		159

	Services (0.3%)
	ARAMARK Corp., 3.804%, 2/1/15	250,000	248
	Hutchison Whampoa International, Ltd., 5.75%, 9/11/19	200,000	215
	Pearson PLC, 5.50%, 5/6/13 144A	100,000	107

	Total		570

	Technology (0.2%)
	SunGard Data Systems, Inc., 10.625%, 5/15/15	300,000	329

	Total		329

	Telecommunications (3.2%)
(k)	Brocade Communications Systems, Inc., 6.875%, 1/15/20	1,300,000	1,404

	Corporate Bonds (65.4%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Frontier Communications Corp., 7.125%, 3/15/19	125,000	127
	Frontier Communications Corp., 7.875%, 4/15/15	100,000	108
	Qtel International Finance, Ltd., 4.75%, 2/16/21 144A	200,000	186
(k)	Qwest Corp., 7.25%, 9/15/25	500,000	532
	Qwest Corp., 7.625%, 6/15/15	100,000	115
	Sprint Capital Corp., 8.375%, 3/15/12	600,000	633
	Telesat Canada/Telesat LLC, 11.00%, 11/1/15	300,000	334
	tw telecom holdings, inc., 8.00%, 3/1/18	600,000	647
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 7.748%, 2/2/21 144A	200,000	206
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	300,000	345
	Windstream Corp., 7.875%, 11/1/17	100,000	107
	Windstream Corp., 8.125%, 8/1/13	600,000	659
	Windstream Corp., 8.625%, 8/1/16	300,000	318

	Total		5,721

	Tobacco (0.6%)
	Altria Group, Inc., 9.70%, 11/10/18	700,000	921
	Reynolds American, Inc., 6.75%, 6/15/17	50,000	57

	Total		978

	Transportation (0.3%)
	DP World, Ltd., 6.85%, 7/2/37	200,000	184
	RZD Capital, Ltd., 5.739%, 4/3/17	400,000	417

	Total		601

	Utilities (1.4%)
	The AES Corp., 7.75%, 3/1/14	700,000	756
	The AES Corp., 8.00%, 10/15/17	100,000	107
	The AES Corp., 8.00%, 6/1/20	300,000	324
	Calpine Corp., 7.25%, 10/15/17 144A	200,000	208

Multi-Sector Bond Portfolio

Corporate Bonds (65.4%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
NRG Energy, Inc., 7.375%, 1/15/17	1,030,000	1,074

Total		2,469

Yankee Sovereign (3.2%)
Brazilian Government International Bond, 8.25%, 1/20/34	200,000	264
Brazilian Government International Bond, 8.875%, 4/15/24	500,000	680
Colombia Government International Bond, 8.125%, 5/21/24	1,200,000	1,520
Indonesia Government International Bond, 6.75%, 3/10/14	500,000	552
Indonesia Government International Bond, 6.875%, 1/17/18	100,000	113
Mexico Government International Bond, 6.05%, 1/11/40	200,000	206
Mexico Government International Bond, 6.75%, 9/27/34	200,000	226
Mexico Government International Bond, 8.30%, 8/15/31	100,000	133
Peruvian Government International Bond, 7.35%, 7/21/25	800,000	951
Qatar Government International Bond, 5.25%, 1/20/20 144A	200,000	208
Russian Government International Bond, 7.50%, 3/31/30	326,970	381
Turkey Government International Bond, 7.25%, 3/5/38	100,000	110
United Mexican States, 5.75%, 10/12/10	100,000	90
Venezuela Government International Bond, 7.75%, 10/13/19	100,000	69
Venezuela Government International Bond, 8.25%, 10/13/24	200,000	129

Total		5,632

Total Corporate Bonds
(Cost: $110,161)		115,923

Foreign Bonds (16.5%)

Autos / Vehicle Parts (0.7%)
Fiat Finance & Trade SA, 6.625%, 2/15/13	300,000	438
Fiat Finance & Trade SA, 7.625%, 9/15/14	500,000	741

	Foreign Bonds (16.5%)	Shares/ $ Par	Value $ (000’s)

	Autos / Vehicle Parts continued
	Fiat Finance & Trade SA, 9.00%, 7/30/12	100,000	150

	Total		1,329

	Banking (4.9%)
	Banco do Brasil SA, 4.50%, 1/20/16 144A	500,000	701
(k)	Citigroup, Inc., 7.375%, 9/4/19	2,250,000	3,603
	Morgan Stanley, 1.422%, 3/1/13	1,300,000	1,816
	Royal Bank of Canada, 3.77%, 3/30/18	2,500,000	2,553

	Total		8,673

	Basic Materials (0.7%)
	Grohe Holdings GmbH, 3.873%, 1/15/14	200,000	283
	Grohe Holdings GmbH, 5.173%, 9/15/17 144A	100,000	142
	Rhodia SA, 3.748%, 10/15/13	256,822	362
	Smurfit Kappa Acquisitions, 7.75%, 11/15/19	300,000	445

	Total		1,232

	Beverage/Bottling (0.1%)
	OI European Group BV, 6.75%, 9/15/20 144A	200,000	286

	Total		286

	Cable/Media/Broadcasting/Satellite (1.5%)
	UPC Holding BV, 8.375%, 8/15/20	1,300,000	1,889
	Ziggo Bond Co. BV, 8.00%, 5/15/18	500,000	735

	Total		2,624

	Energy (0.1%)
	NXP BV/NXP Funding LLC, 3.999%, 10/15/13	100,000	141

	Total		141

	Finance Lessors (0.1%)
	The Great Rolling Stock Co., 6.875%, 7/27/35	100,000	165

	Total		165

	Governments (3.8%)
	Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 9/15/17 144A	300,000	406
	Banque Centrale de Tunisie, 6.25%, 2/20/13	300,000	436

Foreign Bonds (16.5%)	Shares/ $ Par	Value $ (000’s)

Governments continued
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/12	265,000	164
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/17	2,603,000	1,453
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/21	604,000	323
Indonesia Treasury Bond, 10.00%, 2/15/28	21,000,000,000	2,578
Province of Ontario Canada, 4.20%, 3/8/18	700,000	749
Province of Quebec Canada, 4.50%, 12/1/18	600,000	649

Total		6,758

Independent Finance (2.3%)
Conti-Gummi Finance BV, 8.50%, 7/15/15	400,000	624
General Electric Capital Corp., 4.625%, 9/15/66	980,000	1,224
HeidelbergCement Finance BV, 7.50%, 10/31/14	600,000	925
HeidelbergCement Finance BV, 8.00%, 1/31/17	100,000	157
LBG Capital No. 1 PLC, 11.04%, 3/19/20	500,000	874
LBG Capital No.1 PLC, 7.869%, 8/25/20	100,000	152
Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 144A	100,000	139

Total		4,095

Other Finance (0.8%)
ING Groep NV, 5.14%, 3/17/49	600,000	809
UPCB Finance II, Ltd., 6.375%, 7/1/20 144A	400,000	544

Total		1,353

Property and Casualty Insurance (0.2%)
American International Group, Inc., 1.179%, 4/26/11	100,000	142
American International Group, Inc., 8.625%, 5/22/38	100,000	167

Total		309

Multi-Sector Bond Portfolio

Foreign Bonds (16.5%)	Shares/ $ Par	Value $ (000’s)

Retail Food and Drug (0.1%)
Spirit Issuer PLC, 6.582%, 12/28/18	100,000	145

Total		145

Services (0.3%)
Franz Haniel & Cie GmbH, 6.75%, 10/23/14	400,000	613

Total		613

Structured Products (0.4%)
EMF-NL BV, 1.806%, 4/17/41	300,000	333
Eurosail-NL BV, 1.756%, 10/17/40	260,584	337

Total		670

Telecommunications (0.4%)
Virgin Media Secured Finance PLC, 7.00%, 1/15/18	400,000	694

Total		694

Transportation (0.1%)
LeasePlan Finance NV, 3.75%, 3/18/13	100,000	142

Total		142

Total Foreign Bonds
(Cost: $27,800)		29,229

Municipal Bonds (4.9%)

Municipal Bonds (4.9%)
Alameda County California Association of Joint Powers Authorities, Series A, 7.046%, 12/1/44 RB	100,000	100
Bay Area Toll Authority, Series 2010, 6.918%, 4/1/40 RB	200,000	205
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	72
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	700,000	464
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.50%, 6/1/47 RB	300,000	219
California State, Series 2010, 7.30%, 10/1/39 GO	200,000	211

Municipal Bonds (4.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
California State, Series 2010, 7.70%, 11/1/30 GO	200,000	207
The California State University, Series 2010-B, 6.484%, 11/1/41 RB	300,000	298
Chicago Illinois Water Revenue, Series 2010-B, 6.742%, 11/1/40 RB	100,000	102
City of Riverside, Series 2010-A, 7.605%, 10/1/40 RB	200,000	201
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE, FGIC	100,000	62
Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100,000	56
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	67
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	303
Irvine Ranch California Water District, Series 2010, 6.622%, 5/1/40 GO	100,000	102
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.488%, 8/1/33 RB	100,000	104
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	201
Los Angeles Unified School District, Series 2007-A1, 4.50%, 7/1/23 GO, AGM	100,000	97
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2010-B, 6.568%, 7/1/37 RB	100,000	106
New Jersey Turnpike Authority, Series 2010-A, 7.102%, 1/1/41 RB	200,000	215

Municipal Bonds (4.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
New York City Municipal Water Finance Authority, Series 2011-CC, 5.882%, 6/15/44 RB	100,000	99
New York City Municipal Water Finance Authority, Series 2010-EE, 6.011%, 6/15/42 RB	300,000	307
New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	292
New York Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	485
New York State Urban Development Corp., Series 2009-E, 5.77%, 3/15/39 RB	100,000	100
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	200,000	199
North Texas Tollway Authority, Series B2, 8.91%, 2/1/30 RB	100,000	103
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200,000	117
Orange County California Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	219
Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB	1,100,000	1,053
San Diego County Regional Airport Authority, Series C, 6.628%, 7/1/40 RB	100,000	97
San Diego Redevelopment Agency, Series A, 7.625%, 9/1/30 TRAN	100,000	94
State of California, Series 2010, 7.60%, 11/1/40 GO	100,000	109
Tennessee State School Bond Authority, Series 2010, 4.848%, 9/15/27 GO	100,000	94

Multi-Sector Bond Portfolio

	Municipal Bonds (4.9%)	Shares/ $ Par	Value $ (000’s)

	Municipal Bonds continued
	Tobacco Securitization Authority of Southern California, Series A1, 5.00%, 6/1/37 RB	100,000	65
	Tobacco Settlement Finance Authority of West Virginia, Series A, 7.467%, 6/1/47 RB	1,295,000	902
	Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.55%, 11/15/40 RB	800,000	724
	University of California Regents Medical Center, Series 2010-H, 6.398%, 5/15/31 RB	100,000	99
	University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	98

	Total Municipal Bonds
	(Cost: $8,999)		8,648

	Structured Products (7.9%)

	Structured Products (7.9%)
	Aircraft Certificate Owner Trust, Series 2003-1A, Class D, 6.455%, 9/20/22 144A	35,179	35
(n)	Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	400,000	370
	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.96%, 9/25/45	16,955	15
	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.802%, 6/10/49	100,000	106
	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.932%, 2/10/51	100,000	108
	Banc of America Funding Corp., Series 2005-H, Class 5A1, 5.312%, 11/20/35	557,964	409

Structured Products (7.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A1, 2.86%, 10/25/35	66,110	65
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.297%, 5/25/47	67,150	52
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 5.233%, 11/25/36	637,660	420
Bear Stearns Asset Backed Securities I Trust, Series 2004-B01, Class 1A3, 0.80%, 9/25/34	883,087	843
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-BBA7, Class A2, 0.415%, 3/15/19 144A	500,000	484
CHL Mortgage Pass-Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	931,288	827
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 5.77%, 9/25/37	67,392	48
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.449%, 12/20/46	100,869	57
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.464%, 7/20/46	43,959	20
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.584%, 11/20/35	23,099	14
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1, 1.312%, 12/25/35	21,647	14
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.50%, 1/25/36	1,000,000	744

Structured Products (7.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Encore Credit Receivables Trust, Series 2005-3, Class 2A2, 0.52%, 10/25/35	19,173	19
Federal National Mortgage Association, Series 2003-W6, Class F, 0.60%, 9/25/42	79,598	79
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	95,959	98
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	1,300,000	1,128
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.784%, 1/25/36	12,778	11
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	564,201	498
IndyMac Indx Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.49%, 7/25/35	6,651	4
J.P. Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 4.784%, 7/25/35	126,477	119
J.P. Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.874%, 6/25/37	423,010	364
JPMorgan Reremic, Series 2009-10, Class 4A1, 0.748%, 3/26/37 144A	662,922	615
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 5.429%, 12/25/35	1,523,893	1,345
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 5.177%, 7/25/35	1,296,052	1,184
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.06%, 3/25/35	701,522	516
SLM Student Loan Trust, Series 2008-9, Class A, 1.803%, 4/25/23	818,640	845

Multi-Sector Bond Portfolio

Structured Products (7.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Structured Asset Securities Corp., Series 2006-GEL4, Class A1, 0.37%, 10/25/36 144A	18,676	19
Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A, 0.38%, 6/25/37	271,388	265
WaMu Mortgage Pass-Through Certificates, Series 2007-0A1, Class A1A, 1.012%, 2/25/47	45,685	29
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1, 2.568%, 3/25/37	913,200	728
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1, 3.648%, 2/25/37	48,631	39
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.719%, 7/25/36	861,155	712
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 3.202%, 4/25/36	431,584	352
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 5.143%, 7/25/36	14,545	12
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 6.121%, 11/25/37	481,784	381

Total Structured Products
(Cost: $14,080)		13,993

	Short-Term Investments (0.2%)	Shares/ $ Par	Value $ (000’s)

	Government (0.2%)
(b)	US Treasury Bill, 0.16%, 7/28/11	321,000	321

	Total Short-Term Investments
	(Cost: $321)		321

	Total Investments (95.3%)
	(Cost: $162,126)(a)		168,901

	Other Assets, Less
	Liabilities (4.7%)		8,241

	Net Assets (100.0%)		177,142

Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011 the value of these securities (in thousands) was $32,243 representing 18.2% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

AGM — Assured Guaranty Municipal Corp.

FGIC — Financial Guaranty Insurance Co.

NATL-RE — National Public Finance Guarantee Corp.

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $162,126 and the net unrealized appreciation of investments based on that cost was $6,775 which is comprised of $8,144 aggregate gross unrealized appreciation and $1,369 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Futures (Long) (Total Notional Value at March 31, 2011, $12,925)	52	9/11	$15
90 Day Euro $ Commodity Futures (Long) (Total Notional Value at March 31, 2011, $45,731)	185	3/12	123

(c) PIK — Payment In Kind

(h)	Forward foreign currency contracts outstanding on March 31, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Westpac Banking	AUD	182	4/11	$10		$-	$10
Sell	Citibank, N.A.	BRL	3,580	6/11	-		(49)	(49)
Buy	BNP Paribas S.A.	CAD	461	6/11	4		-	4
Sell	BNP Paribas S.A.	CAD	3,730	6/11	-		(24)	(24)
Sell	Credit Suisse International	CAD	368	6/11	-		(3)	(3)
Buy	JP Morgan Chase Bank, N.A.	CNY	27,170	2/12	39		-	39
Sell	HSBC Bank USA	CNY	16,828	2/12	-		(7)	(7)
Buy	BNP Paribas S.A.	EUR	679	4/11	18		-	18
Buy	Citibank, N.A.	EUR	550	4/11	39		-	39
Buy	Royal Bank of Scotland PLC	EUR	2,526	4/11	148		-	148
Buy	Citibank, N.A.	EUR	238	5/11	1		-	1
Sell	Citibank, N.A.	EUR	98	4/11	-		(6)	(6)
Sell	Royal Bank of Scotland PLC	EUR	493	4/11	-		(21)	(21)
Sell	Royal Bank of Scotland PLC	EUR	18,623	5/11	-		(740)	(740)
Sell	Bank of America, N.A.	GBP	2,019	6/11	6		-	6
Sell	HSBC Bank USA	IDR	21,552,000	7/11	-		(20)	(20)
Buy	Barclays Bank PLC	INR	37,368	8/11	21		-	21
Buy	Barclays Bank PLC	KRW	134,600	5/11	3		-	3
Buy	Citibank, N.A.	KRW	790,000	5/11	13		-	13
Buy	Goldman Sachs International	KRW	108,468	5/11	3		-	3
Buy	HSBC Bank USA	KRW	254,000	5/11	5		-	5
Buy	JP Morgan Chase Bank, N.A.	KRW	1,106,100	5/11	29		-	29
Buy	Royal Bank of Scotland PLC	KRW	509,000	5/11	13		-	13
Sell	HSBC Bank USA	KRW	1,129,000	5/11	-		(27)	(27)
Buy	Citibank, N.A.	MXN	192	7/11	-	(m)	-	- (m)
Buy	HSBC Bank USA	MXN	22,251	7/11	62		-	62
Sell	Citibank, N.A.	MXN	3,675	7/11	-		(6)	(6)
Sell	Citibank, N.A.	PHP	1,148	6/11	-		- (m)	- (m)
Buy	JP Morgan Chase Bank, N.A.	SGD	230	6/11	6		-	6
Buy	Barclays Bank PLC	SGD	1,015	9/11	12		-	12
Buy	Citibank, N.A.	SGD	400	9/11	4		-	4
Buy	JP Morgan Chase Bank, N.A.	SGD	200	9/11	2		-	2
Buy	Royal Bank of Scotland PLC	SGD	200	9/11	3		-	3
Buy	HSBC Bank USA	TRY	492	7/11	3		-	3

Multi-Sector Bond Portfolio

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	JP Morgan Chase Bank, N.A.	TRY	484	7/11	$-	$(7)	$(7)
Sell	JP Morgan Chase Bank, N.A.	ZAR	99	7/11	-	- (m)	- (m)

					$444	$(910)	$(466)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CNY — China Yuan Renminbi

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican New Peso

PHP — Philippines Peso

SGD — Singapore Dollar

TRY — Turkish Lira

ZAR — South African Rand

(i)	Written options outstanding on March 31, 2011.

Options on exchange traded futures contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000's)
Call — CBOT US Ten Year Treasury Note	$123.00	4/11	29	$(1)
Put — CBOT US Ten Year Treasury Note	118.50	4/11	29	(16)

(Premiums Received $24)				$(17)

CBOT — Chicago Board of Trade

Options on over-the-counter swaps

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Value (000’s)
Put — OTC 3-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.75%	6/12	3,700	$ (55)
Put — OTC 2-Year Interest Rate Swap	Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	2.25%	9/12	1,800	(25)

(Premiums Received $50)							$(80)

OTC — Over-the-Counter

(j)	Swap agreements outstanding on March 31, 2011.

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD LIBOR	Citibank N.A.	Receive	3.50%	6/21	USD	7,000	$(113)
3-Month USD LIBOR	HSBC Bank USA	Receive	3.50%	6/21	USD	6,000	(14)
3-Month USD LIBOR	Morgan Stanley Capital Services, Inc.	Receive	3.50%	6/21	USD	4,000	(10)
Brazil Cetip Interbank Deposit	Goldman Sachs International	Pay	11.36%	1/12	BRL	18,000	184
Brazil Cetip Interbank Deposit	JP Morgan Chase Bank, N.A.	Pay	11.14%	1/12	BRL	6,000	82
Brazil Cetip Interbank Deposit	BNP Paribas S.A.	Pay	11.88%	1/13	BRL	700	2
Brazil Cetip Interbank Deposit	HSBC Bank USA	Pay	12.12%	1/14	BRL	200	(1)

							$130

Multi-Sector Bond Portfolio

Credit Default Swaps

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
American International Group, Inc., 6.25%, 5/1/36	UBS AG	Sell	5.00%	9/12 USD	300	$37
American International Group, Inc., 6.25%, 5/1/36	UBS AG	Sell	5.00%	9/14 USD	100	22
BP Capital Markets America, Inc., 4.20%, 6/15/18	Goldman Sachs International	Sell	1.00%	6/15 USD	500	5
BP Capital Markets America, Inc., 4.20%, 6/15/18	Goldman Sachs International	Sell	5.00%	6/15 USD	200	32
BP Capital Markets America, Inc., 4.20%, 6/15/18	Goldman Sachs International	Sell	5.00%	9/15 USD	100	17
BP Capital Markets America, Inc., 4.20%, 6/15/18	HSBC Bank USA	Sell	1.00%	9/11 USD	100	3
BP Capital Markets America, Inc., 4.20%, 6/15/18	JP Morgan Chase Bank, N.A.	Sell	5.00%	9/11 USD	100	3
BP Capital Markets America, Inc., 4.20%, 6/15/18	JP Morgan Chase Bank, N.A.	Sell	5.00%	6/15 USD	100	15
Brazilian Government International Bond, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	12/15 USD	1,200	(3)
Brazilian Government International Bond, 12.25%, 3/6/30	Morgan Stanley Capital Services, Inc.	Sell	1.00%	12/12 USD	700	2
Credit Default Index (CDX) Emerging Markets Index, Series 13	Barclays Bank PLC	Sell	5.00%	6/15 USD	2,500	18
CDX Emerging Markets Index, Series 13	HSBC Bank USA	Sell	5.00%	6/15 USD	1,200	36
CDX Emerging Markets Index, Series 13	Morgan Stanley Capital Services, Inc.	Sell	5.00%	6/15 USD	300	2
CDX Emerging Markets Index, Series 14	Barclays Bank PLC	Sell	5.00%	12/15 USD	200	3
CDX Emerging Markets Index, Series 14	HSBC Bank USA	Sell	5.00%	12/15 USD	200	2
CDX Emerging Markets Index, Series 14	Morgan Stanley Capital Services, Inc.	Sell	5.00%	12/15 USD	200	1
CDX North America (NA) High Yield Index, Series 15	Citibank N.A.	Sell	5.00%	12/15 USD	700	25
CDX NA Investment Grade Index, Series 15	BNP Paribas S.A.	Sell	1.00%	12/15 USD	100	1
CDX NA Investment Grade Index, Series 15	Morgan Stanley Capital Services, Inc.	Sell	1.00%	12/15 USD	9,200	94
Codelco, Inc., 7.50%, 1/15/19	Barclays Bank PLC	Sell	1.00%	12/11 USD	600	3
Conti-Gummi Finance BV, 8.50%, 7/15/15	Barclays Bank PLC	Sell	5.00%	12/13 EUR	400	56
Dow Jones CDX NA High Yield Index, Series 9	Morgan Stanley Capital Services, Inc.	Sell	3.75%	12/12 USD	4,300	241
Markit MCDX Index, Series 15	Goldman Sachs International	Sell	1.00%	12/15 USD	1,200	34
Morgan Stanley, 6.60%, 4/1/12	JP Morgan Chase Bank, N.A.	Sell	1.00%	9/11 USD	900	7
Petrobras International Finance Co., 8.375%, 12/10/18	JP Morgan Chase Bank, N.A.	Sell	1.00%	9/11 USD	200	-	(m)
Petrobras International Finance Co., 8.375%, 12/10/18	JP Morgan Chase Bank, N.A.	Sell	1.00%	12/12 USD	5,600	18
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services, Inc.	Sell	1.00%	12/12 USD	1,600	12
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services, Inc.	Sell	1.00%	9/15 USD	200	4
Philippine Government International Bond, 10.625%, 3/16/25	Morgan Stanley Capital Services, Inc.	Sell	2.44%	9/17 USD	100	6
Republic of China, 4.75%, 10/29/13	Barclays Bank PLC	Sell	1.00%	6/11 USD	900	1
Republic of China, 4.75%, 10/29/13	Barclays Bank PLC	Sell	1.00%	9/15 USD	100	1
Republic of China, 4.75%, 10/29/13	Barclays Bank PLC	Sell	1.00%	9/15 USD	200	1
Republic of China, 4.75%, 10/29/13	BNP Paribas S.A.	Sell	1.00%	9/15 USD	100	1
Republic of China, 4.75%, 10/29/13	HSBC Bank USA	Sell	1.00%	9/15 USD	100	1
Republic of China, 4.75%, 10/29/13	Morgan Stanley Capital Services, Inc.	Sell	1.00%	9/15 USD	200	2

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Republic of China, 4.75%, 10/29/13	Royal Bank of Scotland PLC	Sell	1.00%	9/15 USD	100	$1
Republic of China, 4.75%, 10/29/13	Royal Bank of Scotland PLC	Sell	1.00%	9/15 USD	200	1
TNK-BP Finance SA, 7.50%, 7/18/16	HSBC Bank USA	Sell	1.00%	12/12 USD	700	11

						$716

(k)	Securities with an aggregate value of $36,218 (in thousands) have been pledged as collateral for swap contracts outstanding and written options on March 31, 2011.

(m)	Amount is less than one thousand.

(n)	At March 31, 2011 portfolio securities with an aggregate value of $1,154 (in thousands) were valued with reference to securities whose values are more readily available.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Bonds	$-	$34,861	$-
Municipal Bonds	-	8,648	-
Corporate Bonds	-	111,078	-
Structured Products	-	13,993	-
Short-Term Investments	-	321	-
Other Financial Instruments^
Futures	138	-	-
Forward Currency Contracts	-	444	-
Interest Rate Swaps	-	268	-
Credit Default Swaps	-	708	11
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(910)	-
Written Options	-	(97)	-
Interest Rate Swaps	-	(138)
Credit Default Swaps	-	(3)	-
Total	$138	$169,173	$11

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Balanced Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Domestic Common Stocks and Warrants (38.9%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (27.1%)

	Consumer Discretionary (3.5%)
	Abercrombie & Fitch Co. - Class A	71,600	4,203
*	Amazon.com, Inc.	31,300	5,638
	Coach, Inc.	96,000	4,996
*	DIRECTV - Class A	116,500	5,452
*	Discovery Communications, Inc.	103,200	3,634
*	Ford Motor Co.	92,100	1,373
	The Home Depot, Inc.	129,900	4,814
	Johnson Controls, Inc.	143,800	5,978
	Kohl’s Corp.	66,600	3,532
*	Las Vegas Sands Corp.	66,700	2,816
	Limited Brands, Inc.	229,400	7,543
	Marriott International, Inc. - Class A	164,700	5,860
	McDonald’s Corp.	114,300	8,697
	NIKE, Inc. - Class B	31,500	2,384
*	Priceline.com, Inc.	10,800	5,470
	Target Corp.	105,600	5,281
	The Walt Disney Co.	92,800	3,999

	Total		81,670

	Consumer Staples (2.1%)
	The Coca-Cola Co.	205,900	13,662
	Costco Wholesale Corp.	108,500	7,955
	CVS Caremark Corp.	124,200	4,263
*	Hansen Natural Corp.	51,100	3,078
	Kimberly-Clark Corp.	38,400	2,506
	Mead Johnson Nutrition Co.	90,200	5,225
	Philip Morris International, Inc.	187,600	12,312

	Total		49,001

	Energy (3.4%)
	Anadarko Petroleum Corp.	69,000	5,653
	Chevron Corp.	27,100	2,911
	ConocoPhillips	35,900	2,867
	Exxon Mobil Corp.	266,200	22,395
	Halliburton Co.	175,300	8,737
*	Kinder Morgan Energy Partners LP	21,500	1,593
	Occidental Petroleum Corp.	56,000	5,852
	Petroleo Brasileiro SA, ADR	142,100	5,745
	Schlumberger, Ltd.	147,800	13,784
*	Weatherford International, Ltd.	405,800	9,171

	Total		78,708

	Financials (1.6%)
	American Express Co.	142,400	6,436
	CME Group, Inc. - Class A	8,000	2,412

	Domestic Common Stocks and Warrants (38.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Goldman Sachs Group, Inc.	17,000	2,694
	HCP, Inc.	66,200	2,512
	Invesco, Ltd.	379,300	9,695
	JPMorgan Chase & Co.	65,500	3,019
	MetLife, Inc.	107,100	4,791
	New York Community Bancorp, Inc.	141,300	2,439
	Wells Fargo & Co.	84,600	2,682

	Total		36,680

	Health Care (2.8%)
	Abbott Laboratories	12,400	608
*	Alexion Pharmaceuticals, Inc.	24,900	2,457
	Allergan, Inc.	75,600	5,369
	AmerisourceBergen Corp.	279,100	11,041
	Bristol-Myers Squibb Co.	197,600	5,223
*	Celgene Corp.	68,200	3,924
	Covidien PLC	78,300	4,067
*	Express Scripts, Inc.	184,000	10,232
*	Intuitive Surgical, Inc.	15,800	5,269
	Johnson & Johnson	30,200	1,789
	Merck & Co., Inc.	74,500	2,459
	Pfizer, Inc.	143,300	2,910
	Teva Pharmaceutical Industries, Ltd., ADR	102,800	5,158
*	Thermo Fisher Scientific, Inc.	86,700	4,816

	Total		65,322

	Industrials (3.5%)
	Caterpillar, Inc.	66,400	7,394
	Cummins, Inc.	67,600	7,410
	Danaher Corp.	153,800	7,982
	Dover Corp.	160,100	10,525
	FedEx Corp.	53,900	5,042
	Honeywell International, Inc.	148,250	8,852
	Illinois Tool Works, Inc.	114,900	6,172
	PACCAR, Inc.	107,900	5,649
	Pitney Bowes, Inc.	103,900	2,669
	Precision Castparts Corp.	27,800	4,092
	Union Pacific Corp.	47,150	4,636
	United Parcel Service, Inc. - Class B	60,800	4,519
	United Technologies Corp.	64,050	5,422

	Total		80,364

	Information Technology (7.4%)
*	Apple, Inc.	81,200	28,294
*	Baidu, Inc., ADR	22,300	3,073
	Broadcom Corp. - Class A	116,600	4,592
	Cisco Systems, Inc.	627,800	10,767
*	Citrix Systems, Inc.	82,300	6,046
*	Cognizant Technology Solutions Corp. - Class A	103,400	8,417

Balanced Portfolio

	Domestic Common Stocks and Warrants (38.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	EMC Corp.	181,600	4,821
*	Google, Inc. - Class A	23,900	14,010
	Hewlett-Packard Co.	222,600	9,120
	Intel Corp.	203,400	4,102
	International Business Machines Corp.	109,600	17,872
*	Juniper Networks, Inc.	122,400	5,151
	MasterCard, Inc. - Class A	19,800	4,984
	Microsoft Corp.	568,500	14,417
*	NetApp, Inc.	33,100	1,595
	Nokia Corp., ADR	173,400	1,476
	Oracle Corp.	394,300	13,158
	Paychex, Inc.	70,400	2,208
	QUALCOMM, Inc.	163,600	8,970
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	199,500	2,430
	Western Union Co.	358,500	7,446

	Total		172,949

	Materials (1.2%)
	Freeport-McMoRan Copper & Gold, Inc.	106,400	5,911
	Goldcorp, Inc.	58,500	2,913
*	LyondellBasell Industries NV - Class A	128,700	5,090
	Potash Corp. of Saskatchewan, Inc.	60,300	3,553
	Praxair, Inc.	83,500	8,484
	Southern Copper Corp.	33,600	1,353

	Total		27,304

	Telecommunication Services (0.9%)
*	American Tower Corp. - Class A	146,300	7,581
	AT&T, Inc.	88,500	2,708
	CenturyLink, Inc.	60,200	2,501
	China Mobile, Ltd., ADR	49,900	2,308
	Deutsche Telekom AG, ADR	51,100	788
	France Telecom SA, ADR	30,800	693
	Telstra Corp., Ltd., ADR	72,400	1,046
	Verizon Communications, Inc.	74,100	2,856
	Vodafone Group PLC, ADR	36,500	1,049

	Total		21,530

	Utilities (0.7%)
	Ameren Corp.	89,000	2,498
	American Electric Power Co., Inc.	69,100	2,428
	CenterPoint Energy, Inc.	152,800	2,683
	Consolidated Edison, Inc.	49,100	2,490
	Exelon Corp.	59,200	2,442
	PPL Corp.	97,100	2,457
	Southern Co.	63,400	2,416

	Total		17,414

	Total Large Cap Common Stocks		630,942

	Domestic Common Stocks and Warrants (38.9%)	Shares/ $ Par	Value $ (000’s)

	Mid Cap Common Stocks (8.3%)

	Consumer Discretionary (1.7%)
*	Bed Bath & Beyond, Inc.	57,900	2,795
*	BorgWarner, Inc.	24,200	1,929
*	Charter Communications, Inc. - Class A	19,643	995
	Chico’s FAS, Inc.	190,500	2,838
	DeVry, Inc.	72,400	3,987
*	Dollar Tree, Inc.	51,900	2,882
	Fortune Brands, Inc.	6,400	396
*	GameStop Corp. - Class A	82,700	1,862
*	Jack in the Box, Inc.	115,388	2,617
*	Lamar Advertising Co. - Class A	67,200	2,482
	Macy’s, Inc.	41,600	1,009
	The McGraw-Hill Cos., Inc.	41,400	1,631
*	MGM Resorts International	129,300	1,700
	Nordstrom, Inc.	57,900	2,599
*	O’Reilly Automotive, Inc.	116,100	6,671
*	Penn National Gaming, Inc.	67,400	2,498

	Total		38,891

	Consumer Staples (0.1%)
*	Ralcorp Holdings, Inc.	23,400	1,601

	Total		1,601

	Energy (0.6%)
*	Cameron International Corp.	58,300	3,329
	Cimarex Energy Co.	27,700	3,192
*	Denbury Resources, Inc.	112,700	2,750
*	FMC Technologies, Inc.	27,500	2,598
*	Forest Oil Corp.	56,700	2,145

	Total		14,014

	Financials (0.6%)
	Assured Guaranty, Ltd.	91,700	1,366
*	CB Richard Ellis Group, Inc. - Class A	89,500	2,390
	DuPont Fabros Technology, Inc.	64,000	1,552
*	IntercontinentalExchange, Inc.	25,700	3,175
	Lazard, Ltd. - Class A	39,600	1,646
*	MBIA, Inc.	141,600	1,422
	Raymond James Financial, Inc.	75,100	2,872

	Total		14,423

	Health Care (1.1%)
*	Cerner Corp.	44,400	4,937
*	Charles River Laboratories International, Inc.	39,700	1,524
*	Covance, Inc.	29,700	1,625
*	DaVita, Inc.	34,700	2,967
*	Immucor, Inc.	185,724	3,674
*	Mettler-Toledo International, Inc.	24,100	4,145

Balanced Portfolio

	Domestic Common Stocks and Warrants (38.9%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Pharmaceutical Product Development, Inc.	213,000	5,902

	Total		24,774

	Industrials (1.2%)
	Cooper Industries PLC - Class A	26,900	1,746
*	Corrections Corp. of America	103,800	2,533
	Expeditors International of Washington, Inc.	57,600	2,888
*	Foster Wheeler AG	171,600	6,455
	Joy Global, Inc.	19,600	1,937
	MSC Industrial Direct Co., Inc. - Class A	54,600	3,738
	Republic Services, Inc.	50,100	1,505
	Robert Half International, Inc.	73,200	2,240
	Roper Industries, Inc.	48,700	4,211

	Total		27,253

	Information Technology (2.4%)
*	Alliance Data Systems Corp.	46,200	3,968
	Amphenol Corp. - Class A	131,700	7,163
*	Autodesk, Inc.	81,700	3,604
	Avago Technologies, Ltd.	207,200	6,444
*	BMC Software, Inc.	137,800	6,854
*	Check Point Software Technologies, Ltd.	45,300	2,312
	FactSet Research Systems, Inc.	9,000	943
	Global Payments, Inc.	66,400	3,248
*	Marvell Technology Group, Ltd.	168,400	2,619
	Microchip Technology, Inc.	131,800	5,010
*	Monster Worldwide, Inc.	47,800	760
	Siliconware Precision Industries Co., ADR	671,400	4,055
*	Skyworks Solutions, Inc.	68,500	2,221
*	VeriFone Systems, Inc.	77,700	4,270
*	Zebra Technologies Corp. - Class A	94,400	3,704

	Total		57,175

	Materials (0.3%)
	Ecolab, Inc.	43,200	2,204
*	Owens-Illinois, Inc.	100,200	3,025
*	Solutia, Inc.	65,649	1,668
*	Titanium Metals Corp.	83,900	1,559

	Total		8,456

	Telecommunication Services (0.3%)
*	NII Holdings, Inc.	51,200	2,133
*	SBA Communications Corp. - Class A	78,700	3,123
	Windstream Corp.	195,500	2,516

	Total		7,772

	Total Mid Cap Common Stocks		194,359

	Domestic Common Stocks and Warrants (38.9%)	Shares/ $ Par	Value $ (000’s)

	Small Cap Common Stocks (3.5%)

	Consumer Discretionary (0.4%)
*	American Public Education, Inc.	17,750	718
*	Bally Technologies, Inc.	15,800	598
*	Bravo Brio Restaurant Group, Inc.	48,550	859
*	Deckers Outdoor Corp.	7,250	625
*	Dex One Corp.	12,630	61
*	Genesco, Inc.	22,200	892
*	Grand Canyon Education, Inc.	18,700	271
*	Kirkland’s, Inc.	53,400	825
*	LKQ Corp.	58,650	1,414
	Monro Muffler Brake, Inc.	35,400	1,168
	P.F. Chang’s China Bistro, Inc.	8,300	383
*	Shuffle Master, Inc.	38,150	407
*	Ulta Salon, Cosmetics & Fragrance, Inc.	26,050	1,254
*	Vera Bradley, Inc.	18,200	768

	Total		10,243

	Consumer Staples (0.2%)
*	Heckmann Corp.	118,300	775
*	Primo Water Corp.	30,505	374
*	TreeHouse Foods, Inc.	25,800	1,467
*	United Natural Foods, Inc.	23,100	1,035

	Total		3,651

	Energy (0.3%)
*	Brigham Exploration Co.	34,900	1,297
	CARBO Ceramics, Inc.	8,750	1,235
*	Carrizo Oil & Gas, Inc.	36,250	1,339
*	Gulfport Energy Corp.	9,700	351
	Lufkin Industries, Inc.	4,898	458
*	Superior Energy Services, Inc.	24,700	1,013
*	Swift Energy Co.	18,900	806

	Total		6,499

	Financials (0.3%)
	Boston Private Financial Holdings, Inc.	80,700	571
	Digital Realty Trust, Inc.	11,147	648
	East West Bancorp, Inc.	23,100	507
	Greenhill & Co., Inc.	4,550	299
	Market Vectors Junior Gold Miners ETF	20,900	820
*	MF Global Holdings, Ltd.	95,500	791
	MFA Financial, Inc.	85,653	702
*	Netspend Holdings, Inc.	50,900	536
*	Portfolio Recovery Associates, Inc.	19,950	1,698
	Synovus Financial Corp.	532,950	1,279

	Total		7,851

	Health Care (0.4%)
*	Align Technology, Inc.	35,650	730

Balanced Portfolio

	Domestic Common Stocks and Warrants (38.9%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	American Medical Systems Holdings, Inc.	38,750	838
*	DexCom, Inc.	89,491	1,389
*	Exact Sciences Corp.	53,550	394
*	Fluidigm Corp.	20,100	288
*	Illumina, Inc.	11,650	816
*	IPC The Hospitalist Co.	31,650	1,437
*	MAP Pharmaceuticals, Inc.	20,300	280
	Masimo Corp.	17,917	593
*	Natus Medical, Inc.	27,900	469
*	Nektar Therapeutics	25,500	241
*	NxStage Medical, Inc.	33,650	740
*	PSS World Medical, Inc.	21,350	580
*	Volcano Corp.	15,850	406
*	Zoll Medical Corp.	12,600	565

	Total		9,766

	Industrials (0.7%)
	Actuant Corp. - Class A	33,800	980
*	Chart Industries, Inc.	9,300	512
*	GrafTech International, Ltd.	40,150	828
*	Higher One Holdings, Inc.	35,850	518
*	Hub Group, Inc. - Class A	44,200	1,600
*	The Keyw Holding Corp.	38,800	476
	Knight Transportation, Inc.	117,609	2,264
	Knoll, Inc.	33,787	708
*	Oshkosh Corp.	29,750	1,053
*	Polypore International, Inc.	19,850	1,143
	Resources Connection, Inc.	38,850	753
	Snap-on, Inc.	15,500	931
	Tennant Co.	14,450	607
*	Titan Machinery, Inc.	24,300	614
*	TransDigm Group, Inc.	17,450	1,463
	Valmont Industries, Inc.	3,900	407
*	WESCO International, Inc.	14,049	878

	Total		15,735

	Information Technology (1.0%)
*	Advanced Energy Industries, Inc.	55,728	911
*	Ancestry.com, Inc.	22,950	814
*	Calix, Inc.	51,950	1,055
*	Cardtronics, Inc.	50,250	1,023
*	Concur Technologies, Inc.	17,850	990
*	Cornerstone OnDemand, Inc.	10,300	188
*	DG Fastchannel, Inc.	18,400	593
*	Dice Holdings, Inc.	62,850	950
*	Diodes, Inc.	26,050	887
*	Equinix, Inc.	10,973	1,000
*	EZchip Semiconductor, Ltd.	11,800	350
*	Finisar Corp.	20,150	496
*	Hittite Microwave Corp.	2,500	159
*	InterXion Holding NV	7,500	97
*	Intralinks Holdings, Inc.	12,100	324
*	Microsemi Corp.	37,700	781
	MKS Instruments, Inc.	24,550	817
*	Nanometrics, Inc.	21,700	392
	Pegasystems, Inc.	19,350	734

	Domestic Common Stocks and Warrants (38.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	RightNow Technologies, Inc.	33,166	1,038
*	Riverbed Technology, Inc.	15,850	597
*	Sourcefire, Inc.	53,950	1,484
*	SPS Commerce, Inc.	37,900	588
*	SuccessFactors, Inc.	26,100	1,020
*	Synchronoss Technologies, Inc.	39,500	1,373
*	Taleo Corp. - Class A	11,700	417
*	The Ultimate Software Group, Inc.	25,250	1,483
*	VanceInfo Technologies, Inc., ADR	22,271	699
*	VASCO Data Security International, Inc.	32,100	441
*	VistaPrint NV	24,350	1,264

	Total		22,965

	Materials (0.1%)
	Balchem Corp.	13,161	494
	Kronos Worldwide, Inc.	23,600	1,379

	Total		1,873

	Other Holdings (0.1%)
	iShares Nasdaq Biotechnology Index Fund	9,100	911
	SPDR Metals & Mining ETF	17,350	1,289

	Total		2,200

	Telecommunication Services (0.0%)
	AboveNet, Inc.	11,900	772

	Total		772

	Total Small Cap Common Stocks		81,555

	Total Domestic Common Stocks and Warrants
	(Cost: $731,625)		906,856

	Foreign Common Stocks (5.6%)

	Other Holdings (5.6%)
	iShares MSCI EAFE Index Fund	807,000	48,493
	iShares MSCI Japan Index Fund	500,000	5,155
	Vanguard Emerging Markets ETF	1,561,000	76,364

	Total Foreign Common Stocks
	(Cost: $121,839)		130,012

	Preferred Stocks (0.1%)

	Finance Services (0.1%)
	Ally Financial, Inc, 8.50%, 5/15/16	31,671	789
	Ally Financial, Inc., 7.00%, 12/31/11 144A	357	332

Balanced Portfolio

Preferred Stocks (5.6%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
GMAC Capital Trust I, 8.125%, 2/15/40	11,788	300

Total Preferred Stocks
(Cost: $1,404)		1,421

Investment Grade Segment (11.4%)

Aerospace/Defense (0.2%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	180,000	202
Goodrich Corp., 4.875%, 3/1/20	85,000	89
L-3 Communications Corp., 5.20%, 10/15/19	50,000	52
Lockheed Martin Corp., 6.15%, 9/1/36	1,320,000	1,437
Meccanica Holdings USA, 6.25%, 7/15/19 144A	455,000	477
Meccanica Holdings USA, 6.25%, 1/15/40 144A	450,000	415
Northrop Grumman Corp., 3.50%, 3/15/21	1,165,000	1,080

Total		3,752

Auto Manufacturing (0.2%)
American Honda Finance Corp., 2.50%, 9/21/15 144A	795,000	781
American Honda Finance Corp., 3.50%, 3/16/15 144A	535,000	550
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	1,365,000	1,355
PACCAR Financial Corp., 1.95%, 12/17/12	170,000	173
PACCAR, Inc., 6.875%, 2/15/14	170,000	194
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	730,000	719

Total		3,772

Banking (4.0%)
ABN Amro Bank NV, 2.071%, 1/30/14 144A	8,500,000	8,505
Ameriprise Financial, Inc., 5.30%, 3/15/20	50,000	53
Bank of America Corp., 3.625%, 3/17/16	580,000	572
Bank of America Corp., 5.625%, 7/1/20	155,000	159
Bank of America Corp., 5.75%, 12/1/17	870,000	917
Bank of America Corp., 6.00%, 9/1/17	830,000	890
Bank of New York Mellon Corp., 2.50%, 1/15/16	310,000	308
Barclays Bank PLC, 2.50%, 9/21/15 144A	3,000,000	2,910
Barclays Bank PLC, 5.00%, 9/22/16	100,000	106
Barclays Bank PLC, 6.05%, 12/4/17 144A	140,000	146
BNP Paribas, 7.195%, 12/31/49 144A	300,000	288
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	6,000,000	5,766
Canadian Imperial Bank of Commerce, 2.60%, 7/2/15 144A	2,480,000	2,494
Cie de Financement Foncier, 2.50%, 9/16/15 144A	2,000,000	1,937
Citigroup, Inc., 4.75%, 5/19/15	2,450,000	2,568
Citigroup, Inc., 6.125%, 11/21/17	1,045,000	1,139
Countrywide Financial Corp., 5.80%, 6/7/12	730,000	768
Credit Agricole SA/London, 6.637%, 12/31/49 144A	310,000	277
Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	105,000	102
Credit Suisse of New York, 4.375%, 8/5/20	1,720,000	1,680
DnB NOR Boligkreditt, 2.10%, 10/14/15 144A	4,300,000	4,162

Investment Grade Segment (11.4%)	Shares/ $ Par	Value $ (000’s)

Banking continued
DnB NOR Boligkreditt, 2.90%, 3/29/16 144A	2,000,000	1,988
Eksportfinans ASA, 2.00%, 9/15/15	4,000,000	3,913
The Goldman Sachs Group, Inc., 3.70%, 8/1/15	270,000	272
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	100,000	107
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	835,000	905
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	50,000	55
HSBC Bank PLC, 4.75%, 1/19/21 144A	380,000	378
HSBC Capital Funding LP, 4.61%, 12/31/49 144A	405,000	392
HSBC Holdings PLC, 5.10%, 4/5/21	1,380,000	1,387
JPMorgan Chase & Co., 3.45%, 3/1/16	1,560,000	1,554
JPMorgan Chase & Co., 4.25%, 10/15/20	2,690,000	2,571
JPMorgan Chase & Co., 6.00%, 1/15/18	540,000	592
JPMorgan Chase & Co., 7.90%, 4/29/49	275,000	301
KeyCorp, 5.10%, 3/24/21	430,000	427
Lloyds TSB Bank PLC, 2.653%, 1/24/14	5,000,000	5,126
Merrill Lynch & Co., 6.22%, 9/15/26	375,000	373
Merrill Lynch & Co., 6.40%, 8/28/17	2,185,000	2,382
Morgan Stanley, 3.45%, 11/2/15	1,160,000	1,140
Morgan Stanley, 5.55%, 4/27/17	700,000	736
Morgan Stanley, 5.95%, 12/28/17	1,590,000	1,708
Morgan Stanley, 7.30%, 5/13/19	60,000	67
National Australia Bank, Ltd., 2.75%, 9/28/15 144A	1,185,000	1,165
Nationwide Building Society, 2.50%, 8/17/12 144A	4,175,000	4,272
NB Capital Trust IV, 8.25%, 4/15/27	180,000	185
Nordea Bank AB, 4.875%, 1/27/20 144A	320,000	327
Nordea Bank AB, 4.875%, 1/14/21 144A	200,000	203
PNC Funding Corp., 4.375%, 8/11/20	995,000	990
Regions Financial Corp., 5.75%, 6/15/15	630,000	642
The Royal Bank of Scotland PLC, 6.125%, 1/11/21	1,195,000	1,228
Santander US Debt SA Unipersonal, 3.724%, 1/20/15 144A	760,000	735
Sparebanken 1 Boligkreditt, 1.25%, 10/25/13 144A	4,050,000	4,008
State Street Corp., 2.875%, 3/7/16	1,170,000	1,162
SunTrust Banks, Inc., 6.00%, 9/11/17	405,000	446
Swedbank AB, 2.90%, 1/14/13 144A	7,900,000	8,111
The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	1,270,000	1,255
U.S. Bancorp, 3.442%, 2/1/16	1,090,000	1,087
U.S. Bancorp, 4.20%, 5/15/14	170,000	181
UBS Preferred Funding Trust V, 6.243%, 12/31/49	200,000	197
USB Capital XIII Trust, 6.625%, 12/15/39	190,000	199
Wachovia Corp., 5.75%, 2/1/18	215,000	237
Wells Fargo & Co., 3.676%, 6/15/16	2,465,000	2,480
Wells Fargo & Co., 4.60%, 4/1/21	715,000	707
Wells Fargo & Co., 7.98%, 12/31/49	255,000	279
Westpac Banking Corp., 3.00%, 8/4/15	865,000	863

Total		93,080

Beverage/Bottling (0.2%)
Anheuser-Busch Cos., 4.50%, 4/1/18	40,000	41
Anheuser-Busch Cos., 5.75%, 4/1/36	255,000	263
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	780,000	837

Balanced Portfolio

Investment Grade Segment (11.4%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,020,000	1,388
The Coca-Cola Co., 3.15%, 11/15/20	775,000	721
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	245,000	291
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	145,000	178
PepsiCo, Inc., 3.125%, 11/1/20	755,000	696
PepsiCo, Inc., 7.90%, 11/1/18	80,000	101

Total		4,516

Cable/Media/Broadcasting/Satellite (0.6%)
Comcast Corp., 6.95%, 8/15/37	1,105,000	1,203
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	2,305,000	2,310
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.875%, 10/1/19	600,000	649
Gannett Co., Inc., 6.375%, 9/1/15 144A	355,000	369
Gannett Co., Inc., 7.125%, 9/1/18 144A	445,000	446
Historic TW, Inc., 6.625%, 5/15/29	580,000	619
Historic TW, Inc., 6.875%, 6/15/18	195,000	224
NBCUniveral Media LLC, 2.875%, 4/1/16 144A	1,900,000	1,856
News America, Inc., 4.50%, 2/15/21 144A	1,170,000	1,146
News America, Inc., 6.90%, 8/15/39	120,000	130
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,250
Time Warner Cable, Inc., 4.125%, 2/15/21	380,000	355
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	2,034
Time Warner, Inc., 4.75%, 3/29/21	790,000	785
Time Warner, Inc., 6.25%, 3/29/41	630,000	626

Total		14,002

Conglomerate/Diversified Manufacturing (0.2%)
The Dow Chemical Co., 7.60%, 5/15/14	460,000	531
E.I. du Pont de Nemours & Co., 2.75%, 4/1/16	920,000	914
E.I. du Pont de Nemours & Co., 3.625%, 1/15/21	195,000	185
Eastman Chemical Co., 7.25%, 1/15/24	85,000	99
Honeywell International, Inc., 5.30%, 3/1/18	790,000	875
Monsanto Co., 5.125%, 4/15/18	55,000	60
Potash Corp. of Saskatchewan, Inc., 3.25%, 12/1/17	725,000	709
PPG Industries, Inc., 3.60%, 11/15/20	235,000	221
United Technologies Corp., 5.375%, 12/15/17	1,185,000	1,333

Total		4,927

Consumer Products (0.1%)
Colgate-Palmolive Co., 2.95%, 11/1/20	445,000	414
Colgate-Palmolive Co., 4.20%, 5/15/13	280,000	298
Fortune Brands, Inc., 5.375%, 1/15/16	950,000	1,009
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	689
Unilever Capital Corp., 2.75%, 2/10/16	1,090,000	1,094

Total		3,504

Electric Utilities (0.9%)
Alabama Power Co., 3.375%, 10/1/20	420,000	396
Ameren Corp., 8.875%, 5/15/14	300,000	345
Appalachian Power Co., 4.60%, 3/30/21	775,000	764
Arizona Public Service Co., 8.75%, 3/1/19	95,000	120

Investment Grade Segment (11.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Bruce Mansfield Unit, 6.85%, 6/1/34	500,364	525
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	459
Commonwealth Edison Co., 4.00%, 8/1/20	410,000	396
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	117
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	118
Connecticut Light & Power Co., 5.65%, 5/1/18	150,000	167
The Detroit Edison Co., 3.45%, 10/1/20	410,000	386
DTE Energy Co., 6.375%, 4/15/33	175,000	183
Duke Energy Corp., 6.25%, 6/15/18	40,000	45
Duke Energy Indiana, Inc., 3.75%, 7/15/20	775,000	748
Entergy Louisiana LLC, 6.50%, 9/1/18	360,000	408
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,024
Exelon Generation Co. LLC, 6.20%, 10/1/17	535,000	593
Indiana Michigan Power Co., 5.05%, 11/15/14	2,660,000	2,816
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	617,656	631
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	921
Nevada Power Co., 5.95%, 3/15/16	60,000	67
NSTAR, 4.50%, 11/15/19	40,000	41
Ohio Edison Co., 6.875%, 7/15/36	145,000	157
Pacific Gas & Electric Co., 3.50%, 10/1/20	395,000	366
Pacific Gas & Electric Co., 4.80%, 3/1/14	470,000	505
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	250
PacifiCorp, 5.45%, 9/15/13	1,030,000	1,126
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	206
PPL Energy Supply LLC, 6.50%, 5/1/18	150,000	167
Public Service Co. of Colorado, 3.20%, 11/15/20	520,000	483
Public Service Co. of Colorado, 5.80%, 8/1/18	140,000	158
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,587
Puget Sound Energy, Inc., 6.274%, 3/15/37	550,000	595
San Diego Gas & Electric Co., 4.50%, 8/15/40	485,000	430
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	224
Sempra Energy, 6.15%, 6/15/18	250,000	281
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	319
Tampa Electric Co., 5.40%, 5/15/21 144A	900,000	976
Tampa Electric Co., 6.10%, 5/15/18	405,000	459
The Toledo Edison Co., 6.15%, 5/15/37	720,000	739
Union Electric Co., 6.40%, 6/15/17	180,000	204
Union Electric Co., 6.70%, 2/1/19	180,000	208
Virginia Electric & Power Co., 3.45%, 9/1/22	1,050,000	956
Virginia Electric & Power Co., 5.40%, 4/30/18	55,000	60

Total		21,726

Electronics (0.2%)
Broadcom Corp., 2.375%, 11/1/15 144A	460,000	444
Cisco Systems, Inc., 3.15%, 3/14/17	1,420,000	1,413
Hewlett-Packard Co., 2.125%, 9/13/15	915,000	897
International Business Machines Corp., 2.00%, 1/5/16	1,520,000	1,479

Total		4,233

Balanced Portfolio

Investment Grade Segment (11.4%)	Shares/ $ Par	Value $ (000’s)

Food Processors (0.2%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	230,000	233
Archer-Daniels-Midland Co., 5.765%, 3/1/41	285,000	292
General Mills, Inc., 5.70%, 2/15/17	970,000	1,088
Kellogg Co., 4.00%, 12/15/20	360,000	352
Kraft Foods, Inc., 6.125%, 2/1/18	410,000	458
Kraft Foods, Inc., 6.50%, 8/11/17	410,000	468
Mead Johnson Nutrition Co., 4.90%, 11/1/19	640,000	663

Total		3,554

Gas Pipelines (0.2%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	155
DCP Midstream LLC, 5.35%, 3/15/20 144A	105,000	109
Energy Transfer Partners LP, 6.70%, 7/1/18	230,000	260
Enterprise Products Operating LLC, 3.20%, 2/1/16	1,170,000	1,163
Enterprise Products Operating LLC, 6.65%, 4/15/18	450,000	513
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	125,000	138
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	286
Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	382
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	490,000	505
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	175,000	197
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	222
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	200,000	238
Williams Partners LP, 5.25%, 3/15/20	135,000	141

Total		4,309

Health Care/Pharmaceuticals (0.3%)
Becton, Dickinson & Co., 3.25%, 11/12/20	455,000	424
Medco Health Solutions, Inc., 7.125%, 3/15/18	750,000	875
Medtronic, Inc., 2.625%, 3/15/16	600,000	594
Merck & Co., 3.875%, 1/15/21	815,000	798
Merck & Co., 5.75%, 11/15/36	55,000	59
Pfizer, Inc., 5.35%, 3/15/15	370,000	413
Roche Holdings, Inc., 6.00%, 3/1/19 144A	1,155,000	1,309
Sanofi-Aventis SA, 2.625%, 3/29/16	1,155,000	1,145
Wyeth, 5.50%, 2/15/16	25,000	28
Wyeth, 5.95%, 4/1/37	630,000	673

Total		6,318

Independent Finance (0.2%)
American International Group, Inc., 5.60%, 10/18/16	430,000	446
American International Group, Inc., 6.40%, 12/15/20	945,000	1,008
General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	1,086
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	1,876

Total		4,416

Investment Grade Segment (11.4%)	Shares/ $ Par	Value $ (000’s)

Information/Data Technology (0.1%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	256
Microsoft Corp., 2.50%, 2/8/16	765,000	764
Oracle Corp., 3.875%, 7/15/20 144A	760,000	747
SAIC, Inc., 4.45%, 12/1/20 144A	385,000	387
SAIC, Inc., 5.95%, 12/1/40 144A	775,000	800
Symantec Corp., 2.75%, 9/15/15	345,000	336

Total		3,290

Life Insurance (0.2%)
MassMutual Global Funding II, 2.30%, 9/28/15 144A	850,000	823
MetLife, Inc., 4.75%, 2/8/21	790,000	792
Metropolitan Life Global Funding I, 2.50%, 9/29/15 144A	595,000	579
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	125,000	124
Prudential Financial, Inc., 3.625%, 9/17/12	130,000	134
Prudential Financial, Inc., 4.50%, 11/15/20	780,000	764
Prudential Financial, Inc., 5.375%, 6/21/20	250,000	260
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	167
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	385,000	434
The Travelers Cos., Inc., 3.90%, 11/1/20	550,000	521
UnitedHealth Group, Inc., 4.70%, 2/15/21	400,000	404

Total		5,002

Machinery (0.1%)
Caterpillar Financial Services Corp., 5.45%, 4/15/18	425,000	472
Caterpillar Financial Services Corp., 5.85%, 9/1/17	590,000	673
John Deere Capital Corp., 5.50%, 4/13/17	610,000	680

Total		1,825

Metals/Mining (0.2%)
ArcelorMittal, 5.375%, 6/1/13	70,000	74
ArcelorMittal, 5.50%, 3/1/21	1,025,000	1,010
ArcelorMittal USA, Inc., 6.50%, 4/15/14	60,000	66
Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	441
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	125,000	130
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	560,000	617
Rio Tinto Finance USA, Ltd., 1.875%, 11/2/15	520,000	501
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	263
Southern Copper Corp., 5.375%, 4/16/20	60,000	61
Vale Overseas, Ltd., 5.625%, 9/15/19	1,140,000	1,194

Total		4,357

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 6.40%, 3/15/18	210,000	235
Praxair, Inc., 4.05%, 3/15/21	700,000	700

Total		935

Oil and Gas (0.6%)
BP Capital Markets PLC, 4.742%, 3/11/21	1,980,000	1,984
BP Capital Markets PLC, 4.75%, 3/10/19	1,345,000	1,400
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	93
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	360
ConocoPhillips, 6.00%, 1/15/20	775,000	890

Balanced Portfolio

	Investment Grade Segment (11.4%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	Encana Corp., 6.50%, 8/15/34	230,000	246
	Encana Corp., 6.625%, 8/15/37	105,000	113
	Ensco PLC, 4.70%, 3/15/21	585,000	581
	EOG Resources, Inc., 4.10%, 2/1/21	485,000	469
	EOG Resources, Inc., 4.40%, 6/1/20	245,000	246
	EOG Resources, Inc., 5.625%, 6/1/19	50,000	55
	Hess Corp., 5.60%, 2/15/41	420,000	401
	Husky Energy, Inc., 7.25%, 12/15/19	80,000	95
	Marathon Oil Corp., 6.60%, 10/1/37	140,000	154
	Nexen, Inc., 6.20%, 7/30/19	385,000	426
	Noble Energy, Inc., 6.00%, 3/1/41	280,000	281
	Occidental Petroleum Corp., 4.125%, 6/1/16	725,000	767
	Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	246
	Petro-Canada, 5.95%, 5/15/35	820,000	827
	Shell International Finance BV, 4.30%, 9/22/19	800,000	824
	Suncor Energy, Inc., 6.85%, 6/1/39	265,000	299
	Talisman Energy, Inc., 3.75%, 2/1/21	700,000	651
	Total Capital SA, 4.125%, 1/28/21	950,000	942
	Valero Energy Corp., 6.125%, 2/1/20	375,000	406
	XTO Energy, Inc., 6.50%, 12/15/18	540,000	651

	Total		13,407

	Other Finance (0.2%)
	American Express Co., 6.15%, 8/28/17	590,000	660
	American Express Credit Corp., 5.125%, 8/25/14	750,000	809
	CVS Pass-Through Trust, 6.036%, 12/10/28	549,676	566
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	820,000	803
	USAA Capital Corp., 2.24%, 3/30/12	1,050,000	1,064

	Total		3,902

	Other Holdings (1.3%)
(f)	Australia Treasury Bill, 0.00%, 9/9/11	4,940,000	5,004
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	6,100,000	4,241
(f)	Canadian Treasury Bill, 0.00%, 7/21/11	10,826,000	11,133
(f)	Mexico Cetes, 0.00%, 4/7/11	1,139,000,000	9,568
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	2,335,000	1,434

	Total		31,380

	Other Services (0.1%)
	American Tower Corp., 4.625%, 4/1/15	195,000	202
	American Tower Corp., 7.00%, 10/15/17	200,000	225
	Republic Services, Inc., 5.25%, 11/15/21	425,000	445
	Waste Management, Inc., 4.60%, 3/1/21	440,000	440

	Total		1,312

	Property and Casualty Insurance (0.0%)
	ACE INA Holdings, Inc., 2.60%, 11/23/15	375,000	364

	Total		364

	Railroads (0.1%)
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	390,000	370
	Canadian National Railway Co., 5.85%, 11/15/17	140,000	158
	Canadian Pacific Railway Co., 4.45%, 3/15/23	360,000	348
	CSX Corp., 5.60%, 5/1/17	490,000	540
	Norfolk Southern Corp., 5.64%, 5/17/29	815,000	852
	Union Pacific Corp., 4.00%, 2/1/21	245,000	241

	Total		2,509

Investment Grade Segment (11.4%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts (0.2%)
Developers Diversified Realty Corp., 4.75%, 4/15/18	1,360,000	1,324
ERP Operating LP, 5.125%, 3/15/16	400,000	430
HCP, Inc., 3.75%, 2/1/16	185,000	186
HCP, Inc., 6.00%, 1/30/17	400,000	432
HCP, Inc., 6.70%, 1/30/18	200,000	222
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	287
Health Care REIT, Inc., 5.25%, 1/15/22	625,000	610
Vornado Realty LP, 4.25%, 4/1/15	1,455,000	1,490
WEA Finance LLC, 7.125%, 4/15/18 144A	360,000	417
WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	65,000	74

Total		5,472

Restaurants (0.0%)
Darden Restaurants, Inc., 6.20%, 10/15/17	360,000	398

Total		398

Retail Food and Drug (0.1%)
CVS Caremark Corp., 6.25%, 6/1/27	715,000	783
Delhaize Group, 6.50%, 6/15/17	770,000	866
Safeway, Inc., 6.35%, 8/15/17	1,170,000	1,308

Total		2,957

Retail Stores (0.1%)
The Home Depot, Inc., 5.875%, 12/16/36	525,000	522
Lowe’s Cos., Inc., 5.80%, 4/15/40	290,000	300
Nordstrom, Inc., 6.25%, 1/15/18	225,000	257
Nordstrom, Inc., 7.00%, 1/15/38	265,000	314
Target Corp., 6.50%, 10/15/37	470,000	528
Wal-Mart Stores, Inc., 3.25%, 10/25/20	185,000	173
Wal-Mart Stores, Inc., 3.625%, 7/8/20	250,000	242
Wal-Mart Stores, Inc., 4.875%, 7/8/40	560,000	511
Wal-Mart Stores, Inc., 5.00%, 10/25/40	490,000	456

Total		3,303

Telecommunications (0.5%)
America Movil SAB de CV, 5.00%, 3/30/20	1,010,000	1,041
AT&T Corp., 8.00%, 11/15/31	380,000	476
AT&T Mobility LLC, 7.125%, 12/15/31	2,740,000	3,186
AT&T, Inc., 2.50%, 8/15/15	270,000	268
AT&T, Inc., 6.30%, 1/15/38	1,275,000	1,285
Qwest Corp., 6.50%, 6/1/17	595,000	657
Qwest Corp., 8.375%, 5/1/16	115,000	137
Rogers Communications, Inc., 6.375%, 3/1/14	875,000	981
Telefonica Emisiones SAU, 3.729%, 4/27/15	555,000	560
Verizon Communications, Inc., 5.85%, 9/15/35	1,425,000	1,418
Verizon Communications, Inc., 6.25%, 4/1/37	400,000	409
Verizon Communications, Inc., 6.35%, 4/1/19	770,000	876

Total		11,294

Tobacco (0.1%)
Altria Group, Inc., 9.95%, 11/10/38	940,000	1,311

Total		1,311

Balanced Portfolio

	Investment Grade Segment (11.4%)	Shares/ $ Par	Value $ (000’s)

	Transportation Services (0.0%)
	United Parcel Service, Inc., 3.125%, 1/15/21	685,000	635

	Total		635

	Total Investment Grade Segment
	(Cost: $260,986)		265,762

	Governments (6.3%)

	Governments (6.3%)
	Israel Government AID Bond, 0.00%, 11/15/22	11,600,000	6,950
	Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	6,442
	Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	11,101
	Overseas Private Investment, 4.10%, 11/15/14	1,738,880	1,831
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	6,100,000	6,339
	US Department of Housing & Urban Development, 6.17%, 8/1/14	14,981,000	15,995
(g)	US Treasury, 0.625%, 1/31/13	23,285,000	23,243
(g)	US Treasury, 0.875%, 2/29/12	5,421,000	5,449
(g)	US Treasury, 2.00%, 1/31/16	7,230,000	7,177
(g)	US Treasury, 2.125%, 12/31/15	6,420,000	6,422
	US Treasury, 2.125%, 2/29/16	1,610,000	1,605
	US Treasury, 2.75%, 2/28/18	24,730,000	24,543
(g)	US Treasury, 3.875%, 8/15/40	14,130,000	12,644
	US Treasury, 4.25%, 11/15/40	3,460,000	3,309
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	6,025,560	6,300
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	5,612,659	6,446

	Total Governments
	(Cost: $139,444)		145,796

	Municipal Bonds (0.5%)

	Municipal Bonds (0.5%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,312,000	1,135
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,040,000	928
	Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	400,000	413
	The City of New York, Series C-1, 5.517%, 10/1/37 GO	590,000	556
	Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB	760,000	764
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,185,000	1,047
	Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,170,000	1,221
	Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	200,000	187
	Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	203,000	208
	Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	470

Municipal Bonds (0.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	2,550,000	2,310
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	432,000	410
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	115,000	113
State of California, Series 2010, 7.60%, 11/1/40 GO	370,000	405
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,315,000	1,312
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	355,000	315
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	820,000	805

Total Municipal Bonds
(Cost: $13,305)		12,599

Structured Products (19.5%)

Structured Products (19.5%)
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.453%, 2/14/43 IO	31,406,805	705
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,566,004	1,207
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,904,938	1,450
Banc of America Funding Corp., Series 2007-1, Class TA1A, .309%, 1/25/37	1,043,968	538
Banc of America Funding Corp., Series 2007-4, Class TA1A, .339%, 5/25/37	1,246,914	754
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.698%, 12/10/49	6,462,000	6,992
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	584,756	596
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	574,855	582
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,125,000	1,196
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,374,272	2,113
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	1,769,716	1,575
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.093%, 2/15/31 IO	20,070,421	619

Balanced Portfolio

Structured Products (19.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, .539%, 10/15/30 IO 144A	1,081,840	26
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	5,448,512	5,366
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.521%, 8/25/20 IO	17,453,212	1,594
Federal Home Loan Mortgage Corp., Series K009, Class A2, 3.808%, 8/25/20	4,300,000	4,203
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,063,654	1,110
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	12,646,466	12,435
Federal Home Loan Mortgage Corp., Series K010, Class A2, 4.333%, 10/25/20	3,655,000	3,683
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,373,695	1,453
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,338,733	1,409
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	8,122,969	8,212
Federal Home Loan Mortgage Corp., 4.50%, 2/1/39	858,136	874
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,710,288	1,743
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	3,481,501	3,545
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	674,077	722
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	460,850	495
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,736,139	1,863
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	12,133,545	12,786
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	9,889,478	10,376
Federal Home Loan Mortgage Corp., 5.00%, 8/1/39	1,208,547	1,267
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	513,526	557
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,087,918	1,187
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	241,846	264
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	1,566,614	1,708
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,487,944	2,667

Structured Products (19.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	5,066,373	5,417
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	2,071,617	2,167
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	1,279,118	1,397
Federal Home Loan Mortgage Corp., 6.00%, 10/1/37	5,584,333	6,077
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	1,505	1
Federal Home Loan Mortgage Corp. TBA, 3.50%, 4/1/41	4,000,000	3,758
Federal Home Loan Mortgage Corp. TBA, 4.00%, 5/1/26	2,000,000	2,049
Federal Home Loan Mortgage Corp. TBA, 4.00%, 4/1/41	25,000,000	24,547
Federal Home Loan Mortgage Corp. TBA, 5.50%, 5/1/41	7,000,000	7,447
Federal National Mortgage Association, 4.00%, 6/1/19	693,083	725
Federal National Mortgage Association, 4.50%, 6/1/19	6,029,442	6,380
Federal National Mortgage Association, 4.50%, 12/1/19	583,353	617
Federal National Mortgage Association, 4.50%, 6/1/23	880,913	925
Federal National Mortgage Association, 4.50%, 9/1/24	2,530,070	2,657
Federal National Mortgage Association, 5.00%, 3/1/20	2,046,734	2,198
Federal National Mortgage Association, 5.00%, 4/1/20	727,084	781
Federal National Mortgage Association, 5.00%, 5/1/20	3,065,048	3,285
Federal National Mortgage Association, 5.00%, 4/1/35	2,338,155	2,469
Federal National Mortgage Association, 5.00%, 7/1/35	3,571,309	3,772
Federal National Mortgage Association, 5.00%, 10/1/35	1,441,573	1,522
Federal National Mortgage Association, 5.32%, 4/1/14	2,522,844	2,714
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	10,762,000	11,594
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	3,055
Federal National Mortgage Association, 5.50%, 4/1/21	1,193,886	1,301
Federal National Mortgage Association, 5.50%, 3/1/35	5,862,212	6,325
Federal National Mortgage Association, 5.50%, 9/1/35	7,162,470	7,708

Balanced Portfolio

Structured Products (19.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 11/1/35	8,843,422	9,517
Federal National Mortgage Association, 6.00%, 5/1/35	309,755	339
Federal National Mortgage Association, 6.00%, 6/1/35	676,469	741
Federal National Mortgage Association, 6.00%, 7/1/35	4,187,944	4,585
Federal National Mortgage Association, 6.00%, 10/1/35	613,406	672
Federal National Mortgage Association, 6.00%, 11/1/35	4,625,885	5,064
Federal National Mortgage Association, 6.00%, 9/1/36	1,899,067	2,077
Federal National Mortgage Association, 6.00%, 3/1/38	856,569	936
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	5,069,880	5,573
Federal National Mortgage Association, 6.50%, 7/1/37	6,402,454	7,199
Federal National Mortgage Association, 6.75%, 4/25/18	1,139,568	1,212
Federal National Mortgage Association TBA, 4.00%, 4/1/26	97,000,000	99,667
Federal National Mortgage Association TBA, 4.50%, 5/1/41	43,000,000	43,611
Federal National Mortgage Association TBA, 5.00%, 5/1/41	10,000,000	10,428
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	4,536,911	4,685
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	4,401,638	4,689
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	4,200,000	4,721
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	529
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.052%, 7/12/38 144A	400,000	436
Government National Mortgage Association, 5.00%, 7/15/33	1,368,722	1,461
Government National Mortgage Association, 5.50%, 1/15/32	80,562	88
Government National Mortgage Association, 5.50%, 2/15/32	995,485	1,085

Structured Products (19.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 9/15/32	30,956	34
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	198,000	209
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.664%, 3/18/51 144A	9,095,000	9,777
Louisiana Public Facilities Authority, Series 2008, Class A2, 5.75%, 2/1/19	536,000	596
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	2,250,000	2,618
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	600,915	621
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	485,712	507
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, .319%, 1/25/37	2,367,378	995
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 6.001%, 8/12/45 144A	8,919,000	9,635
Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	270,265	276
RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	359,947	288
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, .339%, 3/25/37	1,307,346	1,247
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, .359%, 3/25/37	1,452,546	1,400
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, .369%, 10/25/46	1,922,953	1,905
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, .379%, 6/25/37	2,370,453	2,341
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.789%, 11/25/34	813,220	752
Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	367,594	370
Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	82,925	85

Balanced Portfolio

	Structured Products (19.5%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	459,025	473
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	2,643,746	2,577

	Total Structured Products
	(Cost: $442,643)		454,781

	Below Investment Grade Segment (4.4%)

	Aerospace/Defense (0.2%)
	AWAS Aviation Capital, Ltd., 7.00%, 10/15/16 144A	235,000	235
	Bombardier, Inc., 7.75%, 3/15/20 144A	230,000	250
	Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17 144A	400,000	326
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	445,125	373
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18 144A	265,000	276
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21 144A	265,000	276
	L-3 Communications Corp., 6.375%, 10/15/15	2,040,000	2,101
	Triumph Group, Inc., 8.625%, 7/15/18	290,000	320

	Total		4,157

	Autos/Vehicle Parts (0.2%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	200,000	222
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	148,000	150
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	290,000	312
	Exide Technologies, 8.625%, 2/1/18 144A	155,000	165
	Ford Motor Co., 7.45%, 7/16/31	1,060,000	1,148
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	310,000	352
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	435,000	498
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	175,000	187
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	190,000	213
(d)	Motors Liquidation Co., 7.20%, 1/15/11	200,000	58
(d)	Motors Liquidation Co., 8.375%, 7/15/33	1,090,000	324
	Navistar International Corp., 8.25%, 11/1/21	300,000	333
	Pinafore LLC/Pinafore, Inc., 9.00%, 10/1/18 144A	145,000	157
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	272,000	303
	Visteon Corp., 6.75%, 4/15/19 144A	330,000	330

	Total		4,752

	Basic Materials (0.4%)
	AbitibiBowater, Inc., 10.25%, 10/15/18 144A	290,000	320
	AK Steel Corp., 7.625%, 5/15/20	195,000	199
	Aleris International, Inc., 7.625%, 2/15/18 144A	220,000	221

Below Investment Grade Segment (4.4%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	205,000	219
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	205,000	222
Ball Corp., 5.75%, 5/15/21	855,000	838
Berry Plastics Corp., 8.25%, 11/15/15	130,000	138
Berry Plastics Corp., 9.50%, 5/15/18	290,000	289
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17	245,000	272
Cascades, Inc., 7.875%, 1/15/20	100,000	105
Chemtura Corp., 7.875%, 9/1/18 144A	120,000	127
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	200,000	218
CONSOL Energy, Inc., 8.00%, 4/1/17	145,000	159
CONSOL Energy, Inc., 8.25%, 4/1/20	110,000	122
Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	145,000	145
FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	290,000	301
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17	185,000	198
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/1/18	145,000	156
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	235,000	249
Huntsman International LLC, 8.625%, 3/15/20	145,000	158
JMC Steel Group, 8.25%, 3/15/18 144A	150,000	153
LBI Escrow Corp., 8.00%, 11/1/17 144A	305,000	336
Momentive Performance Materials, Inc., 9.00%, 1/15/21 144A	145,000	150
Murray Energy Corp., 10.25%, 10/15/15 144A	300,000	322
NewPage Corp., 10.00%, 5/1/12	575,000	381
NewPage Corp., 11.375%, 12/31/14	240,000	240
Novelis, Inc., 7.25%, 2/15/15	534,000	545
Omnova Solutions, Inc., 7.875%, 11/1/18 144A	145,000	147
Patriot Coal Corp., 8.25%, 4/30/18	150,000	160
Polymer Group, Inc., 7.75%, 2/1/19 144A	145,000	150
Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	305,000	302
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	520,000	524
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	720,000	738
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	245,000	259
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	295,000	305
Severstal Columbus LLC, 10.25%, 2/15/18	185,000	204
TPC Group LLC, 8.25%, 10/1/17 144A	235,000	249
United States Steel Corp., 7.375%, 4/1/20	220,000	230
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19 144A	205,000	213
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	120,000	128

Total		10,392

Balanced Portfolio

Below Investment Grade Segment (4.4%)	Shares/ $ Par	Value $ (000’s)

Builders/Building Materials (0.1%)
Associated Materials LLC, 9.125%, 11/1/17 144A	120,000	128
Cemex SAB de CV, 9.00%, 1/11/18 144A	145,000	152
Headwaters, Inc., 7.625%, 4/1/19 144A	295,000	295
KB Home, 7.25%, 6/15/18	290,000	284
KB Home, 9.10%, 9/15/17	120,000	127
Lennar Corp., 6.95%, 6/1/18	280,000	277
Ply Gem Industries, Inc., 8.25%, 2/15/18 144A	150,000	154
Standard Pacific Corp., 8.375%, 5/15/18 144A	295,000	307
Texas Industries, Inc., 9.25%, 8/15/20	120,000	130
USG Corp., 8.375%, 10/15/18 144A	90,000	94

Total		1,948

Capital Goods (0.1%)
Case New Holland, Inc., 7.875%, 12/1/17 144A	205,000	228
The Manitowoc Co., Inc., 8.50%, 11/1/20	355,000	381
The Manitowoc Co., Inc., 9.50%, 2/15/18	195,000	215
RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 2/1/21 144A	295,000	307
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	228,000	239
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	240,000	273
SPX Corp., 6.875%, 9/1/17 144A	295,000	317

Total		1,960

Consumer Products/Retailing (0.3%)
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	180,000	186
Chinos Acquisition Corp., 8.125%, 3/1/19 144A	315,000	309
Education Management LLC/Education Management Finance Corp., 8.75%, 6/1/14	195,000	200
Hanesbrands, Inc., 6.375%, 12/15/20	295,000	288
J.C. Penney Corp., Inc., 7.40%, 4/1/37	165,000	157
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	305,000	300
Levi Strauss & Co., 7.625%, 5/15/20	290,000	291
Limited Brands, Inc., 6.625%, 4/1/21	235,000	240
Limited Brands, Inc., 8.50%, 6/15/19	110,000	126
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	385,000	414
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	280,000	278
Phillips-Van Heusen Corp., 7.375%, 5/15/20	145,000	153
Rent-A-Center, Inc., 6.625%, 11/15/20 144A	120,000	118
Revlon Consumer Products Corp., 9.75%, 11/15/15	335,000	363
Rite Aid Corp., 9.375%, 12/15/15	125,000	114
Rite Aid Corp., 10.25%, 10/15/19	135,000	148
Rite Aid Corp., 10.375%, 7/15/16	255,000	275
Sears Holdings Corp., 6.625%, 10/15/18 144A	335,000	325
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	110,000	121
SUPERVALU, Inc., 7.50%, 11/15/14	480,000	482
SUPERVALU, Inc., 8.00%, 5/1/16	285,000	285

Below Investment Grade Segment (4.4%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing continued
Tops holding Corp./Tops Markets LLC, 10.125%, 10/15/15	220,000	236
Toys R US Property Co. I LLC, 10.75%, 7/15/17	175,000	199
Toys R US Property Co. II LLC, 8.50%, 12/1/17	130,000	140
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	220,000	230
Visant Corp., 10.00%, 10/1/17	295,000	319

Total		6,297

Energy (0.7%)
ATP Oil & Gas Corp., 11.875%, 5/1/15	160,000	168
Berry Petroleum Co., 6.75%, 11/1/20	205,000	211
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18 144A	205,000	217
Chaparral Energy, Inc., 8.25%, 9/1/21 144A	295,000	304
Chesapeake Energy Corp., 6.125%, 2/15/21	979,000	1,011
Chesapeake Energy Corp., 6.875%, 8/15/18	295,000	321
Chesapeake Energy Corp., 7.25%, 12/15/18	170,000	190
Cimarex Energy Co., 7.125%, 5/1/17	235,000	248
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	270,000	315
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/1/15 144A	130,000	141
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	135,000	151
Comstock Resources, Inc., 7.75%, 4/1/19	295,000	300
Concho Resources, Inc., 7.00%, 1/15/21	135,000	142
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	450,000	477
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	155,000	169
Denbury Resources, Inc., 8.25%, 2/15/20	148,000	165
El Paso Corp., 7.00%, 6/15/17	515,000	576
El Paso Corp., 7.25%, 6/1/18	325,000	365
El Paso Corp., 7.75%, 1/15/32	320,000	359
Energy Partners, Ltd., 8.25%, 2/15/18 144A	175,000	174
Energy Transfer Equity LP, 7.50%, 10/15/20	180,000	196
EXCO Resources, Inc., 7.50%, 9/15/18	295,000	299
Exterran Holdings, Inc., 7.25%, 12/1/18 144A	355,000	362
Ferrellgas Partners LP, 6.50%, 5/1/21 144A	295,000	286
Forest Oil Corp., 7.25%, 6/15/19	200,000	209
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	280,000	295
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	215,000	229
Inergy LP/Inergy Finance Corp., 6.875%, 8/1/21 144A	175,000	182
James River Escrow, Inc., 7.875%, 4/1/19 144A	80,000	83
Key Energy Services, Inc., 6.75%, 3/1/21	150,000	153
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	910,000	940
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	145,000	149
Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 4/1/18	145,000	154
McJunkin Red Man Corp., 9.50%, 12/15/16 144A	300,000	304
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	835,000	906

Balanced Portfolio

	Below Investment Grade Segment (4.4%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18	290,000	315
	Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	220,000	244
	OPTI Canada, Inc., 7.875%, 12/15/14	290,000	153
	OPTI Canada, Inc., 8.25%, 12/15/14	95,000	51
	Petrohawk Energy Corp., 7.25%, 8/15/18	220,000	227
	Petrohawk Energy Corp., 7.875%, 6/1/15	155,000	164
	Plains Exploration & Production Co., 6.625%, 5/1/21	270,000	270
	Plains Exploration & Production Co., 7.00%, 3/15/17	280,000	289
	Plains Exploration & Production Co., 7.625%, 6/1/18	230,000	246
	Plains Exploration & Production Co., 8.625%, 10/15/19	365,000	406
	QEP Resources, Inc., 6.875%, 3/1/21	240,000	252
	Rosetta Resources, Inc., 9.50%, 4/15/18	290,000	322
	Sabine Pass LNG LP, 7.50%, 11/30/16	165,000	170
	SandRidge Energy, Inc., 7.50%, 3/15/21 144A	440,000	457
	SandRidge Energy, Inc., 8.00%, 6/1/18 144A	260,000	272
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	220,000	244
	SM Energy Co., 6.625%, 2/15/19 144A	150,000	154
	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	175,000	187
	Swift Energy Co., 8.875%, 1/15/20	235,000	257
	Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	190,000	201
	Venoco, Inc., 8.875%, 2/15/19 144A	130,000	130
	W&T Offshore, Inc., 8.25%, 6/15/14 144A	270,000	279

	Total		16,041

	Financials (0.3%)
	Ally Financial, Inc., 7.50%, 9/15/20 144A	190,000	203
	Ally Financial, Inc., 8.00%, 3/15/20	370,000	403
	Ally Financial, Inc., 8.00%, 11/1/31	454,000	497
	American General Finance Corp., 5.40%, 12/1/15	385,000	351
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15 144A	145,000	149
	CIT Group, Inc., 7.00%, 5/1/16	350,000	351
	CIT Group, Inc., 7.00%, 5/1/17	270,000	270
	Crum & Forster Holdings Corp., 7.75%, 5/1/17	102,000	107
	E*TRADE Financial Corp., 0.00%, 8/31/19	700,000	1,058
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	195,000	200
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	150,000	154
	International Lease Finance Corp., 7.125%, 9/1/18 144A	955,000	1,026
	International Lease Finance Corp., 8.625%, 9/15/15 144A	85,000	94
	International Lease Finance Corp., 8.75%, 3/15/17 144A	390,000	439
	International Lease Finance Corp., 8.875%, 9/1/17	190,000	214
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	126
	Regions Financial Corp., 7.75%, 11/10/14	175,000	189
	SLM Corp., 5.375%, 1/15/13	80,000	83

	Below Investment Grade Segment (4.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	SLM Corp., 5.375%, 5/15/14	520,000	539
	SLM Corp., 6.25%, 1/25/16	520,000	542
	SLM Corp., 8.00%, 3/25/20	450,000	491
	SLM Corp., 8.45%, 6/15/18	195,000	218
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	170,000	167
(d)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	1
(d)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	1

	Total		7,873

	Foods (0.1%)
	Blue Merger Sub, Inc., 7.625%, 2/15/19 144A	115,000	116
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	140,000	145
(c)	Bumble Bee Holdco SCA, 9.625%, 3/15/18 144A	150,000	140
	Constellation Brands, Inc., 7.25%, 9/1/16	835,000	903
	Cott Beverages, Inc., 8.125%, 9/1/18	45,000	48
	Cott Beverages, Inc., 8.375%, 11/15/17	195,000	208
	Dean Foods Co., 7.00%, 6/1/16	395,000	377
	Dean Foods Co., 9.75%, 12/15/18 144A	175,000	179
	Dole Food Co., Inc., 8.00%, 10/1/16 144A	110,000	117
	Dole Food Co., Inc., 13.875%, 3/15/14	191,000	231
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	210,000	216
	Michael Foods, Inc., 9.75%, 7/15/18 144A	115,000	126
	Pilgrim’s Pride Corp., 7.875%, 12/15/18 144A	265,000	257
	Smithfield Foods, Inc., 10.00%, 7/15/14	123,000	145
	TreeHouse Foods, Inc., 7.75%, 3/1/18	230,000	248

	Total		3,456

	Gaming/Leisure/Lodging (0.2%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	225,000	244
	AMC Entertainment, Inc., 9.75%, 12/1/20 144A	260,000	278
	Ameristar Casinos, Inc., 7.50%, 4/15/21 144A	330,000	327
	Corrections Corp. of America, 7.75%, 6/1/17	295,000	320
	The Geo Group, Inc., 6.625%, 2/15/21 144A	220,000	218
	Harrah’s Operating Co., 10.00%, 12/15/18	276,000	252
	Harrah’s Operating Co., 11.25%, 6/1/17	300,000	341
	Harrah’s Operating Co., 12.75%, 4/15/18 144A	145,000	146
	The Hertz Corp., 6.75%, 4/15/19 144A	160,000	159
	Marina District Finance Co., Inc., 9.50%, 10/15/15 144A	90,000	94
	MGM Resorts International, 7.50%, 6/1/16	270,000	255
	MGM Resorts International, 9.00%, 3/15/20	350,000	385
	MGM Resorts International, 11.125%, 11/15/17	355,000	406
	Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	145,000	150
	Penn National Gaming, Inc., 8.75%, 8/15/19	265,000	292
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17	165,000	180
	Regal Entertainment Group, 9.125%, 8/15/18	155,000	166
	Scientific Games Corp., 8.125%, 9/15/18 144A	90,000	95
	Scientific Games International, Inc., 9.25%, 6/15/19	165,000	181

Balanced Portfolio

	Below Investment Grade Segment (4.4%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Speedway Motorsports, Inc., 6.75%, 2/1/19 144A	205,000	207
	Speedway Motorsports, Inc., 8.75%, 6/1/16	330,000	362
	Universal City Development Partners, Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	265,000	289
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	145,000	154
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	110,000	117

	Total		5,618

	Health Care/Pharmaceuticals (0.3%)
	Alere, Inc., 8.625%, 10/1/18	200,000	212
	American Renal Holdings, 8.375%, 5/15/18	135,000	142
	AMGH Merger Sub, Inc., 9.25%, 11/1/18 144A	120,000	129
	Apria Healthcare Group, Inc., 12.375%, 11/1/14	130,000	141
	Axcan Intermediate Holdings, Inc., 12.75%, 3/1/16	100,000	111
(c)	Biomet, Inc., 10.375%, 10/15/17	155,000	170
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	175,000	186
	Elan Finance PLC/Elan Finance Corp., 8.75%, 10/15/16	235,000	249
	Gentiva Health Services, Inc., 11.50%, 9/1/18	295,000	334
	Giant Funding Corp., 8.25%, 2/1/18 144A	355,000	364
	HCA Holdings, Inc., 7.75%, 5/15/21 144A	240,000	250
	HCA, Inc., 7.25%, 9/15/20	195,000	209
	HCA, Inc., 7.875%, 2/15/20	130,000	141
	HCA, Inc., 8.50%, 4/15/19	325,000	361
(c)	HCA, Inc., 9.625%, 11/15/16	326,000	351
	HCA, Inc., 9.875%, 2/15/17	70,000	78
	Health Management Associates, Inc., 6.125%, 4/15/16	220,000	227
	Mylan, Inc./PA, 6.00%, 11/15/18 144A	220,000	220
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	145,000	156
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	85,000	92
	Patheon, Inc., 8.625%, 4/15/17 144A	215,000	220
	Radnet Management, Inc., 10.375%, 4/1/18	260,000	263
	Service Corp. International, 7.00%, 5/15/19	205,000	215
	Service Corp. International, 8.00%, 11/15/21	110,000	120
	Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16	335,000	368
	Tenet Healthcare Corp., 8.875%, 7/1/19	415,000	473
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	200,000	198
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	120,000	118
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	395,000	387
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19 144A	220,000	223
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	230,000	236
	Vanguard Health Systems, Inc., 0.00%, 2/1/16 144A	165,000	105
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18 144A	115,000	121

	Total		7,170

	Below Investment Grade Segment (4.4%)	Shares/ $ Par	Value $ (000’s)

	Media (0.4%)
	Allbritton Communications Co., 8.00%, 5/15/18	140,000	148
	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	120,000	127
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	368,120	441
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19 144A	235,000	240
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	140,000	144
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	145,000	152
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	160,000	170
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	380,000	396
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	170,000	186
	CSC Holdings LLC, 8.625%, 2/15/19	235,000	269
	CSC Holdings, Inc., 7.875%, 2/15/18	345,000	383
(c)	Dex One Corp., 12.00%, 1/29/17	537,599	341
	DISH DBS Corp., 7.125%, 2/1/16	475,000	507
	DISH DBS Corp., 7.875%, 9/1/19	295,000	319
	Entravision Communications Corp., 8.75%, 8/1/17	145,000	154
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	165,000	183
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19 144A	360,000	360
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20 144A	150,000	150
	Intelsat Jackson Holdings SA, 7.50%, 4/1/21 144A	400,000	401
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19 144A	500,000	538
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	400,000	427
	Lamar Media Corp., 6.625%, 8/15/15	165,000	168
	Lamar Media Corp., 7.875%, 4/15/18	85,000	91
	The McClatchy Co., 11.50%, 2/15/17	130,000	146
	Media General, Inc., 11.75%, 2/15/17	175,000	192
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	230,000	246
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18 144A	290,000	311
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	124,000	146
	QVC, Inc., 7.375%, 10/15/20 144A	570,000	594
	QVC, Inc., 7.50%, 10/1/19 144A	230,000	242
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	280,000	295
	Univision Communications, Inc., 7.875%, 11/1/20 144A	185,000	196
	Virgin Media Finance PLC., 8.375%, 10/15/19	110,000	124
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	145,000	153

	Total		8,940

Balanced Portfolio

	Below Investment Grade Segment (4.4%)	Shares/ $ Par	Value $ (000’s)

	Real Estate (0.0%)
	CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16 144A	105,000	109
(c)	CityCenter Holdings LLC/CityCenter Finance Corp., 10.75%, 1/15/17 144A	190,000	196
	Colonial Realty LP, 6.05%, 9/1/16	360,000	367
	DuPont Fabros Technology LP, 8.50%, 12/15/17	250,000	275

	Total		947

	Services (0.1%)
	Affinion Group, Inc., 7.875%, 12/15/18 144A	115,000	108
	ARAMARK Corp., 8.50%, 2/1/15	200,000	208
	EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 8/15/18 144A	145,000	161
	Great Lakes Dredge & Dock Co., 7.375%, 2/1/19 144A	145,000	147
	Mobile Mini, Inc., 7.875%, 12/1/20 144A	295,000	313
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18 144A	290,000	331

	Total		1,268

	Technology (0.2%)
	Avaya, Inc., 7.00%, 4/1/19 144A	200,000	195
	CommScope, Inc., 8.25%, 1/15/19 144A	135,000	141
	First Data Corp., 7.375%, 6/15/19 144A	240,000	244
	First Data Corp., 8.25%, 1/15/21 144A	305,000	304
	First Data Corp., 9.875%, 9/24/15	115,000	118
(c)	First Data Corp., 10.55%, 9/24/15	542,792	562
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	285,000	319
	Interactive Data Corp., 10.25%, 8/1/18 144A	175,000	196
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19 144A	240,000	246
	Seagate HDD Cayman, 6.875%, 5/1/20 144A	150,000	150
	Seagate HDD Cayman, 7.75%, 12/15/18 144A	290,000	300
	SunGard Data Systems, Inc., 7.375%, 11/15/18 144A	190,000	194
	SunGard Data Systems, Inc., 7.625%, 11/15/20 144A	240,000	247
	Travelport LLC, 9.875%, 9/1/14	255,000	248
	West Corp., 7.875%, 1/15/19 144A	145,000	148
	West Corp., 8.625%, 10/1/18 144A	295,000	311
	West Corp., 11.00%, 10/15/16	195,000	210

	Total		4,133

	Telecommunications (0.5%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	80,000	81
	Cincinnati Bell, Inc., 8.75%, 3/15/18	195,000	184
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	560,000	605
	Cricket Communications, Inc., 7.75%, 5/15/16	290,000	308
	Cricket Communications, Inc., 7.75%, 10/15/20	465,000	468
	Cricket Communications, Inc., 10.00%, 7/15/15	225,000	247
	Digicel Group, Ltd., 8.25%, 9/1/17 144A	225,000	239
	Equinix, Inc., 8.125%, 3/1/18	280,000	303
	Frontier Communications Corp., 8.125%, 10/1/18	100,000	108

	Below Investment Grade Segment (4.4%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Frontier Communications Corp., 8.50%, 4/15/20	385,000	417
	Frontier Communications Corp., 8.75%, 4/15/22	160,000	173
	Frontier Communications Corp., 9.00%, 8/15/31	315,000	322
	GCI, Inc., 8.625%, 11/15/19	250,000	274
	Level 3 Financing, Inc., 9.375%, 4/1/19 144A	295,000	285
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	355,000	355
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	285,000	305
	Nextel Communications, Inc., 6.875%, 10/31/13	475,000	479
	NII Capital Corp., 7.625%, 4/1/21	180,000	184
	NII Capital Corp., 8.875%, 12/15/19	270,000	297
	PAETEC Holding Corp., 8.875%, 6/30/17	220,000	237
	Qwest Communications International, Inc., 8.00%, 10/1/15	200,000	221
	SBA Telecommunications, Inc., 8.00%, 8/15/16	330,000	359
	SBA Telecommunications, Inc., 8.25%, 8/15/19	230,000	254
	Sprint Capital Corp., 6.90%, 5/1/19	455,000	470
	Sprint Nextel Corp., 6.00%, 12/1/16	510,000	512
	Sprint Nextel Corp., 8.375%, 8/15/17	575,000	640
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	220,000	230
	Wind Acquisition Finance SA, 11.75%, 7/15/17 144A	210,000	241
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	488,948	592
	Windstream Corp., 7.50%, 4/1/23 144A	150,000	148
	Windstream Corp., 7.75%, 10/15/20 144A	145,000	149
	Windstream Corp., 7.75%, 10/15/20	760,000	781
	Windstream Corp., 7.875%, 11/1/17	225,000	241

	Total		10,709

	Transportation (0.0%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	295,000	297
	Florida East Coast Railway Corp., 8.125%, 2/1/17 144A	175,000	183
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	230,000	251
	Teekay Corp., 8.50%, 1/15/20	115,000	125

	Total		856

	Utilities (0.3%)
	The AES Corp., 7.75%, 10/15/15	160,000	173
	The AES Corp., 8.00%, 10/15/17	325,000	349
	The AES Corp., 8.00%, 6/1/20	350,000	378
	Calpine Corp., 7.875%, 7/31/20 144A	335,000	356
	CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	427
	CMS Energy Corp., 4.25%, 9/30/15	595,000	597
	Dynegy Holdings, Inc., 7.50%, 6/1/15	345,000	290
	Dynegy Holdings, Inc., 7.75%, 6/1/19	235,000	182
	Edison Mission Energy, 7.00%, 5/15/17	415,000	333
	Edison Mission Energy, 7.20%, 5/15/19	270,000	211
	Edison Mission Energy, 7.50%, 6/15/13	250,000	249
	Edison Mission Energy, 7.75%, 6/15/16	440,000	374
	Elwood Energy LLC, 8.159%, 7/5/26	197,868	196
	Energy Future Holdings Corp., 10.00%, 1/15/20	395,000	418

Balanced Portfolio

	Below Investment Grade Segment (4.4%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Energy Future Holdings Corp., 10.875%, 11/1/17	214,000	179
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	236,000	250
	Homer City Funding LLC, 8.137%, 10/1/19	194,300	177
	Mirant Americas Generation LLC, 8.50%, 10/1/21	200,000	208
	NRG Energy, Inc., 7.375%, 1/15/17	275,000	287
	NRG Energy, Inc., 7.625%, 1/15/18 144A	295,000	306
	NRG Energy, Inc., 8.25%, 9/1/20 144A	290,000	302
	NV Energy, Inc., 6.25%, 11/15/20	340,000	346
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	230,000	134

	Total		6,722

	Total Below Investment Grade Segment
	(Cost: $97,048)		103,239

	Short-Term Investments (23.0%)

	Autos (1.7%)
(b)	American Honda Finance Corp., 0.681%, 11/7/12 144A	20,000,000	19,952
(b)	Toyota Motor Credit Corp., 0.13%, 5/12/11	14,000,000	13,998
	Toyota Motor Credit Corp., 0.393%, 8/22/11	6,000,000	6,000

	Total		39,950

	Beverage/Bottling (1.0%)
	Coca-Cola Refreshments USA, Inc., 0.911%, 5/6/11	4,500,000	4,503
	Pepsico, Inc., 0.16%, 5/23/11	7,500,000	7,498
(b)	PepsiCo, Inc., 0.16%, 5/9/11	12,000,000	11,998

	Total		23,999

	Capital Goods (0.9%)
	Wal-Mart Stores, Inc., 0.15%, 4/13/11	10,000,000	10,000
	Wal-Mart Stores, Inc., 0.17%, 4/13/11	10,000,000	9,999

	Total		19,999

	Commercial Banks Non-US (2.8%)
(b)	Barclays US Funding LLC, 0.16%, 4/5/11	10,000,000	10,000
	Barclays US Funding LLC, 0.33%, 7/26/11	10,000,000	9,990
	HSBC Finance Corp., 0.18%, 4/29/11	10,000,000	9,999
(b)	HSBC Finance Corp., 0.23%, 4/4/11	10,000,000	10,000
	Rabobank Nederland NV of NY, 0.331%, 8/8/11	5,000,000	4,999
(b)	Royal Bank Of Canada, 0.17%, 4/18/11	20,000,000	19,998

	Total		64,986

	Short-Term Investments (23.0%)	Shares/ $ Par	Value $ (000’s)

	Commercial Banks US (1.0%)
(k)	Bank Of America Corp., 0.15%, 4/12/11	10,000,000	10,000
(b)	Morgan Stanley, 0.553%, 1/9/12	15,000,000	15,000

	Total		25,000

	Consumer Products/Retailing (0.4%)
(k)	eBay, Inc., 0.15%, 4/13/11	10,000,000	10,000

	Total		10,000

	Electronics (2.3%)
(b)	Cisco Systems, Inc., 0.20%, 5/4/11	20,000,000	19,996
(b)	Emerson Electric Co., 0.15%, 4/6/11	13,500,000	13,500
(b)	International Business Machine Corp., 0.10%, 4/1/11	20,000,000	20,000

	Total		53,496

	Energy (0.9%)
(b)	Sempra Global, 0.28%, 4/4/11	20,000,000	20,000

	Total		20,000

	Federal Government & Agencies (0.6%)
(b)	Federal Home Loan Bank, 0.17%, 4/27/11	15,000,000	14,998

	Total		14,998

	Finance Services (1.3%)
	Govco LLC, 0.27%, 5/24/11	10,000,000	9,996
	Govco LLC, 0.28%, 4/28/11	10,000,000	9,998
	Merrill Lynch & Co., 0.504%, 11/1/11	10,000,000	9,994

	Total		29,988

	Information Technology (0.9%)
	Google, Inc., 0.15%, 4/27/11	10,000,000	9,999
	Google, Inc., 0.19%, 4/21/11	10,000,000	9,999

	Total		19,998

	Life Insurance (0.5%)
	Mass Mutual Global Funding II, 0.303%, 4/21/11 144A	6,600,000	6,600
	New York Life Global Funding, 0.261%, 4/1/11 144A	5,000,000	5,000

	Total		11,600

	Machinery (1.7%)
(b)	Caterpillar Financial Services Corp., 0.16%, 4/1/11	20,000,000	20,000
(b)	John Deere Capital Corp., 0.18%, 4/27/11	20,000,000	19,997

	Total		39,997

Balanced Portfolio

	Short-Term Investments (23.0%)	Shares/ $ Par	Value $ (000’s)

	Miscellaneous Business Credit Institutions (1.3%)
(b)	General Electric Capital Corp., 0.17%, 5/16/11	15,000,000	14,997
	General Electric Capital Corp., 0.373%, 4/18/11	3,000,000	3,000
	PACCAR Financial Corp., 0.17%, 4/26/11	2,500,000	2,500
(b)	PACCAR Financial Corp., 0.18%, 4/1/11	10,000,000	10,000

	Total		30,497

	Oil and Gas (0.9%)
(b)	Devon Energy Corp., 0.20%, 4/1/11	10,100,000	10,100
(b)	Kinder Morgan Energy LP, 0.32%, 4/6/11	10,000,000	10,000

	Total		20,100

	Personal Credit Institutions (2.2%)
(b)	Nestle Capital Corp., 0.12%, 4/4/11	20,000,000	20,000
(b)	Old Line Funding LLC, 0.21%, 4/25/11	20,000,000	19,997
(b)	Straight-A Funding LLC, 0.17%, 5/5/11	2,500,000	2,499
	Straight-A Funding LLC, 0.24%, 5/19/11	9,900,000	9,897

	Total		52,393

	Short Term Business Credit (2.6%)
(b)	Atlantic Asset Securitization LLC, 0.22%, 4/11/11	20,000,000	19,999
	Falcon Asset Securitization Co. LLC, 0.20%, 4/20/11	10,000,000	9,999
	Falcon Asset Securitization Co. LLC, 0.24%, 6/28/11	10,000,000	9,994
(b)	Sheffield Receivables, 0.14%, 4/1/11	10,000,000	10,000
	Sheffield Receivables, 0.27%, 5/19/11	10,000,000	9,996

	Total		59,988

	Total Short-Term Investments
	(Cost: $537,014)		536,989

	Total Investments (109.7%)
	(Cost: $2,345,308)(a)		2,557,455

	Other Assets, Less
	Liabilities (-9.7%)		(226,808)

	Net Assets (100.0%)		2,330,647

Balanced Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011 the value of these securities (in thousands) was $176,090 representing 7.6% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $2,345,308 and the net unrealized appreciation of investments based on that cost was $212,147 which is comprised of $244,289 aggregate gross unrealized appreciation and $32,142 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2011, $37,567)	590	6/11	$1,401
US Five Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2011, $4,787)	41	6/11	1
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2011, $94,705)	794	6/11	193
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2011, $40,339)	185	6/11	14
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2011, $11,751)	96	6/11	111

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond - par value is foreign denominated.

(g)	All or portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on March 31, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	AUD	3,700	9/11	$-	$(44)	$(44)
Sell	Barclays Bank PLC	BRL	2,405	6/11	5	-	5
Buy	Barclays Bank PLC	JPY	404,255	9/11	-	(133)	(133)
Sell	Barclays Bank PLC	JPY	3,700,881	9/11	2,245	-	2,245
Sell	Barclays Bank PLC	MXN	112,930	4/11	-	(286)	(286)

					$2,250	$(463)	$1,787

AUD — Australian Dollar

BRL — Brazilian Real

JPY — Japanese Yen

MXN — Mexican New Peso

Balanced Portfolio

(j)	Swap agreements outstanding on March 31, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
MSCI Daily Net EAFE Index	Goldman Sachs International	3-Month USD LIBOR - 25 Basis Points (Bps)	MSCI Daily Net EAFE Index Total Return	8/11	156,413	$(1,870)
Russell 1000 Growth Index	Credit Suisse International	Russell 1000 Growth Index Total Return	3-Month USD LIBOR - 9 Bps	5/11	141,163	(1,661)
Russell 1000 Growth Index	JPMorgan Chase Bank, N.A.	Russell 1000 Growth Index Total Return	3-Month USD LIBOR - 8 Bps	5/11	118,299	(721)
Russell 1000 Value Index	Credit Suisse International	3-Month USD LIBOR - 1 Bps	Russell 1000 Value Index Total Return	5/11	134,267	3,124
Russell 1000 Value Index	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR	Russell 1000 Value Index Total Return	5/11	112,696	1,796
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR - 20 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/11	1,071	91
Russell 2000 Growth Index	JPMorgan Chase Bank, N.A.	Russell 2000 Growth Index Total Return	3-Month USD LIBOR - 83 Bps	5/11	33,395	(1,834)
Russell 2000 Value Index	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR - 45 Bps	Russell 2000 Value Index Total Return	5/11	31,298	1,136
Russell Midcap Growth Index	Credit Suisse International	Russell Midcap Growth Index Total Return	3-Month USD LIBOR - 21 Bps	5/11	111,181	(3,247)
Russell Midcap Value Index	Credit Suisse International	3-Month USD LIBOR - 9 Bps	Russell Midcap Value Index Total Return	5/11	105,501	3,573

						$387

(k)	Securities with an aggregate value of $20,000 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2011.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Balanced Portfolio

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$906,856	$-	$-
Foreign Common Stocks	130,012	-	-
Preferred Stocks	1,089	332	-
US Government & Agency Bonds	-	145,796	-
Foreign Bonds	-	31,380	-
Municipal Bonds	-	12,599	-
Corporate Bonds	-	337,621	-
Structured Products	-	454,493	288
Short-Term Investments	-	536,989	-
Other Financial Instruments^
Futures	1,720	-	-
Forward Currency Contracts	-	2,250	-
Total Return Swaps	-	9,720	-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(463)	-
Total Return Swaps	-	(9,333)	-
Total	$1,039,677	$1,521,384	$288

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Asset Allocation Portfolio

Schedule of Investments

March 31, 2011 (unaudited)

	Domestic Common Stocks and Warrants (49.1%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (33.5%)

	Consumer Discretionary (4.4%)
	Abercrombie & Fitch Co. - Class A	9,900	581
*	Amazon.com, Inc.	4,200	757
	Coach, Inc.	13,000	677
*	DIRECTV - Class A	15,600	730
*	Discovery Communications, Inc.	14,100	497
*	Ford Motor Co.	12,700	189
	The Home Depot, Inc.	17,800	660
	Johnson Controls, Inc.	19,600	815
	Kohl’s Corp.	9,200	488
*	Las Vegas Sands Corp.	9,200	388
	Limited Brands, Inc.	31,100	1,023
	Marriott International, Inc. - Class A	22,100	786
	McDonald’s Corp.	15,800	1,202
	NIKE, Inc. - Class B	4,400	333
*	Priceline.com, Inc.	1,400	709
	Target Corp.	14,200	710
	The Walt Disney Co.	12,700	547

	Total		11,092

	Consumer Staples (2.6%)
	The Coca-Cola Co.	28,700	1,904
	Costco Wholesale Corp.	15,100	1,107
	CVS Caremark Corp.	16,805	577
*	Hansen Natural Corp.	7,100	428
	Kimberly-Clark Corp.	4,100	268
*	Mead Johnson Nutrition Co.	12,300	712
	Philip Morris International, Inc.	26,100	1,713

	Total		6,709

	Energy (4.1%)
	Anadarko Petroleum Corp.	9,300	762
	Chevron Corp.	2,900	312
	ConocoPhillips	3,800	303
	Exxon Mobil Corp.	36,000	3,029
	Halliburton Co.	23,600	1,176
*	Kinder Morgan Energy Partners LP	2,300	170
	Occidental Petroleum Corp.	7,500	784
	Petroleo Brasileiro SA, ADR	19,500	788
	Schlumberger, Ltd.	19,800	1,847
*	Weatherford International, Ltd.	55,000	1,243

	Total		10,414

	Financials (1.9%)
	American Express Co.	19,600	886
	CME Group, Inc. - Class A	1,100	332
	The Goldman Sachs Group, Inc.	2,400	380
	HCP, Inc.	7,000	266
	Invesco, Ltd.	52,000	1,329

	Domestic Common Stocks and Warrants (49.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	JPMorgan Chase & Co.	8,900	410
	MetLife, Inc.	14,700	658
	New York Community Bancorp, Inc.	14,900	257
	Wells Fargo & Co.	11,700	371

	Total		4,889

	Health Care (3.4%)
	Abbott Laboratories	1,300	64
*	Alexion Pharmaceuticals, Inc.	3,400	335
	Allergan, Inc.	10,000	710
*	AmerisourceBergen Corp.	38,100	1,507
	Bristol-Myers Squibb Co.	24,200	640
*	Celgene Corp.	9,500	547
	Covidien PLC	10,800	561
*	Express Scripts, Inc.	25,900	1,440
*	Intuitive Surgical, Inc.	2,100	700
	Johnson & Johnson	3,200	190
	Merck & Co., Inc.	7,900	261
	Pfizer, Inc.	15,200	309
	Teva Pharmaceutical Industries, Ltd., ADR	14,200	712
*	Thermo Fisher Scientific, Inc.	11,700	650

	Total		8,626

	Industrials (4.3%)
	Caterpillar, Inc.	8,950	996
	Cummins, Inc.	9,300	1,019
	Danaher Corp.	20,400	1,059
	Dover Corp.	21,600	1,420
	FedEx Corp.	7,400	692
	Honeywell International, Inc.	20,550	1,227
	Illinois Tool Works, Inc.	15,600	838
	PACCAR, Inc.	14,950	783
	Pitney Bowes, Inc.	11,000	283
	Precision Castparts Corp.	3,800	559
	Union Pacific Corp.	6,400	629
	United Parcel Service, Inc. - Class B	8,500	632
	United Technologies Corp.	8,950	758

	Total		10,895

	Information Technology (9.1%)
*	Apple, Inc.	11,000	3,833
*	Baidu, Inc., ADR	3,000	413
	Broadcom Corp. - Class A	16,200	638
	Cisco Systems, Inc.	84,400	1,448
*	Citrix Systems, Inc.	11,000	808
*	Cognizant Technology Solutions Corp. - Class A	14,000	1,140
*	EMC Corp.	24,800	658
*	Google, Inc. - Class A	3,300	1,935
	Hewlett-Packard Co.	30,200	1,237
	Intel Corp.	28,300	571

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (49.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	International Business Machines Corp.	14,900	2,430
*	Juniper Networks, Inc.	16,500	694
	MasterCard, Inc. - Class A	2,700	680
	Microsoft Corp.	76,900	1,950
*	NetApp, Inc.	4,400	212
	Nokia Corp. OYJ, ADR	18,300	156
	Oracle Corp.	53,500	1,785
	Paychex, Inc.	7,400	232
	QUALCOMM, Inc.	22,200	1,217
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,100	257
	Western Union Co.	48,100	999

	Total		23,293

	Materials (1.4%)
	Freeport-McMoRan Copper & Gold, Inc.	14,400	800
	Goldcorp, Inc.	8,000	398
*	LyondellBasell Industries NV - Class A	17,700	700
	Potash Corp. of Saskatchewan, Inc.	8,400	495
	Praxair, Inc.	11,200	1,138
	Southern Copper Corp.	3,600	145

	Total		3,676

	Other Holdings (0.6%)
	iShares Russell 1000 Growth Index Fund	26,300	1,590

	Total		1,590

	Telecommunication Services (1.0%)
*	American Tower Corp. - Class A	19,800	1,026
	AT&T, Inc.	9,400	288
	CenturyLink, Inc.	6,400	266
	China Mobile, Ltd., ADR	5,300	245
	Deutsche Telekom AG, ADR	5,400	83
	France Telecom SA, ADR	3,300	74
	Telstra Corp., Ltd., ADR	7,700	111
	Verizon Communications, Inc.	7,800	301
	Vodafone Group PLC, ADR	3,900	112

	Total		2,506

	Utilities (0.7%)
	Ameren Corp.	9,400	264
	American Electric Power Co., Inc.	7,300	256
	CenterPoint Energy, Inc.	16,200	284
	Consolidated Edison, Inc.	5,200	264
	Exelon Corp.	6,300	260
	PPL Corp.	10,300	261
	Southern Co.	6,700	255

	Total		1,844

	Total Large Cap Common Stocks		85,534

	Domestic Common Stocks and Warrants (49.1%)	Shares/ $ Par	Value $ (000’s)

	Mid Cap Common Stocks (10.1%)

	Consumer Discretionary (2.1%)
*	Bed Bath & Beyond, Inc.	7,700	372
*	BorgWarner, Inc.	3,200	255
*	Charter Communications, Inc. - Class A	2,806	142
	Chico’s FAS, Inc.	25,200	376
	DeVry, Inc.	9,900	545
*	Dollar Tree, Inc.	7,050	391
	Fortune Brands, Inc.	800	50
*	GameStop Corp. - Class A	10,500	236
*	Jack in the Box, Inc.	15,112	343
*	Lamar Advertising Co. - Class A	8,800	325
	Macy’s, Inc.	5,500	133
	The McGraw-Hill Cos., Inc.	5,500	217
*	MGM Resorts International	17,200	226
	Nordstrom, Inc.	7,800	350
*	O’Reilly Automotive, Inc.	16,100	925
*	Penn National Gaming, Inc.	8,900	330

	Total		5,216

	Consumer Staples (0.1%)
*	Ralcorp Holdings, Inc.	3,100	212

	Total		212

	Energy (0.7%)
*	Cameron International Corp.	7,700	440
	Cimarex Energy Co.	3,600	415
*	Denbury Resources, Inc.	14,800	361
*	FMC Technologies, Inc.	3,700	349
*	Forest Oil Corp.	7,500	284

	Total		1,849

	Financials (0.7%)
	Assured Guaranty, Ltd.	12,100	180
*	CB Richard Ellis Group, Inc. - Class A	11,800	315
	DuPont Fabros Technology, Inc.	8,500	206
*	IntercontinentalExchange, Inc.	3,315	410
	Lazard, Ltd. - Class A	4,900	204
*	MBIA, Inc.	18,900	190
	Raymond James Financial, Inc.	10,000	382

	Total		1,887

	Health Care (1.3%)
*	Cerner Corp.	6,000	667
*	Charles River Laboratories International, Inc.	5,300	203
*	Covance, Inc.	3,900	213
*	DaVita, Inc.	4,650	398
*	Immucor, Inc.	22,976	455
*	Mettler-Toledo International, Inc.	3,200	550

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (49.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Pharmaceutical Product Development, Inc.	29,300	812

	Total		3,298

	Industrials (1.4%)
	Cooper Industries PLC	3,500	227
*	Corrections Corp. of America	15,000	366
	Expeditors International of Washington, Inc.	7,700	386
*	Foster Wheeler AG	22,700	854
	Joy Global, Inc.	2,600	257
	MSC Industrial Direct Co., Inc. - Class A	7,200	493
	Republic Services, Inc.	6,600	198
	Robert Half International, Inc.	9,700	297
	Roper Industries, Inc.	6,479	560

	Total		3,638

	Information Technology (3.0%)
*	Alliance Data Systems Corp.	6,400	550
*	Amphenol Corp. - Class A	17,600	957
*	Autodesk, Inc.	10,900	481
*	Avago Technologies, Ltd.	27,900	868
*	BMC Software, Inc.	18,500	920
*	Check Point Software Technologies, Ltd.	6,200	317
	FactSet Research Systems, Inc.	1,200	126
	Global Payments, Inc.	8,800	430
*	Marvell Technology Group, Ltd.	22,400	348
*	Microchip Technology, Inc.	15,600	593
*	Monster Worldwide, Inc.	6,300	100
*	Siliconware Precision Industries Co., ADR	91,100	550
*	Skyworks Solutions, Inc.	9,200	298
*	VeriFone Systems, Inc.	11,150	613
*	Zebra Technologies Corp. - Class A	12,500	491

	Total		7,642

	Materials (0.4%)
	Ecolab, Inc.	5,700	291
*	Owens-Illinois, Inc.	13,200	398
*	Solutia, Inc.	8,686	221
*	Titanium Metals Corp.	11,200	208

	Total		1,118

	Telecommunication Services (0.4%)
*	NII Holdings, Inc.	6,800	283
*	SBA Communications Corp. - Class A	10,300	409
	Windstream Corp.	20,700	267

	Total		959

	Total Mid Cap Common Stocks		25,819

	Domestic Common Stocks and Warrants (49.1%)	Shares/ $ Par	Value $ (000’s)

	Small Cap Common Stocks (5.5%)

	Consumer Discretionary (0.7%)
*	American Public Education, Inc.	3,350	136
*	Bally Technologies, Inc.	2,700	102
*	Bravo Brio Restaurant Group, Inc.	8,450	149
*	Deckers Outdoor Corp.	1,300	112
*	Dex One Corp.	1,989	10
*	Genesco, Inc.	3,800	153
*	Grand Canyon Education, Inc.	3,000	44
*	Kirkland’s, Inc.	9,500	147
*	LKQ Corp.	9,500	229
	Monro Muffler Brake, Inc.	6,225	205
	P.F. Chang’s China Bistro, Inc.	1,450	67
*	Shuffle Master, Inc.	6,650	71
*	Ulta Salon, Cosmetics & Fragrance, Inc.	4,600	221
*	Vera Bradley, Inc.	3,300	139

	Total		1,785

	Consumer Staples (0.3%)
*	Heckmann Corp.	20,600	135
*	Primo Water Corp.	5,400	66
*	TreeHouse Foods, Inc.	4,194	238
*	United Natural Foods, Inc.	4,100	184

	Total		623

	Energy (0.5%)
*	Brigham Exploration Co.	6,100	227
	CARBO Ceramics, Inc.	1,500	212
*	Carrizo Oil & Gas, Inc.	6,450	238
*	Gulfport Energy Corp.	1,600	58
	Lufkin Industries, Inc.	900	84
*	Superior Energy Services, Inc.	4,400	180
*	Swift Energy Co.	3,400	145

	Total		1,144

	Financials (0.5%)
	Boston Private Financial Holdings, Inc.	14,150	100
	Digital Realty Trust, Inc.	1,978	115
	East West Bancorp, Inc.	4,050	89
	Greenhill & Co., Inc.	800	53
	Market Vectors Junior Gold Miners ETF	3,600	141
*	MF Global Holdings, Ltd.	17,050	141
	MFA Financial, Inc.	13,400	110
*	Netspend Holdings, Inc.	8,950	94
*	Portfolio Recovery Associates, Inc.	3,546	302
	Synovus Financial Corp.	76,350	183

	Total		1,328

	Health Care (0.7%)
*	Align Technology, Inc.	6,250	128
*	American Medical Systems Holdings, Inc.	6,850	148
*	DexCom, Inc.	15,909	247
*	Exact Sciences Corp.	9,400	69
*	Fluidigm Corp.	3,600	52

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (49.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Illumina, Inc.	2,100	147
*	IPC The Hospitalist Co.	5,665	257
*	MAP Pharmaceuticals, Inc.	3,600	50
	Masimo Corp.	3,184	105
*	Natus Medical, Inc.	4,950	83
*	Nektar Therapeutics	6,500	62
*	NxStage Medical, Inc.	5,850	129
*	PSS World Medical, Inc.	3,700	100
*	Volcano Corp.	2,750	70
*	Zoll Medical Corp.	2,200	99

	Total		1,746

	Industrials (1.0%)
	Actuant Corp. - Class A	5,900	171
*	Chart Industries, Inc.	1,500	83
*	GrafTech International, Ltd.	6,850	141
*	Higher One Holdings, Inc.	6,300	91
*	Hub Group, Inc. - Class A	7,900	286
*	The Keyw Holding Corp.	6,800	83
	Knight Transportation, Inc.	17,299	333
	Knoll, Inc.	5,665	119
*	Oshkosh Corp.	5,200	184
*	Polypore International, Inc.	3,450	199
	Resources Connection, Inc.	6,800	132
	Snap-on, Inc.	2,800	168
	Tennant Co.	2,550	107
*	Titan Machinery, Inc.	4,250	107
*	TransDigm Group, Inc.	2,850	239
	Valmont Industries, Inc.	600	63
*	WESCO International, Inc.	2,400	150

	Total		2,656

	Information Technology (1.5%)
*	Advanced Energy Industries, Inc.	9,841	161
*	Ancestry.com, Inc.	3,950	140
*	Calix, Inc.	9,100	185
*	Cardtronics, Inc.	8,750	178
*	Concur Technologies, Inc.	3,100	172
*	Cornerstone OnDemand, Inc.	1,800	33
*	DG Fastchannel, Inc.	3,250	105
*	Dice Holdings, Inc.	11,050	167
*	Diodes, Inc.	4,600	157
*	Equinix, Inc.	1,936	176
*	EZchip Semiconductor, Ltd.	2,000	59
*	Finisar Corp.	3,450	85
*	Hittite Microwave Corp.	423	27
*	InterXion Holding NV	1,300	17
*	Intralinks Holdings, Inc.	2,100	56
*	Microsemi Corp.	6,700	139
	MKS Instruments, Inc.	1,350	45
*	Nanometrics, Inc.	3,750	68
	Pegasystems, Inc.	3,550	135
*	RightNow Technologies, Inc.	6,000	188
*	Riverbed Technology, Inc.	2,750	103
*	Sourcefire, Inc.	9,550	263
*	SPS Commerce, Inc.	6,600	102
*	SuccessFactors, Inc.	4,550	178

	Domestic Common Stocks and Warrants (49.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Synchronoss Technologies, Inc.	7,000	243
*	Taleo Corp. - Class A	1,350	48
*	The Ultimate Software Group, Inc.	4,550	267
*	VanceInfo Technologies, Inc., ADR	3,995	125
*	VASCO Data Security International, Inc.	5,500	75
*	VistaPrint NV	4,250	221

	Total		3,918

	Materials (0.1%)
	Balchem Corp.	2,200	82
	Kronos Worldwide, Inc.	4,050	237

	Total		319

	Other Holdings (0.1%)
	iShares Nasdaq Biotechnology Index Fund	1,500	150
	SPDR Metals & Mining ETF	2,850	212

	Total		362

	Telecommunication Services (0.1%)
	AboveNet, Inc.	2,050	133

	Total		133

	Total Small Cap Common Stocks		14,014

	Total Domestic Common Stocks and Warrants
	(Cost: $98,123)		125,367

	Foreign Common Stocks (6.7%)

	Other Holdings (6.7%)
	iShares MSCI EAFE Index Fund	82,000	4,928
	iShares MSCI Japan Index Fund	85,000	876
	Vanguard Emerging Markets ETF	229,600	11,232

	Total Foreign Common Stocks
	(Cost: $16,540)		17,036

	Preferred Stocks (0.1%)

	Finance Services (0.1%)
	Ally Financial, Inc, 8.50%, 5/15/16	4,589	114
	Ally Financial, Inc., 7.00%, 12/31/11 144A	91	85
	GMAC Capital Trust I, 8.125%, 2/15/40	1,703	43

	Total Preferred Stocks
	(Cost: $220)		242

Asset Allocation Portfolio

Investment Grade Segment (5.9%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.1%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	15,000	17
Goodrich Corp., 4.875%, 3/1/20	15,000	16
L-3 Communications Corp., 5.20%, 10/15/19	5,000	5
Meccanica Holdings USA, 6.25%, 7/15/19 144A	30,000	31
Meccanica Holdings USA, 6.25%, 1/15/40 144A	15,000	14
Northrop Grumman Corp., 3.50%, 3/15/21	70,000	65

Total		148

Auto Manufacturing (0.1%)
American Honda Finance Corp., 3.50%, 3/16/15 144A	35,000	36
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	75,000	75
PACCAR Financial Corp., 1.95%, 12/17/12	10,000	10
PACCAR, Inc., 6.875%, 2/15/14	20,000	23
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	45,000	44

Total		188

Banking (1.8%)
Ameriprise Financial, Inc., 5.30%, 3/15/20	5,000	5
Bank of America Corp., 3.625%, 3/17/16	35,000	35
Bank of America Corp., 5.625%, 7/1/20	115,000	118
Bank of America Corp., 5.75%, 12/1/17	20,000	21
Bank of America Corp., 6.00%, 9/1/17	30,000	32
Bank of New York Mellon Corp., 2.50%, 1/15/16	15,000	15
Barclays Bank PLC, 2.50%, 9/21/15 144A	200,000	194
BNP Paribas Home Loan Covered Bonds SA, 2.20%, 11/2/15 144A	300,000	288
Canadian Imperial Bank of Commerce, 2.60%, 7/2/15 144A	150,000	151
Cie de Financement Foncier, 2.50%, 9/16/15 144A	50,000	48
Citigroup, Inc., 4.75%, 5/19/15	150,000	157
Citigroup, Inc., 6.125%, 11/21/17	65,000	71
Countrywide Financial Corp., 5.80%, 6/7/12	40,000	42
Credit Suisse Guernsey, Ltd., 5.86%, 12/31/49	5,000	5
Credit Suisse/New York NY, 5.50%, 5/1/14	125,000	137
DnB NOR Boligkreditt, 2.10%, 10/14/15 144A	250,000	242
DnB NOR Boligkreditt, 2.90%, 3/29/16 144A	200,000	199
Eksportfinans ASA, 2.00%, 9/15/15	250,000	245
The Goldman Sachs Group, Inc., 3.70%, 8/1/15	15,000	15
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	5,000	5
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	50,000	54
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	5,000	5
HSBC Capital Funding LP, 4.61%, 12/31/49 144A	25,000	24
HSBC Holdings PLC, 5.10%, 4/5/21	85,000	85
JPMorgan Chase & Co., 3.45%, 3/1/16	100,000	100
JPMorgan Chase & Co., 4.25%, 10/15/20	135,000	129
JPMorgan Chase & Co., 6.00%, 1/15/18	30,000	33
JPMorgan Chase & Co., 7.90%, 4/29/49	35,000	38
KeyCorp, 5.10%, 3/24/21	25,000	25
Merrill Lynch & Co., 6.22%, 9/15/26	20,000	20
Merrill Lynch & Co., 6.40%, 8/28/17	120,000	131
Morgan Stanley, 3.45%, 11/2/15	70,000	69
Morgan Stanley, 5.55%, 4/27/17	100,000	105
Morgan Stanley, 5.95%, 12/28/17	100,000	107
Morgan Stanley, 7.30%, 5/13/19	5,000	6
Nationwide Building Society, 2.50%, 8/17/12 144A	250,000	256
NB Capital Trust IV, 8.25%, 4/15/27	25,000	26

Investment Grade Segment (5.9%)	Shares/ $ Par	Value $ (000’s)

Banking continued
PNC Funding Corp., 4.375%, 8/11/20	65,000	65
Regions Financial Corp., 5.75%, 6/15/15	40,000	41
The Royal Bank of Scotland PLC, 6.125%, 1/11/21	35,000	36
Sparebanken 1 Boligkreditt, 1.25%, 10/25/13 144A	200,000	198
State Street Corp., 2.875%, 3/7/16	75,000	74
SunTrust Banks, Inc., 6.00%, 9/11/17	25,000	28
Swedbank AB, 2.90%, 1/14/13 144A	500,000	513
The Toronto-Dominion Bank, 2.20%, 7/29/15 144A	80,000	79
U.S. Bancorp, 3.442%, 2/1/16	70,000	70
U.S. Bancorp, 4.20%, 5/15/14	30,000	32
USB Capital XIII Trust, 6.625%, 12/15/39	20,000	21
Wachovia Corp., 5.75%, 2/1/18	5,000	6
Wells Fargo & Co., 3.676%, 6/15/16	160,000	161
Wells Fargo & Co., 4.60%, 4/1/21	45,000	44
Westpac Banking Corp., 3.00%, 8/4/15	20,000	20

Total		4,626

Beverage/Bottling (0.1%)
Anheuser-Busch Cos., 4.50%, 4/1/18	5,000	5
Anheuser-Busch Cos., 5.75%, 4/1/36	15,000	15
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	40,000	43
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	70,000	95
The Coca-Cola Co., 3.15%, 11/15/20	50,000	47
Dr. Pepper Snapple Group, Inc., 7.45%, 5/1/38	30,000	37
PepsiCo, Inc., 3.125%, 11/1/20	45,000	42
PepsiCo, Inc., 7.90%, 11/1/18	35,000	44

Total		328

Cable/Media/Broadcasting/Satellite (0.3%)
Comcast Corp., 6.95%, 8/15/37	70,000	76
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 3/1/16	75,000	75
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.875%, 10/1/19	90,000	97
Gannett Co., Inc., 6.375%, 9/1/15 144A	35,000	36
Gannett Co., Inc., 7.125%, 9/1/18 144A	45,000	45
Gannett Co., Inc., 9.375%, 11/15/17	40,000	45
Historic TW, Inc., 6.625%, 5/15/29	40,000	43
Historic TW, Inc., 6.875%, 6/15/18	10,000	12
NBCUniveral Media LLC, 2.875%, 4/1/16 144A	120,000	117
News America, Inc., 4.50%, 2/15/21 144A	60,000	59
News America, Inc., 6.90%, 8/15/39	10,000	11
TCI Communications, Inc., 8.75%, 8/1/15	60,000	73
Time Warner Cable, Inc., 4.125%, 2/15/21	25,000	23
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	68
Time Warner, Inc., 4.75%, 3/29/21	50,000	50
Time Warner, Inc., 6.25%, 3/29/41	40,000	40

Total		870

Conglomerate/Diversified Manufacturing (0.1%)
The Dow Chemical Co., 7.60%, 5/15/14	40,000	46
E.I. du Pont de Nemours & Co., 2.75%, 4/1/16	50,000	50
E.I. du Pont de Nemours & Co., 3.625%, 1/15/21	10,000	9
Eastman Chemical Co., 7.25%, 1/15/24	5,000	6
Honeywell International, Inc., 5.30%, 3/1/18	45,000	50
Potash Corp. of Saskatchewan, Inc., 3.25%, 12/1/17	45,000	44

Asset Allocation Portfolio

Investment Grade Segment (5.9%)	Shares/ $ Par	Value $ (000’s)

Conglomerate/Diversified Manufacturing continued
PPG Industries, Inc., 3.60%, 11/15/20	15,000	14
United Technologies Corp., 5.375%, 12/15/17	70,000	79

Total		298

Consumer Products (0.1%)
Colgate-Palmolive Co., 2.95%, 11/1/20	30,000	28
Colgate-Palmolive Co., 4.20%, 5/15/13	15,000	16
Fortune Brands, Inc., 5.375%, 1/15/16	65,000	69
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	43
Unilever Capital Corp., 2.75%, 2/10/16	55,000	55

Total		211

Electric Utilities (0.5%)
Alabama Power Co., 3.375%, 10/1/20	25,000	24
Ameren Corp., 8.875%, 5/15/14	15,000	17
Appalachian Power Co., 4.60%, 3/30/21	45,000	44
Arizona Public Service Co., 8.75%, 3/1/19	10,000	13
Bruce Mansfield Unit, 6.85%, 6/1/34	29,433	31
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	27
Commonwealth Edison Co., 4.00%, 8/1/20	25,000	24
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light & Power Co., 5.65%, 5/1/18	10,000	11
The Detroit Edison Co., 3.45%, 10/1/20	25,000	24
DTE Energy Co., 6.375%, 4/15/33	5,000	5
Duke Energy Corp., 6.25%, 6/15/18	5,000	6
Duke Energy Indiana, Inc., 3.75%, 7/15/20	45,000	44
Entergy Louisiana LLC, 6.50%, 9/1/18	25,000	28
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	55
Exelon Generation Co. LLC, 6.20%, 10/1/17	30,000	33
Indiana Michigan Power Co., 5.05%, 11/15/14	160,000	169
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	27,492	28
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	48
Nevada Power Co., 5.95%, 3/15/16	10,000	11
NSTAR, 4.50%, 11/15/19	10,000	10
Ohio Edison Co., 6.875%, 7/15/36	5,000	5
Pacific Gas & Electric Co., 3.50%, 10/1/20	25,000	23
Pacific Gas & Electric Co., 4.80%, 3/1/14	30,000	32
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	11
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	6
PPL Energy Supply LLC, 6.50%, 5/1/18	10,000	11
Public Service Co. of Colorado, 3.20%, 11/15/20	30,000	28
Public Service Co. of Colorado, 5.80%, 8/1/18	10,000	11
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	106
Puget Sound Energy, Inc., 6.274%, 3/15/37	30,000	33
San Diego Gas & Electric Co., 4.50%, 8/15/40	30,000	27
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	11
Sempra Energy, 6.15%, 6/15/18	15,000	17
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	16
Tampa Electric Co., 5.40%, 5/15/21 144A	30,000	33
Tampa Electric Co., 6.10%, 5/15/18	25,000	28
The Toledo Edison Co., 6.15%, 5/15/37	40,000	41
Union Electric Co., 6.40%, 6/15/17	10,000	11
Union Electric Co., 6.70%, 2/1/19	10,000	12
Virginia Electric & Power Co., 3.45%, 9/1/22	65,000	59

Total		1,179

Electronics (0.1%)
Broadcom Corp., 2.375%, 11/1/15 144A	35,000	34
Cisco Systems, Inc., 3.15%, 3/14/17	70,000	70
Hewlett-Packard Co., 2.125%, 9/13/15	55,000	54

Investment Grade Segment (5.9%)	Shares/ $ Par	Value $ (000’s)

Electronics continued
International Business Machines Corp., 2.00%, 1/5/16	100,000	97

Total		255

Food Processors (0.1%)
Archer-Daniels-Midland Co., 4.479%, 3/1/21	10,000	10
Archer-Daniels-Midland Co., 5.765%, 3/1/41	15,000	15
General Mills, Inc., 5.25%, 8/15/13	10,000	11
General Mills, Inc., 5.70%, 2/15/17	55,000	62
Kellogg Co., 4.00%, 12/15/20	35,000	34
Kraft Foods, Inc., 6.125%, 2/1/18	55,000	62
Kraft Foods, Inc., 6.50%, 8/11/17	20,000	23
Mead Johnson Nutrition Co., 4.90%, 11/1/19	35,000	36

Total		253

Gas Pipelines (0.1%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	11
DCP Midstream LLC, 5.35%, 3/15/20 144A	15,000	16
Energy Transfer Partners LP, 6.70%, 7/1/18	15,000	17
Enterprise Products Operating LLC, 3.20%, 2/1/16	70,000	70
Enterprise Products Operating LLC, 6.65%, 4/15/18	50,000	57
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	10,000	11
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	15
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	34
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	30,000	31
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	15,000	17
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	22
Williams Partners LP, 5.25%, 3/15/20	10,000	10

Total		311

Health Care/Pharmaceuticals (0.2%)
Becton, Dickinson & Co., 3.25%, 11/12/20	30,000	28
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	23
Johnson & Johnson, 5.85%, 7/15/38	40,000	45
Medco Health Solutions, Inc., 7.125%, 3/15/18	25,000	29
Medtronic, Inc., 2.625%, 3/15/16	30,000	30
Merck & Co., 3.875%, 1/15/21	50,000	49
Merck & Co., 5.75%, 11/15/36	5,000	5
Novartis Securities Investment, Ltd., 5.125%, 2/10/19	5,000	5
Pfizer, Inc., 5.35%, 3/15/15	15,000	17
Roche Holdings, Inc., 6.00%, 3/1/19 144A	75,000	85
Sanofi-Aventis SA, 2.625%, 3/29/16	60,000	59
Wyeth, 5.50%, 2/15/16	5,000	6
Wyeth, 5.95%, 4/1/37	35,000	37

Total		418

Independent Finance (0.1%)
American International Group, Inc., 5.60%, 10/18/16	25,000	26
American International Group, Inc., 6.40%, 12/15/20	55,000	59
General Electric Capital Corp., 5.625%, 5/1/18	125,000	135

Total		220

Information/Data Technology (0.1%)
Adobe Systems, Inc., 3.25%, 2/1/15	30,000	31

Asset Allocation Portfolio

Investment Grade Segment (5.9%)	Shares/ $ Par	Value $ (000’s)

Information/Data Technology continued
Microsoft Corp., 2.50%, 2/8/16	40,000	40
Oracle Corp., 3.875%, 7/15/20 144A	50,000	49
SAIC, Inc., 4.45%, 12/1/20 144A	25,000	25
SAIC, Inc., 5.95%, 12/1/40 144A	50,000	52
Symantec Corp., 2.75%, 9/15/15	20,000	19

Total		216

Life Insurance (0.1%)
MetLife, Inc., 4.75%, 2/8/21	50,000	50
Prudential Financial, Inc., 3.625%, 9/17/12	5,000	5
Prudential Financial, Inc., 4.50%, 11/15/20	45,000	44
Prudential Financial, Inc., 5.375%, 6/21/20	19,000	20
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	5
Teachers Insurance & Annuity Association-College Retirement Equity Fund, 6.85%, 12/16/39 144A	20,000	23
The Travelers Cos., Inc., 3.90%, 11/1/20	30,000	28
UnitedHealth Group, Inc., 4.70%, 2/15/21	25,000	25

Total		200

Machinery (0.0%)
Caterpillar Financial Services Corp., 5.45%, 4/15/18	10,000	11
Caterpillar Financial Services Corp., 5.85%, 9/1/17	50,000	57
John Deere Capital Corp., 5.50%, 4/13/17	40,000	45

Total		113

Metals/Mining (0.1%)
ArcelorMittal, 5.375%, 6/1/13	10,000	10
ArcelorMittal, 5.50%, 3/1/21	65,000	64
ArcelorMittal USA, Inc., 6.50%, 4/15/14	10,000	11
Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	30
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	15,000	16
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	35,000	38
Rio Tinto Finance USA, Ltd., 1.875%, 11/2/15	30,000	29
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	20
Southern Copper Corp., 5.375%, 4/16/20	5,000	5
Vale Overseas, Ltd., 5.625%, 9/15/19	60,000	63

Total		286

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 6.40%, 3/15/18	10,000	11
Praxair, Inc., 4.05%, 3/15/21	45,000	45

Total		56

Oil and Gas (0.3%)
BP Capital Markets PLC, 4.742%, 3/11/21	120,000	120
BP Capital Markets PLC, 4.75%, 3/10/19	85,000	88
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	5
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	48
ConocoPhillips, 6.00%, 1/15/20	60,000	69
Encana Corp., 6.50%, 8/15/34	30,000	32
Encana Corp., 6.625%, 8/15/37	10,000	11
Ensco PLC, 4.70%, 3/15/21	35,000	35
EOG Resources, Inc., 4.10%, 2/1/21	30,000	29
EOG Resources, Inc., 4.40%, 6/1/20	15,000	15
EOG Resources, Inc., 5.625%, 6/1/19	5,000	5
Hess Corp., 5.60%, 2/15/41	25,000	24
Husky Energy, Inc., 7.25%, 12/15/19	5,000	6
Marathon Oil Corp., 6.60%, 10/1/37	10,000	11

	Investment Grade Segment (5.9%)	Shares/ $ Par	Value $ (000’s)

	Oil and Gas continued
	Nexen, Inc., 6.20%, 7/30/19	25,000	28
	Noble Energy, Inc., 6.00%, 3/1/41	15,000	15
	Occidental Petroleum Corp., 4.125%, 6/1/16	40,000	42
	Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	15
	Petro-Canada, 5.95%, 5/15/35	45,000	45
	Shell International Finance BV, 4.30%, 9/22/19	65,000	67
	Suncor Energy, Inc., 6.85%, 6/1/39	15,000	17
	Talisman Energy, Inc., 3.75%, 2/1/21	45,000	42
	Total Capital SA, 4.125%, 1/28/21	60,000	60
	Valero Energy Corp., 6.125%, 2/1/20	45,000	49

	Total		878

	Other Finance (0.1%)
	American Express Co., 6.15%, 8/28/17	35,000	39
	American Express Credit Corp., 5.125%, 8/25/14	15,000	16
	CVS Pass-Through Trust, 6.036%, 12/10/28	40,220	41
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	55,000	54
	USAA Capital Corp., 2.24%, 3/30/12	60,000	61

	Total		211

	Other Holdings (0.8%)
(f)	Australia Treasury Bill, 0.00%, 9/9/11	270,000	273
(f)	Brazilian Government International Bond, 12.50%, 1/5/16	345,000	240
(f)	Canadian Treasury Bill, 0.00%, 7/21/11	694,000	714
(f)	Mexico Cetes, 0.00%, 4/7/11	705,000	592
(f)	Morgan Stanley, 10.00%, 4/8/12 144A	250,000	154

	Total		1,973

	Other Services (0.0%)
	American Tower Corp., 4.625%, 4/1/15	10,000	10
	American Tower Corp., 7.00%, 10/15/17	15,000	17
	Republic Services, Inc., 5.25%, 11/15/21	25,000	26
	Waste Management, Inc., 4.60%, 3/1/21	30,000	30

	Total		83

	Property and Casualty Insurance (0.0%)
	ACE INA Holdings, Inc., 2.60%, 11/23/15	25,000	24

	Total		24

	Railroads (0.1%)
	Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	25,000	24
	Canadian National Railway Co., 5.85%, 11/15/17	5,000	5
	Canadian Pacific Railway Co., 4.45%, 3/15/23	25,000	24
	CSX Corp., 5.60%, 5/1/17	30,000	33
	Norfolk Southern Corp., 5.64%, 5/17/29	50,000	52
	Union Pacific Corp., 4.00%, 2/1/21	15,000	15

	Total		153

	Real Estate Investment Trusts (0.1%)
	Developers Diversified Realty Corp., 4.75%, 4/15/18	90,000	88
	ERP Operating LP, 5.125%, 3/15/16	20,000	21
	HCP, Inc., 3.75%, 2/1/16	15,000	15
	HCP, Inc., 6.00%, 1/30/17	25,000	27
	HCP, Inc., 6.70%, 1/30/18	10,000	11
	Health Care REIT, Inc., 3.625%, 3/15/16	15,000	15
	Health Care REIT, Inc., 5.25%, 1/15/22	35,000	34
	Vornado Realty LP, 4.25%, 4/1/15	90,000	92
	WEA Finance LLC, 7.125%, 4/15/18 144A	25,000	29

Asset Allocation Portfolio

	Investment Grade Segment (5.9%)	Shares/ $ Par	Value $ (000’s)

	Real Estate Investment Trusts continued
	WEA Finance LLC / WT Finance Aust Pty, Ltd., 7.50%, 6/2/14 144A	15,000	17

	Total		349

	Restaurants (0.0%)
	Darden Restaurants, Inc., 6.20%, 10/15/17	25,000	28

	Total		28

	Retail Food and Drug (0.1%)
	CVS Caremark Corp., 6.25%, 6/1/27	40,000	44
	Delhaize Group, 6.50%, 6/15/17	40,000	45
	The Kroger Co., 7.50%, 4/1/31	40,000	48
	Safeway, Inc., 6.35%, 8/15/17	60,000	67

	Total		204

	Retail Stores (0.1%)
	The Home Depot, Inc., 5.875%, 12/16/36	45,000	45
	Lowe’s Cos., Inc., 5.80%, 4/15/40	20,000	21
	Nordstrom, Inc., 6.25%, 1/15/18	15,000	17
	Nordstrom, Inc., 7.00%, 1/15/38	15,000	18
	Target Corp., 6.50%, 10/15/37	15,000	17
	Wal-Mart Stores, Inc., 3.25%, 10/25/20	15,000	14
	Wal-Mart Stores, Inc., 3.625%, 7/8/20	15,000	14
	Wal-Mart Stores, Inc., 4.875%, 7/8/40	40,000	36
	Wal-Mart Stores, Inc., 5.00%, 10/25/40	30,000	28

	Total		210

	Telecommunications (0.3%)
	America Movil SAB de CV, 5.00%, 3/30/20	65,000	67
	AT&T Corp., 8.00%, 11/15/31	200,000	250
	AT&T, Inc., 2.50%, 8/15/15	20,000	20
	Qwest Corp., 6.50%, 6/1/17	40,000	44
	Qwest Corp., 8.375%, 5/1/16	10,000	12
	Rogers Communications, Inc., 6.375%, 3/1/14	50,000	56
	Telefonica Emisiones SAU, 3.729%, 4/27/15	35,000	35
	Verizon Communications, Inc., 5.85%, 9/15/35	80,000	80
	Verizon Communications, Inc., 6.25%, 4/1/37	30,000	31
	Verizon Communications, Inc., 6.35%, 4/1/19	50,000	57

	Total		652

	Tobacco (0.0%)
	Altria Group, Inc., 9.95%, 11/10/38	50,000	70

	Total		70

	Transportation Services (0.0%)
	United Parcel Service, Inc., 3.125%, 1/15/21	45,000	42

	Total		42

	Total Investment Grade Segment
	(Cost: $14,717)		15,053

	Governments (3.4%)

	Governments (3.4%)
	Overseas Private Investment, 4.10%, 11/15/14	50,160	53
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	1,000,000	1,039
	US Department of Housing & Urban Development, 6.08%, 8/1/13	100,000	102
	US Treasury, 1.25%, 2/15/14	805,000	806
	US Treasury, 1.75%, 7/31/15	330,000	328
	US Treasury, 2.125%, 12/31/15	1,005,000	1,005
	US Treasury, 2.625%, 8/15/20	870,000	816

Governments (3.4%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury, 2.75%, 2/15/19	1,730,000	1,690
US Treasury, 3.625%, 2/15/21	270,000	274
US Treasury, 3.875%, 8/15/40	1,000,000	895
US Treasury, 4.25%, 11/15/40	180,000	172
US Treasury, 4.625%, 2/15/40	380,000	387
US Treasury, 5.25%, 2/15/29	540,000	608
US Treasury Inflation Index Bond, 2.00%, 4/15/12	170,361	178
US Treasury Inflation Index Bond, 2.625%, 7/15/17	293,222	337

Total Governments
(Cost: $8,803)		8,690

Municipal Bonds (0.3%)

Municipal Bonds (0.3%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	88,000	76
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	60,000	54
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	10,000	10
The City of New York, Series C-1, 5.517%, 10/1/37 GO	40,000	38
Connecticut Housing Finance Authority, Series D-2, 5.00%, 11/15/26 RB	50,000	50
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	75,000	66
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	75,000	78
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	15,000	14
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	12,000	12
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	35,000	40
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	110,000	100
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	25,000	28
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	30,000	29
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	10,000	10
State of California, Series 2009, 7.55%, 4/1/39 GO	50,000	54
State of California, Series 2010, 7.60%, 11/1/40 GO	25,000	27
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	85,000	85
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	23,000	20
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	50,000	49

Total Municipal Bonds
(Cost: $874)		840

Asset Allocation Portfolio

Structured Products (10.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products (10.5%)
AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	1,183,000	1,308
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.453%, 2/14/43 IO	1,777,660	40
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	81,492	63
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	99,235	76
Banc of America Funding Corp., Series 2007-1, Class TA1A, .309%, 1/25/37	55,852	29
Banc of America Funding Corp., Series 2007-4, Class TA1A, .339%, 5/25/37	70,507	43
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class A2, 5.613%, 6/13/50	175,000	180
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	140,000	155
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.698%, 12/10/49	336,000	364
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	32,242	33
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	30,018	30
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	85,000	90
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	122,608	109
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	111,812	99
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	275,998	268
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.521%, 8/25/20 IO	1,045,647	96
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	65,595	68
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	98,121	104
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	189,875	200
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	71,407	75

Structured Products (10.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 2/1/39	922,040	939
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	351,675	358
Federal Home Loan Mortgage Corp., 4.50%, 12/1/40	1,416,678	1,443
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	715,878	729
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	123,707	133
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	22,374	24
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	85,067	90
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	60,386	65
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	84,607	89
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	25,050	27
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	79,624	86
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	17,746	19
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	116,161	127
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	234,677	254
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	80,302	86
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	276,693	296
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	102,384	107
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	75,242	82
Federal Home Loan Mortgage Corp. TBA, 4.00%, 4/1/41	1,500,000	1,473
Federal National Mortgage Association, 4.50%, 6/1/19	218,613	231
Federal National Mortgage Association, 4.50%, 12/1/19	21,254	22
Federal National Mortgage Association, 4.50%, 7/1/20	93,072	98
Federal National Mortgage Association, 4.50%, 9/1/24	153,855	162
Federal National Mortgage Association, 5.00%, 3/1/20	99,889	107
Federal National Mortgage Association, 5.00%, 4/1/20	37,774	41
Federal National Mortgage Association, 5.00%, 5/1/20	159,167	171

Asset Allocation Portfolio

Structured Products (10.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 11/1/34	568,314	599
Federal National Mortgage Association, 5.00%, 4/1/35	85,692	91
Federal National Mortgage Association, 5.00%, 7/1/35	277,231	293
Federal National Mortgage Association, 5.00%, 10/1/35	49,414	52
Federal National Mortgage Association, 5.32%, 4/1/14	129,924	140
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	555,000	598
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	162
Federal National Mortgage Association, 5.50%, 4/1/21	78,855	86
Federal National Mortgage Association, 5.50%, 10/1/34	260,444	280
Federal National Mortgage Association, 5.50%, 3/1/35	112,302	122
Federal National Mortgage Association, 5.50%, 9/1/35	588,515	633
Federal National Mortgage Association, 5.50%, 11/1/35	591,139	636
Federal National Mortgage Association, 5.50%, 2/1/37	413,380	445
Federal National Mortgage Association, 5.50%, 4/1/38	758,901	817
Federal National Mortgage Association, 6.00%, 10/1/34	226,769	250
Federal National Mortgage Association, 6.00%, 11/1/34	204,568	225
Federal National Mortgage Association, 6.00%, 5/1/35	11,199	12
Federal National Mortgage Association, 6.00%, 6/1/35	1,797	2
Federal National Mortgage Association, 6.00%, 7/1/35	120,969	132
Federal National Mortgage Association, 6.00%, 10/1/35	53,960	59
Federal National Mortgage Association, 6.00%, 11/1/35	145,870	160
Federal National Mortgage Association, 6.00%, 9/1/36	65,713	72
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	274,415	302
Federal National Mortgage Association, 6.50%, 1/1/39	590,427	662
Federal National Mortgage Association TBA, 4.00%, 4/1/26	4,600,000	4,726
Federal National Mortgage Association TBA, 5.00%, 5/1/41	1,500,000	1,564

Structured Products (10.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	219,972	227
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	312,630	333
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	300,000	337
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	42
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class GGA, 6.052%, 7/12/38 144A	30,000	33
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	25,000	26
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4A, 5.664%, 3/18/51 144A	522,000	561
Louisiana Public Facilities Authority, Series 2008, Class A2, 5.75%, 2/1/19	32,000	36
Louisiana Public Facilities Authority, Series 2008, Class A3, 6.55%, 8/1/20	150,000	175
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	36,002	37
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	29,565	31
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, .319%, 1/25/37	128,869	54
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 6.001%, 8/12/45 144A	557,000	602
Residential Funding Mortgage Securities I, Inc., Series 2003-S18, Class A1, 4.50%, 10/25/18	15,961	16
TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.339%, 3/25/37	71,166	68
Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.359%, 3/25/37	75,501	73
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.369%, 10/25/46	99,023	98
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.379%, 6/25/37	125,242	124
Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.789%, 11/25/34	42,134	39

Asset Allocation Portfolio

	Structured Products (10.5%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	22,556	23
	Wells Fargo Mortgage Backed Securities, Series 2003-12, Class A1, 4.75%, 11/25/18	5,923	6
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	29,177	30
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	136,790	133

	Total Structured Products
	(Cost: $26,039)		26,913

	Below Investment Grade Segment (6.3%)

	Aerospace/Defense (0.2%)
	AWAS Aviation Capital, Ltd., 7.00%, 10/15/16 144A	40,000	40
	Bombardier, Inc., 7.75%, 3/15/20 144A	35,000	38
	Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17 144A	60,000	49
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	77,546	65
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18 144A	40,000	42
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21 144A	40,000	42
	L-3 Communications Corp., 6.375%, 10/15/15	100,000	103
	Triumph Group, Inc., 8.625%, 7/15/18	40,000	44

	Total		423

	Autos/Vehicle Parts (0.3%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	20,000	22
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	45,000	46
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	40,000	43
	Exide Technologies, 8.625%, 2/1/18 144A	50,000	53
	Ford Motor Co., 7.45%, 7/16/31	80,000	87
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	25,000	28
	Ford Motor Credit Co. LLC, 8.125%, 1/15/20	30,000	34
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	25,000	27
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	75,000	84
(d)	Motors Liquidation Co., 7.20%, 1/15/11	30,000	9
(d)	Motors Liquidation Co., 8.375%, 7/15/33	260,000	77
	Navistar International Corp., 8.25%, 11/1/21	45,000	50
	Pinafore LLC/Pinafore, Inc., 9.00%, 10/1/18 144A	20,000	22
	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625%, 9/1/17 144A	36,000	40
	Visteon Corp., 6.75%, 4/15/19 144A	55,000	55

	Total		677

	Basic Materials (0.6%)
	AbitibiBowater, Inc., 10.25%, 10/15/18 144A	30,000	33
	AK Steel Corp., 7.625%, 5/15/20	35,000	36
	Aleris International, Inc., 7.625%, 2/15/18 144A	35,000	35

Below Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	30,000	32
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	30,000	32
Ball Corp., 5.75%, 5/15/21	55,000	54
Berry Plastics Corp., 8.25%, 11/15/15	20,000	21
Berry Plastics Corp., 9.50%, 5/15/18	40,000	40
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17	40,000	44
Cascades, Inc., 7.875%, 1/15/20	20,000	21
Chemtura Corp., 7.875%, 9/1/18 144A	15,000	16
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	30,000	33
CONSOL Energy, Inc., 8.00%, 4/1/17	20,000	22
CONSOL Energy, Inc., 8.25%, 4/1/20	55,000	61
Essar Steel Algoma, Inc., 9.375%, 3/15/15 144A	25,000	25
FMG Resources Property, Ltd., 7.00%, 11/1/15 144A	40,000	41
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17	25,000	27
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 10/1/18	20,000	21
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	35,000	37
Huntsman International LLC, 8.625%, 3/15/20	20,000	22
JMC Steel Group, 8.25%, 3/15/18 144A	20,000	20
LBI Escrow Corp., 8.00%, 11/1/17 144A	45,000	50
Momentive Performance Materials, Inc., 9.00%, 1/15/21 144A	15,000	16
Murray Energy Corp., 10.25%, 10/15/15 144A	45,000	48
NewPage Corp., 10.00%, 5/1/12	90,000	60
NewPage Corp., 11.375%, 12/31/14	80,000	80
Novelis, Inc., 7.25%, 2/15/15	112,000	114
Omnova Solutions, Inc., 7.875%, 11/1/18 144A	20,000	20
Patriot Coal Corp., 8.25%, 4/30/18	25,000	27
Polymer Group, Inc., 7.75%, 2/1/19 144A	20,000	21
Reynolds Group Holdings, Ltd., 8.25%, 2/15/21 144A	45,000	45
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21 144A	45,000	45
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19 144A	75,000	77
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.75%, 10/15/16 144A	70,000	74
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19 144A	45,000	47
Severstal Columbus LLC, 10.25%, 2/15/18	65,000	72
TPC Group LLC, 8.25%, 10/1/17 144A	35,000	37
United States Steel Corp., 7.375%, 4/1/20	30,000	31
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19 144A	30,000	31
Vertellus Specialties, Inc., 9.375%, 10/1/15 144A	15,000	16

Total		1,584

Builders/Building Materials (0.1%)
Associated Materials LLC, 9.125%, 11/1/17 144A	20,000	21
Cemex Finance LLC, 9.50%, 12/14/16 144A	45,000	48
Cemex SAB de CV, 9.00%, 1/11/18 144A	20,000	21
Headwaters, Inc., 7.625%, 4/1/19 144A	40,000	40

Asset Allocation Portfolio

Below Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

Builders/Building Materials continued
KB Home, 7.25%, 6/15/18	40,000	39
KB Home, 9.10%, 9/15/17	20,000	21
Lennar Corp., 6.95%, 6/1/18	35,000	35
Ply Gem Industries, Inc., 8.25%, 2/15/18 144A	20,000	21
Standard Pacific Corp., 8.375%, 5/15/18 144A	40,000	42
Texas Industries, Inc., 9.25%, 8/15/20	20,000	22
USG Corp., 8.375%, 10/15/18 144A	10,000	10

Total		320

Capital Goods (0.1%)
Case New Holland, Inc., 7.875%, 12/1/17 144A	20,000	22
The Manitowoc Co., Inc., 8.50%, 11/1/20	50,000	54
The Manitowoc Co., Inc., 9.50%, 2/15/18	30,000	33
RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25%, 2/1/21 144A	45,000	47
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14	26,000	27
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17 144A	35,000	40
SPX Corp., 6.875%, 9/1/17 144A	45,000	48

Total		271

Consumer Products/Retailing (0.4%)
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19 144A	25,000	26
Chinos Acquisition Corp., 8.125%, 3/1/19 144A	45,000	44
Education Management LLC/Education Management Finance Corp., 8.75%, 6/1/14	30,000	31
Hanesbrands, Inc., 6.375%, 12/15/20	45,000	44
Hanesbrands, Inc., 8.00%, 12/15/16	25,000	27
J.C. Penney Corp., Inc., 7.40%, 4/1/37	25,000	24
Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/19	80,000	79
Levi Strauss & Co., 7.625%, 5/15/20	40,000	40
Limited Brands, Inc., 6.625%, 4/1/21	35,000	36
Limited Brands, Inc., 8.50%, 6/15/19	15,000	17
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	25,000	27
Macy’s Retail Holdings, Inc., 6.70%, 7/15/34	35,000	35
Phillips-Van Heusen Corp., 7.375%, 5/15/20	20,000	21
Rent-A-Center, Inc., 6.625%, 11/15/20 144A	15,000	15
Revlon Consumer Products Corp., 9.75%, 11/15/15	50,000	54
Rite Aid Corp., 7.50%, 3/1/17	56,000	56
Rite Aid Corp., 9.375%, 12/15/15	45,000	41
Rite Aid Corp., 10.25%, 10/15/19	20,000	22
Rite Aid Corp., 10.375%, 7/15/16	35,000	38
Sears Holdings Corp., 6.625%, 10/15/18 144A	50,000	48
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 144A	20,000	22
SUPERVALU, Inc., 7.50%, 11/15/14	70,000	70
SUPERVALU, Inc., 8.00%, 5/1/16	80,000	80
Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	35,000	38
Toys R US Property Co. I LLC, 10.75%, 7/15/17	30,000	34
Toys R US Property Co. II LLC, 8.50%, 12/1/17	20,000	21
Toys R US, Inc.-Delaware, Inc., 7.375%, 9/1/16 144A	30,000	31
Visant Corp., 10.00%, 10/1/17	45,000	49

Total		1,070

Energy (0.8%)
ATP Oil & Gas Corp., 11.875%, 5/1/15	40,000	42
Berry Petroleum Co., 6.75%, 11/1/20	30,000	31

Below Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18 144A	30,000	32
Chaparral Energy, Inc., 8.25%, 9/1/21 144A	40,000	41
Chesapeake Energy Corp., 6.125%, 2/15/21	83,000	86
Chesapeake Energy Corp., 6.875%, 8/15/18	45,000	49
Cimarex Energy Co., 7.125%, 5/1/17	30,000	32
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	40,000	47
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/1/15 144A	18,000	20
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	4,000	4
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	20,000	22
Comstock Resources, Inc., 7.75%, 4/1/19	40,000	41
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	60,000	64
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	30,000	33
Denbury Resources, Inc., 8.25%, 2/15/20	20,000	22
El Paso Corp., 7.00%, 6/15/17	25,000	28
El Paso Corp., 7.25%, 6/1/18	45,000	51
El Paso Corp., 7.75%, 1/15/32	40,000	45
Energy Partners, Ltd., 8.25%, 2/15/18 144A	25,000	25
Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	33
EXCO Resources, Inc., 7.50%, 9/15/18	45,000	46
Exterran Holdings, Inc., 7.25%, 12/1/18 144A	50,000	51
Ferrellgas Partners LP, 6.50%, 5/1/21 144A	40,000	39
Forest Oil Corp., 7.25%, 6/15/19	30,000	31
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	40,000	42
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	35,000	37
Inergy LP/Inergy Finance Corp., 6.875%, 8/1/21 144A	25,000	26
James River Escrow, Inc., 7.875%, 4/1/19 144A	10,000	10
Key Energy Services, Inc., 6.75%, 3/1/21	20,000	20
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	60,000	62
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	20,000	20
Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 4/1/18	20,000	21
McJunkin Red Man Corp., 9.50%, 12/15/16 144A	50,000	51
Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 144A	50,000	54
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 3/15/18	40,000	43
Offshore Group Investments, Ltd., 11.50%, 8/1/15 144A	30,000	33
OPTI Canada, Inc., 7.875%, 12/15/14	40,000	21
OPTI Canada, Inc., 8.25%, 12/15/14	135,000	72
Petrohawk Energy Corp., 7.25%, 8/15/18	35,000	36
Petrohawk Energy Corp., 7.875%, 6/1/15	15,000	16
Petrohawk Energy Corp., 10.50%, 8/1/14	25,000	29
Plains Exploration & Production Co., 6.625%, 5/1/21	40,000	40
Plains Exploration & Production Co., 7.00%, 3/15/17	25,000	26
Plains Exploration & Production Co., 7.625%, 6/1/18	30,000	32
Plains Exploration & Production Co., 8.625%, 10/15/19	55,000	61
QEP Resources, Inc., 6.875%, 3/1/21	30,000	31
Range Resources Corp., 7.50%, 5/15/16	15,000	16
Rosetta Resources, Inc., 9.50%, 4/15/18	45,000	50

Asset Allocation Portfolio

	Below Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Sabine Pass LNG LP, 7.50%, 11/30/16	25,000	26
	SandRidge Energy, Inc., 7.50%, 3/15/21 144A	65,000	67
	SandRidge Energy, Inc., 8.00%, 6/1/18 144A	35,000	37
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	30,000	33
	SESI LLC, 6.875%, 6/1/14	85,000	87
	SM Energy Co., 6.625%, 2/15/19 144A	20,000	20
	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	25,000	27
	Swift Energy Co., 8.875%, 1/15/20	25,000	27
	Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	25,000	26
	Venoco, Inc., 8.875%, 2/15/19 144A	25,000	25
	W&T Offshore, Inc., 8.25%, 6/15/14 144A	35,000	36

	Total		2,175

	Financials (0.5%)
	Ally Financial, Inc., 7.50%, 9/15/20 144A	65,000	69
	Ally Financial, Inc., 8.00%, 3/15/20	45,000	49
	Ally Financial, Inc., 8.00%, 11/1/31	68,000	75
	American General Finance Corp., 5.40%, 12/1/15	55,000	50
(c)	BWAY Parent Co., Inc., 10.125%, 11/1/15 144A	20,000	21
	CIT Group, Inc., 7.00%, 5/1/16	50,000	50
	CIT Group, Inc., 7.00%, 5/1/17	85,000	85
	Crum & Forster Holdings Corp., 7.75%, 5/1/17	24,000	25
	E*TRADE Financial Corp., 0.00%, 8/31/19	100,000	151
	E*TRADE Financial Corp., 7.875%, 12/1/15	25,000	25
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	30,000	31
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	25,000	26
	International Lease Finance Corp., 7.125%, 9/1/18 144A	90,000	97
	International Lease Finance Corp., 8.625%, 9/15/15 144A	15,000	17
	International Lease Finance Corp., 8.75%, 3/15/17 144A	75,000	84
	International Lease Finance Corp., 8.875%, 9/1/17	65,000	73
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	35,000	9
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	7
	Regions Financial Corp., 7.75%, 11/10/14	25,000	27
	SLM Corp., 5.375%, 1/15/13	10,000	10
	SLM Corp., 5.375%, 5/15/14	35,000	36
	SLM Corp., 6.25%, 1/25/16	30,000	31
	SLM Corp., 8.00%, 3/25/20	65,000	71
	SLM Corp., 8.45%, 6/15/18	25,000	28
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	70,000	69

	Total		1,216

	Foods (0.2%)
	Blue Merger Sub, Inc., 7.625%, 2/15/19 144A	20,000	20
	Bumble Bee Acquisition Corp., 9.00%, 12/15/17 144A	25,000	26
(c)	Bumble Bee Holdco SCA, 9.625%, 3/15/18 144A	20,000	19
	Constellation Brands, Inc., 7.25%, 9/1/16	35,000	38
	Cott Beverages, Inc., 8.125%, 9/1/18	45,000	48
	Cott Beverages, Inc., 8.375%, 11/15/17	20,000	21
	Dean Foods Co., 7.00%, 6/1/16	55,000	52
	Dean Foods Co., 9.75%, 12/15/18 144A	25,000	26
	Dole Food Co., Inc., 8.00%, 10/1/16 144A	25,000	27
	Dole Food Co., Inc., 13.875%, 3/15/14	30,000	36
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	65,000	67
	Michael Foods, Inc., 9.75%, 7/15/18 144A	15,000	16
	Pilgrim’s Pride Corp., 7.875%, 12/15/18 144A	35,000	34

	Below Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

	Foods continued
	Smithfield Foods, Inc., 10.00%, 7/15/14	19,000	22
	TreeHouse Foods, Inc., 7.75%, 3/1/18	35,000	38

	Total		490

	Gaming/Leisure/Lodging (0.4%)
	AMC Entertainment, Inc., 8.75%, 6/1/19	25,000	27
	AMC Entertainment, Inc., 9.75%, 12/1/20 144A	30,000	32
	Ameristar Casinos, Inc., 7.50%, 4/15/21 144A	55,000	55
	Corrections Corp. of America, 7.75%, 6/1/17	45,000	49
	The Geo Group, Inc., 6.625%, 2/15/21 144A	35,000	35
	Harrah’s Operating Co., 10.00%, 12/15/18	73,000	67
	Harrah’s Operating Co., 11.25%, 6/1/17	50,000	57
	Harrah’s Operating Co., 12.75%, 4/15/18 144A	40,000	40
	The Hertz Corp., 6.75%, 4/15/19 144A	25,000	25
	Marina District Finance Co., Inc., 9.50%, 10/15/15 144A	10,000	10
	MGM Resorts International, 7.50%, 6/1/16	35,000	33
	MGM Resorts International, 9.00%, 3/15/20	50,000	55
	MGM Resorts International, 11.125%, 11/15/17	55,000	63
	Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 4/15/16 144A	20,000	21
	Penn National Gaming, Inc., 8.75%, 8/15/19	40,000	44
	Pinnacle Entertainment, Inc., 8.625%, 8/1/17	25,000	27
	Regal Entertainment Group, 9.125%, 8/15/18	55,000	59
	Scientific Games Corp., 8.125%, 9/15/18 144A	10,000	11
	Scientific Games International, Inc., 9.25%, 6/15/19	25,000	27
	Speedway Motorsports, Inc., 6.75%, 2/1/19 144A	30,000	30
	Speedway Motorsports, Inc., 8.75%, 6/1/16	50,000	55
	Universal City Development Partners, Ltd./UCDP Finance, Inc., 8.875%, 11/15/15	40,000	44
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	25,000	26
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	35,000	37

	Total		929

	Health Care/Pharmaceuticals (0.5%)
	Alere, Inc., 8.625%, 10/1/18	25,000	27
	AMGH Merger Sub, Inc., 9.25%, 11/1/18 144A	15,000	16
	Apria Healthcare Group, Inc., 12.375%, 11/1/14	25,000	27
	Axcan Intermediate Holdings, Inc., 12.75%, 3/1/16	15,000	17
(c)	Biomet, Inc., 10.375%, 10/15/17	55,000	60
	Capella Healthcare, Inc., 9.25%, 7/1/17 144A	25,000	27
	Elan Finance PLC/Elan Finance Corp., 8.75%, 10/15/16	35,000	37
	Gentiva Health Services, Inc., 11.50%, 9/1/18	45,000	51
	Giant Funding Corp., 8.25%, 2/1/18 144A	50,000	51
	HCA Holdings, Inc., 7.75%, 5/15/21 144A	35,000	37
	HCA, Inc., 7.25%, 9/15/20	30,000	32
	HCA, Inc., 7.875%, 2/15/20	25,000	27
	HCA, Inc., 8.50%, 4/15/19	50,000	56
	HCA, Inc., 9.25%, 11/15/16	18,000	19
(c)	HCA, Inc., 9.625%, 11/15/16	31,000	33
	HCA, Inc., 9.875%, 2/15/17	10,000	11
	Health Management Associates, Inc., 6.125%, 4/15/16	55,000	57
	Mylan, Inc./PA, 6.00%, 11/15/18 144A	35,000	35
	Mylan, Inc./PA, 7.625%, 7/15/17 144A	20,000	22
	Mylan, Inc./PA, 7.875%, 7/15/20 144A	15,000	16
	Patheon, Inc., 8.625%, 4/15/17 144A	30,000	31
	Radnet Management, Inc., 10.375%, 4/1/18	35,000	35
	Service Corp. International, 6.75%, 4/1/16	60,000	64

Asset Allocation Portfolio

	Below Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Service Corp. International, 7.00%, 5/15/19	30,000	32
	Service Corp. International, 8.00%, 11/15/21	15,000	16
	Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/16	50,000	55
	Tenet Healthcare Corp., 8.875%, 7/1/19	55,000	63
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	70,000	69
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	15,000	15
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	55,000	54
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19 144A	30,000	30
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 2/1/18	45,000	46
	Vanguard Health Systems, Inc., 0.00%, 2/1/16 144A	40,000	25
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18 144A	50,000	52

	Total		1,245

	Media (0.6%)
	Allbritton Communications Co., 8.00%, 5/15/18	20,000	21
	Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 144A	15,000	16
	Cablevision Systems Corp., 7.75%, 4/15/18	45,000	49
	CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	42,818	51
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19 144A	35,000	36
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	20,000	21
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	55,000	57
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18	20,000	21
	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	40,000	44
	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 144A	65,000	68
	Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17	25,000	27
	CSC Holdings LLC, 8.625%, 2/15/19	35,000	40
	CSC Holdings, Inc., 7.875%, 2/15/18	77,000	85
(c)	Dex One Corp., 12.00%, 1/29/17	83,092	53
	DISH DBS Corp., 7.125%, 2/1/16	85,000	91
	DISH DBS Corp., 7.875%, 9/1/19	80,000	87
	Entravision Communications Corp., 8.75%, 8/1/17	20,000	21
	Insight Communications Co., Inc., 9.375%, 7/15/18 144A	25,000	28
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19 144A	50,000	50
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20 144A	25,000	25
	Intelsat Jackson Holdings SA, 7.50%, 4/1/21 144A	115,000	115
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19 144A	75,000	81
	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	60,000	64
	Lamar Media Corp., 6.625%, 8/15/15	25,000	26
	Lamar Media Corp., 7.875%, 4/15/18	15,000	16
	The McClatchy Co., 11.50%, 2/15/17	25,000	28
	Media General, Inc., 11.75%, 2/15/17	25,000	27

	Below Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	35,000	37
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18 144A	45,000	48
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16	20,000	24
	QVC, Inc., 7.375%, 10/15/20 144A	55,000	57
	QVC, Inc., 7.50%, 10/1/19 144A	55,000	58
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/1/17 144A	40,000	42
	Univision Communications, Inc., 7.875%, 11/1/20 144A	55,000	58
	Virgin Media Finance PLC., 8.375%, 10/15/19	25,000	28
	XM Satellite Radio, Inc., 7.625%, 11/1/18 144A	20,000	21

	Total		1,621

	Real Estate (0.0%)
	CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16 144A	15,000	15
(c)	CityCenter Holdings LLC/CityCenter Finance Corp., 10.75%, 1/15/17 144A	25,000	26
	Colonial Realty LP, 6.05%, 9/1/16	20,000	20
	DuPont Fabros Technology LP, 8.50%, 12/15/17	35,000	39

	Total		100

	Services (0.1%)
	Affinion Group, Inc., 7.875%, 12/15/18 144A	20,000	19
	ARAMARK Corp., 8.50%, 2/1/15	25,000	26
	EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 8/15/18 144A	20,000	22
	Great Lakes Dredge & Dock Co., 7.375%, 2/1/19 144A	20,000	20
	Mobile Mini, Inc., 7.875%, 12/1/20 144A	40,000	43
	Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18 144A	40,000	46

	Total		176

	Technology (0.3%)
	Avaya, Inc., 7.00%, 4/1/19 144A	25,000	24
	CommScope, Inc., 8.25%, 1/15/19 144A	20,000	21
	First Data Corp., 7.375%, 6/15/19 144A	40,000	41
	First Data Corp., 8.25%, 1/15/21 144A	45,000	45
	First Data Corp., 9.875%, 9/24/15	40,000	41
(c)	First Data Corp., 10.55%, 9/24/15	79,748	87
	Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	30,000	33
	Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	35,000	39
	Interactive Data Corp., 10.25%, 8/1/18 144A	25,000	28
	MEMC Electronic Materials, Inc., 7.75%, 4/1/19 144A	35,000	36
	Seagate HDD Cayman, 6.875%, 5/1/20 144A	50,000	50
	Seagate HDD Cayman, 7.75%, 12/15/18 144A	45,000	46
	SunGard Data Systems, Inc., 7.375%, 11/15/18 144A	30,000	31
	SunGard Data Systems, Inc., 7.625%, 11/15/20 144A	65,000	67
	Travelport LLC, 9.875%, 9/1/14	40,000	39
	West Corp., 7.875%, 1/15/19 144A	55,000	56
	West Corp., 8.625%, 10/1/18 144A	45,000	47
	West Corp., 11.00%, 10/15/16	30,000	32

	Total		763

Asset Allocation Portfolio

	Below Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications (0.6%)
	Cincinnati Bell, Inc., 8.25%, 10/15/17	45,000	45
	Cincinnati Bell, Inc., 8.75%, 3/15/18	25,000	24
	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	75,000	81
	Cricket Communications, Inc., 7.75%, 5/15/16	45,000	48
	Cricket Communications, Inc., 7.75%, 10/15/20	50,000	50
	Cricket Communications, Inc., 10.00%, 7/15/15	70,000	77
	Digicel Group, Ltd., 8.25%, 9/1/17 144A	35,000	37
	Equinix, Inc., 8.125%, 3/1/18	35,000	38
	Frontier Communications Corp., 8.125%, 10/1/18	15,000	16
	Frontier Communications Corp., 8.25%, 4/15/17	40,000	43
	Frontier Communications Corp., 8.50%, 4/15/20	55,000	60
	Frontier Communications Corp., 8.75%, 4/15/22	30,000	32
	Frontier Communications Corp., 9.00%, 8/15/31	30,000	31
	GCI, Inc., 8.625%, 11/15/19	35,000	38
	Level 3 Financing, Inc., 9.375%, 4/1/19 144A	40,000	39
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	45,000	45
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	40,000	43
	Nextel Communications, Inc., 6.875%, 10/31/13	65,000	65
	NII Capital Corp., 7.625%, 4/1/21	25,000	26
	NII Capital Corp., 8.875%, 12/15/19	40,000	44
	PAETEC Holding Corp., 8.875%, 6/30/17	30,000	32
	Qwest Communications International, Inc., 8.00%, 10/1/15	25,000	28
	SBA Telecommunications, Inc., 8.00%, 8/15/16	50,000	54
	SBA Telecommunications, Inc., 8.25%, 8/15/19	35,000	39
	Sprint Capital Corp., 6.90%, 5/1/19	50,000	52
	Sprint Nextel Corp., 6.00%, 12/1/16	120,000	120
	Sprint Nextel Corp., 8.375%, 8/15/17	85,000	95
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	35,000	37
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	74,668	90
	Windstream Corp., 7.00%, 3/15/19	55,000	55
	Windstream Corp., 7.50%, 4/1/23 144A	20,000	20
	Windstream Corp., 7.75%, 10/15/20 144A	20,000	20
	Windstream Corp., 7.75%, 10/15/20	75,000	77
	Windstream Corp., 7.875%, 11/1/17	50,000	54

	Total		1,655

	Transportation (0.1%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	45,000	45
	Florida East Coast Railway Corp., 8.125%, 2/1/17 144A	25,000	26
	Kansas City Southern de Mexico SAB de CV, 8.00%, 2/1/18	35,000	38
	Teekay Corp., 8.50%, 1/15/20	20,000	22

	Total		131

	Utilities (0.5%)
	The AES Corp., 7.75%, 10/15/15	10,000	11
	The AES Corp., 8.00%, 10/15/17	45,000	48
	The AES Corp., 8.00%, 6/1/20	85,000	92
	Calpine Corp., 7.50%, 2/15/21 144A	25,000	26
	Calpine Corp., 7.875%, 7/31/20 144A	50,000	53
	CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	23
	CMS Energy Corp., 4.25%, 9/30/15	35,000	35
	Dynegy Holdings, Inc., 7.50%, 6/1/15	45,000	38
	Dynegy Holdings, Inc., 7.75%, 6/1/19	30,000	23
	Dynegy Holdings, Inc., 8.375%, 5/1/16	20,000	17
	Edison Mission Energy, 7.00%, 5/15/17	90,000	72
	Edison Mission Energy, 7.20%, 5/15/19	24,000	19
	Edison Mission Energy, 7.50%, 6/15/13	35,000	35

	Below Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Edison Mission Energy, 7.75%, 6/15/16	95,000	81
	Elwood Energy LLC, 8.159%, 7/5/26	48,750	48
	Energy Future Holdings Corp., 10.00%, 1/15/20	55,000	58
	Energy Future Holdings Corp., 10.875%, 11/1/17	21,000	18
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	23,000	24
	Homer City Funding LLC, 8.137%, 10/1/19	26,800	24
	Mirant Americas Generation LLC, 8.50%, 10/1/21	25,000	26
	NRG Energy, Inc., 7.375%, 2/1/16	75,000	78
	NRG Energy, Inc., 7.375%, 1/15/17	36,000	38
	NRG Energy, Inc., 7.625%, 1/15/18 144A	40,000	42
	NRG Energy, Inc., 8.25%, 9/1/20 144A	85,000	88
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	79
	NV Energy, Inc., 6.25%, 11/15/20	25,000	25
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	65,000	38

	Total		1,159

	Total Below Investment Grade Segment
	(Cost: $15,150)		16,005

	Short-Term Investments (19.9%)

	Beverage/Bottling (1.2%)
(b)	PepsiCo, Inc., 0.16%, 5/26/11	3,000,000	2,999

	Total		2,999

	Commercial Banks Non-US (1.2%)
(b)	Barclays US Funding LLC, 0.10%, 4/12/11	3,000,000	3,000

	Total		3,000

	Energy (2.3%)
(b)	Sempra Global, 0.28%, 4/8/11	3,000,000	3,000
(b)	Xcel Energy, Inc., 0.29%, 4/8/11	3,000,000	3,000

	Total		6,000

	Federal Government & Agencies (4.7%)
	Federal Home Loan Bank, 0.055%, 4/27/11	6,200,000	6,199
(b)	Federal Home Loan Bank, 0.08%, 4/6/11	3,700,000	3,700
(k)	Federal Home Loan Bank, 0.115%, 4/27/11	1,000,000	1,000
(b)	Federal Home Loan Bank, 0.155%, 4/25/11	1,200,000	1,200

	Total		12,099

	Finance Services (1.2%)
	Govco LLC, 0.23%, 5/25/11	3,000,000	2,999

	Total		2,999

Asset Allocation Portfolio

Short-Term Investments (19.9%)	Shares/ $ Par	Value $ (000’s)

Food Processors (2.3%)
HJ Heinz Finance Co., 0.25%, 4/7/11	3,000,000	3,000
Kellogg Co., 0.27%, 4/11/11	3,000,000	3,000

Total		6,000

Health Care/Pharmaceuticals (1.2%)
Roche Holdings, Inc., 0.16%, 4/20/11	3,000,000	3,000

Total		3,000

Information Technology (1.2%)
Google, Inc., 0.16%, 5/2/11	3,000,000	2,999

Total		2,999

Oil and Gas (2.3%)
Devon Energy Corp., 0.20%, 4/1/11	2,800,000	2,800
Kinder Morgan Energy LP, 0.32%, 4/6/11	3,000,000	3,000

Total		5,800

Short Term Business Credit (2.3%)
Atlantic Asset Securitization LLC, 0.25%, 4/11/11	3,000,000	3,000
Falcon Asset Securitization Co. LLC, 0.20%, 4/12/11	3,000,000	3,000

Total		6,000

Total Short-Term Investments
(Cost: $50,896)		50,896

Total Investments (102.2%)
(Cost: $231,362)(a)		261,042

Other Assets, Less
Liabilities (-2.2%)		(5,500)

Net Assets (100.0%)		255,542

Asset Allocation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011 the value of these securities (in thousands) was $11,715 representing 4.6% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At March 31, 2011 the aggregate cost of securities for federal tax purposes (in thousands) was $231,362 and the net unrealized appreciation of investments based on that cost was $29,680 which is comprised of $32,978 aggregate gross unrealized appreciation and $3,298 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at March 31, 2011, $3,890)	61	6/11	$139
US Ten Year Treasury Note Futures (Short) (Total Notional Value at March 31, 2011, $5,959)	50	6/11	7
US Two Year Treasury Note Futures (Long) (Total Notional Value at March 31, 2011, $1,745)	8	6/11	-	(m)
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at March 31, 2011, $245)	2	6/11	2

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond - par value is foreign denominated.

(h)	Forward foreign currency contracts outstanding on March 31, 2011.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	AUD	200	9/11	$-	$(2)	$(2)
Sell	Barclays Bank PLC	BRL	167	6/11	-	-	- (m)
Buy	Barclays Bank PLC	JPY	64,681	9/11	-	(21)	(21)
Sell	Barclays Bank PLC	JPY	576,749	9/11	357	-	357
Sell	Barclays Bank PLC	MXN	6,990	4/11	-	(18)	(18)

					$357	$(41)	$316

AUD — Australian Dollar

BRL — Brazilian Real

JPY — Japanese Yen

MXN — Mexican New Peso

Asset Allocation Portfolio

(j)	Swap agreements outstanding on March 31, 2011.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
MSCI Daily Net EAFE Index	Goldman Sachs International	3-Month USD LIBOR - 25 Basis Points (Bps)	MSCI Daily Net EAFE Index Total Return	8/11	27,528	$(329)
Russell 1000 Growth Index	Credit Suisse International	Russell 1000 Growth Index Total Return	3-Month USD LIBOR - 8 Bps	2/12	31,000	(52)
Russell 1000 Value Index	Credit Suisse International	3-Month USD LIBOR + 4 Bps	Russell 1000 Value Index Total Return	2/12	31,000	352
Russell 2000 Growth Biotechnology Industry Index	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR - 20 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/11	153	13
Russell Midcap Growth Index	Credit Suisse International	Russell Midcap Growth Index Total Return	3-Month USD LIBOR - 21 Bps	5/11	10,996	(321)
Russell Midcap Value Index	Credit Suisse International	3-Month USD LIBOR - 9 Bps	Russell Midcap Value Index Total Return	5/11	10,433	353

						$16

(k)	Securities with an aggregate value of $1,000 (in thousands) have been pledged as collateral for swap contracts outstanding on March 31, 2011.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

Asset Allocation Portfolio

The following is a summary of the inputs used in valuing the Portfolios’ assets and liabilities at March 31, 2011.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$125,367	$-	$-
Foreign Common Stocks	17,036	-	-
Preferred Stocks	157	85	-
US Government & Agency Bonds	-	8,690	-
Foreign Bonds	-	1,973	-
Municipal Bonds	-	840	-
Corporate Bonds	-	29,085	-
Structured Products	-	26,913	-
Short-Term Investments	-	50,896	-
Other Financial Instruments^
Futures	148	-	-
Forward Currency Contracts	-	357	-
Total Return Swaps	-	718	-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(41)	-
Total Return Swaps	-	(702)	-
Total	$142,708	$118,814	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ R. David Ells
R. David Ells, President

Date: May 18, 2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. David Ells
R. David Ells, President

Date: May 18, 2011

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President,
Chief Financial Officer and Treasurer

Date: May 18, 2011